As Filed with the Securities and Exchange Commission on April 23, 2001
                                        Registration Nos. 333-28755; 811-5626
-----------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.___                                 [ ]
     Post-Effective Amendment No. 14                                [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 125                                              [X]

                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

         1475 Dunwoody Drive, West Chester, PA                19380
         (Address of Depositor' Principal Executive Offices) (Zip Code) 610-425-3400
         (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL OFFICES)

Marilyn Talman, Esq.                        COPY TO:
Golden American Life Insurance Company      Stephen E. Roth, Esq.
1475 Dunwoody Drive                         Sutherland Asbill & Brennan LLP
West Chester, PA  19380                     1275 Pennsylvania Avenue, N.W.
(610) 425-3516                              Washington, D.C. 20004-2415
(NAME AND ADDRESS OF AGENT FOR SERVICE
  OF PROCESS)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   As soon as practical after the effective date of the Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box):
     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]  on May 1, 2001 pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
     [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

TITLE OF SECURITIES BEING REGISTERED:
     Deferred Combination Variable and Fixed Annuity Contracts

                           PART A

                      EXPLANATORY NOTE

This Registration Statement contains two separate Profiles, Prospectuses and Statements of Additional Information for the GoldenSelect PREMIUM PLUS Contract. This Amendment to the Registration Statement contains two forms of the Profile, Prospectus and Statement of Additional Information.

|----------------------------------------------|
|       |     FORM 1      |     FORM 2         |
|-------|-----------------|--------------------|
|PROFILE|  PREMIUM PLUS   | THE GALAXY VIP FUND|
|PROS.  | 39 INVESTMENT   |   44 INVESTMENT    |
|AND SAI|    OPTIONS      |     OPTIONS        |
|-------|-----------------|--------------------|

Form One describes the GoldenSelect PREMIUM PLUS Contract in its current form and offers forty investment options.

Form Two contains one separate Profile and Prospectus for the GoldenSelect Premium Plus Contract. This Amendment to the Registration Statement contains only a single Profile and Prospectus. The distribution system for the Contracts offered by each version of the Profile and Prospectus is different. Form 1 contains twenty eight portfolios of The GCG Trust, two portfolios of the PIMCO Variable Insurance Trust, one portfolio of the Pilgrim Variable Insurance Trust, three portfolios of the Pilgrim Variable Products Trust, one portfolio of the Credit Suisse Warburg Pincus Trust, two portfolios of the Prudential Series Fund and three portfolios of the ProFunds. Form 2 contains five portfolios of The Galaxy VIP Fund in addition to all portfolios offered in Form 1. Other than these differences, Form 1 and Form 2 are substantially similar.

                       CREDIT SUPPLEMENT

                                        Registration Nos. 333-28755; 811-5626

ING  VARIABLE  ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                        PROFILE AND PROSPECTUS SUPPLEMENT

                             DATED MAY 1, 2001


                                SUPPLEMENT TO THE
                       PROSPECTUS DATED MAY 1, 2001
                                       FOR

         DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT ISSUED
            BY GOLDEN AMERICAN LIFE INSURANCE COMPANY ("WE" OR "OUR")
                 (THE "GOLDENSELECT PREMIUM PLUS(R) PROSPECTUS")

                                   ----------


This supplement should be retained with your Prospectus.



The following information supplements the GOLDENSELECT PREMIUM PLUS Prospectus. Capitalized terms have the meanings described in the Prospectus.

For any Contract whose Owner (older Owner in the case of joint owners) or Annuitant (when the Owner is not an individual) at the time of a premium payment, was less than age 70 (measured on his or her last Contract Anniversary), we will add a Credit of 5% to the premium paid. This 5% Credit consists of a 4% contractual guarantee and a 1% credit enhancement. The credit enhancement on future premium payments (but not the contractual guarantee) may be reduced or eliminated at our option at anytime with 30 days notice.















109730                                                                 05/01/01

               SUPPLEMENT LINKING FID BROCHURE TO
               PROSPECTUS OF GOLDENSELECT PREMIUM PLUS/R/

                                        Registration Nos. 333-28755; 811-5626

ING  VARIABLE  ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                        PROFILE AND PROSPECTUS SUPPLEMENT

                             DATED MAY 1, 2001


                    SUPPLEMENT TO THE PROFILE AND PROSPECTUS
                             DATED MAY 1, 2001
                                       FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                (THE "GOLDENSELECT PREMIUM PLUS(R) PROSPECTUSES")

                            -------------------------

You should keep this supplement with your Profile and Prospectus.



     A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The Fixed Interest Division is part of the Golden American General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940. Interests in the Fixed Interest Division are offered through an Offering Brochure, dated May 1, 1999. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. When reading through the GoldenSelect PREMIUM PLUS Prospectus, the Fixed Interest Division should be counted among the various subaccounts available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply. You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.




ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

109634                                                                 05/01/01

             PROFILE AND PROSPECTUS SUPPLEMENT FOR
           PREMIUM PLUS PROSPECTUS 5.5% WA SUPPLEMENT
            FOR USE ONLY IN THE STATE OF WASHINGTON

                                        Registration Nos. 333-28755; 811-5626

ING  VARIABLE  ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                        PROFILE AND PROSPECTUS SUPPLEMENT

                                   MAY 1, 2001

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2001
                                       FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                 (THE "GOLDENSELECT PREMIUM PLUS(R) PROSPECTUS")
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     FOR USE ONLY IN THE STATE OF WASHINGTON
                                  ----------

               The following information supplements and replaces
                  certain information contained in the Profile
                      and Prospectus dated May 1, 2001 for
 Deferred Combination Variable and Fixed Annuity Contracts (the "Prospectus").
     The capitalized terms used in this supplement have the same meaning as those in the Prospectus. You should keep this supplement with your
                             Profile and Prospectus.

GOLDENSELECT PREMIUM PLUS contracts issued for delivery in the State of Washington will have a "5.5% Enhanced Death Benefit" and a "Max 5.5 Enhanced Death Benefit." The "7% Solution Enhanced Death Benefit" and the "Max 7 Enhanced Death Benefit" referred to in the Profile and Prospectus are not available and not offered in the State of Washington. The "5.5% Enhanced Death Benefit" and a "Max 5.5 Enhanced Death Benefit" described as follows supplements the information in the Profile and Prospectus and is made part of those documents.

PROFILE

5.       EXPENSES

The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $30. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

                                                5.5% Solution        Max 5.5
         Mortality & Expense Risk Charge            1.45%             1.55%
         Asset-Based Administrative Charge          0.15%             0.15%
                                                    -----             -----
         Total                                      1.60%             1.70%

The example table is designed to help you understand contract charges. The examples of expenses illustrated in the Profile are the maximum expected expenses associated with a contract which would occur with the assumptions listed. Using the $30 administration charge and the expenses listed above, and if all other assumptions are the same, the fees associated with the Max 5.5 Enhanced Death Benefit Option would not exceed those shown in the tables.

9.   DEATH BENEFIT

You may choose (i) the Standard Death Benefit, (ii) the 5.5% Solution Enhanced Death Benefit, (iii) the Annual Ratchet Enhanced Death Benefit or (iv) the Max
5.5 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are not available in your state. The 5.5% Solution
Enhanced  Death Benefit,  the Annual Ratchet  Enhanced Death Benefit and the Max
5.5 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than

79 years old at the time of purchase. The 5.5% Solution, Annual Ratchet and Max 5.5 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

Under the 5.5% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary is eligible to receive the greatest of:

1)   the contract value;
2) the total premium payments made under the Contract after pro rata adjustments for any withdrawals; 3) the cash surrender value; or 4) the enhanced death benefit minus any credits added within 1 year prior to death, which we determine as follows:
     we credit interest each business day at the 5.5% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium and the credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 5.5% per year of cumulative premiums and premium credits. Special withdrawals shall reduce the 5.5% Solution Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a prorata adjustment to the death benefit is made.

     Note for current Special Funds: The actual interest rate used for calculating the 5.5% Solution Enhanced Death Benefit for the Liquid Asset and Limited Maturity Bond investment portfolios and the Fixed Account, will be the lesser of (1) 5.5% and (2) the interest rate, positive or negative, providing a yield on the Guaranteed Death Benefit equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any fund as a Special Fund on existing contracts with respect to new premiums added to such fund and also with respect to new transfers to such funds.

Under the MAX 5.5 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 5.5% Solution and the Annual Ratchet Enhanced Death Benefit.

Under this benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Death Benefit are calculated in the same manner as if each were elected the benefit.

Note: In the cases described above and in the prospectus, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

PROSPECTUS

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

         Administrative Charge                                $30

SEPARATE ACCOUNT ANNUAL CHARGES****

                                                5.5% Solution        Max 5.5
         Mortality & Expense Risk Charge            1.45%             1.55%
         Asset-Based Administrative Charge          0.15%             0.15%
                                                    -----             -----
         Total                                      1.60%             1.70%

**** As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

EXAMPLES
The examples of expenses shown in the Prospectus are the maximum expected expenses associated with a contract which would occur based on the election of the Max 7 Enhanced Death Benefit Option using the assumptions listed in the prospectus. Using the $30 administration charge and the lower separate account annual charge, and if all other assumptions are the same the expenses associated with an election of the 5.5% Solution Enhanced Death Benefit Option or the Max
5.5 Enhanced Death Benefit Option would not exceed those shown in the example tables in the prospectus.

--------------------------------------------------------------------------------
                              DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

You may choose from the following 4 death benefit choices: (1) the Standard Death Benefit Option; (2) the 5.5% Solution Enhanced Death Benefit Option; (3) the Annual Ratchet Enhanced Death Benefit Option; and (4) the Max 5.5 Enhanced Death Benefit Option. The 7% Solution Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are not available in your state.

     ENHANCED DEATH BENEFITS. If the 5.5% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit or the Max 5.5 Enhanced Death Benefit is elected, the death benefit under the Contract is the greatest of (i) the contract value minus any credits added within 1 year prior to death; (ii) total premium payments reduced by a pro rata adjustment for any withdrawal; (iii) the cash surrender value; and (iv) the enhanced death benefit as calculated below minus any credits added within 1 year prior to death.

The Max 5.5 Enhanced Death Benefit is the greater of (1) the 5.5% Solution Enhanced Death Benefit or (2) the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

-----------------------------------------------------------------------------------------------------------------
                                  How the Enhanced Death Benefit is Calculated
                      5.5% Solution                                            Annual Ratchet
----------------------------------------------------------- -----------------------------------------------------
On  each  business  day  that  occurs  on  or  before  the  Between contract  anniversaries,  the enhanced death contract  owner  turns 80, we credit  interest at the 5.5%  benefit is the  amount  determined  below.  We first annual  effective rate* to the enhanced death benefit from  take the enhanced  death  benefit from the preceding the preceding day (which would be the initial  premium and  day (which  would be the initial  premium and credit credit if the  preceding day is the contract  date),  then  if the  valuation  date is the  contract  date)  and we add  additional  premiums  paid and credits added since  then we add  additional  premiums  paid and  credits the  preceding  day,  then we adjust  for any  withdrawals  added  since the  preceding  day,  then  reduce  the made  (including  any Market Value  Adjustment  applied to  enhanced  death  benefit  pro rata for any  contract
such withdrawals and any associated  surrender  charges**)  value   withdrawn.   That  amount  becomes  the  new
since the preceding day. At age 80 the  accumulation  rate  enhanced death benefit.
used will change.                                           On  each  contract  anniversary  that  occurs  on or
                                                            before the  contract  owner turns age 80, we compare
There is no maximum,  however,  the death  benefit will be  the prior  enhanced  death  benefit to the  contract
reduced by adjustments for withdrawals.***                  value  and  select  the  larger  amount  as the  new
                                                            enhanced death benefit.

----------------------------------------------------------- -----------------------------------------------------

* The actual interest rate used for calculating the 5.5% Solution enhanced death benefit for the Liquid Asset and Limited Maturity Bond investment portfolios and the Fixed Account, will be the lesser of (1) 5.5% and (2) the interest rate, positive or negative, providing a yield on the Enhanced Death Benefit equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any fund as a Special Fund on existing contracts with respect to new premiums added to such fund and also with respect to new transfers to such funds. Thus, selecting these investments may limit the enhanced death benefit.
** Each premium payment and credit reduced by adjustments for any withdrawals and any associated surrender charges incurred will continue to grow at the 5.5% annual effective.
*** Each withdrawal reduces the enhanced death benefit as follows: If total withdrawals in a contract year do not exceed 5.5% of cumulative premiums and credits and did not exceed 5.5% of cumulative premiums and credits in any prior contract year, such withdrawals will reduce the enhanced death benefit by the amount of the withdrawal (and any associated surrender charge) including any Market Value Adjustment. Once withdrawals in any contract year exceed 5.5% of cumulative premiums, withdrawals will reduce the enhanced death benefit in proportion to the reduction in contract value pro rata.

--------------------------------------------------------------------------------
                             CHARGES AND FEES
--------------------------------------------------------------------------------

ADMINISTRATIVE CHARGE
The administrative charge, if applicable, is $30 per contract year.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected. If you have elected the Standard Death Benefit, the charge, on an annual basis, is equal to 1.30% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .003585% for each day since the previous business day. If you have elected an enhanced death benefit, the charge, on an annual basis, is equal to 1.45% for the Annual Ratchet Enhanced Death Benefit, 1.45% for the 5.5% Solution Enhanced Death Benefit or 1.55% for the Max 5.5 Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .004002%, .004002%, or .004280%, respectively, for each day since the previous business day.


This supplement should be retained with your GOLDENSELECT PREMIUM PLUS(R) Prospectus.


































ING  VARIABLE  ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

109635                                                                05/01/01

            PROFILE AND PROSPECTUS SUPPLEMENT FOR
            PREMIUM PLUS PROSPECTUS OR SUPPLEMENT
            FOR USE ONLY IN THE STATE OF OREGON

                                        Registration Nos. 333-28755; 811-5626

ING VARIABLE ANNUITIES
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT

                                DATED MAY 1, 2001


                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 2001 FOR
      PREMIUM PLUS DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                         (THE "PREMIUM PLUS PROSPECTUS")

                            -------------------------

You should keep this supplement with your Profile and Prospectus.

For Contracts issued in the State of Oregon, the following provisions apply:

1. Premium payments may be made in the first contract year only. Please see the Profile and Prospectus for applicable minimums for initial and additional premium payments.

2. The annuity start date must be:

     a. at least 9 years from the contract date or the date of the most recent premium payment, if later; and

     b.   before  the  month  end  of  the  month   immediately   following  the
          annuitant's 90th birthday or 10 years from the contract date, if later.

     3. If it is necessary to deduct the annual administrative charge from your Fixed Interest Division allocations, such deduction will be limited to the amount of interest credited to such allocation(s) in excess of the minimum guaranteed interest rate of 3%.

4. A surrender charge will not be deducted if the Contract is surrendered on the annuity start date.


















ING VARIABLE ANNUITIES
Golden American Life Insurance Company
Golden American Life Insurance Company is a stock company domiciled in Delaware

109730                                                                  05/01/01

                      PROFILE AND PROSPECTUS OF
                     GOLDENSELECT PREMIUM PLUS/R/
                             (FORM ONE)

ING VARIABLE ANNUITIES

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                                   PROFILE OF

                          GOLDENSELECT PREMIUM PLUS(R)

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT


                                   MAY 1, 2001


     --------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     --------------------------------------------------------------------

--------------------------------------------------------------------------------


1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. The Contract features a minimum 4% credit to each premium you pay.
The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of 39 mutual fund investment portfolios through our Separate Account B and/or (ii) in a fixed account of Golden American with guaranteed interest periods. The 39 mutual fund portfolios are listed on page 4. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by Golden American as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally, the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

The Contract offers a choice of death benefit options. You may choose the Standard or one of the enhanced death benefit options, described on page 10. Your choice of death benefit will affect your mortality and expense risk charge. Subject to state availability, you may also elect, for an additional charge, an earnings m ltiplier benefit rider. Please see page 5 for a description of the applicable charge. The earnings multiplier benefit rider provides a separate death benefit in addition to the death benefit option you select. The earnings multiplier benefit rider is available for non-qualified contracts only. For a description of the earnings multiplier benefit rider, please see page 6. To find out about availability, check with our Customer Service Center.


PREMIUM PLUS PROFILE                                     PROSPECTUS BEGINS AFTER
109632                                                   PAGE 14 OF THIS PROFILE

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose. There are three categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000 and Yr-2001 contract owners. If you currently are a contract owner, the category of your contract is indicated in the cover letter which accompanies this prospectus. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as approved in the state of issue at the time of purchase);

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options (as approved in the state of issue at the time of purchase), including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80:

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options (as approved in the state of issue at the time of purchase), including the Annual Ratchet Enhanced Death Benefit to age 90, and contain new Special Funds language.

Other than as specifically noted, this Profile and Prospectus describe the benefits applicable to all categories of contract owners.


Subject to state availability, you may also elect, for an additional charge, one of three optional riders offering specified benefits featured in the prospectus for the contract. The three optional benefit riders are listed on page 12.
The optional benefit riders can provide protection under certain circumstances in the event that unfavorable investment performance has lowered your contract value below certain targeted growth. These riders do not guarantee the performance of your investment portfolios. Separate charges are assessed for the optional riders. Please see page 5 for a description of the applicable charges. You should carefully analyze and completely evaluate each rider before you purchase any. Be aware that the benefit provided by any of the riders will be affected by certain later actions you may take -- such as withdrawals and transfers. The riders are not available to Contracts issued before January 1, 2000. To find out about availability, check with our Customer Service Center.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract. You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase,
(5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

PP-109632                             2                   PREMIUM PLUS PROFILE

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

     ---------------------------------------------------------------------------
                                 Annuity Options
     ---------------------------------------------------------------------------
     Option 1   Income for a        Payments are made for a specified number of
                fixed period        years to you or your beneficiary.
     ---------------------------------------------------------------------------
     Option 2   Income for life     Payments are made for the rest of your life
                with a period       or longer for a specified  period such as 10
                certain             or 20 years or until the total amount used
                                    to buy this option has been repaid.  This
                                    option comes with an added guarantee that
                                    payments will continue to your beneficiary
                                    for the remainder of such period if you
                                    should die during the period.
     ---------------------------------------------------------------------------
     Option 3   Joint life income   Payments are made for your life and the life
                                    of another person (usually your spouse).
     ---------------------------------------------------------------------------
     Option 4   Annuity plan        Any other annuitization plan that we choose
                                    to offer on the annuity start date.
     ---------------------------------------------------------------------------

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($50 for a qualified Contract) at any time before you turn 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. Each time you make a premium payment, we will add a credit of at least 4% of each premium payment to your contract value. Within 1 year after any credit is added, it may be deducted from your contract value under certain circumstances which are described in the prospectus for the Contract. After 1 year, a credit added to your contract value becomes permanent.


THE EXPENSES FOR A CONTRACT PROVIDING A PREMIUM CREDIT, AS THIS CONTRACT DOES, MAY BE HIGHER THAN FOR CONTRACTS NOT PROVIDING A PREMIUM CREDIT. OVER TIME, AND UNDER CERTAIN CIRCUMSTANCES, THE AMOUNT OF THE PREMIUM CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PREMIUM CREDIT.


Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

PP-109632                             3                   PREMIUM PLUS PROFILE

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money, and the credit we add, into (1) the fixed account with guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 44 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the GCG Trust, the PIMCO
Variable Insurance Trust, the Credit Suisse Warburg Pincus Trust, Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust and the ProFunds. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:


     THE GCG TRUST
        Liquid Asset Series               Real Estate Series             Capital Growth Series
        Limited Maturity Bond Series      Value Equity Series            Capital Appreciation Series
        Core Bond Series (formerly        Investors Series               Small Cap Series
           Global Fixed Income Series)    International Equity Series*   Mid-Cap Growth Series
        Fully Managed Series              Rising Dividends Series        Strategic Equity Series
        Total Return Series               Managed Global Series          Special Situations
        Asset Allocation Growth Series    Large Cap Value Series         Growth Series
        Equity Income Series              Hard Assets Series             Developing World Series
        All Cap Series                    Diversified Mid-Cap Series     Internet TollkeeperSM Series
        Growth and Income Series          Research Series



     THE PIMCO VARIABLE INSURANCE TRUST               CREDIT SUISSE WARBURG PINCUS TRUST
        PIMCO High Yield Bond Portfolio                  (formerly Warburg Pincus Trust)
        PIMCO StocksPLUS Growth                          International Equity Portfolio
           and Income Portfolio

     PILGRIM VARIABLE INSURANCE TRUST                 PRUDENTIAL SERIES FUND
        (FORMERLY ING VARIABLE INSURANCE TRUST)          Prudential Jennison Portfolio
        Pilgrim Global Brand Names Fund (formerly        SP Jennison International Growth Portfolio
        ING Global Brand Names Fund)

     PILGRIM VARIABLE PRODUCTS TRUST                  PROFUNDS
        Pilgrim VP MagnaCap Portfolio                    ProFund VP Bull
        Pilgrim VP SmallCap Opportunities Portfolio      ProFund VP Small-Cap
        Pilgrim VP Growth Opportunities Portfolio        ProFund VP Europe 30

     *    Not currently available.
     Internet TollkeeperSM is a service mark of Goldman, Sachs & Co.


Restricted Funds. We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days

PP-109632                            4                   PREMIUM PLUS PROFILE
notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. For more detailed information, see "Restricted Funds" in the prospectus for the Contract.

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $40. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge for Yr-2001 contract owners (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

     ---------------------------------------------------------------------------------------------
                                              STANDARD              ENHANCED DEATH BENEFITS
                                           DEATH BENEFIT  ANNUAL RATCHET  7% SOLUTION       MAX 7
     ---------------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge            1.30%          1.55%          1.65%          1.75%
     Asset-Based Administrative Charge          0.15%          0.15%          0.15%          0.15%
                                                -----          -----          -----
        Total                                   1.45%          1.70%          1.80%          1.90%
     ---------------------------------------------------------------------------------------------


Please see Appendix E of the prospectus for a description of the death benefits and mortality and expense risk charges for Pre-2000 and Yr-2000 contract owners.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGES
If you choose to purchase the earnings multiplier benefit rider, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charge directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, the rider charge will be deducted from the fixed account. The quarterly rider charge is 0.075% of the contract value (0.30% annually).


OPTIONAL BENEFIT RIDER CHARGES
If you choose to purchase one of the other optional benefit riders we offer, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charges directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, rider charges will be deducted from the fixed account. The rider charges are as follows:

     Minimum Guaranteed Accumulation Benefit (MGAB) rider

          Waiting Period        Quarterly Charge
          --------------        ----------------
          10 Year...........    0.125% of the MGAB Charge Base*(0.50% annually)
          20 Year...........    0.125% of the MGAB Charge Base (0.50% annually)

     Minimum Guaranteed Income Benefit (MGIB) rider

          MGIB Rate             Quarterly Charge
          ---------             ----------------
          7%................    0.125% of the MGIB Charge Base* (0.50% annually)

     Minimum Guaranteed Withdrawal Benefit (MGWB) rider

          Quarterly Charge
          ----------------
          0.125% of the MGWB Eligible Payment Amount* (0.50% annually)

     *    See prospectus for a description.


PP-109632                             5                   PREMIUM PLUS PROFILE

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.55% to 1.86% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 10% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment withdrawn.

     COMPLETE YEARS ELAPSED      0    1    2    3    4    5    6    7    8    9+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE            8%   8%   8%   8%   7%   6%   5%   3%   1%   0%


The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column is divided into two: One part reflects the maximum mortality and expense risk charge (based on the Max 7 Enhanced Death Benefit), the asset-based administrative charge, the annual contract administrative charge as 0.05% (based on an average contract value of $86,000), the earnings multiplier benefit rider charge of 0.30%, and the highest optional rider charge assumed to be 0.75%, where the rider base is equal to the initial premium and increases by 7% each year. The second part reflects the same insurance charges, but without any rider charges. The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and is based on actual expenses as of December 31, 2000, except for (i) portfolios that commenced operations during 2000 or 2001 where the charges have been estimated, and (ii) newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 and received a $40 credit in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10 (based on the Max 7 Enhanced Death Benefit). For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Max 7 Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

PP-109632                             6                   PREMIUM PLUS PROFILE

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             EXAMPLES:
                                                                                                             ---------
                                         TOTAL ANNUAL                     TOTAL ANNUAL             TOTAL CHARGES AT THE END OF:
                                       INSURANCE CHARGES                     CHARGES               1 YEAR             10 YEARS
                                       -----------------                 --------------       ----------------    ----------------
                                         WITH      W/O    TOTAL ANNUAL    WITH      W/O        WITH       W/O      WITH       W/O
                                         THE       ANY     INVESTMENT     THE       ANY        THE        ANY      THE        ANY
                                        RIDER      RIDER    PORTFOLIO    RIDER      RIDER     RIDER      RIDER    RIDER      RIDER
INVESTMENT PORTFOLIO                   CHARGES    CHARGE     CHARGES    CHARGES    CHARGE    CHARGES    CHARGE   CHARGES    CHARGE
----------------------------------------------------------------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset                            3.00%      1.95%      0.55%      3.55%      2.50%      $117      $106      $397      $295
----------------------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond                   3.00%      1.95%      0.55%      3.55%      2.50%      $117      $106      $397      $295
----------------------------------------------------------------------------------------------------------------------------------
Core Bond                               3.00%      1.95%      1.01%      4.01%      2.96%      $122      $111      $438      $341
----------------------------------------------------------------------------------------------------------------------------------
Fully Managed                           3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
Total Return                            3.00%      1.95%      0.89%      3.89%      2.84%      $121      $110      $428      $329
----------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Growth                 3.00%      1.95%      1.01%      4.01%      2.96%      $122      $111      $438      $341
----------------------------------------------------------------------------------------------------------------------------------
Equity Income                           3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
All Cap                                 3.00%      1.95%      1.01%      4.01%      2.96%      $122      $111      $438      $341
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income                       3.00%      1.95%      1.11%      4.11%      3.06%      $123      $112      $447      $351
----------------------------------------------------------------------------------------------------------------------------------
Real Estate                             3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
Value Equity                            3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
Investors                               3.00%      1.95%      1.01%      4.01%      2.96%      $122      $111      $438      $341
----------------------------------------------------------------------------------------------------------------------------------
International Equity                    3.00%      1.95%      1.26%      4.26%      3.21%      $124      $114      $460      $365
----------------------------------------------------------------------------------------------------------------------------------
Rising Dividends                        3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
Managed Global                          3.00%      1.95%      1.26%      4.26%      3.21%      $124      $114      $460      $365
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                         3.00%      1.95%      1.01%      4.01%      2.96%      $122      $111      $438      $341
----------------------------------------------------------------------------------------------------------------------------------
Hard Assets                             3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
Diversified Mid-Cap                     3.00%      1.95%      1.01%      4.01%      2.96%      $122      $111      $438      $341
----------------------------------------------------------------------------------------------------------------------------------
Research                                3.00%      1.95%      0.89%      3.89%      2.84%      $121      $110      $428      $329
----------------------------------------------------------------------------------------------------------------------------------
Capital Growth                          3.00%      1.95%      1.00%      4.00%      2.95%      $122      $111      $437      $340
----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation                    3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
Small Cap                               3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth                          3.00%      1.95%      0.89%      3.89%      2.84%      $121      $110      $428      $329
----------------------------------------------------------------------------------------------------------------------------------
Strategic Equity                        3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
Special Situations                      3.00%      1.95%      1.11%      4.11%      3.06%      $123      $112      $447      $351
----------------------------------------------------------------------------------------------------------------------------------
Growth                                  3.00%      1.95%      1.00%      4.00%      2.95%      $122      $111      $437      $340
----------------------------------------------------------------------------------------------------------------------------------
Developing World                        3.00%      1.95%      1.76%      4.76%      3.71%      $130      $119      $501      $412
----------------------------------------------------------------------------------------------------------------------------------
Internet Tollkeeper                     3.00%      1.95%      1.86%      4.86%      3.81%      $131      $120      $509      $421
----------------------------------------------------------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                   3.00%      1.95%      0.75%      3.75%      2.70%      $119      $108      $415      $315
----------------------------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS
   Growth and Income                    3.00%      1.95%      0.65%      3.65%      2.60%      $118      $107      $406      $305
----------------------------------------------------------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                    3.00%      1.95%      1.31%      4.31%      3.26%      $125      $114      $464      $370

PILGRIM VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Pilgrim Global
   Brand Names                          3.00%      1.95%      1.23%      4.23%      3.18%      $124      $113      $457      $362
----------------------------------------------------------------------------------------------------------------------------------

PP-109632                             7                   PREMIUM PLUS PROFILE

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Examples:
                                                                                                             ---------
                                         Total Annual                     Total Annual             Total Charges at the End of:
                                       Insurance Charges                     Charges               1 Year             10 Years
                                       -----------------                 --------------       ----------------    ----------------
                                         with      w/o    Total Annual    with      w/o        with       w/o      with       w/o
                                         the       any     Investment     the       any        the        any      the        any
                                        Rider      Rider    Portfolio    Rider      Rider     Rider      Rider    Rider      Rider
Investment Portfolio                   Charges    Charge     Charges    Charges    Charge    Charges    Charge   Charges    Charge
----------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
Prudential Jennison                     3.00%      1.95%      1.04%      4.04%      2.99%      $122      $111      $441      $344
----------------------------------------------------------------------------------------------------------------------------------
SP Jennison
   International Growth                 3.00%      1.95%      1.64%      4.64%      3.59%      $128      $118      $491      $401
----------------------------------------------------------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                     3.00%      1.95%      1.10%      4.10%      3.05%      $123      $112      $446      $350
----------------------------------------------------------------------------------------------------------------------------------
Pilgrim VP SmallCap
   Opportunities                        3.00%      1.95%      1.10%      4.10%      3.05%      $123      $112      $446      $350
----------------------------------------------------------------------------------------------------------------------------------
Pilgrim VP Growth
   Opportunities                        3.00%      1.95%      1.10%      4.10%      3.05%      $123      $112      $446      $350

PROFUNDS
----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                         3.00%      1.95%      1.80%      4.80%      3.75%      $130      $119      $504      $415
----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                    3.00%      1.95%      1.80%      4.80%      3.75%      $130      $119      $504      $415
----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                    3.00%      1.95%      1.75%      4.75%      3.70%      $129      $119      $500      $411
----------------------------------------------------------------------------------------------------------------------------------


The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will generally be taxed on these earnings, but not on premiums, when you make a withdrawal or begin receiving annuity payments.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts at your request.

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 13. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.


8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total returns for each portfolio that was in operation for the entire year of 2000. These numbers reflect the deduction of the mortality and expense risk charge (based on the Max 7 Enhanced Death Benefit), the asset-based administrative charge, the annual contract fee, the earnings multiplier benefit rider charge and the maximum optional benefit rider charge on a rider base that accumulates at 7%, but do not reflect deductions for any surrender charges. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.


PP-109632                             8                   PREMIUM PLUS PROFILE

------------------------------------------------------------------------------------------
                                                                       CALENDAR YEAR
INVESTMENT PORTFOLIO                                             2000       1999     1998
------------------------------------------------------------------------------------------
Managed by A I M Capital Management, Inc.
   Capital Appreciation(1)                                     -17.59%     21.29%    9.62%
   Strategic Equity(2)                                         -14.84%     52.07%   -1.94%
------------------------------------------------------------------------------------------
Managed by Alliance Capital Management L.P.
   Capital Growth(2)                                           -19.44%     22.16%    8.93%
------------------------------------------------------------------------------------------
Managed by Baring International Investment Limited
   Developing World(2)                                         -35.71%     57.42%      --
   Hard Assets(2)                                               -7.39%     20.07%  -31.63%
------------------------------------------------------------------------------------------
Managed by Capital Guardian Trust Company
   Managed Global(3)                                           -16.94%     58.96%   25.86%
   Small Cap(3)                                                -20.51%     46.61%   17.72%
------------------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
   Value Equity                                                  5.80%     -2.25%   -1.25%
------------------------------------------------------------------------------------------
Managed by ING Investment Management, LLC
   Limited Maturity Bond                                         4.80%     -1.62%    3.95%
   Liquid Asset                                                  3.17%      1.88%    2.19%
------------------------------------------------------------------------------------------
Managed by Janus Capital Corporation
   Growth(2)                                                   -24.17%     73.49%   23.43%
------------------------------------------------------------------------------------------
Managed by Kayne Anderson Rundick Investment Management, LLC
   Rising Dividends                                             -4.80%     12.74%   11.05%
------------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
   Mid-Cap Growth                                                5.29%     74.36%   19.51%
   Research                                                     -7.14%     20.88%   19.75%
   Total Return                                                 13.35%      0.54%    8.57%
------------------------------------------------------------------------------------------
Managed By Pacific Investment Management Company
   Core Bond(5)                                                 -1.83%    -11.18%    8.81%
------------------------------------------------------------------------------------------
Managed by The Prudential Investment Corporation
   Real Estate(4)                                               27.51%     -6.47%  -15.89%
------------------------------------------------------------------------------------------
Managed by T. Rowe Price Associates, Inc.
   Equity Income(2)                                              9.85%     -3.45%    5.31%
   Fully Managed                                                18.68%      4.01%    3.01%
------------------------------------------------------------------------------------------
Managed By Pacific Investment Management Company
   PIMCO High Yield Bond                                        -3.59%      0.19%      --
   PIMCO StocksPLUS Growth and Income                          -11.99%     16.61%      --
------------------------------------------------------------------------------------------
Managed by Credit Suisse Asset Management, LLC
   International Equity                                        -28.01%     49.35%    2.49%

-----------------


(1)  Prior to April 1, 1999, a different firm managed the Portfolio.
(2)  Prior to March 1, 1999, a different firm managed the Portfolio.
(3)  Prior to February 1, 2000, a different firm managed the Portfolio.
(4)  Prior to May 1, 2000, a different firm managed the Portfolio.

(5) Prior to May 1, 2001, a different firm managed the Portfolio using a different investment style.


PP-109632                            9                   PREMIUM PLUS PROFILE

9.   DEATH BENEFIT
The death benefit, and earnings multiplier benefit, if elected, is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN YR-2001. IF YOU ARE A PRE-2000 OR YR-2000 CONTRACT OWNER, PLEASE SEE APPENDIX E TO THE PROSPECTUS FOR A DESCRIPTION OF THE CALCULATION OF DEATH BENEFITS APPLICABLE TO YOUR CONTRACT. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Annual Ratchet Enhanced Death Benefit, (iii) the 7% Solution Enhanced Death Benefit or (iv) the Max 7 Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit, the 7% Solution Enhanced Death Benefit, and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Annual Ratchet, 7% Solution, and Max 7 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

Base Death Benefit. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1) the contract value minus any credits added within 1 year prior to death; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the greater of the Base Death Benefit and the SUM of 1) and 2), less 3) where:

     1)   is the contract value allocated to Special Funds;

     2) is the Standard Minimum Guaranteed Death Benefit for amounts allocated to non-Special Funds as further described in the prospectus; and

     3)   is any credits added within 1 year prior to death.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Base Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios and the Fixed Account are designated as "Special Funds." In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit. You will automatically receive the Standard Death Benefit unless you elect one of the enhanced death benefit options. The enhanced death benefit options are available only at the time you purchase your Contract. The enhanced death benefit options are not available where a Contract is owned by joint owners. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the enhanced death benefit. The MGWB rider may also affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider -- Death Benefit during Automatic Periodic Benefit Status."

PP-109632                             10                   PREMIUM PLUS PROFILE

Each of the enhanced death benefit options is based on a minimum guaranteed death benefit for that option. Please see "Death Benefit Choices" in the prospectus for details on the calculation of the minimum guaranteed death benefit for each enhanced death benefit and further details on the effect of withdrawals and transfers on the calculation of the enhanced death benefits.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds, less any credits added within 1 year prior to death as further described in the prospectus.

The 7% SOLUTION ENHANCED DEATH BENEFIT,  equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds, less any credits added within 1 year prior to death as further described in the prospectus.

The MAX 7 ENHANCED DEATH BENEFIT equals the GREATER of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit.

Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Keep in mind that selecting a Special Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during the period contract value is allocated to a Special Fund.


EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for non-qualified Contracts and for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of net premiums. Currently, where the rider is added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of premiums adjusted for withdrawals ("Maximum Base"); and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus premiums adjusted for withdrawals ("Benefit Base"). If the rider is added to a Contract after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals ("Maximum Base"); and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals ("Benefit Base"). The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.


PP-109632                             11                   PREMIUM PLUS PROFILE

There is an extra charge for this feature and once selected, it may not be revoked. The earnings benefit rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be paybale at death under the rider if there are no gains under the Contract.Please see page 5 for a description of the earnings multiplier benefit rider charge.



10.  OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a refund of the adjusted contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and
(iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium, excluding any credit, (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw. Keep in mind that transfers between Special Funds and Non-Special Funds will impact your death benefit and benefits under an optional benefit rider, if any. Also, a transfer to a Restricted Fund will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. Transfers from Restricted Funds are not limited. If the result of multiple transfers is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit. See "Restricted Funds" in the prospectus for more information.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

     OPTIONAL RIDERS. Subject to state availability, you may purchase one of three optional benefit riders for an additional charge. You may not add more than one of these three riders to your Contract. There is a separate charge for each rider. Once elected, the riders generally may not be cancelled. This means once added the rider may not be removed and charges will be assessed regardless of the performance of your Contract.

The following describes the optional riders for Yr-2001 contract owners. If you are a Pre-2000 or Yr-2000 contract owner, please see Appendix F to the prospectus for a description of the calculation of the optional rider benefits applicable under your Contract.

          Minimum Guaranteed Accumulation Benefit (MGAB) Rider. The MGAB is an optional benefit which offers you the ability to receive a one-time adjustment to your contract value in the event your contract value on a specified date is below the MGAB rider guarantee. When added at issue, the MGAB rider guarantees that your contract value will at least equal your initial premium payment plus credits at the end of ten years, or, at least equal two times your initial premium payment plus credits at the end of twenty years, depending on the waiting period you select, reduced pro rata for withdrawals and certain transfers. The MGAB rider offers a ten-year option and a twenty-year option, of which you may

PP-109632                            12                   PREMIUM PLUS PROFILE
     purchase only one.
     Investment in Special Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special Funds. The MGAB rider may offer you protection in the event of a lower contract value that may result from unfavorable investment performance of your Contract. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGAB rider. See "Optional Riders" in the prospectus for more complete information.

          Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of income that will be available to you upon annuitization, regardless of fluctuating market conditions. Ordinarily, the amount of income that will be available to you upon annuitization is based upon your contract value, the annuity option you selected and the guaranteed or then current income factors in effect. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greater of the amounts that are ordinarily available to you under your Contract and the MGIB annuity benefit, which is based on your MGIB Base, the MGIB annuity option you selected and the MGIB guaranteed income factors specified in your rider. Your MGIB Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, the credit(s) applied, and when you pay the premiums, accumulated at the MGIB rate, less pro rata adjustments for withdrawals and transfers. Investment in Special Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special Funds. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGIB rider. You should read the prospectus for more complete information.

          Minimum Guaranteed Withdrawal Benefit (MGWB) Rider. The MGWB rider is an optional benefit which guarantees that you will receive annual periodic payments, which, when added together, equal all premium payments and credits paid during the first two contract years, less adjustments for any prior withdrawals and adjusted by transfers to Special Funds. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. (Of course, any applicable income and penalty taxes will apply to amounts withdrawn.) Your original Eligible Payment Amount is your premium payments and credits received during the first two contract years. Withdrawals that you make in excess of the above periodic payment amount may substantially reduce the guarantee. Investment in Special Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special Funds. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGWB rider. You should read the prospectus for more complete information.

ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month. It may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with either a 6-month or 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment. If you invest in Restricted Funds, your ability to dollar cost average may be limited. Please see "Transfers Among Your Investments" in the prospectus for more complete information.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. If you invest in Restricted Funds, your systematic withdrawals may be affected. Please see "Withdrawals" in the prospectus for more complete information.

PP-109632                            13                   PREMIUM PLUS PROFILE

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing. If you invest in Restricted Funds, automatic rebalancing may be affected. Please see "Transfers Among Your Investments" in the prospectus for more complete information.

11.  INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     P.O. BOX 2700
     WEST CHESTER, PENNSYLVANIA  19380
     (800) 366-0066

or your registered representative.

PP-109632                            14                   PREMIUM PLUS PROFILE

--------------------------------------------------------------------------------
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                          GOLDENSELECT PREMIUM PLUS(R)

--------------------------------------------------------------------------------


                                                                     May 1, 2001


     This prospectus describes GoldenSelect Premium Plus, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments and credits in one or more of 39 mutual fund investment portfolios. You may also allocate premium payments and credits to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

     We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value less credits we added (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated, May 1, 2001, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE EXPENSES FOR A CONTRACT PROVIDING A PREMIUM CREDIT, AS THIS CONTRACT DOES, MAY BE HIGHER THAN FOR CONTRACTS NOT PROVIDING A PREMIUM CREDIT. OVER TIME, AND UNDER CERTAIN CIRCUMSTANCES, THE AMOUNT OF THE PREMIUM CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PREMIUM CREDIT.


AN INVESTMENT IN ANY SUBACCOUNT THROUGH THE GCG TRUST, THE PIMCO
VARIABLE INSURANCE TRUST, THE CREDIT SUISSE WARBURG PINCUS TRUST, PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE PILGRIM VARIABLE PRODUCTS TRUST OR THE PROFUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR
THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, THE CREDIT SUISSE WARBURG PINCUS TRUST, PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE PILGRIM VARIABLE PRODUCTS TRUST AND THE PROFUNDS.


--------------------------------------------------------------------------------
A LIST OF THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

PP-109632

     The investment portfolios available under your Contract and the portfolio managers are:

A I M CAPITAL MANAGEMENT, INC.
   Capital Appreciation Series
   Strategic Equity Series

ALLIANCE CAPITAL MANAGEMENT L. P.
   Capital Growth Series


BARING INTERNATIONAL INVESTMENT LIMITED
 (AN AFFILIATE)
   Developing World Series
   Hard Assets Series


CAPITAL GUARDIAN TRUST COMPANY
   Large Cap Value Series
   Managed Global Series
   Small Cap Series

EAGLE ASSET MANAGEMENT, INC
   Value Equity Series

FIDELITY MANAGEMENT & RESEARCH COMPANY
   Asset Allocation Growth Series
   Diversified Mid-Cap Series


GOLDMAN SACHS ASSET MANAGEMENT
   Internet TollkeeperSM Series


ING INVESTMENT MANAGEMENT, LLC
 (AN AFFILIATE)
   Limited Maturity Bond Series
   Liquid Asset Series


ING PILGRIM INVESTMENTS, LLC
 (AN AFFILIATE)
   International Equity Series*


JANUS CAPITAL CORPORATION
   Growth Series
   Growth and Income Series
   Special Situations Series

KAYNE ANDERSON RUDNICK INVESTMENT
 MANAGEMENT, LLC
   Rising Dividends Series

MASSACHUSETTS FINANCIAL SERVICES COMPANY
   Mid-Cap Growth Series
   Research Series
   Total Return Series


PACIFIC INVESTMENT MANAGEMENT COMPANY
   Core Bond Series
      (formerly Global Fixed Income Series)


PRUDENTIAL INVESTMENT CORPORATION
   Real Estate Series

SALOMON BROTHERS ASSET MANAGEMENT, INC
   All Cap Series
   Investors Series

T. ROWE PRICE ASSOCIATES, INC.
   Equity Income Series
   Fully Managed Series

CREDIT SUISSE ASSET MANAGEMENT, LLC
   International Equity Portfolio

PACIFIC INVESTMENT MANAGEMENT COMPANY
   PIMCO High Yield Bond Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio

ING INVESTMENT MANAGEMENT ADVISORS B.V.
 (AN AFFILIATE)
   Pilgrim Global Brand Names Fund
   (formerly ING Global Brand Names Fund)

JENNISON ASSOCIATES LLC
   Prudential Jennison Portfolio
   SP Jennison International Growth Portfolio


ING PILGRIM INVESTMENTS, LLC
 (an affiliate)
   Pilgrim VP Growth Opportunities Portfolio
   Pilgrim VP MagnaCap Portfolio
   Pilgrim VP SmallCap Opportunities Portfolio

PROFUND ADVISORS LLC
   ProFund VP Bull
   ProFund VP Europe 30
   ProFund VP Small-Cap

*    Not currently available.

Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.


     The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

PP-109632

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                                Table of Contents
--------------------------------------------------------------------------------

                                                                            PAGE

Index of Special Terms......................................................   1
Fees and Expenses...........................................................   2
Performance Information.....................................................  12
   Accumulation Unit........................................................  12
   Net Investment Factor....................................................  12
   Condensed Financial Information..........................................  12
   Financial Statements.....................................................  12
   Performance Information..................................................  12
Golden American Life Insurance Company......................................  13
The Trusts..................................................................  14
Golden American Separate Account B..........................................  15
The Investment Portfolios...................................................  16
   Investment Objectives....................................................  16
   Investment Management Fees...............................................  20
   Restricted Funds.........................................................  22
The Fixed Interest Allocation...............................................  22
   Selecting a Guaranteed Interest Period...................................  23
   Guaranteed Interest Rates................................................  23
   Transfers from a Fixed Interest Allocation...............................  23
   Withdrawals from a Fixed Interest Allocation.............................  24
   Market Value Adjustment..................................................  24
Special Funds...............................................................  25
The Annuity Contract........................................................  26
   Contract Date and Contract Year..........................................  26
   Annuity Start Date.......................................................  26
   Contract Owner...........................................................  26
   Annuitant................................................................  27
   Beneficiary..............................................................  27
   Purchase and Availability of the Contract................................  28
   Crediting of Premium Payments............................................  28
   Additional Credit to Premium.............................................  30
   Administrative Procedures................................................  30
   Contract Value...........................................................  30
   Cash Surrender Value.....................................................  31
   Surrendering to Receive the Cash Surrender Value.........................  31
   The Subaccounts..........................................................  31
   Addition, Deletion or Substitution of Subaccounts and Other Changes......  31
   The Fixed Account........................................................  32
   Optional Riders..........................................................  32
      Rider Date............................................................  32
      No Cancellation.......................................................  32
      Termination...........................................................  32
      Minimum Guaranteed Accumulation Benefit Rider.........................  33
      Minimum Guaranteed Income Benefit Rider...............................  35
      Minimum Guaranteed Withdrawal Benefit Rider...........................  37
   Other Contracts..........................................................  39
   Other Important Provisions...............................................  39
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                          TABLE OF CONTENTS (CONTINUED)
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                                                                            PAGE

Withdrawals.................................................................  40
   Regular Withdrawals......................................................  40
   Systematic Withdrawals...................................................  40
   IRA Withdrawals..........................................................  42
Transfers Among Your Investments............................................  42
   Transfers by Third Parties...............................................  43
   Dollar Cost Averaging....................................................  43
   Automatic Rebalancing....................................................  45
Death Benefit Choices.......................................................  45
   Death Benefit During the Accumulation Phase..............................  45
      Standard Death Benefit................................................  47
      Enhanced Death Benefit Options........................................  47
      Earnings Multiplier Benefit Rider.....................................  49
   Death Benefit During the Income Phase....................................  50
   Continuation after Death-- Spouse........................................  50
   Continuation after Death-- Non Spouse....................................  50
   Required Distributions upon Contract Owner's Death.......................  51
Charges and Fees............................................................  51
   Charge Deduction Subaccount..............................................  51
   Charges Deducted from the Contract Value.................................  52
      Surrender Charge......................................................  52
      Waiver of Surrender Charge for Extended Medical Care..................  52
      Free Withdrawal Amount................................................  52
      Surrender Charge for Excess Withdrawals...............................  52
      Premium Taxes.........................................................  53
      Administrative Charge.................................................  53
      Transfer Charge.......................................................  53
   Charges Deducted from the Subaccounts....................................  53
      Mortality and Expense Risk Charge.....................................  53
      Asset-Based Administrative Charge.....................................  53
      Earnings Multiplier Benefit Charge....................................  53
      Optional Rider Charges................................................  54
   Trust Expenses...........................................................  55
The Annuity Options.........................................................  55
   Annuitization of Your Contract...........................................  55
   Selecting the Annuity Start Date.........................................  56
   Frequency of Annuity Payments............................................  56
   The Annuity Options......................................................  56
      Income for a Fixed Period.............................................  56
      Income for Life with a Period Certain.................................  56
      Joint Life Income.....................................................  56
      Annuity Plan..........................................................  57
   Payment When Named Person Dies...........................................  57
Other Contract Provisions...................................................  57
   Reports to Contract Owners...............................................  57
   Suspension of Payments...................................................  57
   In Case of Errors in Your Application....................................  57
   Assigning the Contract as Collateral.....................................  57
   Contract Changes-Applicable Tax Law......................................  58
   Free Look................................................................  58
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--------------------------------------------------------------------------------
                  TABLE OF CONTENTS (CONTINUED)
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                                                                            PAGE

   Group or Sponsored Arrangements..........................................  58
   Selling the Contract.....................................................  58
Other Information...........................................................  59
   Voting Rights............................................................  59
   State Regulation.........................................................  59
   Legal Proceedings........................................................  59
   Legal Matters............................................................  60
   Experts..................................................................  60
Federal Tax Considerations..................................................  60
More Information About Golden American......................................  68

Financial Statements of Golden American Life Insurance Company..............  88
Statement of Additional Information
   Table of Contents........................................................ 115
Appendix A
   Condensed Financial Information..........................................  A1
Appendix B
   Market Value Adjustment Examples.........................................  B1
Appendix C
   Surrender Charge for Excess Withdrawals Example..........................  C1
Appendix D
   Withdrawal Adjustment for 7% Solution Death Benefit Examples.............  D1

Appendix E
   Death Benefits for Pre-2000 or Yr-2000 Contract Owners...................  E1
Appendix F
   Optional Rider Benefits for Pre-2000 and Yr-2000 Contract Owners.........  F1


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

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                             PAGE
Accumulation Unit                         12
Annual Ratchet Enhanced Death Benefit     48
Annuitant                                 27
Annuity Start Date                        26
Cash Surrender Value                      31
Contract Date                             26
Contract Owner                            26
Contract Value                            30
Contract Year                             26
Earnings Multiplier Benefit               49
Fixed Interest Allocation                 22
Free Withdrawal Amount                    55
Market Value Adjustment                   24
Max 7 Enhanced Death Benefit              49
Net Investment Factor                     12
Non-Special Fund                          33
Restricted Fund                           22
Rider Date                                32
7% Solution Enhanced Death Benefit        47
Special Fund                              25
Standard Death Benefit                    47

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS             CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value                  Index of Investment Experience
Annuity Start Date                       Annuity Commencement Date
Contract Owner                           Owner or Certificate Owner
Contract Value                           Accumulation Value
Transfer Charge                          Excess Allocation Charge
Fixed Interest Allocation                Fixed Allocation
Free Look Period                         Right to Examine Period
Guaranteed Interest Period               Guarantee Period
Subaccount(s)                            Division(s)
Net Investment Factor                    Experience Factor
Regular Withdrawals                      Conventional Partial Withdrawals
Withdrawals                              Partial Withdrawals

PP-109632                              1

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*

     Surrender Charge:

     COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8    9+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE           8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

     Transfer Charge.............................  $25 per transfer, if you make more than 12 transfers in a contract year **

     * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

     **   We currently do not impose this charge, but may do so in the future.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE*

     Administrative Charge.......................  $40

     (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

     *    We deduct this charge on each contract anniversary and on surrender.


SEPARATE ACCOUNT ANNUAL CHARGES*


     -----------------------------------------------------------------------------------------
                                          STANDARD               ENHANCED DEATH BENEFITS
                                        DEATH BENEFIT  ANNUAL RATCHET  7% SOLUTION       MAX 7
     -----------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge**      1.30%          1.55%          1.65%          1.75%
     Asset-Based Administrative Charge      0.15%          0.15%          0.15%          0.15%
                                            -----          -----          -----          -----
        Total                               1.45%          1.70%          1.80%          1.90%
     -----------------------------------------------------------------------------------------

     * As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

     ** Please see Appendix E for the mortality and expense risk charges applicable to Pre-2000 and Yr-2000 contract owners.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE*

     Quarterly Charge............................  0.075% of contract value (0.30% annually)

     * We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.


PP-109632                              2

OPTIONAL RIDER CHARGES*

     Minimum Guaranteed Accumulation Benefit rider:

          Waiting Period      Quarterly Charge
          --------------      ----------------
          10 Year...........  0.125% of the MGAB Charge Base(1) (0.50% annually)
          20 Year...........  0.125% of the MGAB Charge Base  (0.50% annually)

     Minimum Guaranteed Income Benefit rider:

          MGIB Rate           Quarterly Charge
          ---------           ----------------
          7%................  0.125% of the MGIB Charge Base(2) (0.50% annually)

     Minimum Guaranteed Withdrawal Benefit rider:

          Quarterly Charge
          ----------------
          0.125% of the MGWB Eligible Payment Amount(3) (0.50% annually)

     * We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.
     (1) The MGAB Charge Base is the total of premiums and credits added during the two year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums and credits added during the two year period commencing on the rider date if you purchased the rider after the contract date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Benefit Date. The MGAB Charge Base is tracked separately for Special and Non-Special Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the Charge Base by more than the amount withdrawn or transferred.
     (2) The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, and the credit(s) applied, when you pay the premiums, less a pro rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate (7%). The MGIB Charge Base is tracked separately for Special and Non-Special Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Special and Non-Special Funds may reduce the MGIB Charge Base by more than the amount withdrawn or transferred.
     (3) The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums and credits applied during the two-year period commencing on the rider date.

PP-109632                              3

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):
--------------------------------------------------------------------------------
                                  MANAGEMENT         OTHER           TOTAL
PORTFOLIO                           FEE(1)        EXPENSES(2)     EXPENSES(3)
--------------------------------------------------------------------------------
Liquid Asset                         0.54%           0.01%           0.55%
--------------------------------------------------------------------------------
Limited Maturity Bond                0.54%           0.01%           0.55%
--------------------------------------------------------------------------------
Core Bond                            1.00%           0.01%           1.01%
--------------------------------------------------------------------------------
Fully Managed                        0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
Total Return                         0.88%           0.01%           0.89%
--------------------------------------------------------------------------------
Asset Allocation Growth              1.00%           0.01%           1.01%
--------------------------------------------------------------------------------
Equity Income                        0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
All Cap                              1.00%           0.01%           1.01%
--------------------------------------------------------------------------------
Growth and Income                    1.10%           0.01%           1.11%
--------------------------------------------------------------------------------
Real Estate                          0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
Value Equity                         0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
Investors                            1.00%           0.01%           1.01%
--------------------------------------------------------------------------------
International Equity                 1.25%           0.01%           1.26%
--------------------------------------------------------------------------------
Rising Dividends                     0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
Managed Global                       1.25%           0.01%           1.26%
--------------------------------------------------------------------------------
Large Cap Value                      1.00%           0.01%           1.01%
--------------------------------------------------------------------------------
Hard Assets                          0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
Diversified Mid-Cap                  1.00%           0.01%           1.01%
--------------------------------------------------------------------------------
Research                             0.88%           0.01%           0.89%
--------------------------------------------------------------------------------
Capital Growth                       0.99%           0.01%           1.00%
--------------------------------------------------------------------------------
Capital Appreciation                 0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
Small Cap                            0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
Mid-Cap Growth                       0.88%           0.01%           0.89%
--------------------------------------------------------------------------------
Strategic Equity                     0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
Special Situations                   1.10%           0.01%           1.11%
--------------------------------------------------------------------------------
Growth                               0.99%           0.01%           1.00%
--------------------------------------------------------------------------------
Developing World                     1.75%           0.01%           1.76%
--------------------------------------------------------------------------------
Internet Tollkeeper                  1.85%           0.01%           1.86%
--------------------------------------------------------------------------------

     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.
     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 2000, except for (i) portfolios that commenced operations in 2000 and 2001, and (ii) newly formed portfolios where the charges have been estimated.
     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 2000.

PP-109632                              4

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

-------------------------------------------------------------------------------------------------------------
                                                                             OTHER EXPENSES   TOTAL EXPENSES
                             MANAGEMENT        SERVICE           OTHER       AFTER EXPENSE    AFTER EXPENSE
PORTFOLIO                       FEE              FEE          EXPENSES(1)   REIMBURSEMENT(2) REIMBURSEMENT(2)
-------------------------------------------------------------------------------------------------------------
PIMCO High Yield Bond          0.25%            0.15%            0.35%            0.35%            0.75%
PIMCO StocksPLUS Growth
   and Income                  0.40%            0.15%            0.11%            0.10%            0.65%
-------------------------------------------------------------------------------------------------------------

     (1) "Other Expenses" reflects a 0.35% administrative fee for the High Yield Bond Portfolio and a 0.10% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the StocksPLUS Growth and Income Portfolio.
     (2) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65% of average daily net assets for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2000 would have been 0.75% and 0.66% for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

CREDIT SUISSE WARBURG PINCUS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                MANAGEMENT       OTHER            TOTAL
PORTFOLIO                          FEE          EXPENSES       EXPENSES(1)
--------------------------------------------------------------------------------
International Equity              1.00%           0.31%           1.31%
--------------------------------------------------------------------------------

     (1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. This arrangement resulted in a reduction to the Portfolio's net expense ratio by 0.02% for the year ended December 31, 2000. Management Fees, Other Expenses and Total Annual Expenses equaled 1.00%, 0.29%, and 1.29%, respectively, after reflecting this arrangement.

PILGRIM VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

-------------------------------------------------------------------------------------------------------
                                  INVESTMENT                            TOTAL                 TOTAL NET
                                  MANAGEMENT    12B-1      OTHER      PORTFOLIO  WAIVER BY    PORTFOLIO
PORTFOLIO                            FEE         FEE      EXPENSES    EXPENSES   ADVISER(2)   EXPENSES
-------------------------------------------------------------------------------------------------------
Pilgrim Global Brand Names          1.00%       0.25%       1.72%       2.97%       1.74%       1.23%
-------------------------------------------------------------------------------------------------------

     (1) The table shows the estimated operating expenses for the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed for the Portfolio.
     (2) ING Mutual Funds Management Co. LLC, the Portfolio's Investment Manager, has entered into a written expense limitation agreement with the Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Mutual Funds Management Co. LLC within three years. The amount of the Portfolio's expenses waived or reimbursed during the last fiscal year by ING Mutual Funds Management Co. LLC is shown under the heading "Waiver by Adviser." The expense limits will continue through at least December 31, 2001.


PP-109632                              5

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                             MANAGEMENT                    OTHER        TOTAL
PORTFOLIO                       FEE       12B-1 FEE(1)  EXPENSES(2)  EXPENSES(2)
--------------------------------------------------------------------------------
Prudential Jennison            0.60%         0.25%         0.19%         1.04%
SP Jennison International
   Growth                      0.85%         0.25%         0.54%         1.64%
--------------------------------------------------------------------------------

     (1) The 12b-1 fees for the Prudential Jennison Portfolio and the SP Jennison International Growth Portfolio are imposed to enable the portfolios to recover certain sales expenses, including compensation to broker-dealers, the cost of printing prospectuses for delivery to prospective investors and advertising costs for the portfolio. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of sales charges imposed by the product.
     (2) Since the SP Jennison International Growth Portfolio had not commenced operations as of December 31, 1999, expenses as shown are based on estimates of the portfolio's operating expenses for the portfolio's first fiscal year.

PILGRIM VARIABLE PRODUCTS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

------------------------------------------------------------------------------------------------
                           INVESTMENT                            TOTAL                 TOTAL NET
                           MANAGEMENT   SERVICE      OTHER     PORTFOLIO  WAIVER BY    PORTFOLIO
PORTFOLIO                     FEE         FEES    EXPENSES(2)  EXPENSES   ADVISER(3)   EXPENSES
------------------------------------------------------------------------------------------------
Pilgrim VP MagnaCap          0.75%       0.25%       7.15%       8.15%       7.05%       1.10%
------------------------------------------------------------------------------------------------
Pilgrim VP SmallCap
   Opportunities             0.75%       0.25%       0.23%       1.23%       0.13%       1.10%
------------------------------------------------------------------------------------------------
Pilgrim VP Growth
   Opportunities             0.75%       0.25%       1.44%       2.44%       1.34%       1.10%
------------------------------------------------------------------------------------------------

     (1) The table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for Class R shares for the Trust's most recently completed fiscal year and fee waivers to which ING Pilgrim Investments, LLC, the Portfolios' Adviser, has agreed for each Portfolio.
     (2) Because Class S shares are new for each Portfolio, the Other Expenses for each Portfolio are based on Class R expenses of the Portfolio.
     (3) ING Pilgrim Investments, LLC has entered into written expense limitation agreements with each Portfolio which it advises under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit for each such Portfolio is shown as "Total Net Portfolio Expenses." For each Portfolio, the expense limits will continue through at least December 31, 2001.

PROFUNDS ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                           MANAGEMENT                    OTHER         TOTAL
PORTFOLIO                     FEE        12B-1 FEE    EXPENSES(2)   EXPENSES(2)
--------------------------------------------------------------------------------
ProFund VP Bull              0.75%         0.25%         0.80%         1.80%
--------------------------------------------------------------------------------
ProFund VP Small-Cap         0.75%         0.25%         0.80%         1.80%
--------------------------------------------------------------------------------
ProFund VP Europe 30(1)      0.75%         0.25%         0.75%         1.75%
--------------------------------------------------------------------------------

     (1) Management fees and expenses for the ProFund VP Europe 30 are for the 12-month period ending December 12, 2000.
     (2) Other expenses for the ProFund VP Bull and ProFund VP Small-Cap are estimates as these ProFund Portfolios had not commenced operations as of December 31, 2000.


PP-109632                              6

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the PIMCO Variable Insurance Trust, the Credit Suisse
Warburg Pincus Trust, the Pilgrim Variable Insurance Trust, the
Prudential Series Fund, the Pilgrim Variable Products Trust, and the ProFunds for additional information on management or advisory fees and in some cases on other portfolio expenses.


Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.


EXAMPLES:
     The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns 5% annually if you are a Yr-2001 contract owner. Each example assumes election of the Max 7
Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $86,000). Examples 1 and 2 also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year. The assumed annual rider charge of 0.75% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to a charge of 0.125% of rider base per quarter over the same period. Each example also assumes that any applicable expense reimbursements of underlying portfolio expenses will continue for the periods shown. If the Standard Death Benefit, the Annual Ratchet Enhanced Death Benefit or 7% Solution Enhanced Death Benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume appl1icable surrender charges.


Please see Appendix E for expense examples applicable to Pre-2000 and Yr-2000 contract owners.

PP-109632                              7

Example 1:
If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $117      $193      $261      $397
--------------------------------------------------------------------------------
Limited Maturity Bond                       $117      $193      $261      $397
--------------------------------------------------------------------------------
Core Bond                                   $122      $207      $284      $438
--------------------------------------------------------------------------------
Fully Managed                               $121      $205      $281      $433
--------------------------------------------------------------------------------
Total Return                                $121      $203      $278      $428
--------------------------------------------------------------------------------
Asset Allocation Growth                     $122      $207      $284      $438
--------------------------------------------------------------------------------
Equity Income                               $121      $205      $281      $433
--------------------------------------------------------------------------------
All Cap                                     $122      $207      $284      $438
--------------------------------------------------------------------------------
Growth and Income                           $123      $210      $289      $447
--------------------------------------------------------------------------------
Real Estate                                 $121      $205      $281      $433
--------------------------------------------------------------------------------
Value Equity                                $121      $205      $281      $433
--------------------------------------------------------------------------------
Investors                                   $122      $207      $284      $438
--------------------------------------------------------------------------------
International Equity                        $124      $214      $296      $460
--------------------------------------------------------------------------------
Rising Dividends                            $121      $205      $281      $433
--------------------------------------------------------------------------------
Managed Global                              $124      $214      $296      $460
--------------------------------------------------------------------------------
Large Cap Value                             $122      $207      $284      $438
--------------------------------------------------------------------------------
Hard Assets                                 $121      $205      $281      $433
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $122      $207      $284      $438
--------------------------------------------------------------------------------
Research                                    $121      $203      $278      $428
--------------------------------------------------------------------------------
Capital Growth                              $122      $207      $283      $437
--------------------------------------------------------------------------------
Capital Appreciation                        $121      $205      $281      $433
--------------------------------------------------------------------------------
Small Cap                                   $121      $205      $281      $433
--------------------------------------------------------------------------------
Mid-Cap Growth                              $121      $203      $278      $428
--------------------------------------------------------------------------------
Strategic Equity                            $121      $205      $281      $433
--------------------------------------------------------------------------------
Special Situations                          $123      $210      $289      $447
--------------------------------------------------------------------------------
Growth                                      $122      $207      $283      $437
--------------------------------------------------------------------------------
Developing World                            $130      $229      $319      $501
--------------------------------------------------------------------------------
Internet Tollkeeper                         $131      $232      $324      $509
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $119      $199      $271      $415
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $118      $196      $266      $406
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $125      $216      $298      $464

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $124      $214      $294      $457
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $122      $208      $285      $441
--------------------------------------------------------------------------------
SP Jennison International Growth            $128      $226      $313      $491
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $123      $210      $288      $446
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $123      $210      $288      $446
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $123      $210      $288      $446

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $130      $230      $321      $504
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $130      $230      $321      $504
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $129      $229      $319      $500
--------------------------------------------------------------------------------

PP-109632                              8

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $ 37      $113      $191      $397
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 37      $113      $191      $397
--------------------------------------------------------------------------------
Core Bond                                   $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Fully Managed                               $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Total Return                                $ 41      $123      $208      $428
--------------------------------------------------------------------------------
Asset Allocation Growth                     $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Equity Income                               $ 41      $125      $211      $433
--------------------------------------------------------------------------------
All Cap                                     $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Growth and Income                           $ 43      $130      $219      $447
--------------------------------------------------------------------------------
Real Estate                                 $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Value Equity                                $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Investors                                   $ 42      $127      $214      $438
--------------------------------------------------------------------------------
International Equity                        $ 45      $134      $226      $460
--------------------------------------------------------------------------------
Rising Dividends                            $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Managed Global                              $ 45      $134      $226      $460
--------------------------------------------------------------------------------
Large Cap Value                             $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Hard Assets                                 $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Research                                    $ 41      $123      $208      $428
--------------------------------------------------------------------------------
Capital Growth                              $ 42      $127      $213      $437
--------------------------------------------------------------------------------
Capital Appreciation                        $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Small Cap                                   $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 41      $123      $208      $428
--------------------------------------------------------------------------------
Strategic Equity                            $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Special Situations                          $ 43      $130      $219      $447
--------------------------------------------------------------------------------
Growth                                      $ 42      $127      $213      $437
--------------------------------------------------------------------------------
Developing World                            $ 50      $149      $249      $501
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 51      $152      $254      $509
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $ 39      $119      $201      $415
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 38      $116      $196      $406
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $ 45      $136      $228      $464

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $ 44      $134      $224      $457
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $ 42      $128      $215      $441
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 48      $146      $244      $491
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $ 43      $130      $219      $446
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $ 43      $130      $219      $446
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $ 43      $130      $219      $446

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 50      $151      $251      $504
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 50      $151      $251      $504
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 50      $149      $249      $500
--------------------------------------------------------------------------------

PP-109632                              9

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $106      $161      $208      $295
--------------------------------------------------------------------------------
Limited Maturity Bond                       $106      $161      $208      $295
--------------------------------------------------------------------------------
Core Bond                                   $111      $175      $232      $341
--------------------------------------------------------------------------------
Fully Managed                               $110      $173      $229      $335
--------------------------------------------------------------------------------
Total Return                                $110      $172      $226      $329
--------------------------------------------------------------------------------
Asset Allocation Growth                     $111      $175      $232      $341
--------------------------------------------------------------------------------
Equity Income                               $110      $173      $229      $335
--------------------------------------------------------------------------------
All Cap                                     $111      $175      $232      $341
--------------------------------------------------------------------------------
Growth and Income                           $112      $178      $237      $351
--------------------------------------------------------------------------------
Real Estate                                 $110      $173      $229      $335
--------------------------------------------------------------------------------
Value Equity                                $110      $173      $229      $335
--------------------------------------------------------------------------------
Investors                                   $111      $175      $232      $341
--------------------------------------------------------------------------------
International Equity                        $114      $183      $245      $365
--------------------------------------------------------------------------------
Rising Dividends                            $110      $173      $229      $335
--------------------------------------------------------------------------------
Managed Global                              $114      $183      $245      $365
--------------------------------------------------------------------------------
Large Cap Value                             $111      $175      $232      $341
--------------------------------------------------------------------------------
Hard Assets                                 $110      $173      $229      $335
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $111      $175      $232      $341
--------------------------------------------------------------------------------
Research                                    $110      $172      $226      $329
--------------------------------------------------------------------------------
Capital Growth                              $111      $175      $231      $340
--------------------------------------------------------------------------------
Capital Appreciation                        $110      $173      $229      $335
--------------------------------------------------------------------------------
Small Cap                                   $110      $173      $229      $335
--------------------------------------------------------------------------------
Mid-Cap Growth                              $110      $172      $226      $329
--------------------------------------------------------------------------------
Strategic Equity                            $110      $173      $229      $335
--------------------------------------------------------------------------------
Special Situations                          $112      $178      $237      $351
--------------------------------------------------------------------------------
Growth                                      $111      $175      $231      $340
--------------------------------------------------------------------------------
Developing World                            $119      $198      $269      $412
--------------------------------------------------------------------------------
Internet Tollkeeper                         $120      $201      $274      $421
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $108      $167      $219      $315
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $107      $164      $214      $305
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $114      $184      $247      $370

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $113      $182      $243      $362
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $111      $176      $233      $344
--------------------------------------------------------------------------------
SP Jennison International Growth            $118      $194      $263      $401
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $112      $178      $237      $350
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $112      $178      $237      $350
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $112      $178      $237      $350

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $119      $199      $271      $415
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $119      $199      $271      $415
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $119      $198      $269      $411
--------------------------------------------------------------------------------

PP-109632                              10

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $ 26      $ 81      $138      $295
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 26      $ 81      $138      $295
--------------------------------------------------------------------------------
Core Bond                                   $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Fully Managed                               $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Total Return                                $ 30      $ 92      $156      $329
--------------------------------------------------------------------------------
Asset Allocation Growth                     $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Equity Income                               $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
All Cap                                     $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Growth and Income                           $ 32      $ 98      $167      $351
--------------------------------------------------------------------------------
Real Estate                                 $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Value Equity                                $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Investors                                   $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
International Equity                        $ 34      $103      $175      $365
--------------------------------------------------------------------------------
Rising Dividends                            $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Managed Global                              $ 34      $103      $175      $365
--------------------------------------------------------------------------------
Large Cap Value                             $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Hard Assets                                 $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Research                                    $ 30      $ 92      $156      $329
--------------------------------------------------------------------------------
Capital Growth                              $ 31      $ 95      $161      $340
--------------------------------------------------------------------------------
Capital Appreciation                        $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Small Cap                                   $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 30      $ 92      $156      $329
--------------------------------------------------------------------------------
Strategic Equity                            $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Special Situations                          $ 32      $ 98      $167      $351
--------------------------------------------------------------------------------
Growth                                      $ 31      $ 95      $161      $340
--------------------------------------------------------------------------------
Developing World                            $ 39      $118      $199      $412
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 40      $121      $204      $421
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 27      $ 84      $144      $305
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $ 34      $104      $177      $370

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $ 33      $102      $173      $362
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $ 31      $ 96      $163      $344
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 38      $114      $193      $401
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $ 32      $ 98      $167      $350
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $ 32      $ 98      $167      $350
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $ 32      $ 98      $167      $350
--------------------------------------------------------------------------------

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 39      $119      $201      $415
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 39      $119      $201      $415
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 39      $118      $199      $411
--------------------------------------------------------------------------------


PP-109632                              11

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.


CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information -- for contract categories Pre-2000 and Yr-2000. Yr-2001 is not presented because no Yr-2001 contracts were issued in prior years. In the future, we present sets of tables for each category to reflect the varying death benefits and mortality and expense risk charges, which affect the accumulation unit values.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the year ended December 31, 2000 are included in the Statement of Additional Information. The audited consolidated financial statements of Golden American for the years ended December 31, 2000, 1999 and 1998 are included in this prospectus.


PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return

PP-109632                              12
performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender and the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in this prospectus.


Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Pilgrim Investments, LLC a portfolio manager of the GCG Trust, and the investment manager of the Pilgrim Variable Insurance Trust and the Pilgrim Variable Products Trust. ING also owns Baring


PP-109632                              13

International Investment Limited, another portfolio manager of the GCG
Trust and ING Investment Management Advisors B.V., a portfolio manager of the Pilgrim Variable Insurance Trust.


Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
                                   THE TRUSTS
--------------------------------------------------------------------------------

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.


The Credit Suisse Warburg Pincus Trust (formerly the Warburg Pincus Trust) is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American and Equitable Life Insurance Company of Iowa, and to certain qualified and retirement plans. The address of the Credit Suisse Warburg Pincus Trust is 153 East 53rd Street, New York, NY 10022.

The Pilgrim Variable Insurance Trust (formerly the ING Variable Insurance Trust) is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of Pilgrim Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.


The Prudential Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.


The Pilgrim Variable Products Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of Pilgrim Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The ProFunds is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, the PIMCO Variable Insurance Trust, the Credit Suisse Warburg Pincus
Trust,  the Pilgrim Variable  Insurance  Trust,  the Pilgrim  Variable
Products Trust,  ProFunds,  the Board of Directors of the Prudential
Series Fund, and the management of Directed Services,  Inc., Pacific
Investment Management Company, Credit Suisse Asset Management, LLC, The Prudential Insurance Company of America, ING Pilgrim Investments, LLC, ProFunds Advisors LLC and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE GCG TRUST,
THE PIMCO VARIABLE INSURANCE TRUST, THE CREDIT SUISSE WARBURG PINCUS
TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE PILGRIM VARIABLE PRODUCTS TRUST, AND PROFUNDS IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.


PP-109632                              14

--------------------------------------------------------------------------------
                       GOLDEN AMERICAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.


Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the GCG Trust, the PIMCO Variable Insurance Trust, the Credit Suisse Warburg Pincus
Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust or the ProFunds. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

PROPOSED SUBSTITUTION. In an ongoing effort to consolidate the variable operations of the various ING insurance companies, Golden American and certain of its affiliates filed an application with the SEC requesting permission via an order to substitute shares of the International Equity Fund of the Credit Suisse Warburg Pincus Trust (the "Credit Suisse Fund" ) with shares of the International Series of the GCG Trust (the "Substitution"). The International Equity Series of the GCG Trust was created with this Substitution in mind and will not be available for investment until the Substitution takes place. The International Equity Series of the GCG Trust is similar to the Credit Suisse Fund. We anticipate that the Substitution will reduce operating expenses and, due to a broader scope of availability for the GCG Trust in other variable contracts, create larger economies of scale from which a further reduction of expenses is anticipated. Contract holders will benefit directly from any reduction of Trust expenses. CONTRACT HOLDERS WILL NOT BEAR ANY EXPENSE ASSOCIATED WITH THE SUBSTITUTION.

Upon obtaining the requested order for substitution from the SEC, and subject to any required prior approval by applicable insurance authorities, Golden American and its affiliates will effect the Substitution by simultaneously placing an order for each subaccount investing in the Credit Suisse Fund to redeem the shares of that fund and an order for each such subaccount to purchase shares of the International Equity Series of the GCG Trust. Within five days after the Substitution, our Customer Service Center will send affected contract holders notice that the Substitution has been completed.


NOTE: We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

PP-109632                              15

--------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.


INVESTMENT OBJECTIVES The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Separate Account B also has other subaccounts investing in other portfolios which are not available to the Contract described in this prospectus. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST,
THE PIMCO VARIABLE INSURANCE TRUST, THE CREDIT SUISSE WARBURG PINCUS
TRUST, PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, PILGRIM VARIABLE PRODUCTS TRUST AND THE PROFUNDS. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.


-------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO           INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------
THE GCG TRUST

Liquid Asset                   Seeks high level of current income consistent with the
                               preservation of capital and liquidity.

                               Invests primarily in obligations of the U.S. Government and its agencies and instrumentalities, bank obligations,
                               commercial paper and short-term corporate debt securities.
                               All securities will mature in less than one year.
                               ------------------------------------------------------------

Limited Maturity Bond          Seeks highest current income consistent with low risk to
                               principal and liquidity. Also seeks to enhance its total
                               return through capital appreciation when market factors,
                               such as falling interest rates and rising bond prices,
                               indicate that capital appreciation may be available without significant risk to principal.

                               Invests primarily in diversified limited maturity debt
                               securities with average maturity dates of five years or
                               shorter and in no cases more than seven years.
                               ------------------------------------------------------------

Core Bond (formerly            Seeks maximum total return, consistent with preservation of
   Global Fixed Income)        capital and prudent investment management.

                               Invests primarily in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio
                               duration of the Portfolio normally varies within a three- to six-year time frame.


                               ------------------------------------------------------------

Fully Managed                  Seeks, over the long term, a high total investment return
                               consistent with the preservation of capital and with prudent investment risk.

                               Invests primarily in the common stocks of established
                               companies believed by the portfolio manager to have
                               above-average potential for capital growth.
                               ------------------------------------------------------------

Total Return                   Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Growth of capital and income is a
                               secondary goal.

                               Invests primarily in a combination of equity and fixed
                               income securities.
                               ------------------------------------------------------------

PP-109632                              16

Asset Allocation Growth        Seeks to maximize total return over the long- term by
                               allocating assets among stocks, bonds, short-term
                               instruments and other investments.

                               Allocates investments primarily in a neutral mix over time of 70% of its assets in stocks, 25% of its assets in bonds, and 5% of its assets in short-term and money market
                               investments.
                               ------------------------------------------------------------

Equity Income                  Seeks substantial dividend income as well as long-term
                               growth of capital.

                               Invests primarily in common stocks of well-established
                               companies paying above-average dividends.
                               ------------------------------------------------------------

All Cap                        Seeks capital appreciation through investment in securities which the portfolio manager believes have above-average
                               capital appreciation potential.

                               Invests primarily in equity securities of U.S. companies of any size.
                               ------------------------------------------------------------

Growth and Income              Seeks long-term capital growth and current income.


                               Normally invests up to 75% of its assets in equity
                               securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio
                               manager believes have income potential.
                               ------------------------------------------------------------

Real Estate                    Seeks capital appreciation. Current income is a secondary
                               objective.

                               Invests primarily in publicly traded real estate equity
                               securities.
                               ------------------------------------------------------------

Value Equity                   Seeks capital appreciation. Dividend income is a secondary objective.

                               Invests primarily in common stocks of domestic and foreign issuers which meet quantitative standards relating to
                               financial soundness and high intrinsic value relative to
                               price.
                               ------------------------------------------------------------

Investors                      Seeks long-term growth of capital. Current income is a
                               secondary objective.

                               Invests primarily in equity securities of U.S. companies and to a lesser degree, debt securities.
                               ------------------------------------------------------------


International Equity           Seeks long-term growth of capital.
   (not currently available)
                               Invests at least 65% of its net assets in equity securities of issuers located in countries outside of the United
                               States. The Portfolio generally invests at least 75% of its total assets in common and preferred stocks, warrants and
                               convertible securities.
                               ------------------------------------------------------------


Rising Dividends               Seeks capital appreciation. A secondary objective is
                               dividend income.

                               Invests in equity securities that meet the following quality criteria: regular dividend increases; 35% of earnings
                               reinvested annually; and a credit rating of "A" to "AAA."
                               ------------------------------------------------------------

Managed Global                 Seeks capital appreciation. Current income is only an
                               incidental consideration.

                               Invests primarily in common stocks traded in securities
                               markets throughout the world.
                               ------------------------------------------------------------

PP-109632                              17

-------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO           INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------

Large Cap Value                Seeks long-term growth of capital and income.

                               Invests primarily in equity and equity-related securities of companies with market capitalization greater than $1
                               billion.
                               ------------------------------------------------------------

Hard Assets                    Seeks long-term capital appreciation.

                               Invests primarily in hard asset securities. Hard asset
                               companies produce a commodity which the portfolio manager is able to price on a daily or weekly basis.
                               ------------------------------------------------------------

Diversified Mid-Cap            Seeks long-term capital growth.

                               Normally invests at least 65% of its total assets in common stocks of companies with medium market capitalizations.
                               ------------------------------------------------------------

Research                       Seeks long-term growth of capital and future income.

                               Invests primarily in common stocks or securities convertible into common stocks of companies believed to have better than average prospects for long-term growth.
                               ------------------------------------------------------------

Capital Growth                 Seeks long-term total return.

                               Invests primarily in common stocks of companies where the
                               potential for change (earnings acceleration) is significant.
                               ------------------------------------------------------------

Capital Appreciation           Seeks long-term capital growth.

                               Invests primarily in equity securities believed by the
                               portfolio manager to be undervalued.
                               ------------------------------------------------------------

Small Cap                      Seeks long-term capital appreciation.

                               Invests primarily in equity securities of companies that
                               have a total market capitalization within the range of
                               companies in the Russell 2000 Growth Index or the Standard &
                               Poor's Small-Cap 600 Index.
                               ------------------------------------------------------------

Mid-Cap Growth                 Seeks long-term growth of capital.

                               Invests primarily in equity securities of companies with
                               medium market capitalization which the portfolio manager
                               believes have above-average growth potential.
                               ------------------------------------------------------------

Strategic Equity               Seeks capital appreciation.

                               Invests primarily in common stocks of medium- and
                               small-sized companies.
                               ------------------------------------------------------------

Special Situations             Seeks capital appreciation.

                               Invests primarily in common stocks selected for their
                               capital appreciation potential. The Portfolio emphasizes
                               "special situation" companies that the portfolio manager
                               believes have been overlooked or undervalued by other
                               investors.
                               ------------------------------------------------------------

Growth                         Seeks capital appreciation.

                               Invests primarily in common stocks of growth companies that have favorable relationships between price/earnings ratios and growth rates in sectors offering the potential for
                               above-average returns.
                               ------------------------------------------------------------

PP-109632                              18

-------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO           INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------

Developing World               Seeks capital appreciation.

                               Invests primarily in equity securities of companies in
                               developing or emerging countries.
                               ------------------------------------------------------------


Internet Tollkeeper            Seeks long-term growth of capital.

                               Invests primarily in equity securities of "Internet
                               Tollkeeper" companies, which are companies in sectors which provide access, infrastructure, content and services to
                               Internet companies and customers, and which have developed, or are seeking to develop predictable, sustainable or
                               recurring revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices in connection with the growth of the Internet.
                               ------------------------------------------------------------


THE PIMCO VARIABLE INSURANCE TRUST

PIMCO High Yield Bond          Seeks to maximize total return, consistent with preservation of capital and prudent investment management.

                               Invests at least 65% of its assets in a diversified
                               portfolio of junk bonds rated at least B by Moody's Investor
                               Services, Inc. or Standard & Poor's or, if unrated,
                               determined by the portfolio manager to be of comparable
                               quality.
                               ------------------------------------------------------------

PIMCO StocksPLUS               Seeks to achieve a total return which exceeds the total
   Growth and Income           return performance of the Standard & Poor's 500 Stock Index.

                               Invests primarily in common stocks, options, futures,
                               options on futures and swaps.
                               ------------------------------------------------------------


CREDIT SUISSE WARBURG PINCUS TRUST (formerly The Warburg Pincus Trust)

International Equity           Seeks long-term appreciation.

                               Invests primarily in a broadly diversified portfolio of
                               equity securities of companies that have their principal
                               business activities outside of the United States.
                               ------------------------------------------------------------

PILGRIM VARIABLE INSURANCE TRUST (formerly ING Variable Insurance Trust)

Pilgrim Global Brand Names     Seeks to provide investors with long-term capital
   Fund (formerly ING Global   appreciation.
   Brand Names Fund)
                               Invests at least 65% of its total assets in equity
                               securities of companies that have a well recognized
                               franchise, a global presence and derive most of their
                               revenues from sales of consumer goods.
                               ------------------------------------------------------------


THE PRUDENTIAL SERIES FUND

Prudential Jennison            Seeks long-term growth of capital.

                               Invests primarily in companies that have shown growth in
                               earnings and sales, high return on equity and assets or
                               other strong financial data and are also attractively valued in the opinion of the manager. Dividend income from
                               investments will be incidental.
                               ------------------------------------------------------------

SP Jennison International      Seeks long-term growth of capital.
   Growth
                               Invests primarily in equity-related securities of issuers
                               located in at least five different foreign countries.
                               ------------------------------------------------------------

PP-109632                              19

-------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO           INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------


PILGRIM VARIABLE PRODUCTS TRUST


Pilgrim VP MagnaCap            Seeks growth of capital, with dividend income as a secondary consideration.

                               Invests primarily in equity securities of companies meeting investment policy criteria of consistent and substantially increasing dividends, reinvested earnings, strong balance
                               sheet and attractive price. Invests primarily in companies included in the largest 500 U.S. companies.
                               ------------------------------------------------------------

Pilgrim VP SmallCap            Seeks long-term capital appreciation.
   Opportunities
                               Invests primarily in the common stock of smaller,
                               lesser-known U.S. companies that the portfolio manager
                               believes have above average prospects for growth.
                               ------------------------------------------------------------

Pilgrim VP Growth              Seeks long-term growth of capital.
   Opportunities
                               Invests primarily in U.S. companies that the portfolio
                               manager believes have above average prospects for growth.
                               ------------------------------------------------------------

PROFUNDS

ProFund VP Bull                Seeks daily investment results that correspond to the
                               performance of the Standard & Poor's 500 Stock Index.

                               Invests in securities and other financial instruments, such as futures and options on futures in pursuit of the
                               portfolio's objective regardless of market conditions,
                               trends or direction and seeks to provide correlation with
                               the benchmark on a daily basis.
                               ------------------------------------------------------------

ProFund VP Small-Cap           Seeks daily investment results that correspond to the
                               performance of the Russell 2000 Index.

                               Invests in securities and other financial instruments, such as futures and options on futures in pursuit of the
                               portfolio's objective regardless of market conditions,
                               trends or direction and seeks to provide correlation with
                               the benchmark on a daily basis.
                               ------------------------------------------------------------

ProFund VP Europe 30           Seeks daily investment results that correspond to the
                               performance of the ProFunds Europe 30 Index.

                               Invests in securities and other financial instruments, such as futures and options on futures and American Depository
                               Receipts in pursuit of the portfolio's objective regardless of market conditions, trends or direction and seeks to
                               provide correlation with the benchmark on a daily basis.
                               ------------------------------------------------------------


INVESTMENT MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolio, including retaining portfolio managers to manage the assets of the various portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a

PP-109632                              20
portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios, for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.


Credit Suisse Asset Management, LLC serves as the investment advisor of the Credit Suisse Warburg Pincus Trust. The Credit Suisse Warburg Pincus Trust pays Credit Suisse Asset Management a monthly advisory fee based on the average daily net assets of the investment portfolio and also procures the services necessary for the operation of its portfolios. The Credit Suisse Warburg Pincus Trust pays monthly administrative fees to two co-administrators for administrative services, one of which is an affiliate of Credit Suisse Asset Management. The monthly administrative fee is based on the portfolio's average daily net assets. Credit Suisse Asset Management does not bear any portfolio expenses.

ING Pilgrim Investments, LLC ("ING Pilgrim") serves as the overall manager of Pilgrim Variable Insurance Trust amd Pilgrim Variable Products Trust. ING Pilgrim supervises all aspects of the Trusts' operations and provides investment advisory services to the portfolios of the Trusts, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING Pilgrim, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V. Except for agreements to reimburse certain expenses of the portfolio, ING Pilgrim does not bear any portfolio expenses.

The Prudential Insurance Company of America ("Prudential") and its subsidiary, Prudential Investments Fund Management LLC ("PIFM") serve as the overall investment advisers to the Prudential Series Fund. Prudential and PIFM are responsible for the management of the Prudential Series Fund and provide investment advice and related services. For the Prudential Jennison Portfolio and SP Jennison International Growth Portfolio, Prudential and PIFM engage Jennison Associates LLC to serve as sub-adviser and to provide day-to-day management. Prudential and PIFM pay the sub-adviser out of the fee they receive from the Prudential Series Fund. Each portfolio pays its own administrative costs.

ProFunds Advisors LLC serves as the investment advisor of the ProFunds. The ProFunds pay ProFunds Advisors LLC a monthly advisory fee based on the average daily net assets of each investment portfolio. Each portfolio pays its own administrative costs.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, five portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and six portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2000, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2001 range from 0.55% to 1.86%. See "Fees and Expenses" in this prospectus.


We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

PP-109632                              21

RESTRICTED FUNDS
We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value, up to 100 percent of each premium and no more than $999,999,999. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
                          THE FIXED INTEREST ALLOCATION
--------------------------------------------------------------------------------

You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the

PP-109632                              22
transaction. A Market
Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customer, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed
Interest Allocations available exclusively in connection with our dollar cost averaging program. For more information on DCA Fixed Interest Allocations, see "Transfers Among Your Investments -- Dollar Cost Averaging."

Your contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals (including any Market Value Adjustment applied to such withdrawal), transfers or other charges we may impose. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Separate Account B. We will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you

PP-109632                              23
have a special Fixed Interest
Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer will be subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccounts and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Liquid Asset subaccount for such purpose.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders."

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you are invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

Please be aware that the benefit we pay under any of the optional riders will be reduced by any withdrawals you make from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders."

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

PP-109632                              24

                                            N/365
                         ((1+I)/(1+J+.0050))     -1

Where,
     o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

     o    "J" is equal to the following:

          (1) If calculated for a Fixed Interest Allocation of 1 year or more, then "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining (rounded up to the next full year except in Pennsylvania) in the guaranteed interest period;

          (2) If calculated for a Fixed Interest Allocation of 6 months, then "J" is the lesser of the Index Rate for a new Fixed Interest Allocation with (i) a 6 month guaranteed interest period, or (ii) a 1 year guaranteed interest period, at the time of calculation; and

     o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average currently is based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days. If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.

--------------------------------------------------------------------------------
                                  SPECIAL FUNDS
--------------------------------------------------------------------------------


We use the term Special Funds in the discussion of the enhanced death benefit options and the optional riders. The Special Funds currently include the Liquid Asset subaccount, Limited Maturity Bond subaccount and the Fixed Interest Allocations. The Company may, at any time, designate new and/or existing subaccounts as a Special Fund with 30 days notice with respect to new premiums added or transfers to such subaccounts. Such subaccounts will include those that, due to their volatility, are excluded from the death benefit and/or living benefit guarantees that may otherwise be provided. Allocations to Special Funds will not affect the death benefit that may be available under the earnings multiplier benefit rider. Designation of a subaccount as a Special Fund may vary by benefit. For example, a subaccount may be designated a Special Fund for purposes of calculating a living benefit, but not a death benefit, or for calculating one death benefit and not another.


PP-109632                              25

--------------------------------------------------------------------------------
                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------


The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, the PIMCO Variable Insurance Trust, the Credit Suisse Warburg Pincus Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust and ProFunds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.


CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit when due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit. If no beneficial owner of the Trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.


     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an enhanced death benefit, and you add a joint owner, if the older joint owner is attained age 85 or under, the enhanced death benefit from the date of change will end, and the Standard Death Benefit will apply. For all death benefit options, if the older joint owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if a joint


PP-109632                              26
owner is added. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.


ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.


     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.


If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the enhanced death benefit

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options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the enhanced death benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, if the new owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit and charge will be adjusted to reflect the attained age of the new owner as the issue age. The Maximum Base and Benefit Base percentages in effect on the original rider date will be used to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership.

If you have elected another optional rider, the rider will terminate upon a change of ownership.


You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.


A change of owner may have tax consequences.


PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.


The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.


IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium and credit within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments and credits will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you

PP-109632                              28
specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment and credit will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment and credit to the subaccounts selected by you, we convert the premium payment and credit into accumulation units. We divide the amount of the premium payment and credit allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated with the added credit to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium and credit plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated with the added credit to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums and credits to the specially designated subaccount during the free look period.


ADDITIONAL CREDIT TO PREMIUM
A credit will be added to your contract value based on each premium payment. The credit will be added proportionally to each subaccount and Fixed Interest Allocation as the premium payment is allocated. The credit is a minimum of 4% of the premium payment. We may increase the credit at our discretion. If we increase the credit we may reduce it also at our discretion, but we will not reduce it below the minimum credit of 4%, and we will give at least 30 days' notice of any planned reduction.


The credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

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

In any of the following circumstances, we deduct a credit from the amount we pay to you or your beneficiary:

     (1) If you return your Contract within the free look period, we will deduct the credit from the refund amount;

     (2) If a death benefit becomes payable, we will deduct any credits added to your contract within 1 year prior to death; and

     (3) If we waive any surrender charge, we will deduct any credit added to your contract value within 1 year.

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the credit. You will retain any gains, and you will also bear any losses, that are attributable to the credit we deduct.

Once we have waived any surrender charge, we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

WHILE NO SPECIFIC CHARGE IS MADE FOR THE PREMIUM CREDIT, THE SURRENDER CHARGES ARE HIGHER AND THE SURRENDER CHARGE PERIOD LONGER THAN UNDER OUR PRODUCTS NOT OFFERING A PREMIUM CREDIT. ALSO, THE MORTALITY AND EXPENSE RISK CHARGE IS HIGHER THAN THAT CHARGED UNDER OTHER PRODUCTS PROVIDING COMPARABLE FEATURES, BUT NO PREMIUM CREDIT. WE MAY USE A PORTION OF THE SURRENDER CHARGE AND MORTALITY AND EXPENSE RISK CHARGE TO HELP RECOVER THE COST OF PROVIDING THE PREMIUM CREDIT. IN ADDITION, THERE MAY BE CIRCUMSTANCES UNDER WHICH THE CONTRACT OWNER MAY BE WORSE OFF FROM HAVING RECEIVED A PREMIUM CREDIT. FOR EXAMPLE, THIS COULD OCCUR IF THE CONTRACT OWNER RETURNS THE CONTRACT DURING THE APPLICABLE FREE LOOK PERIOD. UPON A FREE LOOK, WE RECAPTURE THE PREMIUM CREDIT THAT HAD BEEN CREDITED. IF THE STATE LAW PROVIDES THAT CONTRACT VALUE IS RETURNED ON A FREE LOOK, AND IF THE PERFORMANCE OF THE APPLICABLE SUBACCOUNTS HAS BEEN NEGATIVE DURING THAT PERIOD, WE WILL RETURN THE CONTRACT VALUE LESS THE PREMIUM CREDIT. THE NEGATIVE PERFORMANCE ASSOCIATED WITH THE PREMIUM CREDIT WILL REDUCE THE CONTRACT VALUE MORE THAN IF THE PREMIUM CREDIT HAD NOT BEEN APPLIED.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments and credits allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and added credit that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium and added credit not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially

PP-109632                              30
designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments and credits, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charges, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center.
We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.


THE SUBACCOUNTS
Each of the 39 subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account B invests in a corresponding portfolio of the GCG Trust, the PIMCO Variable Insurance Trust, the Credit Suisse Warburg Pincus Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust or the ProFunds.


ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.


We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we


PP-109632                              31
may, with approval of
the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.


We also reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OPTIONAL RIDERS
Subject to state availability, you may elect one of three optional benefit riders discussed below. You may not add more than one of these three riders to your Contract. There is a separate charge for each rider.

Once elected, the riders generally may not be cancelled. This means once you add the rider you may not remove it, and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for contract owners purchasing Contracts on or after January 2, 2001. If you purchased your Contract prior to that date, please see Appendix F for a description of the calculation of the optional rider benefits applicable under your Contract.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND COMPLETELY BEFORE YOU SELECT ANY. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. We use the term rider date in the discussion of the optional benefit riders below. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if the rider was purchased at the time the Contract is issued.

NO CANCELLATION. Once you purchase a rider, the rider may not be cancelled, unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract which automatically cancels any attached rider. Once the Contract continues beyond the free look period, you may not at any time cancel the rider, except with respect to a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits." This means that the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate (and all benefits under the rider will cease) if you annuitize, surrender or otherwise terminate your Contract or die (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract, during the accumulation phase. The optional rider will

PP-109632                              32
also terminate if there is a change in contract ownership
(other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with the applicable rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than the MGAB Base. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus credits, reduced pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment plus credits, reduced pro rata for withdrawals, and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period.On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

     1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. THE AGGREGATE MGAB BASE IS USED TO DETERMINE THE MGAB ON THE MGAB BENEFIT DATE. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT.

          If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period after your rider date, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

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

          Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

          If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums and credits added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

          ONLY PREMIUMS AND CREDITS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

     2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the

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

MGAB rider during the
30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we will assess the pro rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees that a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the credit(s) we add, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustments for Special Fund transfers, and any withdrawals you take while the rider is in effect. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or income factors in effect on the date you annuitize. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

          (i) your annuity income based on your contract value adjusted for any Market Value Adjustment on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

          (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

          (iii) the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any surrender charges, premium tax recovery and Market Value Adjustments that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider on the MGIB Benefit Date. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize under the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of
          (1) the contract value of Special

PP-109632                              35

    Funds, and (2) the MGIB Base for
          Non-Special Funds. Thus, investing in the Special Funds may limit the MGIB benefit.

          The MGIB Base is equal to the lesser of (i) and (ii) where:

          (i) is your initial premium and credit (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums and credits added to your Contract, reduced pro rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and reaching the MGIB Base Maximum, and at 0% thereafter; and

          (ii) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums and credits, adjusted for withdrawals and transfers.

          Eligible additional premium payments and credits are those added more than 5 years before the earliest MGIB Date and are included in the MGIB Benefit Base. Premiums and credits paid after that are excluded from the MGIB Base.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

          The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

     2. Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

          Two MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its

PP-109632                              36
discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB benefit.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments and credits paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

          (i) if you purchased the MGWB rider on the contract date, your premium payments and credits received during the first two contract years; or

          (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums and credits received that day, and any subsequent premium payments and credits received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds.

PP-109632                              37

THE MGWB WITHDRAWAL ACCOUNT
EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (b) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds, by the proportion that the withdrawal bears to the contract value in Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

          (i)  your contract value is greater than zero;

          (ii) your MGWB Withdrawal Account is greater than zero;

          (iii) your latest allowable annuity start date has not been reached;

          (iv) you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

          (i)  your MGWB Withdrawal Account is greater than zero;

          (ii) your latest allowable annuity start date has not been reached;

          (iii) you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

PP-109632                              38

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual death benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

PP-109632                              39

--------------------------------------------------------------------------------
                                   WITHDRAWALS
--------------------------------------------------------------------------------

Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any Contract year is 10% of your contract value on the date of the withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

PP-109632                              40

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                                      MAXIMUM PERCENTAGE
          FREQUENCY                   OF CONTRACT VALUE
          Monthly                           0.833%
          Quarterly                          2.50%
          Annually                          10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will

PP-109632                              41
apply the surrender charge and any Market Value
Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.


You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.


You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

--------------------------------------------------------------------------------
                        TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the

PP-109632                              42
dollar cost averaging program. Keep in
mind that transfers between Special Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.


To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock
Exchange will be effected on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.


DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are

PP-109632                              43
purchased if the
value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Asset subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

          o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).

          o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro rata to the Restricted Funds.

PP-109632                              44

          o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in "The Investment Portfolios." If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

--------------------------------------------------------------------------------
                              DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------


DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit, and earnings multiplier benefit, if elected, is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose. There are three categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000 and Yr-2001 contract owners. If you currently are a contract owner, the category of your contract is indicated in the cover letter


PP-109632                              45
which accompanies this prospectus. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as approved in the state of issue at the time of purchase);

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options (as approved in the state of issue at the time of purchase), including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80:

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options (as approved in the state of issue at the time of purchase), including the Annual Ratchet Enhanced Death Benefit to age 90, and contain new Special Funds language.

Other than as specifically noted, this Prospectus describes the benefits applicable to all categories of contract owners.


THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN YR-2001. IF YOU ARE A PRE-2000 OR YR-2000 CONTRACT OWNER, PLEASE SEE APPENDIX E FOR A DESCRIPTION OF THE CALCULATION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (a) the Standard Death Benefit, (b) the 7% Solution Enhanced Death Benefit, (c) the Annual Ratchet Enhanced Death Benefit or (d) the Max 7 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 7% Solution, Annual Ratchet and Max 7 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider -- Death Benefit during Automatic Periodic Benefit Status." The Enhanced Death Benefits are available only at the time you purchase your Contract. The enhanced death benefits are not available where a Contract is owned by joint owners.


The death benefit, and earnings multiplier benefit, if elected, is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.


The death benefit may be subject to certain mandatory distribution rules required by federal tax law.


We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:


PP-109632                              46

     1) the contract value minus any credits added within 1 year prior to death; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of the Base Death Benefit and the SUM of 1) and 2), less 3) where:

     1)   the contract value allocated to Special Funds;

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to non-Special Funds; and

     3)   any credits added within 1 year prior to death.

The Standard Minimum Guaranteed Death Benefit equals:

     1) the initial premium payment plus any credit, allocated to Special and Non-Special Funds, respectively;

     2) increased by premium payments, plus any credits and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

     3) reduced by a pro rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Base Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may at our discretion reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the greater of:

     1)   the Standard Death Benefit; and

     2) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds, less any credits added within 1 year prior to death.

PP-109632                              47

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

     1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments and credits, as reduced by adjustments for withdrawals) and thereafter at 0%, and

     2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums and premium credits are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal. Please see Appendix D for examples of the pro rata withdrawal adjustment for withdrawals other than special withdrawals.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds, less any credits added within 1 year prior to death.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

     1) the initial premium, plus credit, allocated at issue to Special and Non-Special Funds, respectively;

     2) increased dollar for dollar by any premium, plus credits, allocated after issue to Special and Non-Special funds, respectively;

     3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

PP-109632                              48

     4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit.

Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.


EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for non-qualified Contracts and for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of net premiums. Currently, where the rider is added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of premiums adjusted for withdrawals ("Maximum Base"); and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus premiums adjusted for withdrawals ("Benefit Base"). If the rider is added to a Contract after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals ("Maximum Base"); and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals ("Benefit Base"). The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked.The earnings enhancement benefit rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable


PP-109632                              49
at death under the rider if there are no gains under the Contract. Please see page 2 of this prospectus for a description of the charge.


DEATH BENEFIT DURING THE INCOME PHASE
If, any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE
If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:


If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Asset subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values.


The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.


If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the Liquid Asset subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. The Maximum Base and the Benefit Base will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: 1) based on the attained age of the spouse at the time of the ownership change using current values as of that date; 2) computed as if the rider was added to the Contract after issue and after the increase; and 3) based on the Maximum Base and Benefit Base percentages in effect on the original rider date. However, we may in the future permit the surviving spouse to elect to use the then current Maximum Base and Benefit Base percentages in the benefit calculation. The crediting of the earnings multiplier benefit will not be included in either the minimum guaranteed death benefit or guaranteed living benefit calculations. If the surviving spouse is older than the maximum rider issue age, the rider will terminate.


CONTINUATION AFTER DEATH -- NON SPOUSE
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Internal Revenue Code (the "Code"). See next section, "Required Distributions upon Contract Owner's Death."


If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the Liquid Asset subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.


PP-109632                              50

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a non-spouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

--------------------------------------------------------------------------------
                                CHARGES AND FEES
--------------------------------------------------------------------------------


We deduct the Contract charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of Contracts.


CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount,

PP-109632                              51
the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 9-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

     COMPLETE YEARS ELAPSED      0    1    2    3    4    5    6    7    8    9+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE            8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60 day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states. If we waive the surrender charge, we will deduct any credit added to your contract value within 1 year of the withdrawal, and we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 10% of your contract value on the date of withdrawal less any withdrawals during that contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings

PP-109632                              52
for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by Golden American. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.


CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the Category of contract owner to which you belong. The charge is deducted on each business day based on the assets you have in each subaccount. The charge for each death benefit option, on an annual basis for Yr-2001 contract owners, is equal to 1.30% for the Standard Death Benefit, 1.55% for the Annual Ratchet Enhanced Death Benefit, 1.65% for the 7% Solution Enhanced Death Benefit or 1.75% for the Max 7 Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003585% (Standard), .004280% (Annual Ratchet),
 .004558% (7% Solution), or .004837% (Max 7), respectively, for each day since the previous business day. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

Please see Appendix E for a description of the death benefits and mortality and expense risk charges for Pre-2000 and Yr-2000 contract owners.


     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. This charge is deducted daily from your assets in each subaccount.


     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity

PP-109632                              53
date, and so on. We deduct the
rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "The Earnings Multiplier Benefit Rider."

     OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."


     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

     Waiting Period              Quarterly Charge
     --------------              ----------------
     10 Year ...............     0.125% of the MGAB Charge Base (0.50% annually)
     20 Year ...............     0.125% of the MGAB Charge Base (0.50% annually)


The MGAB Charge Base is the total of (i) the MGAB Base on the rider date, and
(ii) premiums and credits during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds.


     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

     MGIB Rate                   Quarterly Charge
     ---------                   ----------------
     7% ..................       0.125% of the MGIB Charge Base (0.50% annually)


The MGIB Charge Base is the total of premiums paid and credits added more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds.


     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid and credits added during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the

PP-109632                              54
current quarterly charge rate and your original MGWB Eligible Payment Amount, and applicable credits, immediately prior to the surrender or annuitization.

TRUST EXPENSES
Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, five portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and six portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2000, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2001 range from 0.55% to 1.86%. See "Fees and Expenses" in this prospectus.

Additionally, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

--------------------------------------------------------------------------------
                               THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

PP-109632                              55

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

PP-109632                              56

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in your Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

--------------------------------------------------------------------------------
                            OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report, including rider charges if you have elected one of the optional riders offered in this prospectus. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

PP-109632                              57

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.


SELLING THE CONTRACT
Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Separate Account B and other separate accounts of Golden American. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. Directed Services is a corporation organized under the laws of New York and is a wholly owned subsidiary of Equitable of Iowa. Directed Services is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Directed Services has the authority to enter into selling agreements with other firms. Directed Services has entered into selling agreements with broker-dealers to sell the Contracts through registered representatives. Those representatives are registered with the NASD, and if applicable, also with the states in which they do business. They also are licensed as insurance agents in the states in which they do business.

We pay sales commissions to Directed Services for the sale of the Contracts. Directed Services passes through the entire amount of the sales commission to broker-dealer whose registered representative sold the Contract. The maximum sales commission payable will be approximately7% of the initial and any additional premium payment. This commission may be returned if the Contract is not continued through the first Contract Year.


PP-109632                              58

     ----------------------------------------------------------------------
                            UNDERWRITER COMPENSATION
     ----------------------------------------------------------------------
        NAME OF PRINCIPAL            AMOUNT OF                 OTHER
           UNDERWRITER         COMMISSION TO BE PAID       COMPENSATION

     Directed Services, Inc.      Maximum of 7%        Reimbursement of any
                                  of any initial         covered expenses
                                   or additional             incurred
                                  premium payments         by registered
                                    except when           representatives
                                     combined              in connection
                                  with some annual            with the
                                 trail commissions.         distribution
                                                          of the Contracts.
     ----------------------------------------------------------------------

Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 7% of total premium payments).


We may make additional cash payments to broker-dealers for marketing and educational expenses and for the reimbursement of certain expenses incurred by registered representatives in connection with the distribution of the Contracts.


We do not pay any additional commissions on the sale or exercise of any of the optional benefit riders offered in this prospectus.

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or

PP-109632                              59
threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Separate Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Assistant Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.


EXPERTS
The audited financial statements of Golden American and Separate Account B appearing in this prospectus or in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this prospectus or in the SAI and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the

PP-109632                              60
contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.


     SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for the earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. Although we do not believe that the charges we deduct for the earnings multiplier benefit rider or any other optional benefit or rider provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.


PP-109632                              61

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

PP-109632                              62

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other

PP-109632                              63
special rules may apply. Distributions from a Roth
IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

LOANS
Loans may be available if you are under age 70 1/2 and purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your Cash Surrender Value as collateral for the loan. Loans are subject to the terms of the Contract, the plan and the Code. You are responsible for monitoring the amount and number of loans outstanding at any one time under your TSA, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. WE URGE YOU TO CONSULT WITH A QUALIFIED TAX ADVISOR PRIOR TO EFFECTING A LOAN TRANSACTION UNDER YOUR CONTRACT.

     LOAN PROCEDURES. You must complete a loan application in order to effect a loan. You may submit a loan application at any time after the free look period and before the annuity start date. There is a loan fee
(currently $25) per loan, payable at the time of the loan. If the loan amount plus the loan fee exceeds the maximum loan amount, the fee will be deducted from the loan proceeds.

     In order to secure your loan, on the effective date of your loan, we will transfer an amount equal to the principal amount of your loan into an account called the "TSA Special Fixed Account." You must indicate your choice of variable and fixed accounts from which amounts will be transferred to the TSA Special Fixed Account. If no choice is indicated, amounts will be transferred on a pro rata basis from your variable accounts. If amounts allocated to the variable accounts are not sufficient, amounts will be transferred from the fixed accounts on a nearest to maturity basis.

     Amounts transferred from the TSA Special Fixed Account upon loan repayments will be transferred to the variable accounts in proportion to the contract value so allocated. If no contract value is allocated to the variable accounts, such transfers will be made to the Liquid Asset subaccount.

     No withdrawals are permitted unless there has been a Distributable Event. Distributable Events are the following:

     1)   attainment of age 59 1/2;

     2)   separation from service;

     3)   death; or

     4)   disability.

You must notify us when a separation from service has occurred. No withdrawals are permitted from the TSA Special Fixed Account, other than an automatic withdrawal to pay off a defaulted loan. See "Loan Default," below.

PP-109632                              4

     MINIMUM AND MAXIMUM LOAN AMOUNTS. You may borrow a minimum of $1,000, unless we are required by law to allow a lesser minimum amount. We currently allow no more than 2 loans per Contract at any time. The maximum loan amount for a new loan is the lesser of (1) and (2), minus any outstanding loan balance, where

     1)   is 50% of the Cash Surrender Value, and

     2) is $50,000 minus the excess of the highest outstanding loan balance during the past 12 months over the loan balance on the date of the new loan.

     INTEREST. The balance in the TSA Special Fixed Account is credited with interest until the loan is repaid in full. The current annual effective interest rate is 3.5%. The guaranteed minimum interest rate is 3%. Rates are guaranteed for one year. Each loan will have a separate TSA Special Fixed Account, and each may have a different interest crediting rate.

     You will be charged interest on the outstanding loan balance at an annual effective interest rate of 6%. Interest will be charged in arrears. Interest charges accrue on your outstanding loan balance daily beginning on the effective date of your loan.

     LOAN REPAYMENT. Loans must be repaid within 5 years. However, if the loan is used to purchase your principal residence, it must be repaid within 15 years. You must identify your payments as premium payments or they will be treated as loan repayments. You may choose whether to make your loan repayments quarterly or monthly. Currently, loans must be repaid by electronic funds transfer ("EFT") or pre-authorized check ("PAC"), unless we have approved another form of payment.


     If your loan repayment is late, and the loan would otherwise be in default, we will make a withdrawal in an amount sufficient to keep the loan from going into default. The withdrawals will be made on a pro rata basis from all of the variable accounts to which contract value is then allocated. If there is not enough contract value in the variable accounts, the withdrawal will be made from the fixed accounts on a nearest to maturity basis, and any amount withdrawn may be subject to a Market Value Adjustment. This will only be done if:


     1)   there has been a Distributable Event;

     2) the amount available for withdrawal is equal to or exceeds the necessary amount plus any applicable withdrawal charges; and

     3)   you have authorized us to do so in the loan agreement.

If any of these conditions is not met, the loan will be considered to be in default, and default procedures will be performed.

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

     LOAN DEFAULT. When your loan is in default, you may pay off the loan, or the loan will be repaid through an automatic withdrawal from your contract value, as described below.

     1.   Loan Repaid
          For loans in default status, we will accept repayment only in the amount necessary to pay off the loan balance in full.

     2.   Loan Not Repaid
          The defaulted loan balance continues to accrue interest until there has been a Distributable Event, at which time the defaulted loan balance plus accrued interest will be repaid by automatic withdrawal. The defaulted loan balance will be considered a Deemed Distribution. If a Distributable Event has occurred prior to default, the defaulted loan balance plus accrued interest is repaid by automatic withdrawal upon default. The automatic withdrawal will apply first to the TSA Special Fixed Account, then pro rata to the variable accounts and then to the fixed accounts on a nearest to maturity basis. Surrender charges and any market value adjustments will be applied as applicable to such withdrawals. In either case the Deemed Distribution or withdrawal will be considered a currently taxable event, and may be subject to federal income tax withholding and the federal early withdrawal penalty tax.

     OVERLOANS. An overloan occurs when the total outstanding loan balance(s) exceeds the Cash Surrender Value. If this occurs, we will send you a letter requesting payment of an amount which will take the loan out of overloan status. If after 30 days, the overloan status has not been corrected, the loan will be considered in default. If a Distributable Event occurred, the Contract will terminate without value. If a Distributable Event has not occurred, the Contract will continue in force, interest continues to accrue and the loan continues. Upon the occurrence of a Distributable Event while the loan is still in overloan status, the Contract will terminate without value.

     EFFECT OF LOAN ON OTHER CONTRACT FEATURES. The following contract features will be impacted by any outstanding loan balance:

     1) Withdrawals and Charges: The rules concerning maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges will be determined by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: The outstanding loan balance is deducted from any amounts otherwise payable and in determining the amount available for annuitization.

     3)   Riders:


          a) Minimum Guaranteed Income Benefit ("MGIB") Rider. Upon exercising the MGIB rider, the MGIB Base is reduced by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.


          b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

          c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

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


TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT
THE CONTRACT INCLUDES AN ENHANCED DEATH BENEFIT THAT IN SOME CASES MAY EXCEED THE GREATER OF THE PREMIUM PAYMENTS OR THE CONTRACT VALUE. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN ANY CODE SECTION 401(A) PENSION OR PROFIT-SHARING PLAN OR CODE SECTION 403(B) TAX-SHELTERED ANNUITY. EMPLOYERS USING THE CONTRACT MAY WANT TO CONSULT THEIR TAX ADVISER REGARDING SUCH LIMITATION. FURTHER, THE INTERNAL REVENUE SERVICE HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE ENHANCED DEATH BENEFIT PROVISION IN THE CONTRACT COMPORTS WITH IRA OR ROTH IRA QUALIFICATION REQUIREMENTS. A TAX ADVISOR SHOULD BE CONSULTED.


OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

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

--------------------------------------------------------------------------------
          MORE INFORMATION ABOUT GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SELECTED FINANCIAL DATA
The following selected financial data prepared in accordance with generally accepted accounting principles ("GAAP") for Golden American should be read in conjunction with the financial statements and notes thereto included in this prospectus.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable of Iowa"), according to a merger agreement among Equitable of Iowa, PFHI and ING Groep N.V. (the "ING acquisition"). On August 13, 1996, Equitable of Iowa acquired all of the outstanding capital stock of BT Variable, Inc., then the parent of Golden American (the "Equitable acquisition"). For financial statement purposes, the ING acquisition was accounted for as a purchase effective October 25, 1997 and the Equitable acquisition was accounted for as a purchase effective August 14, 1996. As a result, the financial data presented below for periods after October 24, 1997, are presented on the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997, are presented on the Post-Acquisition basis of accounting, and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.

                                                             SELECTED GAAP BASIS FINANCIAL DATA
                                                                       (IN THOUSANDS)

                                                                         POST-MERGER
                                                 -------------------------------------------------------------
                                                                                                For the Period
                                                 For the Year    For the Year    For the Year     October 25,
                                                    Ended           Ended           Ended        1997 through
                                                 December 31,    December 31,    December 31,    December 31,
                                                     2000            1999            1998            1997
                                                 -----------     -----------     -----------     -----------
Annuity and Interest
   Sensitive Life  Product Charges .........     $   144,877     $    82,935     $    39,119     $     3,834
Net Income (Loss) before  Federal Income Tax     $    32,862     $    19,737     $    10,353     $      (279)
Net Income (Loss) ..........................     $    19,180     $    11,214     $     5,074     $      (425)
Total Assets ...............................     $11,852,677     $ 9,392,857     $ 4,754,623     $ 2,446,395
Total Liabilities ..........................     $11,235,540     $ 8,915,008     $ 4,400,729     $ 2,219,082
Total Stockholder's Equity .................     $   617,137     $   477,849     $   353,894     $   227,313

                                                       POST-ACQUISITION           PRE-ACQUISITION
                                               ---------------------------------  ---------------
                                               For the Period     For the Period  For the Period
                                               January 1,1997       August 14,      January 1,
                                                   through         1996 through    1996 through
                                                 October 24,       December 31,     August 13,
                                                    1997              1996             1996
                                               --------------     --------------  ---------------
Annuity and Interest
   Sensitive Life  Product Charges .........     $   18,288        $    8,768       $   12,259
Net Income (Loss) before  Federal Income Tax     $     (608)       $      570       $    1,736
Net Income (Loss) ..........................     $      729        $      350       $    3,199
Total Assets ...............................            N/A        $1,677,899              N/A
Total Liabilities ..........................            N/A        $1,537,415              N/A
Total Stockholder's Equity .................            N/A        $  140,484              N/A

PP-109632                            68

BUSINESS ENVIRONMENT
The current business and regulatory environment presents many challenges to the insurance industry. The variable annuity competitive environment remains intense and is dominated by a number of large highly rated insurance companies. Increasing competition from traditional insurance carriers as well as banks and mutual fund companies offers consumers many choices. However, overall demand for variable insurance products remains strong for several reasons including: low levels of inflation, moderate interest rate levels, a growing U.S. economy; an aging U.S. population that is increasingly concerned about retirement, estate planning, and maintaining their standard of living in retirement; and potential reductions in government and employer-provided benefits at retirement, as well as lower public confidence in the adequacy of those benefits.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS
The purpose of this section is to discuss and analyze Golden American Life Insurance Company's ("Golden American") consolidated results of operations. In addition, some analysis and information regarding financial condition and liquidity and capital resources is provided. This analysis should be read jointly with the consolidated financial statements, related notes, and the Cautionary Statement Regarding Forward-Looking Statements, which appear elsewhere in this report. Golden American reports financial results on a consolidated basis. The consolidated financial statements include the accounts of Golden American and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and collectively with Golden American, the "Companies").

                              RESULTS OF OPERATION

2000 COMPARED TO 1999

PREMIUMS
                                             PERCENTAGE   DOLLAR
FOR THE YEAR ENDED DECEMBER 31       2000      CHANGE     CHANGE        1999
                                     ----    ----------   ------        ----
                                              (Dollars in millions)
Variable annuity premiums:
   Separate account ...........   $  1,307.3   (48.0)%  $ (1,204.4)  $  2,511.7
   Fixed account ..............        793.1     2.9          22.4        770.7
                                  ----------   -----    ----------   ----------
Total variable annuity premiums      2,100.4   (36.0)     (1,182.0)     3,282.4
Variable life premiums ........          1.6   (81.8)         (7.0)         8.6
                                  ----------   -----    ----------   ----------
Total premiums ................   $  2,102.0   (36.1)%  $ (1,189.0)  $  3,291.0
                                  ==========   =====    ==========   ==========

For the Companies' variable insurance contracts, premiums collected are not reported as revenues, but as deposits to insurance liabilities. Revenues for these products are recognized over time in the form of investment spread and product charges.

Variable annuity separate account premiums decreased 48.0% in 2000. Excluded from the variable annuity separate account premiums above are $1,787.9 million and $97.9 million for the years ended December 31, 2000 and 1999, respectively, related to modified coinsurance agreements. The fixed account portion of the Companies' variable annuity premiums increased 2.9% in 2000. Excluding the effect of the modified coinsurance agreements, the increase in premiums resulted from increased sales of existing annuity products and from the introduction of a new annuity product during 2000 called GoldenSelect Guarantee Annuity.

Variable life premiums decreased 81.8% in 2000. In August 1999, Golden American discontinued offering variable life products, but the Companies continue to accept additional premiums from existing policyholders.

PP-109632                            69

Premiums, net of reinsurance, for variable products from a significant broker/dealer having at least ten percent of total sales for the year ended December 31, 2000, totaled $235.3 million, or 11% of total net premiums compared to $918.4 million, or 28%, from two significant broker/dealers for the year ended December 31, 1999. Gross premiums for variable products from two significant broker/dealers having at least ten percent of total sales for the year ended December 31, 2000, totaled $831.0 million, or 21% of total gross premiums compared to $1,018.9 million, or 30%, from two significant broker/dealers for the year ended December 31, 1999.

REVENUES
                                                          PERCENTAGE    DOLLAR
FOR THE YEAR ENDED DECEMBER 31                  2000        CHANGE      CHANGE       1999
                                                ----      ----------    ------       ----
                                                          (Dollars in millions)
Annuity and interest sensitive life product
   charges ................................   $  144.9        74.7%    $   62.0    $   82.9
Management fee revenue ....................       23.0       106.4         11.9        11.1
Net investment income .....................       64.1         8.4          4.9        59.2
Realized gains (losses) on investments ....       (6.6)     (124.2)        (3.7)       (2.9)
                                              --------      ------     --------    --------
                                              $  225.4        50.0%    $   75.1    $  150.3
                                              ========      ======     ========    ========

Total revenues increased 50.0%, or $75.1 million, to $225.4 million in 2000. Annuity and interest sensitive life product charges increased 74.7%, or $62.0 million, to $144.9 million in 2000, primarily due to additional fees earned from the increasing block of business in the separate accounts.

Golden American provides certain managerial and supervisory services to Directed Services, Inc. ("DSI"), a wholly owned subsidiary of EIC. The fee paid to Golden American for these services, which is calculated as a percentage of average assets in the variable separate accounts, was $21.3 million for 2000 and $10.1 million for 1999. This increase is due to the increasing assets in the separate accounts and renegotiation of the fee paid by DSI to Golden American.

Net investment income increased 8.4%, or $4.9 million, to $64.1 million in 2000 from $59.2 million in 1999, due to increasing investment yields, as well as a larger average amount of assets backing the fixed account options within the variable products.

During 2000, the Companies had net realized losses on investments of $6.6 million, mainly due to sales of fixed maturities, including a $142,000 write down of an impaired fixed maturity. In 1999, the Companies had net realized losses on investments of $2.9 million, including a $1.6 million write down of two impaired fixed maturities.

PP-109632                            70

EXPENSES
                                                                    PERCENTAGE    DOLLAR
FOR THE YEAR ENDED DECEMBER 31                          2000          CHANGE      CHANGE       1999
                                                        ----        ----------    ------       ----
                                                                      (Dollars in millions)
Insurance benefits and expenses:
   Annuity and interest sensitive life benefits:
      Interest credited to account balances .......   $  195.1          11.3%    $   19.8    $  175.3
      Benefit claims incurred in excess of
         account balances .........................        4.9         (22.4)        (1.4)        6.3
   Underwriting, acquisition, and insurance
      expenses:
      Commissions .................................      213.7          13.4         25.3       188.4
      General expenses ............................       84.9          41.1         24.7        60.2
      Insurance taxes, state licenses, and fees ...        4.5          12.5          0.5         4.0
      Policy acquisition costs deferred ...........     (168.4)        (51.4)       178.0      (346.4)
      Expenses and charges reimbursed under
         modified coinsurance agreements ..........     (225.8)      2,341.7       (216.6)       (9.2)
      Amortization:
         Deferred policy acquisition costs ........       55.2          66.5         22.1        33.1
         Value of purchased insurance in force ....        4.8         (23.0)        (1.4)        6.2
         Goodwill .................................        3.8          --           --           3.8
                                                      --------       -------     --------    --------
                                                      $  172.7          41.9%    $   51.0    $  121.7
                                                      ========       =======     ========    ========

Total insurance benefits and expenses increased 41.9%, or $51.0 million, in 2000 from $121.7 million in 1999. Interest credited to account balances increased 11.3%, or $19.8 million, in 2000 from $175.3 million in 1999. The premium credit on the Premium Plus variable annuity product increased $8.2 million to $132.0 million at December 31, 2000. The remaining increase in interest credited relates to higher average account balances and higher average credited rates associated with the Companies' fixed account options within the variable products.

Commissions increased 13.4%, or $25.3 million, in 2000 from $188.4 million in 1999 due to increased sales of the fixed and separate account options in 2000. Insurance taxes, state licenses, and fees increased 12.5%, or $0.5 million, in 2000 from $4.0 million in 1999. Changes in commissions and insurance taxes, state licenses, and fees are generally related to changes in the level and composition of variable product sales. Most costs incurred as the result of sales have been deferred, thus having very little impact on current earnings.

General expenses increased 41.1%, or $24.7 million, in 2000 from $60.2 million in 1999. Management expects general expenses to continue to increase in 2001 as a result of the emphasis on expanding the salaried wholesaler distribution network and the growth in sales. The Companies use a network of wholesalers to distribute products, and the salaries and sales bonuses of these wholesalers are included in general expenses. The portion of these salaries and related expenses that varies directly with production levels is deferred thus having little impact on current earnings. The increase in general expenses was partially offset by reimbursements received from DSI, Equitable Life Insurance Company of Iowa ("Equitable Life"), an affiliate, ING Mutual Funds Management Co., LLC, an affiliate, Security Life of Denver Insurance Company, an affiliate, Southland Life Insurance Company, an affiliate, and United Life & Annuity Insurance Company, an affiliate, for certain advisory, computer, and other resources and services provided by Golden American.

The Companies' previous balances of deferred policy acquisition costs ("DPAC"), value of purchased insurance in force ("VPIF"), and unearned revenue reserve were eliminated and a new asset of $44.3 million representing VPIF was established for all policies in force at the merger date. During 2000, VPIF established at the merger date of the Companies' Parent and ING, was adjusted to reduce amortization by $1.6 million to reflect changes in the assumptions related to the timing of estimated gross profits. During 1999, VPIF was adjusted to increase amortization by $0.7 million to reflect changes in the assumptions related to the timing of future gross profits. Amortization of DPAC increased $22.1 million, or 66.5%, in 2000. This increase

PP-109632                            71
resulted from a growth in
deferred policy acquisition costs generated by expenses associated with the large sales volume experienced since December 31, 1999. Deferred policy acquisition costs decreased $178.0 million or 51.4% for the year ended December 31, 2000. This decrease was due to a modified coinsurance agreement which was entered into during the second quarter of 2000, and which resulted in a $223.7 million decrease in deferred policy acquisition costs. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 2000, is $3.9 million in 2001, $3.6 million in 2002, $3.0 million in 2003, $2.4 million in 2004, and $1.9 million in 2005. Actual amortization may vary based upon changes in assumptions and experience.

Expenses and charges reimbursed under modified coinsurance agreements increased by $216.6 million to $225.8 million during 2000 as compared to the year ended December 31, 1999. This was primarily due to a modified coinsurance agreement which was entered into during the second quarter of 2000, with an affiliate, Equitable Life, covering a part of the business issued after January 1, 2000. This reinsurance agreement contributed $218.8 million to expenses and charges reimbursed under modified coinsurance agreements during the year ended December 31, 2000. This was offset by a corresponding decrease in deferred policy acquisition costs and reimbursement of non-deferrable costs related to policies reinsured under this agreement.

Interest expense increased 123.4%, or $11.0 million, in 2000 from $8.9 million in 1999. Interest expense on a $25 million surplus note issued December 1996 and expiring December 2026 was $2.1 million for the year ended December 31, 2000, unchanged from the same period of 1999. Interest expense on a $60 million surplus note issued in December 1998 and expiring December 2028 was $4.4 million for the year ended December 31, 2000, unchanged from the same period of 1999. Interest expense on a $75 million surplus note, issued September 30, 1999 and expiring September 29, 2029 was $5.8 million for the year ended December 31, 2000, and $1.5 million for the year ended December 31, 1999. Interest expense on a $50 million surplus note, issued December 1999 and expiring December 2029 was $4.1 million for the year ended December 31, 2000. Interest expense on a $35 million surplus note issued December 1999 and expiring December 2029 was $3.0 million for the year ended December 31, 2000. Golden American also paid $0.4 million in 2000 and $0.8 million in 1999 to ING America Insurance Holdings, Inc. ("ING AIH") for interest on a reciprocal loan agreement. Interest expense on a revolving note payable with SunTrust Bank, Atlanta was $0.1 million and $0.2 million for the years ended December 31, 2000 and 1999, respectively.

INCOME. Net income for 2000 was $19.2 million, an increase of $8.0 million from $11.2 million for 1999.

Comprehensive income for 2000 was $24.3 million, an increase of $21.3 million from comprehensive income of $3.0 million for 1999.

1999 COMPARED TO 1998

PREMIUMS
                                            PERCENTAGE    DOLLAR
FOR THE YEAR ENDED DECEMBER 31       1999     CHANGE      CHANGE        1998
                                     ----   ----------    ------        ----
                                              (Dollars in millions)
Variable annuity premiums:
   Separate account ...........   $  2,511.7    71.9%   $  1,050.5   $  1,461.2
   Fixed account ..............        770.7    30.9         182.0        588.7
                                  ----------   -----    ----------   ----------
Total variable annuity premiums      3,282.4    60.1       1,232.5      2,049.9
Variable life premiums ........          8.6   (37.8)         (5.2)        13.8
                                  ----------   -----    ----------   ----------
Total premiums ................   $  3,291.0    59.5%   $  1,227.3   $  2,063.7
                                  ==========   =====    ==========   ==========

For the Companies' variable insurance contracts, premiums collected are not reported as revenues, but as deposits to insurance liabilities. Revenues for these products are recognized over time in the form of investment spread and product charges.

PP-109632                            72

Variable annuity separate account premiums increased 71.9% in 1999. The fixed account portion of the Companies' variable annuity premiums increased 30.9% in 1999. These increases resulted from increased sales of the Premium Plus variable annuity product.

Variable life premiums decreased 37.8% in 1999. In August 1999, Golden American discontinued offering variable life products.

Premiums, net of reinsurance, for variable products from two significant broker/dealers each having at least ten percent of total sales for the year ended December 31, 1999 totaled $918.4 million, or 28% of premiums compared to $528.9 million, or 26%, from two significant broker/dealers for the year ended December 31, 1998.

REVENUES
                                                         PERCENTAGE   DOLLAR
FOR THE YEAR ENDED DECEMBER 31                  1999       CHANGE     CHANGE     1998
                                                ----     ----------   ------     ----
                                                           (Dollars in millions)
Annuity and interest sensitive life product
   charges ................................   $   82.9      112.0%   $  43.8    $  39.1
Management fee revenue ....................       11.1      131.2        6.3        4.8
Net investment income .....................       59.2       39.3       16.7       42.5
Realized gains (losses) on investments ....       (2.9)      96.1       (1.4)      (1.5)
                                              --------      -----    -------    -------
                                              $  150.3       77.0%   $  65.4    $  84.9
                                              ========      =====    =======    =======

Total revenues increased 77.0%, or $65.4 million, to $150.3 million in 1999. Annuity and interest sensitive life product charges increased 112.0%, or $43.8 million, to $82.9 million in 1999, primarily due to additional fees earned from the increasing block of business in the separate accounts.

Golden American provides certain managerial and supervisory services to DSI. The fee paid to Golden American for these services, which is calculated as a percentage of average assets in the variable separate accounts, was $10.1 million for 1999 and $4.8 million for 1998.

Net investment income increased 39.3%, or $16.7 million, to $59.2 million in 1999 from $42.5 million in 1998, due to growth in invested assets from December 31, 1998, increasing interest rates, and a relative increase in below investment grade investments.

During 1999, the Company had net realized losses on investments of $2.9 million, which includes a $1.6 million write down of two impaired fixed maturities, compared to net realized losses on investments of $1.5 million in 1998 which included a $1.0 million write down of two impaired fixed maturities.

PP-109632                            73

EXPENSES
                                                              PERCENTAGE   DOLLAR
FOR THE YEAR ENDED DECEMBER 31                       1999       CHANGE     CHANGE      1998
                                                     ----     ----------   ------      ----
                                                             (Dollars in millions)
Insurance benefits and expenses:
   Annuity and interest sensitive life benefits:
      Interest credited to account balances ....   $  175.3       84.7%   $   80.4   $   94.9
      Benefit claims incurred in excess of
         account balances ......................        6.3      200.2         4.2        2.1
   Underwriting, acquisition, and insurance
      expenses:
      Commissions ..............................      188.4       55.5        67.2      121.2
      General expenses .........................       60.2       60.2        22.6       37.6
      Insurance taxes, state licenses, and fees         4.0       (4.0)       (0.1)       4.1
      Policy acquisition costs deferred ........     (346.4)      75.1      (148.6)    (197.8)
      Expenses and charges reimbursed under
         modified coinsurance agreements .......       (9.2)      64.3        (3.6)      (5.6)
      Amortization:
         Deferred policy acquisition costs .....       33.1      543.3        28.0        5.1
         Value of purchased insurance in force .        6.2       32.0         1.5        4.7
         Goodwill ..............................        3.8       --          --          3.8
                                                   --------      -----    --------   --------
                                                   $  121.7       73.6%   $   51.6   $   70.1
                                                   ========      =====    ========   ========

Total insurance benefits and expenses increased 73.6%, or $51.6 million, in 1999 from $70.1 million in 1998. Interest credited to account balances increased 84.7%, or $80.4 million, in 1999 from $94.9 million in 1998. The premium credit on the Premium Plus variable annuity product increased $69.3 million to $123.8 million at December 31, 1999. The bonus interest on the fixed account increased $3.0 million to $10.9 million at December 31, 1999. The remaining increase in interest credited relates to higher account balances associated with the Companies' fixed account options within the variable products.

Commissions increased 55.5%, or $67.2 million, in 1999 from $121.2 million in 1998. Insurance taxes, state licenses, and fees decreased 4.0%, or $0.1 million, in 1999 from $4.1 million in 1998. Changes in commissions and insurance taxes, state licenses, and fees are generally related to changes in the level and composition of variable product sales. Insurance taxes, state licenses, and fees are impacted by several other factors, which include an increase in FICA taxes primarily due to bonuses and expenses for the triennial insurance department examination of Golden American, which were offset by a decrease in 1999 of guaranty fund assessments paid. Most costs incurred as the result of sales have been deferred, thus having very little impact on current earnings.

General expenses increased 60.2%, or $22.6 million, in 1999 from $37.6 million in 1998. Management expects general expenses to continue to increase in 2000 as a result of the emphasis on expanding the salaried wholesaler distribution network and the growth in sales. The Companies use a network of wholesalers to distribute products, and the salaries and sales bonuses of these wholesalers are included in general expenses. The portion of these salaries and related expenses that varies directly with production levels is deferred thus having little impact on current earnings. The increase in general expenses was partially offset by reimbursements received from DSI, Equitable Life, ING Mutual Funds Management Co., LLC, an affiliate, Security Life of Denver Insurance Company, an affiliate, Southland Life Insurance Company, an affiliate, and United Life & Annuity Insurance Company, an affiliate, for certain advisory, computer, and other resources and services provided by Golden American.

The Companies' previous balances of deferred policy acquisition costs ("DPAC"), value of purchased insurance in force ("VPIF"), and unearned revenue reserve were eliminated and a new asset of $44.3 million representing VPIF was established for all policies in force at the merger date. During 1999, VPIF was adjusted to increase amortization by $0.7 million to reflect changes in the assumptions related to the timing of estimated gross profits. During 1998, VPIF decreased $2.7 million to adjust the value of other receivables

PP-109632                            74
and increased $0.2 million as a result of an adjustment to the merger costs. During 1998, VPIF was adjusted to reduce amortization by $0.2 million to reflect changes in the assumptions related to the timing of future gross profits. Amortization of DPAC increased $28.0 million, or 543.3%, in 1999. This increase resulted from growth in policy acquisition costs deferred from $197.8 million at December 31, 1998 to $346.4 million at December 31, 1999, which was generated by expenses associated with the large sales volume experienced since December 31, 1998. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1999 is $4.0 million in 2000, $3.6 million in 2001, $3.3 million in 2002, $2.8 million in 2003, and $2.3 million in 2004. Actual amortization may vary based upon changes in assumptions and experience.

Expenses and charges reimbursed under modified coinsurance agreements increased by $3.6 million due primarily to income received under a modified reinsurance agreement with an unaffiliated reinsurer.

Interest expense increased 102.6%, or $4.5 million, in 1999 from $4.4 million in 1998. Interest expense on a $25 million surplus note issued December 1996 and expiring December 2026 was $2.1 million for the year ended December 31, 1999, unchanged from the same period of 1998. Interest expense on a $60 million surplus note issued in December 1998 and expiring December 2028 was $4.3 million for the year ended December 31, 1999. Interest expense on a $75 million surplus note, issued September 30, 1999 and expiring September 29, 2029 was $1.5 million for the year ended December 31, 1999. Golden American also paid $0.8 million in 1999 and $1.8 million in 1998 to ING America Insurance Holdings, Inc. ("ING AIH") for interest on a reciprocal loan agreement. Interest expense on a revolving note payable with SunTrust Bank, Atlanta was $0.2 million and $0.3 million for the years ended December 31, 1999 and 1998, respectively. In addition, Golden American incurred interest expense of $0.2 million in 1998 on a line of credit with Equitable.

INCOME. Net income for 1999 was $11.2 million, an increase of $6.1 million from $5.1 million for 1998.

Comprehensive income for 1999 was $3.0 million, a decrease of $0.9 million from comprehensive income of $3.9 million for 1998.

                               FINANCIAL CONDITION

RATINGS. Currently, the Companies' ratings are A+ by A. M. Best Company, AA+ by Fitch IBCA, Duff & Phelps Credit Rating Company, and AA+ by Standard & Poor's Rating Services ("Standard & Poor's").

INVESTMENTS. The financial statement carrying value and amortized cost basis of the Companies' total investments decreased slightly in 2000. All of the Companies' investments, other than mortgage loans on real estate, are carried at fair value in the Companies' financial statements. The decrease in the carrying value of the Companies' investment portfolio was due to changes in unrealized appreciation and depreciation of fixed maturities, offset by net sales. The decrease in the cost basis of the Companies' investment portfolio resulted from the sale of assets to support net transfers of policyholders from the Companies' fixed account options to the separate account options, and a shift towards short-term investments. The Companies manage the growth of insurance operations in order to maintain adequate capital ratios. To support the fixed account options of the Companies' variable insurance products, cash flow was invested primarily in fixed maturities, short-term investments and mortgage loans on real estate.

At December 31, 2000, the Companies investments had a yield of 6.7%. The Companies estimate the total investment portfolio, excluding policy loans, had a fair value approximately equal to 99.3% of amortized cost value at December 31, 2000.

Fixed Maturities: At December 31, 2000, the Companies had fixed maturities with an amortized cost of $798.8 million and an estimated fair value of $792.6 million. The Companies classify 100% of securities as available for sale. Net unrealized depreciation of fixed maturities of $6.2 million comprised of gross appreciation of $5.8 million and gross depreciation of $12.0 million. Depreciation of $1.5 million was included

PP-109632                            75
in stockholder's equity at December 31, 2000 (net of adjustments of $0.8 million to VPIF, $3.1 million to DPAC, and $0.8 million to deferred taxes).

The individual securities in the Companies' fixed maturities portfolio (at amortized cost) include investment grade securities, which include securities issued by the U.S. government, its agencies, and corporations that are rated at least A- by Standard & Poor's ($519.9 million or 65.1%), that are rated BBB+ to BBB- by Standard & Poor's ($117.9 million or 14.7%), and below investment grade securities, which are securities issued by corporations that are rated BB+ to B-by Standard & Poor's ($53.5 million or 6.7%). Securities not rated by Standard & Poor's had a National Association of Insurance Commissioners ("NAIC") rating of 1, 2, 3, 4, or 5 ($106.9 million or 13.4%) and investments with a rating of 6 on which impairment writedowns have been recognized ($0.6 million or 0.1%). The Companies' fixed maturity investment portfolio had a combined yield at amortized cost of 6.8% December 31, 2000. Fixed maturities rated BBB+ to BBB- may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than is the case with higher rated fixed maturities.

At December 31, 2000, the amortized cost value of the Companies' total investment in below investment grade securities, excluding mortgage-backed securities, was $65.1 million, or 6.4%, of the Companies' investment portfolio. The Companies intend to purchase additional below investment grade securities, but do not expect the percentage of the portfolio invested in such securities to exceed 10% of the investment portfolio. At December 31, 2000, the yield at amortized cost on the Companies' below investment grade portfolio was 8.2% compared to 6.6% for the Companies' investment grade corporate bond portfolio. The Companies estimate the fair value of the below investment grade portfolio was $60.2 million, or 92.6% of amortized cost value, at December 31, 2000.

Below investment grade securities have different characteristics than investment grade corporate debt securities. Risk of loss upon default by the borrower is significantly greater with respect to below investment grade securities than with other corporate debt securities. Below investment grade securities are generally unsecured and are often subordinated to other creditors of the issuer. Also, issuers of below investment grade securities usually have higher levels of debt and are more sensitive to adverse economic conditions, such as a recession or increasing interest rates, than are investment grade issuers. The Companies attempt to reduce the overall risk in the below investment grade portfolio, as in all investments, through careful credit analysis, strict investment policy guidelines, and diversification by company and by industry.

The Companies analyze the investment portfolio, including below investment grade securities, at least quarterly in order to determine if the Companies' ability to realize the carrying value on any investment has been impaired. For debt and equity securities, if impairment in value is determined to be other than temporary (i.e. if it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the security), the cost basis of the impaired security is written down to fair value, which becomes the new cost basis. The amount of the write-down is included in earnings as a realized loss. Future events may occur, or additional or updated information may be received, which may necessitate future write-downs of securities in the Companies' portfolio. Significant write-downs in the carrying value of investments could materially adversely affect the Companies' net income in future periods.

In 2000, fixed maturities designated as available for sale with a combined amortized cost of $211.3 million were sold, called, or repaid by their issuers. In total, net pre-tax losses from sales, calls, and repayments of fixed maturities amounted to $6.1 million in 2000, excluding the $142,000 pre-tax loss recognized in June 2000 to reduce the carrying value of an impaired bond to its net realizable value of $315,000.

Equity Securities: Equity securities at market represent 0.7% of the fair value of the Companies' investment portfolio. At December 31, 2000, the Companies owned equity securities with a cost of $8.6 million and an estimated fair value of $6.8 million. Net unrealized depreciation of equity securities was comprised entirely of gross depreciation of $1.8 million. Equity securities are primarily comprised of investments in shares of the mutual funds underlying the Companies' registered separate accounts.

Mortgage Loans on Real Estate: Mortgage loans on real estate represent 9.9% of the Companies' investment portfolio. Mortgages outstanding at amortized cost were $99.9 million at December 31, 2000 with an

PP-109632                            76
estimated fair value of $100.5 million. The Companies' mortgage loan portfolio includes 56 loans with an average size of $1.8 million and average seasoning of 0.6 years if weighted by the number of loans.

The Companies' mortgage loans on real estate are typically secured by occupied buildings in major metropolitan locations and not speculative developments and are diversified by type of property and geographic location. Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as California (15% in 2000 and 12% in 1999), and Utah (9% in 2000, 10% in 1999). There are no other concentrations of mortgage loans on real estate in any state exceeding ten percent at December 31, 2000 and 1999. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (29% in 2000, 34% in 1999), industrial buildings (35% in 2000, 33% in 1999), retail facilities (18% in 2000, 19% in 1999), and multi-family apartments (10% in 2000 and 10% in
1999). At December 31, 2000, the yield on the Companies' mortgage loan portfolio was 7.3%.

At December 31, 2000, no mortgage loan on real estate was delinquent by 90 days or more. The Companies' loan investment strategy is consistent with other life insurance subsidiaries of ING in the United States. The Companies have experienced a historically low default rate in their mortgage loan portfolios.

OTHER ASSETS. Reinsurance recoverables increased $19.1 million during 2000, due largely to an increase of $14.6 million in reinsurance reserves from an intercompany reinsurance agreement between Golden American and Security Life of Denver International Limited. On December 28, 2000, effective January 1, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International Limited, an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits. The remainder of the increase was mainly due to an increase in reinsurance receivable from surrenders, and was consistent with an increase in ceded premiums from 1999 to 2000.

Amounts due from affiliates increased by $38.1 million during 2000 due mainly to a capital contribution receivable of $35.0 million from the parent company at December 31, 2000. The remainder of the increase was an increased receivable for management fee revenues. The increase was due to higher management fees in the current year as well as the timing of the receivable settlement.

Accrued investment income decreased $1.6 million during 2000, due to a shift from long-term to short-term investments at December 31, 2000 as compared to December 31, 1999.

DPAC represents certain deferred costs of acquiring new insurance business, principally first year commissions and interest bonuses, premium credits, and other expenses related to the production of new business after the merger. Any expenses which vary directly with the sales of the Companies' products are deferred and amortized. The Companies' previous balances of DPAC and VPIF were eliminated as of the merger date, and an asset representing VPIF was established for all policies in force at the merger date. VPIF is amortized into income in proportion to the expected gross profits of in force acquired business in a manner similar to DPAC amortization. At December 31, 2000, the Companies had DPAC and VPIF balances of $635.1 million and $25.9 million, respectively, as compared to DPAC and VPIF balances of $529.0 million and $31.7 million at December 31, 1999.

Goodwill totaling $151.1 million, representing the excess of the acquisition cost over the fair value of net assets acquired, was established at the merger date. Accumulated amortization of goodwill as of December 31, 2000 was $11.9 million.

Other assets increased $29.5 million during 2000, due mainly to an increase in the receivable for securities sold.

At December 31, 2000, the Companies had $9.8 billion of separate account assets compared to $7.6 billion at December 31, 1999. The increase in separate account assets resulted from sales of the Companies' variable annuity products, net of redemptions and reinsurance, and from net policyholder transfers to the separate account options from the fixed account options within the variable products. The increase was partially offset by negative equity market returns.

At December 31, 2000, the Companies had total assets of $11.9 billion, a 26.2% increase from December 31, 1999.

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LIABILITIES. Future policy benefits for annuity and interest sensitive life products increased $29.2 million, or 2.8%, to $1.1 billion reflecting mainly an increase in reserves due to the introduction of minimum guaranteed living benefits as new riders available to policyholders as of February, 2000 on certain variable products. Sales, net of redemptions and reinsurance, and increased transfer activity to the separate account options accounted for the $2.2 billion, or 30.0%, increase in separate account liabilities to $9.8 billion at December 31, 2000.

On December 30, 1999, Golden American issued a $50 million, 8.179% surplus note to Equitable Life, which matures on December 29, 2029.

On December 8, 1999, Golden American issued a $35 million, 7.979% surplus note to First Columbine Life Insurance Company, an affiliate, which matures on December 7, 2029.

On September 30, 1999, Golden American issued a $75 million, 7.75% surplus note to ING AIH, which matures on September 29, 2029. On December 30, 1999, ING AIH assigned the surplus note to Equitable Life.

On December 30, 1998, Golden American issued a $60 million, 7.25% surplus note to Equitable Life, which matures on December 29, 2028.

On December 17, 1996, Golden American issued a $25 million, 8.25% surplus note to Equitable, which matures on December 17, 2026. As a result of the merger of Equitable into EIC, the surplus note is now payable to EIC.

Amounts due to affiliates increased by $7.2 million from $12.7 million at December 31, 1999 to $19.9 million at December 31, 2000. This was mainly due to the overpayment of the cash settlement for the modified coinsurance agreement with an affiliate.

Other liabilities increased $16.2 million from $53.2 million at December 31, 1999, due primarily to the timing of the settlement of account transfers, an increase in outstanding checks, and an increased pension liability, partly offset by a decrease in the payable for securities purchased.

In conjunction with the volume of variable annuity sales, the Companies' total liabilities increased $2.3 billion, or 26.0%, during 2000 and totaled $11.2 billion at December 31, 2000.

The effects of inflation and changing prices on the Companies' financial position are not material since insurance assets and liabilities are both primarily monetary and remain in balance. An effect of inflation, which has been low in recent years, is a decline in stockholder's equity when monetary assets exceed monetary liabilities.

STOCKHOLDER'S EQUITY. Additional paid-in capital increased $115.0 million, or 24.5%, from December 31, 1999 to $583.6 million at December 31, 2000, due to capital contributions from the Parent.

                         LIQUIDITY AND CAPITAL RESOURCES

Liquidity is the ability of the Companies to generate sufficient cash flows to meet the cash requirements of operating, investing, and financing activities. The Companies' principal sources of cash are variable annuity premiums and product charges, investment income, maturing investments, proceeds from debt issuance, and capital contributions made by the Parent. Primary uses of these funds are payments of commissions and operating expenses, interest and premium credits, investment purchases, repayment of debt, as well as withdrawals and surrenders.

Net cash provided by operating activities was $72.7 million in 2000 compared to net cash used by operating activities of $74.0 million in 1999. The Companies have predominantly had negative cash flows from operating activities since Golden American started issuing variable insurance products in 1989. These negative operating cash flows result primarily from the funding of commissions and other deferrable

PP-109632                            78
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expenses related to the continued growth in the sales of
variable annuity products. During 2000, these negative cash flows were offset by the effects of a modified coinsurance agreement entered into with an affiliate which resulted in the reimbursement of policy acquisition costs incorporated in a net cash settlement of $218.8 million. This was partially offset also by the use of cash from increases in reinsurance recoverable, due from affiliates and other assets.

Net cash provided by investing activities was $28.0 million during 2000 as compared to net cash used in investing activities of $177.5 million in 1999. This increase is primarily due to lower purchases of fixed maturities during 2000 than in 1999. Net sales of fixed maturities totaled $51.1 million in 2000 versus net purchases of $124.0 million in 1999. This change was mainly due to the relatively constant level policyholder account balances in the fixed account options during 2000 as compared to an increase during 1999, combined with a shift toward short-term investments.

Net cash used by financing activities was $51.9 million during 2000 as compared to net cash provided by financing activities of $259.2 million during the prior year. In 2000, net cash provided by financing activities was positively impacted by net fixed account deposits of $660.4 million compared to $627.1 million in 1999. This increase was more than offset by net reallocations to the Companies' separate accounts, which increased to $825.9 million from $650.3 million during the prior year. In 2000, another important source of cash provided by financing activities was $115.0 million in capital contributions from the Parent compared to $121.0 million in 1999. Another source of cash provided by financing activities during 1999 was $160.0 million in proceeds from surplus notes. No surplus notes were issued during 2000.

The Companies' liquidity position is managed by maintaining adequate levels of liquid assets, such as cash or cash equivalents and short-term investments. Additional sources of liquidity include borrowing facilities to meet short-term cash requirements. Golden American maintains a $65.0 million reciprocal loan agreement with ING AIH, which expires on December 31, 2007. In addition, the Companies have established an $85.0 million revolving note facility with SunTrust Bank, Atlanta, which expires on July 31, 2001. Management believes these sources of liquidity are adequate to meet the Companies' short-term cash obligations.

Based on current trends, the Companies expect to continue to use net cash in operating activities, given the continued growth of the variable annuity sales. It is anticipated that a continuation of capital contributions from the Parent, the issuance of additional surplus notes, and/or the use of modified coinsurance agreements will cover these net cash outflows. ING AIH is committed to the sustained growth of Golden American. During 2001, ING AIH will maintain Golden American's statutory capital and surplus at the end of each quarter at a level such that: 1) the ratio of Total Adjusted Capital divided by Company Action Level Risk Based Capital exceeds 300%; 2) the ratio of Total Adjusted Capital (excluding surplus notes) divided by Company Action Level Risk Based Capital exceeds 200%; and 3) Golden American's statutory capital and surplus exceeds the "Amounts Accrued for Expense Allowances Recognized in Reserves" as disclosed on page 3, Line 13A of Golden American's statutory statement.

During the first quarter of 1999, Golden American's operations were moved to a new site in West Chester, Pennsylvania. Previously, Golden American's business operations were housed in leased facilities located in Wilmington, Delaware and leased facilities in Pennsylvania. During 2000, Golden American occupied 105,000 square feet of leased space; and an affiliate occupied 20,000 square feet in the same facilities. Golden American's New York subsidiary is housed in leased space in New York, New York. The Companies intend to spend approximately $3.9 million on capital needs for 2001.

The ability of Golden American to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2001, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the

PP-109632                            79
distribution by giving written notice to First Golden within thirty days after the filing. The management of First Golden does not anticipate paying dividends to Golden American during 2001.

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to monitor the capitalization of insurance companies based upon the type and mixture of risks inherent in a company's operations. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. The Companies have complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate that the Companies have total adjusted capital well above all required capital levels.

Reinsurance: At December 31, 2000, Golden American had reinsurance treaties with six unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee.

On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International Limited, an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued on or after January 1, 2000. An irrevocable letter of credit was obtained through Bank of New York in the amount of $10,500,000 related to this agreement.

On December 29, 2000, First Golden entered into a reinsurance treaty with London Life Reinsurance Company of Pennsylvania, an unaffiliated reinsurer, covering the minimum guaranteed death benefits of First Golden's variable annuities issued on or after January 1, 2000.

                         MARKET RISK AND RISK MANAGEMENT

Asset/liability management is integrated into many aspects of the Companies' operations, including investment decisions, product development, and crediting rates determination. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables include contractholder behavior and the variable separate accounts' performance.

Contractholders bear the majority of the investment risks related to the variable insurance products. Therefore, the risks associated with the investments supporting the variable separate accounts are assumed by contractholders, not by the Companies (subject to, among other things, certain minimum guarantees). The Companies' products also provide certain minimum death and guaranteed living benefits that depend on the performance of the variable separate accounts. Currently, the majority of death and living benefit risks are reinsured, which protects the Companies from adverse mortality experience and prolonged capital market decline.

A surrender, partial withdrawal, transfer, or annuitization made prior to the end of a guarantee period from the fixed account may be subject to a market value adjustment. As the majority of the liabilities in the fixed account are subject to market value adjustment, the Companies do not face a material amount of market risk volatility. The fixed account liabilities are supported by a portfolio principally composed of fixed rate investments that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available for sale. This enables the Companies to respond to changes in market interest rates, changes in prepayment risk, changes in relative values of asset sectors and individual securities and loans, changes in credit quality outlook, and other relevant factors. The objective of portfolio management is to maximize returns, taking into account interest rate and credit risks, as well as other risks. The Companies' asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change.

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On the basis of these analyses, management believes there is no material solvency risk to the Companies. With respect to a 10% drop in equity values from year end 2000 levels, variable separate account funds, which represent 90% of the in force, pass the risk in underlying fund performance to the contractholder (except for certain minimum guarantees). With respect to interest rate movements up or down 100 basis points from year end 2000 levels, the remaining 10% of the in force are fixed account funds and almost all of these have market value adjustments which provide significant protection against changes in interest rates.

            CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS

Any forward-looking statement contained herein or in any other oral or written statement by the Companies or any of their officers, directors, or employees is qualified by the fact that actual results of the Companies may differ materially from such statement, among other risks and uncertainties inherent in the Companies' business, due to the following important factors:

     1. Prevailing interest rate levels and stock market performance, which may affect the ability of the Companies to sell their products, the market value and liquidity of the Companies' investments, fee revenue, and the lapse rate of the Companies' policies, notwithstanding product design features intended to enhance persistency of the Companies' products.

     2. Changes in the federal income tax laws and regulations, which may affect the tax status of the Companies' products.

     3. Changes in the regulation of financial services, including bank sales and underwriting of insurance products, which may affect the competitive environment for the Companies' products.

     4.   Increasing competition in the sale of the Companies' products.

     5. Other factors that could affect the performance of the Companies, including, but not limited to, market conduct claims, litigation, insurance industry insolvencies, availability of competitive reinsurance on new business, investment performance of the underlying portfolios of the variable products, variable product design, and sales volume by significant sellers of the Companies' variable products.

                                OTHER INFORMATION

SEGMENT INFORMATION. During the period since the acquisition by Bankers Trust, September 30, 1992 to date of this Prospectus, Golden American's operations consisted of one business segment, the sale of variable insurance products. Golden American and its affiliate DSI are party to in excess of 620 sales agreements with broker-dealers, seven of whom, Locust Street Securities, Inc., Vestax Securities Corporation, Compu Life Investors Services, Inc., IFG Network Securities, Inc., Multi-Financial Securities Corporation, Primevest Financial Services and Washington Square Securities, Inc. are affiliates of Golden American. As of December 31, 2000, one broker-dealers produces 10% or more of Golden American's product sales net of reinsurance.

RESERVES. In accordance with the life insurance laws and regulations under which Golden American operates, it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on outstanding Contracts. Reserves, based on valuation mortality tables in general use in the United States, where applicable, are computed to equal amounts which, together with interest on such reserves computed annually at certain assumed rates, make adequate provision according to presently accepted actuarial standards of practice, for the anticipated cash flows required by the contractual obligations and related expenses of Golden American.

COMPETITION. Golden American is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products comparable to those of Golden American. There are over 2500 stock, mutual and other types of insurers in the

PP-109632                            81
life insurance business in the United States, a substantial number of which are significantly larger than Golden American.

AGREEMENTS WITH AFFILIATES. Pursuant to a service agreement between Golden American and Equitable Life, Equitable Life provides certain administrative, financial and other services to Golden American. Equitable Life billed Golden American and its subsidiary First Golden American Life Insurance Company of New York ("First Golden"), $1.3 million and $1.3 million, for the years ended December 31, 2000 and 1999, respectively, under this service agreement.

Golden American provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. In 1995, the service agreement between DSI and Golden American was amended to provide for a management fee from DSI to Golden American for managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $21.3 million and $10.1 million for the years 2000 and 1999, respectively.

Since January 1, 1998, Golden American and First Golden have had an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services for a fee, based on assets under management and payable quarterly. For the years ended December 31, 2000 and 1999, Golden American and First Golden incurred fees of $2.5 million and $2.2 million, respectively, under this agreement.

Since 1997, Golden American has provided certain advisory, computer and other resources and services to Equitable Life. Revenues for these services totaled $6.2 million for 2000 and $6.1 million for 1999.

The Companies provide resources and services to DSI. Revenues for these services totaled $0.2 million for 2000 and $0.4 of 1999.

Golden American provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenues for these services totaled $0.5 million for 2000 and $0.2 million for 1999.

Golden American provides resources and services to United Life & Annuity Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by Golden American, totaled $0.6 million and $0.5 million for the years ended December 31, 2000 and 1999, respectively.

The Companies provide resources and services to Security Life of Denver Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by the Companies totaled $0.3 million and $0.2 million for the years ended December 31, 2000 and 1999, respectively.

The Companies provide resources and services to Southland Life Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by the Companies totaled $0.1 million and $0.1 million for the years ended December 31, 2000 and 1999, respectively.

Golden American has a guaranty agreement with Equitable Life, an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. On June 30, 2000, Golden American incurred a fee of $7,000, under this agreement. No annual fee was paid in 1999.

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DISTRIBUTION AGREEMENT. Under a distribution agreement, DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American which as of December 31, 2000, are sold through other broker/dealer institutions. For the years 2000 and 1999, commissions paid by Golden American to DSI (including commissions paid by First Golden) aggregated $208.9 million and $181.5 million, respectively.

EMPLOYEES. Certain officers of Golden American are also officers of DSI, and their salaries are allocated among both companies. Certain officers of Golden American are also officers of other Equitable of Iowa subsidiaries. See "Directors and Executive Officers."

PROPERTIES. Golden American's principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380, where most of Golden American's records are maintained. This office space is leased. Other records are maintained in Des Moines and Atlanta at the offices of Equitable and ING, respectively.

STATE REGULATION. Golden American is subject to the laws of the State of Delaware governing insurance companies and to the regulations of the Delaware Insurance Department (the "Insurance Department"). A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Insurance Department each year covering Golden American's operations for the preceding year and its financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Golden American's books and accounts are subject to review by the Insurance Department at all times. A full examination of Golden American's operations is conducted periodically by the Insurance Department and under the auspices of the NAIC.

In addition, Golden American is subject to regulation under the insurance laws of all jurisdictions in which it operates. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to various matters, including licensing to transact business, overseeing trade practices, licensing agents, approving contract forms, establishing reserve requirements, fixing maximum interest rates on life insurance contract loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Golden American is required to file the Annual Statement with supervisory agencies in each of the jurisdictions in which it does business, and its operations and accounts are subject to examination by these agencies at regular intervals.

The NAIC has adopted several regulatory initiatives designed to improve the surveillance and financial analysis regarding the solvency of insurance companies in general. These initiatives include the development and implementation of a risk-based capital formula for determining adequate levels of capital and surplus. Insurance companies are required to calculate their risk-based capital in accordance with this formula and to include the results in their Annual Statement. It is anticipated that these standards will have no significant effect upon Golden American. For additional information about the Risk-Based Capital adequacy monitoring system and Golden American, see "Management's Discussion and Analysis Results of Operations."

In addition, many states regulate affiliated groups of insurers, such as Golden American, and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of the transfers and payments in relation to the financial positions of the companies involved.

Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for contract owner losses incurred by other insurance companies which have become insolvent. Most of these laws provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. For information regarding Golden American's estimated liability for future guaranty fund assessments, see Note 10 of Notes to Financial Statements.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Certain insurance products of Golden American are subject to various federal securities laws and regulations. In addition, current and proposed federal measures which may significantly affect the insurance business include regulation of insurance

PP-109632                            83
company solvency, employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies and the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

DIRECTORS AND OFFICERS

NAME (AGE)                  POSITION(S) WITH THE COMPANY
--------------------------  ----------------------------------------------------
Robert C. Salipante (44)    Chief Executive Officer and Director
Chris D. Schreier (44)      President
Barnett Chernow (50)        President and CEO, Investment Products Group
Myles R. Tashman (57)       Executive Vice President, General Counsel
                            and Assistant Secretary
Wayne R. Huneke (49)        Director and Chief Financial Officer
Thomas J. McInerney (44)    Director
Mark A. Tullis (45)         Director
Phillip R. Lowery (48)      Director
Paula Cludray-Engelke (44)  Secretary
James R. McInnis (53)       Executive Vice President and Chief Marketing Officer
Stephen J. Preston (43)     Executive Vice President and Chief Actuary
E. Robert Koster (42)       Senior Vice President
David S. Pendergrass (41)   Vice President and Treasurer
David L. Jacobson (51)      Senior Vice President and Assistant Secretary
William L. Lowe (37)        Senior Vice President
Ronald R. Blasdell (47)     Senior Vice President
Steven G. Mandel (41)       Senior Vice President and Chief Information Officer
Gary F. Haynes (56)         Senior Vice President and Assistant Secretary
Andrew D. Chua (46 )        Senior Vice President

Each director is elected to serve for one year or until the next annual meeting of shareholders or until his or her successor is elected. Some directors are directors of insurance company subsidiaries of Golden American's parent, Equitable of Iowa. Golden American's directors and senior executive officers and their principal positions for the past five years are listed below:

Mr. Robert C. Salipante was elected Director and Chief Executive Officer of Golden American in March, 2001. He has served as a Director of ReliaStar Life Insurance Company from October, 1995 to the present. He served ReliaStar Financial Corp. from February, 1996 to November, 1996 as Senior Vice President, Individual Insurance Division and Technology and from November, 1996 to July, 1999 as Senior Vice President, Personal Financial Services. He was elected President, Chief Operating Officer and Director of ReliaStar Financial Corp. July, 1999 to August, 2000. He became General Manager and Chief Executive Officer, US Retail Financial Services in September, 2000.

Mr. Chris D. Schreier was elected President of Golden American in March, 2001. From January, 1994 to September, 1996 he served as Assistant Vice President and Assistant Controller for ReliaStar Financial Corp. He was elected Second Vice President of ReliaStar Financial Corp. and ReliaStar Life Insurance Company from September, 1996 to January, 1999. He has served as Vice President and Controller of ReliaStar Financial Corp. since January, 1999.

Mr. Barnett Chernow became President and CEO of Investment Products Group in March 2001 and President of First Golden in April, 1998. From 1998 to 2001, Mr. Chernow served as President of Golden American. From 1996 to 1998, Mr. Chernow served as Executive Vice President of First Golden. From 1993 to 1998, Mr. Chernow also served as Executive Vice President of Golden American. He was elected to serve as a director of First Golden in June, 1996 and Golden American in April, 1998.

Mr. Myles R. Tashman joined Golden American in August, 1994 as Senior Vice President and was named Executive Vice President, General Counsel effective January, 1996 and Assistant Secretary effective March, 2001. He served as a Director of Golden American from January, 1998 to March, 2001. He also serves as a Director, Executive Vice President, General Counsel and Secretary of First Golden.

PP-109632                            84

Mr. Wayne R. Huneke was elected Director, Senior Vice President and Chief Financial Officer of Golden American in March, 2001. Since October, 1995 he has served as a Director of ReliaStar Life Insurance Company. He served ReliaStar Financial Corp. as Senior Vice President, Chief Financial Officer from August, 1994 to November, 1997, from November, 1997 to May, 1999 he served as Senior Vice President, ReliaStar Financial Markets. He became Senior Executive Vice President of ReliaStar Financial Corp. in May, 1999.

Mr. Thomas J. McInerney was elected as a Director of Golden American in March, 2001. He served Aetna U.S. Healthcare, Inc. as Vice President, National Accounts from April, 1996 to March, 1997. From August, 1997 to the present he has served as Director and from September, 1997 to the present he has served as President of Aetna Life Insurance & Annuity Company. He has served as President and Director of Aetna Insurance Company of America from September, 1997 to the present.

Mr. Mark A. Tullis became a Director of Golden American and First Golden in December 1999. He has served as Executive Vice President, Strategy and Operations for ING Americas Region since September 1999. From June, 1994 to August, 1999, he was with Primerica, serving as Executive Vice President at the time of his departure.

Mr. Phillip R. Lowery became a Director of Golden American in April, 1999 and First Golden in December, 1999. He has served as Executive Vice President and Chief Actuary for ING Americas Region since 1990.

Ms. Paula Cludray-Engelke was elected Secretary of Golden American in March, 2001. From October, 1985 to October, 2000 Ms. Cludray-Engelke served with ReliaStar Life Insurance Company (f/k/a Northwestern National Life Insurance Company) in various compliance positions. From October, 2000 to the present she has served as an Attorney with ING US Legal Services.

Mr. James R. McInnis joined Golden American and First Golden in December, 1997 as Executive Vice President. From 1982 through November, 1997, he held several positions with the Endeavor Group and was President upon his departure.

Mr. E. Robert Koster was elected Senior Vice President of Golden American and Senior Vice President and Chief Financial Officer of First Golden in September, 1998. From September, 1998 to March, 2001, he was also Chief Financial Officer of Golden American. From August, 1984 to September, 1998 he has held various positions with ING companies in The Netherlands.

Mr. David S. Pendergrass was elected Treasurer and Vice President of Golden American in December, 2000. Since October, 1995 he has served as a Vice President and Treasurer of ING North America Insurance Corporation.

Mr. David L. Jacobson joined Golden American in November, 1993 as Vice President and Assistant Secretary and became Senior Vice President in December, 1993. He was elected Senior Vice President and Assistant Secretary for First Golden in June, 1996.

Mr. Stephen J. Preston joined Golden American in December, 1993 as Senior Vice President, Chief Actuary and Controller. He became an Executive Vice President and Chief Actuary in June, 1998. He was elected Senior Vice President and Chief Actuary of First Golden in June, 1996 and elected Executive Vice President in June, 1998.

Mr. William L. Lowe joined Equitable Life as Vice President, Sales & Marketing in January, 1994. He became a Senior Vice President, Sales & Marketing, of Golden American in August, 1997. He was also President of Equitable of Iowa Securities Network, Inc. until October, 1998.

Mr. Steven G. Mandel joined Golden American in October 1988 and became Senior Vice President and Chief Information Officer in June, 1998.

Mr. Ronald R. Blasdell joined Golden American in February, 1994 and became Senior Vice President, Project Implementation in June, 1998.

PP-109632                            5

Mr. Gary Haynes rejoined Golden American in April, 1999 as Senior Vice President, Operations. From August, 1995 to February, 1998 he was with F&G Life Insurance Company; serving as Senior Vice President, Operations at the time of his departure. He served as Senior Vice President, Operations with Golden American from July, 1994 to August, 1995.

Mr. Andrew D. Chua joined Golden American as Vice President in June, 1998 and became a Senior Vice President in February, 2000. From January, 1998 to May, 1998, Mr. Chua was employed by Transamerica Life & Annuity Company. From January, 1993 to December, 1997, Mr. Chua was employed by National Actuarial Network, Inc.

COMPENSATION TABLE AND OTHER INFORMATION
The following sets forth information with respect to the Chief Executive Officer of Golden American as well as the annual salary and bonus for the next five highly compensated executive officers for the fiscal year ended December 31, 2000. Certain executive officers of Golden American are also officers of DSI and First Golden. The salaries of such individuals are allocated among Golden American, DSI and First Golden pursuant to an arrangement among these companies.

EXECUTIVE COMPENSATION TABLE
The following table sets forth information with respect to the annual salary and bonus for Golden American's Chief Executive Officer and the four other most highly compensated executive officers for the fiscal year ended December 31, 2000.

                                                                  LONG-TERM
                                     ANNUAL COMPENSATION         COMPENSATION
                                     -------------------    ----------------------
                                                            RESTRICTED  SECURITIES
NAME AND                                                   STOCK AWARDS UNDERLYING    ALL OTHER
PRINCIPAL POSITION      YEAR       SALARY         BONUS 1     OPTIONS     OPTIONS   COMPENSATION2
------------------      ----       ------         -------     -------     -------   -------------
Barnett Chernow ...     2000     $  409,447     $  638,326                 10,200     $   26,887
President               1999     $  300,009     $  698,380                  6,950     $   20,464
                        1998     $  284,171     $  105,375      8,000

James R. McInnis ..     2000     $  337,543     $1,210,898                  5,200     $   19,487
Executive Vice          1999     $  250,007     $  955,646                  5,550     $   15,663
President               1998     $  250,004     $  626,245      2,000

William L. Lowe ...     2000     $  205,144     $  821,545                  3,500     $       81
Senior Vice             1999     $  191,589     $  737,933                            $    2,924
President               1998     $  165,816     $  528,299                            $      756

Stephen J. Preston      2000     $  230,170     $  426,994                  5,000     $   14,713
Executive Vice          1999     $  198,964     $  235,002                  2,050     $   12,564
President and Chief     1998     $  173,870     $   32,152      3,500
Actuary

Gary Haynes .......     2000     $  201,136     $  404,773                  3,000     $   14,735
Senior Vice             1999     $  159,030     $  50,000                             $    9,540
President

--------------------

1    The amount shown relates to bonuses paid in 2000, 1999 and 1998.

2 Other compensation for 2000 and 1999 includes a business allowance for each named executive which is required to be applied to specific business expenses of the named executive.

PP-109632                            86

OPTION GRANTS IN LAST FISCAL YEAR

                                                                               POTENTIAL
                                                                          REALIZABLE VALUE AT
                                   % OF TOTAL                                ASSUMED ANNUAL
                        NUMBER OF    OPTIONS                                 RATES OF STOCK
                        SECURITIES  GRANTED TO                             PRICE APPRECIATION
                        UNDERLYING  EMPLOYEES  EXERCISE                     FOR OPTION TERM 3
                         OPTIONS    IN FISCAL  OR BASE    EXPIRATION     -----------------------
NAME                    GRANTED 1     YEAR     PRICE 2       DATE            5%           10%
----                    ----------  ---------- --------   ----------     ---------     ---------
Barnett Chernow .....     10,200      0.85%    $ 54.56    04/03/2010     $ 348,987     $ 886,937
James R. McInnis ....      5,200      0.43%    $ 54.56    04/03/2010     $ 178,425     $ 452,164
William L. Lowe .....      3,500      0.29%    $ 54.56    04/03/2010     $ 120,094     $ 304,341
Stephen J. Preston ..      5,000      0.42%    $ 54.56    04/03/2010     $ 171,562     $ 434,773
Gary Haynes .........      3,000      0.25%    $ 54.56    04/03/2010     $ 102,937     $ 260,864

----------------

1 Stock appreciation rights granted in 2000 to the officers of Golden American have a three-year vesting period and an expiration date as shown.

2 The base price was equal to the fair market value of ING's stock on the date of grant.

3 Total dollar gains based on indicated rates of appreciation of share price over the total term of the rights.

PP-109632                            87

--------------------------------------------------------------------------------
         FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 2000 and 1999, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Atlanta, Georgia
March 12, 2001

PP-109632                            88

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                  (Dollars in thousands, except per share data)

                                                              December 31,  December 31,
                                                                  2000          1999
                                                              -----------   -----------
ASSETS

Investments:

   Fixed maturities, available for sale, at fair value
      (cost: 2000 - $798,751; 1999 - $858,052) ............   $   792,578   $   835,321

   Equity securities, at fair value (cost: 2000 - $8,611;
      1999 - $14,952) .....................................         6,791        17,330

   Mortgage loans on real estate ..........................        99,916       100,087

   Policy loans ...........................................        13,323        14,157

   Short-term investments .................................       106,775        80,191
                                                              -----------   -----------
Total investments .........................................     1,019,383     1,047,086

Cash and cash equivalents .................................        63,207        14,380

Reinsurance recoverable ...................................        19,331        14,834

Reinsurance recoverable from affiliates ...................        14,642            --

Due from affiliates .......................................        38,786           637

Accrued investment income .................................         9,606        11,198

Deferred policy acquisition costs .........................       635,147       528,957

Value of purchased insurance in force .....................        25,942        31,727

Current income taxes recoverable ..........................           511            35

Deferred income tax asset .................................         9,047        21,943

Property and equipment, less allowances for depreciation of
   $5,638 in 2000 and $3,229 in 1999 ......................        14,404        13,888

Goodwill, less accumulated amortization of $11,964 in 2000
   and $8,186 in 1999 .....................................       139,163       142,941

Other assets ..............................................        32,019         2,514

Separate account assets ...................................     9,831,489     7,562,717
                                                              -----------   -----------
Total assets ..............................................   $11,852,677   $ 9,392,857
                                                              ===========   ===========

                             See accompanying notes.

PP-109632                            89

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (CONTINUED)
                  (Dollars in thousands, except per share data)

                                                                December 31,    December 31,
                                                                    2000            1999
                                                                ------------    ------------
LIABILITIES AND STOCKHOLDER`S EQUITY

Policy liabilities and accruals:

   Future policy benefits:

      Annuity and interest sensitive life products ..........   $  1,062,891    $  1,033,701

      Unearned revenue reserve ..............................          6,817           6,300

   Other policy claims and benefits .........................             82               8
                                                                ------------    ------------
                                                                   1,069,790       1,040,009

Surplus notes ...............................................        245,000         245,000

Revolving note payable ......................................             --           1,400

Due to affiliates ...........................................         19,887          12,650

Other liabilities ...........................................         69,374          53,232

Separate account liabilities ................................      9,831,489       7,562,717
                                                                ------------    ------------
                                                                  11,235,540       8,915,008

Commitments and contingencies

Stockholder's equity:

   Common stock, par value $10 per share, authorized, issued,
      and outstanding 250,000 shares ........................          2,500           2,500

   Additional paid-in capital ...............................        583,640         468,640

   Accumulated other comprehensive loss .....................         (4,046)         (9,154)

   Retained earnings ........................................         35,043          15,863
                                                                ------------    ------------
Total stockholder's equity ..................................        617,137         477,849
                                                                ------------    ------------
Total liabilities and stockholder's equity ..................   $ 11,852,677    $  9,392,857
                                                                ============    ============

                             See accompanying notes.

PP-109632                            90

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                             (Dollars in thousands)

Year Ended December 31                                  2000         1999         1998
                                                     ---------    ---------    ---------
REVENUES:
   Annuity and interest sensitive life product
      charges ....................................   $ 144,877    $  82,935    $  39,119
   Management fee revenue ........................      22,982       11,133        4,771
   Net investment income .........................      64,140       59,169       42,485
   Realized losses on investments ................      (6,554)      (2,923)      (1,491)
                                                     ---------    ---------    ---------
                                                       225,445      150,314       84,884
Insurance benefits and expenses:
   Annuity and interest sensitive life benefits:
      Interest credited to account balances ......     195,088      175,257       94,845
      Benefit claims incurred in excess of account
         balances ................................       4,943        6,370        2,123
Underwriting, acquisition and insurance  expenses:
   Commissions ...................................     213,719      188,383      121,171
   General expenses ..............................      84,936       60,205       37,612
   Insurance taxes, state licenses, and fees .....       4,528        3,976        4,140
   Policy acquisition costs deferred .............    (168,444)    (346,396)    (197,796)
   Amortization:
      Deferred policy acquisition costs ..........      55,154       33,119        5,148
      Value of purchased insurance in force ......       4,801        6,238        4,724
      Goodwill ...................................       3,778        3,778        3,778
   Expenses and charges reimbursed under
      modified coinsurance agreements ............    (225,787)      (9,247)      (5,604)
                                                     ---------    ---------    ---------
                                                       172,716      121,683       70,141

Interest expense .................................      19,867        8,894        4,390
                                                     ---------    ---------    ---------
                                                       192,583      130,577       74,531
                                                     ---------    ---------    ---------
Income before income taxes .......................      32,862       19,737       10,353


Income taxes .....................................      13,682        8,523        5,279
                                                     ---------    ---------    ---------

Net income .......................................   $  19,180    $  11,214    $   5,074
                                                     =========    =========    =========

                             See accompanying notes.

PP-109632                            91

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (Dollars in thousands)

                                                  Additional Accumulated Other  Retained       Total
                                      Common        Paid-in    Comprehensive    Earnings    Stockholder's
                                       Stock        Capital    Income (Loss)    (Deficit)      Equity
                                     --------------------------------------------------------------------
Balance at December 31, 1997 .....   $   2,500     $ 224,997     $     241      $    (425)    $ 227,313
   Comprehensive income:
      Net income .................          --            --            --          5,074         5,074
      Change in net unrealized
         investment gains (losses)          --            --        (1,136)            --        (1,136)
   Comprehensive income ..........       3,938
   Contribution of capital .......          --       122,500            --             --       122,500
   Other .........................          --           143            --             --           143
                                     ---------     ---------     ---------      ---------     ---------
Balance at December 31, 1998 .....       2,500       347,640          (895)         4,649       353,894
   Comprehensive income:
      Net income .................          --            --            --         11,214        11,214
      Change in net unrealized
         investment gains (losses)          --            --        (8,259)            --        (8,259)
   Comprehensive income ..........       2,955
   Contribution of capital .......          --       121,000            --             --       121,000
                                     ---------     ---------     ---------      ---------     ---------
Balance at December 31, 1999 .....   $   2,500     $ 468,640     $  (9,154)     $  15,863     $ 477,849
   Comprehensive income:
      Net income .................          --            --            --         19,180        19,180
      Change in net unrealized
         investment gains (losses)          --            --         5,108             --         5,108
   Comprehensive income ..........      24,288
   Contribution of capital .......          --       115,000            --             --       115,000
                                     ---------     ---------     ---------      ---------     ---------
Balance at December 31, 2000 .....   $   2,500     $ 583,640     $  (4,046)     $  35,043     $ 617,137
                                     =========     =========     =========      =========     =========

                             See accompanying notes.

PP-109632                            92

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (Dollars in thousands)

Year Ended December 31                                     2000         1999         1998
                                                        ---------    ---------    ---------
OPERATING ACTIVITIES
Net income ..........................................   $  19,180    $  11,214    $   5,074
Adjustments to reconcile net income to net
   cash provided by (used in) operations:
   Adjustments related to annuity and interest
      sensitive life products:
      Interest credited and other charges on interest
         sensitive products .........................     195,088      175,257       94,845
      Charges for mortality and administration ......        (313)         524         (233)
      Change in unearned revenues ...................         517        2,460        2,651
   Increase (decrease) in policy liabilities and
      accruals ......................................          74            8          (10)
   Decrease (increase) in accrued investment
      income ........................................       1,592       (1,553)      (3,222)
   Policy acquisition costs deferred ................    (168,444)    (346,396)    (197,796)
   Amortization of deferred policy acquisition costs       55,154       33,119        5,148
   Amortization of value of purchased insurance
      in force ......................................       4,801        6,238        4,724
   Change in other assets, due to/from affiliates,
      other liabilities and accrued income taxes ....     (63,840)      24,845        9,979
   Provision for depreciation and amortization ......       8,616        8,850        8,147
   Provision for deferred income taxes ..............      13,728        8,523        5,279
   Realized losses on investments ...................       6,554        2,923        1,491
                                                        ---------    ---------    ---------
Net cash provided by (used in) operating activities .      72,707      (73,988)     (63,923)
                                                        ---------    ---------    ---------

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments:
   Fixed maturities - available for sale ............     205,136      220,547      145,253
   Mortgage loans on real estate ....................      12,701        6,572        3,791
   Equity securities ................................       6,128           --           --
   Policy loans - net ...............................         834           --           --
                                                        ---------    ---------    ---------
                                                          224,799      227,119      149,044

Acquisition of investments:
   Fixed maturities - available for sale ............    (154,028)    (344,587)    (476,523)
   Equity securities ................................          --           --      (10,000)
   Mortgage loans on real estate ....................     (12,887)      (9,659)     (16,390)
   Policy loans - net ...............................          --       (2,385)      (2,940)
   Short-term investments - net .....................     (26,584)     (39,039)     (26,692)
                                                        ---------    ---------    ---------
                                                         (193,499)    (395,670)    (532,545)

Issuance of reciprocal loan agreement receivables ...     (16,900)          --           --
Receipt of repayment of reciprocal loan agreement
   receivables ......................................      16,900           --           --
Net purchase of property and equipment ..............      (3,285)      (8,968)      (6,485)
                                                        ---------    ---------    ---------
Net cash provided by (used in) investing activities .      28,015     (177,519)    (389,986)

                             See accompanying notes.

PP-109632                            93

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)
                             (Dollars in thousands)

Year Ended December 31                                   2000         1999         1998
                                                      ---------    ---------    ---------
FINANCING ACTIVITIES
Proceeds from reciprocal loan agreement
   borrowings .....................................   $ 178,900    $ 396,350    $ 500,722
Repayment of reciprocal loan agreement
   borrowings .....................................    (178,900)    (396,350)    (500,722)
Proceeds from revolving note payable ..............      67,200      220,295      108,495
Repayment of revolving note payable ...............     (68,600)    (218,895)    (108,495)
Proceeds from surplus note ........................          --      160,000       60,000
Repayment of line of credit borrowings ............          --           --       (5,309)
Receipts from annuity and interest sensitive
   life policies credited to account balances .....     801,793      773,685      593,428
Return of account balances on annuity
   and interest sensitive life policies ...........    (141,440)    (146,607)     (72,649)

Net reallocations to separate account .............    (825,848)    (650,270)    (239,671)
Contributions of capital by parent ................     115,000      121,000      103,750
                                                      ---------    ---------    ---------
Net cash provided by (used in) financing activities     (51,895)     259,208      439,549
                                                      ---------    ---------    ---------

Increase (decrease) in cash and cash
   equivalents ....................................      48,827        7,701      (14,360)

Cash and cash equivalents at beginning of
   period .........................................      14,380        6,679       21,039
                                                      ---------    ---------    ---------
Cash and cash equivalents at end of period ........   $  63,207    $  14,380    $   6,679
                                                      =========    =========    =========

SUPPLEMENTAL DISCLOSURE OF
   CASH FLOW INFORMATION
Cash paid during the period for:
   Interest .......................................   $  22,444    $   6,392    $   4,305
   Income taxes ...................................         957           --           99
Non-cash financing activities:
   Non-cash adjustment to additional paid-in
      capital for adjusted merger costs ...........          --           --          143
   Contribution of capital from parent to
      repay line of credit borrowings .............          --           --       18,750

                             See accompanying notes.

PP-109632                            94

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES

CONSOLIDATION
The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and collectively with Golden American, the "Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION
Golden American, a wholly owned subsidiary of Equitable of Iowa Companies, Inc., offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. First Golden is licensed to sell insurance products in New York and Delaware. The Companies' variable annuity products are marketed by broker/dealers, financial institutions, and insurance agents. The Companies' primary customers are consumers and corporations.

On October 24, 1997 ("the merger date"), PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation.

INVESTMENTS
Fixed Maturities: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment," or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes. At December 31, 2000 and 1999, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity Securities: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

Mortgage Loans on Real Estate: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is

PP-109632                            95

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

reduced by the establishment of a valuation allowance, which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Other Investments: Policy loans are reported at unpaid principal. Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains and Losses: Realized gains and losses are determined on the basis of specific identification.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities, which consist of the Companies' investment in its registered separate accounts, are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business ($63.8 million during 2000, $153.0 million during 1999, and $73.4 million during 1998), have been deferred. Acquisition costs for variable insurance products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE
As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment, and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation

PP-109632                            96

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis.

FUTURE POLICY BENEFITS
Future policy benefits for divisions of the variable products with fixed interest guarantees are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 14.00% during 2000, 3.00% to 11.00% during 1999, and 3.00% to 10.00% during 1998. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

SEPARATE ACCOUNTS
Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable contracts. Contractholders, rather than the Companies, bear the investment risk for the variable insurance products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable insurance products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. The portion of the separate account assets equal to the reserves and other liabilities of variable contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Companies from variable insurance products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration, and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

PP-109632                            97

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2001, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities. Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.

SEGMENT REPORTING
The Companies manage their business as one segment, the sale of variable insurance products designed to meet customer needs for tax-advantaged saving for retirement and protection from death. Variable insurance products are sold to consumers and corporations throughout the United States.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are: (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities), and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding items are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

PENDING ACCOUNTING STANDARDS: DERIVATIVE FINANCIAL INSTRUMENTS
During 1998, the Financial Accounting Standards Board issued Statement No. 133 ("SFAS 133"), Accounting for Derivative Financial Instruments and Hedging Activities. SFAS 133 requires that all derivative instruments, including certain derivative instruments embedded in other contracts, be recorded on the balance sheet and measured at its fair value. The change in a derivative's fair value is generally to be recognized in current period earnings.

If certain conditions are met, a derivative may be specifically designated as a hedge of an exposure to changes in fair value, variability of cash flows, or certain foreign currency exposures. When designated as a hedge, the fair value should be recognized currently in earnings or other comprehensive income, depending on whether such designation is considered a fair value or as a cash flow hedge. With respect to fair value hedges, the fair value of the derivative, as well as changes in the fair value of the hedged item, are reported in earnings. For cash flow hedges, changes in the derivatives fair value are reported in other comprehensive income and subsequently reclassified into earnings when the hedged item affects earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. The Companies

PP-109632                           98

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

adopted SFAS 133 on January 1, 2000. The cumulative effect of the accounting change upon adoption was not material.

RECLASSIFICATIONS
Certain amounts in the 1999 and 1998 financial statements have been reclassified to conform to the 2000 financial statement presentation.

2.   BASIS OF FINANCIAL REPORTING

The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable insurance products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable insurance products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets; (12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $71,134,000 in 2000, $85,578,000 in 1999, $68,002,000
in 1998. Total statutory capital and surplus was $406,923,000 and $368,928,000 at December 31, 2000 and 1999, respectively.

The National Association of Insurance Commissioners has revised the Accounting Practices and Procedures Manual, the guidance that defines statutory accounting principles. The revised manual will be effective January 1, 2001, and has been adopted, at least in part, by the States of Delaware and New York, which are the states of domicile for Golden American and First Golden, respectively. The revised manual will result in changes to the accounting practices that the Companies use to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Companies' statutory-basis capital and surplus as of January 1, 2001 will not be significant.

PP-109632                           99

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS

INVESTMENT RESULTS
Major categories of net investment income are summarized below:

Year Ended December 31                      2000           1999          1998
                                          --------       --------      --------
                                                  (Dollars in thousands)
Fixed maturities ......................   $ 55,302       $ 50,352      $ 35,224
Equity securities .....................        248            515            --
Mortgage loans on real estate .........      7,832          7,074         6,616
Policy loans ..........................        516            485           619
Short-term investments ................      2,253          2,583         1,311
Other, net ............................        543            388           246
                                          --------       --------      --------
Gross investment income ...............     66,694         61,397        44,016
Less investment expenses ..............     (2,554)        (2,228)       (1,531)
                                          --------       --------      --------
Net investment income .................   $ 64,140       $ 59,169      $ 42,485
                                          ========       ========      ========

Realized losses on investments follows:

Year Ended December 31                      2000           1999          1998
                                          --------       --------      --------
                                                  (Dollars in thousands)
Fixed maturities, available for sale ..   $ (6,289)      $ (2,910)     $ (1,428)
Equity securities .....................       (213)            --            --
Mortgage loans on real estate .........        (52)           (13)          (63)
                                          --------       --------      --------
Realized losses on investments ........   $ (6,554)      $ (2,923)     $ (1,491)
                                          ========       ========      ========

The change in unrealized appreciation (depreciation) of securities at fair value follows:

Year Ended December 31                      2000           1999          1998
                                          --------       --------      --------
                                                  (Dollars in thousands)
Fixed maturities, available for sale ..   $ 16,558       $(24,944)     $  1,100
Equity securities .....................     (4,198)         5,301        (2,390)
                                          --------       --------      --------
Unrealized appreciation (depreciation)
   of securities ......................   $ 12,360       $(19,643)     $ (1,290)
                                          ========       ========      ========

PP-109632                           100

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)

At December 31, 2000 and December 31, 1999, amortized cost, gross unrealized gains and losses, and estimated fair values of fixed maturities, all of which are designated as available for sale, follows:

                                                 Gross      Gross     Estimated
                                  Amortized   Unrealized  Unrealized    Fair
                                     Cost        Gains      Losses      Value
                                   --------    --------    --------    --------
                                              (Dollars in thousands)
December 31, 2000
-----------------
U.S. government and governmental
   agencies and authorities ....   $ 18,607    $    580    $    (16)   $ 19,171
Public utilities ...............     54,132         294      (1,600)     52,826
Corporate securities ...........    355,890       1,318      (8,006)    349,202
Other assets-backed securities .    223,787       2,166      (1,831)    224,122
Mortgage-backed securities .....    146,335       1,465        (543)    147,257
                                   --------    --------    --------    --------
Total ..........................   $798,751    $  5,823    $(11,996)   $792,578
                                   ========    ========    ========    ========

December 31, 1999
-----------------
U.S. government and governmental
   agencies and authorities ....   $ 21,363          --    $   (260)   $ 21,103
Public utilities ...............     53,754    $     25      (2,464)     51,315
Corporate securities ...........    396,494          53     (12,275)    384,272
Other assets-backed securities .    207,044         850      (4,317)    203,577
Mortgage-backed securities .....    179,397          39      (4,382)    175,054
                                   --------    --------    --------    --------
Total ..........................   $858,052    $    967    $(23,698)   $835,321
                                   ========    ========    ========    ========

Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities. At December 31, 2000, net unrealized investment loss on fixed maturities designated as available for sale totaled $6,173,000. Depreciation of $1,447,000 was included in stockholder's equity at December 31, 2000 (net of adjustments of $801,000 to VPIF, $3,146,000 to DPAC, and $779,000 to deferred income taxes). At December 31, 1999, net unrealized investment loss on fixed maturities designated as available for sale totaled $22,731,000. Depreciation of $6,955,000 was included in stockholder's equity at December 31, 1999 (net of adjustments of $1,785,000 to VPIF, $10,246,000 to DPAC, and $3,745,000 to
deferred income taxes).

At December 31, 2000, net unrealized depreciation on equity securities was comprised entirely of gross depreciation of $1,820,000. At December 31, 1999, net unrealized appreciation on equity securities was comprised entirely of gross appreciation of $2,378,000.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 2000 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

PP-109632                           101

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)
                                                      Amortized       Estimated
December 31, 2000                                       Cost          Fair Value
--------------------------------------------------------------------------------
                                                        (Dollars in thousands)
Due within one year .........................         $ 51,001         $ 50,836
Due after one year through five years .......          323,753          317,862
Due after five years through ten years ......           45,812           44,891
Due after ten years .........................            8,063            7,610
                                                      --------         --------
                                                       428,629          421,199
Other asset-backed securities ...............          223,787          224,122
Mortgage-backed securities ..................          146,335          147,257
                                                      --------         --------
Total .......................................         $798,751         $792,578
                                                      ========         ========

An analysis of sales, maturities, and principal repayments of the Companies' fixed maturities portfolio follows:

                                                              Gross       Gross        Proceeds
                                              Amortized     Realized     Realized        From
                                                 Cost         Gains       Losses         Sale
                                               --------     --------     --------      --------
                                                            (Dollars in thousands)
For the year ended December 31, 2000:
Scheduled principal repayments, calls, and
   tenders ...............................     $ 91,158     $    122     $     (1)     $ 91,279
Sales ....................................      120,125          285       (6,553)      113,857
                                               --------     --------     --------      --------
Total ....................................     $211,283     $    407     $ (6,554)     $205,136
                                               ========     ========     ========      ========

For the year ended December 31, 1999:
Scheduled principal repayments, calls, and
   tenders ...............................     $141,346     $    216         (174)     $141,388
Sales ....................................       80,472          141     $ (1,454)       79,159
                                               --------     --------     --------      --------
Total ....................................     $221,818     $    357     $ (1,628)     $220,547
                                               ========     ========     ========      ========

For the year ended December 31, 1998:
Scheduled principal repayments, calls, and
   tenders ...............................     $102,504     $     60     $     (3)     $102,561
Sales ....................................       43,204          518       (1,030)       42,692
                                               --------     --------     --------      --------
Total ....................................     $145,708     $    578     $ (1,033)     $145,253
                                               ========     ========     ========      ========

Investment Valuation Analysis: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary.

PP-109632                           102

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)

During the second quarter of 2000, Golden American determined that the carrying value of an impaired bond exceeded its estimated net realizable value. As a result, on June 30, 2000, Golden American recognized a total pre-tax loss of approximately $142,000 to reduce the carrying value of the bond to its net realizable value of $315,000 at December 31, 2000.

During the fourth quarter of 1998, Golden American determined that the carrying value of two bonds exceeded their estimated net realizable value. As a result, at December 31, 1998, Golden American recognized a total pre-tax loss of $973,000 to reduce the carrying value of the bonds to their combined net realizable value of $2,919,000. During the second quarter of 1999, further information was received regarding these bonds and Golden American determined that the carrying value of the two bonds exceeded their estimated net realizable value. As a result, at June 30, 1999, Golden American recognized a total pre-tax loss of $1,639,000 to further reduce the carrying value of the bonds to their combined net realizable value of $1,137,000. During the year 2000, these bonds had no further reduction in carrying value.

Investments on Deposit: At December 31, 2000 and 1999, affidavits of deposits covering bonds with a par value of $6,870,000 and $6,470,000, respectively, were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Companies' investment policies related to the investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 2000 and December 31, 1999. Fixed maturities included investments in basic industrials (29% in 2000, 29% in 1999), conventional mortgage-backed securities (20% in 2000, 22% in 1999), financial companies (14% in 2000, 16% in 1999), and other asset-backed securities (20% in 2000, 19% in 1999). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as California (15% in 2000, 12% in 1999) and Utah (9% in 2000, 10% in
1999). There are no other concentrations of mortgage loans on real estate in any state exceeding ten percent at December 31, 2000 and 1999. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (29% in 2000, 34% in 1999), industrial buildings (35% in 2000, 33% in 1999), retail facilities (18% in 2000, 19% in 1999), and multi-family apartments (10% in 2000, 10% in 1999). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 2000.

4.   COMPREHENSIVE INCOME

Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to the stockholder. Total comprehensive income (loss) for the Companies includes $606,000 for the year ended December 31, 2000 for First Golden and $(452,000) and $1,015,000 for the years ended December 31, 1999 and 1998, respectively. Other comprehensive income excludes net investment gains (losses) included in net income, which merely represent transfers from unrealized to realized gains and losses. These amounts total $(2,670,000), $(1,468,000) and $(2,133,000) in the years ended December 31, 2000, 1999 and 1998, respectively. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $(4,742,000), $(1,441,000) and $705,000 in the years ended December 31, 2000, 1999 and 1998, respectively.

PP-109632                           103

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Companies' investments, investment contracts, and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of invested assets, the duration and interest credited on insurance liabilities, and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

December 31                                           2000                      1999
                                             -----------------------   -----------------------
                                                           Estimated                Estimated
                                              Carrying       Fair       Carrying      Fair
                                                Value        Value        Value       Value
                                             ----------   ----------   ----------   ----------
                                                           (Dollars in thousands)
ASSETS
   Fixed maturities, available for sale ..   $  792,578   $  792,578   $  835,321   $  835,321
   Equity securities .....................        6,791        6,791       17,330       17,330
   Mortgage loans on real estate .........       99,916      100,502      100,087       95,524
   Policy loans ..........................       13,323       13,323       14,157       14,157
   Short-term investments ................      106,775      106,775       80,191       80,191
   Cash and cash equivalents .............       63,207       63,207       14,380       14,380
   Separate account assets ...............    9,831,489    9,831,489    7,562,717    7,562,717

LIABILITIES
   Annuity products ......................    1,047,932      962,810    1,017,105      953,546
   Surplus notes .........................      245,000      204,455      245,000      226,100
   Revolving note payable ................           --           --        1,400        1,400
   Separate account liabilities ..........    9,831,489    9,831,489    7,562,717    7,562,717

PP-109632                           104

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

The following methods and assumptions were used by the Companies in estimating fair values.

Fixed maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

Equity securities: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

Mortgage loans on real estate: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

Policy loans: Carrying values approximate the estimated fair value for policy loans.

Short-term investments and cash and cash equivalents: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate account assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

Annuity products: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

Surplus notes: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

Revolving note payable: Carrying value reported in the Companies' historical cost basis balance sheet approximates estimated fair value for this instrument, as the agreement carries a variable interest rate provision.

Separate account liabilities: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

6.   VALUE OF PURCHASED IN FORCE

As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Interest was accrued at a rate of 7.32% during 2000 (7.33% during 1999, and 7.29% during 1998).

PP-109632                           105

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

6.   VALUE OF PURCHASED IN FORCE (continued)

A reconciliation of the change in the VPIF asset follows:

Year Ended December 31                           2000        1999        1998
                                               --------    --------    --------
                                                     (Dollars in thousands)
Beginning balance .........................    $ 31,727    $ 35,977    $ 43,174
   Accretion of interest ..................       2,016       2,372       2,802
   Amortization of asset ..................      (6,817)     (8,610)     (7,526)
   Adjustment for unrealized gains (losses)        (984)      1,988        (203)
   Purchase price adjustment to opening
      balance sheet .......................          --          --      (2,270)
                                               --------    --------    --------
Ending balance ............................    $ 25,942    $ 31,727    $ 35,977
                                               ========    ========    ========

Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 2000, is $3.9 million in 2001, $3.6 million in 2002, $3.0 million in 2003, $2.4 million in 2004, and $1.9 million in 2005. Actual amortization may vary based upon changes in assumptions and experience.

7.   INCOME TAXES

Golden American files a consolidated federal income tax return. Under the Internal Revenue Code, a newly acquired insurance company cannot file as part of the Parent's consolidated tax return for 5 years.

At December 31, 2000, the Companies have net operating loss ("NOL") carryforwards for federal income tax purposes of approximately $189,656,000. Approximately $5,094,000, $3,354,000, $50,449,000, $94,078,000 and $36,681,000
of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012, 2018, 2019 and 2020, respectively.

INCOME TAX EXPENSE (BENEFIT)
Income tax expense (benefit) included in the consolidated financial statements follows:

Year Ended December 31                           2000        1999        1998
                                               --------    --------    --------
                                                    (Dollars in thousands)
Current ...................................    $    (46)   $     --    $     --
Deferred ..................................      13,728       8,523       5,279
                                               --------    --------    --------
                                               $ 13,682    $  8,523    $  5,279
                                               ========    ========    ========

PP-109632                           106

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

7.   INCOME TAXES (continued)

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference follows:

Year Ended December 31                           2000        1999        1998
                                               --------    --------    --------
                                                    (Dollars in thousands)

Income before income taxes ................    $ 32,862    $ 19,737    $ 10,353
                                               ========    ========    ========
Income tax at federal statutory rate ......    $ 11,502    $  6,908    $  3,624
Tax effect of:
    Goodwill amortization .................       1,322       1,322       1,322
    Meals and entertainment ...............         292         199         157
    Other items ...........................         566          94         176
                                               --------    --------    --------
Income tax expense ........................    $ 13,682    $  8,523    $  5,279
                                               ========    ========    ========

DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December 31, 2000 and 1999 follows:

December 31                                                                2000         1999
                                                                        ---------    ---------
                                                                        (Dollars in thousands)
Deferred tax assets:
   Net unrealized depreciation of securities at fair value ..........   $     637    $      --
   Net unrealized depreciation of available for sale fixed maturities         779        3,745
   Future policy benefits ...........................................     163,691      133,494
   Goodwill .........................................................      15,111       16,323
   Net operating loss carryforwards .................................      66,380       56,630
   Other ............................................................       1,333        1,333
                                                                        ---------    ---------
                                                                          247,931    $ 211,525
Deferred tax liabilities:
   Net unrealized appreciation of securities at fair value ..........          --         (832)
   Fixed maturity securities ........................................     (17,774)     (17,774)
   Deferred policy acquisition costs ................................    (184,743)    (154,706)
   Mortgage loans on real estate ....................................        (715)        (715)
   Value of purchased insurance in force ............................      (8,512)     (10,462)
   Other ............................................................     (25,724)      (1,348)
                                                                        ---------    ---------
                                                                         (237,468)    (185,837)
                                                                        ---------    ---------
Valuation allowance .................................................      (1,416)      (3,745)
                                                                        ---------    ---------
Deferred income tax asset ...........................................   $   9,047    $  21,943
                                                                        =========    =========

At December 31, 2000, the Company reported, for financial statement purposes, unrealized losses on certain investments, which have not been recognized for tax purposes. Since it is uncertain as to whether these capital losses, if ever realized, could be utilized to offset capital gains, a valuation allowance has been established for the tax effect of the financial statement losses.

PP-109632                           107

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

8.   RETIREMENT PLANS AND EMPLOYEE STOCK COMPENSATION

DEFINED BENEFIT PLANS
In 2000, 1999 and 1998, the Companies were allocated their share of the pension liability associated with their employees. The Companies' employees are covered by the employee retirement plan of an affiliate, Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k).

The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 2000:

                                                            2000         1999
                                                           -------      -------
                                                          (Dollars in thousands)
Change in benefit obligation:
   Benefit obligation at January 1 ...............         $ 4,221      $ 4,454
   Service cost ..................................           1,569        1,500
   Interest cost .................................             554          323
   Actuarial (gain) loss .........................           1,562       (2,056)
                                                           -------      -------
   Benefit obligation at December 31 .............         $ 7,906      $ 4,221
                                                           =======      =======

Funded status:
   Funded status at December 31 ..................         $(7,906)     $(4,221)
   Unrecognized past service cost ................             141           --
   Unrecognized net loss .........................           1,627          210
                                                           -------      -------
   Net amount recognized .........................         $(6,138)     $(4,011)
                                                           =======      =======

The Companies' plan assets were held by Equitable Life, an affiliate. During 1998, the Equitable Life Employee Pension Plan began investing in an undivided interest of the ING-NA Master Trust (the "Master Trust"). Boston Safe Deposit and Trust Company holds the Master Trust's investment assets.

The weighted-average assumptions used in the measurement of the Companies' benefit obligation follows:

December 31                                                  2000         1999
                                                            ------       ------
Discount rate ....................................           7.75%        8.00%
Expected return on plan assets ...................           9.25         9.25
Rate of compensation increase ....................           5.00         5.00

The following table provides the net periodic benefit cost for the fiscal years 2000, 1999, and 1998:

Year Ended December 31                              2000       1999       1998
                                                   ------     ------     ------
                                                      (Dollars in thousands)
Service cost ...............................       $1,569     $1,500     $1,138
Interest cost ..............................          554        323         97
                                                   ------     ------     ------
Net periodic benefit cost ..................       $2,123     $1,823     $1,235
                                                   ======     ======     ======

PP-109632                           108

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

8.   RETIREMENT PLANS AND EMPLOYEE STOCK COMPENSATION (continued)

There were no gains or losses resulting from curtailments or settlements during 2000, 1999, or 1998.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $7,906,000, $4,701,000, and $0, respectively, as of December 31, 2000 and $4,221,000, $2,488,000, and $0, respectively, as of December 31,
1999.

PHANTOM STOCK OPTION PLAN
The Phantom Stock Option Plan (the "Phantom Plan"), which covers certain key employees, is similar to a standard stock option plan; however, the phantom share option entitles the holder to a cash benefit in Dutch Guilders linked to the rise in value of ING ordinary shares on the Amsterdam Stock Exchange. The plan participants are entitled to any appreciation in the value of ING ordinary shares over the Phantom Plan option price (strike price) of 53.85 Euros for options issued on July 1, 1999, 140.40 Dutch Guilders for options issued on May 26, 1998, and 85.10 Dutch Guilders for options issued on May 23, 1997, not the ordinary shares themselves.

Options are granted at fair value on the date of grant. Options in the Phantom Plan are subject to forfeiture to ING should the individuals terminate their relationship with ING before the three-year initial retention period has elapsed. All options expire five years from the date of grant.

On July 1, 1999, ING issued 34,750 options to employees of Golden American related to this plan at a strike price of 53.85 Euros.

On May 26, 1998, ING issued 42,400 options related to this plan at a strike price of 140.40 Dutch Guilders. Since the strike price at December 31, 1998 was higher than the ING share price, there was no compensation expense related to these options in 1998.

On May 23, 1997, ING issued 3,500 options related to this plan at a strike price of 85.10 Dutch Guilders. Since the strike price was lower than the ING share price at December 31, 1998, Golden American incurred $46,000 of compensation expense related to these options during 1998.

No expense was recognized in 1999 related to the above options. As of December 31, 1999, 58,250 options remain outstanding.

During 2000, the Phantom Plan liability was transferred to ING. As of December 31, 2000, the Companies held no liabilities under the Phantom Plan. There were no expenses incurred related to this plan during the year ended December 31, 2000.

9.   RELATED PARTY TRANSACTIONS

Operating Agreements: Directed Services, Inc. ("DSI"), an affiliate, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2000, 1999 and 1998, the Companies paid commissions to DSI totaling $208,883,000, $181,536,000, and $117,470,000, respectively.

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2000, 1999 and 1998, the fee was $21,296,000, $10,136,000, and $4,771,000,
respectively.

PP-109632                           109

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

9.   RELATED PARTY TRANSACTIONS (continued)

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 2000, 1999 and 1998, the Companies incurred fees of $2,521,000, $2,227,000 and $1,504,000, respectively, under this agreement.

Golden American has a guaranty agreement with Equitable Life Insurance Company of Iowa ("Equitable Life"), an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. On June 30, 2000, Golden American incurred a fee of $7,000 under this agreement. No annual fee was paid in 1999.

Golden American provides certain advisory, computer, and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $6,193,000, $6,107,000 and $5,833,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $1,270,000, $1,251,000 and $1,058,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

First Golden provided resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $223,000, $387,000, and $75,000 for the years ended December 31, 2000, 1999 and
1998, respectively.

Golden American provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $455,000 and $244,000 for the years ended December 31, 2000 and 1999, respectively.

Golden American provides resources and services to United Life & Annuity Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $593,000 and $460,000 for the years ended December 31, 2000 and 1999, respectively.

The Companies provide resources and services to Security Life of Denver Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by the Companies, totaled $261,000 and $216,000 for the years ended December 31, 2000 and 1999, respectively.

The Companies provide resources and services to Southland Life Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $115,000 and $103,000 for the years ended December 31, 2000 and 1999, respectively.

PP-109632                           110

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

9.   RELATED PARTY TRANSACTIONS (continued)

In 2000, 1999, and 1998, the Companies received 11.3%, 10.0%, and 9.6% of total premiums, net of reinsurance, for variable products sold through eight affiliates as noted in the following table:

Year Ended December 31                            2000        1999        1998
                                                -------     -------     -------
                                                    (Dollars in thousands)
LSSI .......................................    $ 127.0     $ 168.5     $ 122.9
Vestax Securities Corporation ..............       47.2        88.1        44.9
DSI ........................................        1.4         2.5        13.6
Multi-Financial Securities Corporation .....       38.6        44.1        13.4
IFG Network Securities, Inc. ...............       23.1        25.8         3.7
Washington Square ..........................       44.6          --          --
Primevest ..................................        6.2          --          --
Compulife ..................................        2.7          --          --
                                                -------     -------     -------
Total ......................................    $ 290.8     $ 329.0     $ 198.5
                                                =======     =======     =======

Modified Coinsurance Agreement: On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $218.8 million. This was offset by a decrease in deferred acquisition costs of $223.7 million. As at December 31, 2000, Golden American also had a payable to Equitable Life of $16.3 million due to the overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

Reinsurance Agreement Covering Minimum Guaranteed Benefits: On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International Limited, an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued on or after January 1, 2000. An irrevocable letter of credit was obtained through Bank of New York in the amount of $10,500,000 related to this agreement. Under this agreement, Golden American recorded a reinsurance recoverable of $14.6 million at December 31, 2000.

Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $481,000, $815,000 and $1,765,000 for the years ended December 31, 2000, 1999 and 1998, respectively. At December 31, 2000, 1999 and 1998, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

PP-109632                           111

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

9.   RELATED PARTY TRANSACTIONS (continued)

Line of credit: Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, Golden American incurred interest expense of $211,000 for the year ended December 31, 1998. The outstanding balance was paid by a capital contribution and with funds borrowed from ING AIH.

Surplus Notes: On December 30, 1999, Golden American issued an 8.179% surplus note in the amount of $50,000,000 to Equitable Life. The note matures on December 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $4,112,000 for the year ended December 31, 2000. Golden American incurred no interest expense during the year ended December 31, 1999.

On December 8, 1999, Golden American issued a 7.979% surplus note in the amount of $35,000,000 to First Columbine Life Insurance Company ("First Columbine"), an affiliate. The note matures on December 7, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $2,961,000 and $0 for the years ended December 31, 2000 and 1999, respectively.

On September 30, 1999, Golden American issued a 7.75% surplus note in the amount of $75,000,000 to ING AIH. The note matures on September 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $5,813,000 in 2000 and $1,469,000 in 1999. On December 30, 1999, ING AIH assigned the note to Equitable Life.

On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $4,350,000 in 2000 and 1999. Golden American incurred no interest in 1998.

On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 2000, unchanged from 1999 and 1998. On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock).

PP-109632                           112

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

9.   RELATED PARTY TRANSACTIONS (continued)

Stockholder's Equity: During 2000, 1999 and 1998, Golden American received capital contributions from its Parent of $80,000,000, $121,000,000 and $122,500,000, respectively. As at December 31, 2000, Golden American also had a receivable of $35,000,000 from capital contributions made by its Parent.

10.  COMMITMENTS AND CONTINGENCIES

Reinsurance: At December 31, 2000, the Companies had reinsurance treaties with six unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $105,334,000, and $119,575,000 at December 31, 2000 and 1999, respectively. At
December 31, 2000 and 1999, the Companies have a net receivable of $33,973,000 and $14,834,000, respectively, for reserve credits, reinsurance claims, or other receivables from these reinsurers comprised of $16,462,000 and $493,000, respectively, for claims recoverable from reinsurers, $4,007,000 and $1,201,000, respectively, for a payable for reinsurance premiums, and $21,518,000 and $15,542,000, respectively, for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $21,655,000, $9,883,000 and $4,797,000 and net policy benefits recoveries of $8,927,000, $3,059,000 and $2,170,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. At December 31, 2000, Golden American had received a total settlement of $218.8 million under this agreement. The carrying value of the separate account liabilities covered under this agreement represent 17.6% of total separate account liabilities outstanding at December 31, 2000. Golden American remains liable to the extent Equitable Life does not meet its obligations under the agreement. The accompanying statement of operations, statement of changes in stockholder's equity and statement of cash flows are presented net of the effects of the agreement.

On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International Limited, an affiliate, covering variable annuity minimum guaranteed death benefits and guaranteed living benefits of variable annuities issued on or after January 1, 2000. An irrevocable letter of credit was obtained through Bank of New York in the amount of $10,500,000 related to this agreement.

On December 29, 2000, First Golden entered into a reinsurance treaty with London Life Reinsurance Company of Pennsylvania, an unaffiliated reinsurer, covering the minimum guaranteed death benefits of First Golden's variable annuities issued on or after January 1, 2000.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $736,000, $1,729,000, $1,022,000 for the years ended December 31, 2000, 1999 and
1998, respectively.

Guaranty Fund Assessments: Assessments are levied on the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for

PP-109632                           113

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

10.  COMMITMENTS AND CONTINGENCIES (continued)

premium tax offset. The Companies have established an undiscounted reserve to cover such assessments, review information regarding known failures, and revise estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $3,000, $3,000 and $1,123,000 for the years ended December 31, 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, the Companies have an undiscounted reserve of $2,430,000, and $2,444,000, respectively, to cover estimated future assessments (net of related anticipated premium tax credits) and have established an asset totaling $733,000, and $618,000, respectively, for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments based upon previous premiums and known insolvencies at this time.

Litigation: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other actions involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Companies currently believe no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Companies.

Vulnerability from Concentrations: The Companies have various concentrations in the investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income, and cash flow are primarily generated from the sale of variable insurance products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns, which may result in higher lapse experience than assumed, could cause a severe impact to the Companies' financial condition. A broker/dealer, having at least ten percent of total net premiums, generated 11% of the Companies' sales in 2000 (28% and 26% by two broker/dealers during 1999 and 1998, respectively). Two broker dealers, having at least ten percent of total gross premiums, generated 21% of the Companies' sales in 2000 (30% and 27% by two broker/dealers during 1999 and 1998, respectively). The Premium Plus product generated 71% of the Companies' sales during 2000 (79% during 1999 and 63% during 1998).

Leases: The Companies lease their home office space, certain other equipment, and capitalized computer software under operating leases which expire through 2020. During the years ended December 31, 2000, 1999 and 1998, rent expense totaled $2,874,000, $2,273,000, and $1,241,000, respectively. At December 31,
2000, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 2001 - $3,790,000; 2002 - $3,257,000;
2003 - $2,611,000; 2004 - $2,419,000; 2005 - $2,419,000, and 2006 and thereafter
- $38,700,000.

Revolving Note Payable: To enhance short-term liquidity, the Companies established a revolving note payable with SunTrust Bank, Atlanta (the "Bank") which expires July 30, 2001. The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the years ended December 31, 2000, 1999 and 1998, the Companies incurred interest expense of $87,000, $198,000 and $352,000, respectively. At December 31, 2000, there were no amounts outstanding under this agreement. At December 31, 1999, the Companies had a $1,400,000 note payable to the Bank under this agreement.

PP-109632                           114
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

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Table of Contents

     ITEM                                                                   PAGE
     Introduction..........................................................   1
     Description of Golden American Life Insurance Company.................   1
     Safekeeping of Assets.................................................   1
     The Administrator.....................................................   1
     Independent Auditors..................................................   1
     Distribution of Contracts.............................................   1
     Performance Information...............................................   2
     IRA Partial Withdrawal Option.........................................  10
     Other Information.....................................................  10
     Financial Statements of Separate Account B............................  11



PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                      --------------------------------------------------
                      NAME

                      --------------------------------------------------
                      SOCIAL SECURITY NUMBER

                      --------------------------------------------------
                      STREET ADDRESS

                      --------------------------------------------------
                      CITY, STATE, ZIP

109632  PREMIUM PLUS                                                 05/01/2001
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PP-109632                              115
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


--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION -- PRE-2000 AND YR-2000

Except for the Internet Tollkeeper, the Pilgrim VP MagnaCap, the Pilgrim VP SmallCap Opportunities, Pilgrim VP Growth Opportunities, the ProFund VP Bull, the ProFund VP Small-Cap, and the ProFund VP Europe 30 subaccounts which did not commence operations as of December 31, 2000, the following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and
(3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

For existing contract holders, if you do not know your contract category, please refer to the letter accompanying this Prospectus. Beginning with the June 30, 2001 quarterly statement your contract category will appear on each quarterly statement.

--------------------------------------------------------------------------------
CONTRACT CATEGORY:  PRE-2000
--------------------------------------------------------------------------------

LIQUID ASSET

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $15.47          6,398,161          $98,985           $15.19           3,141,765         $47,738
1999            14.79          7,150,254          105,783            14.55           4,223,787          61,465
1998            14.33          1,185,641           16,985            14.11             839,093          11,842
1997            13.83            131,429            1,818            13.65              61,012             846
10/1/97         13.71                 --               --            13.53                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $14.90          7,753,679         $115,521
1999            14.29         10,661,158          152,353
1998            13.88          2,967,968           41,195
1997            13.44            298,288            4,009
10/1/97         13.33                 --               --
-------------------------------------------------------------

LIMITED MATURITY BOND

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $17.76          2,114,123          $37,552           $17.45             827,572         $14,437
1999            16.72          1,726,180           28,863            16.45             863,647          14,205
1998            16.77            633,316           10,620            16.52             334,521           5,526
1997            15.91             16,839              268            15.70              10,105             159
10/1/97         15.72                 --               --            15.52                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $17.11          2,400,340          $41,061
1999           $16.15          2,219,351           35,848
1998            16.25            910,113           14,787
1997            15.47             12,577              195
10/1/97         15.29                 --               --
-------------------------------------------------------------

PP-109632                              A1

                                                     CONTRACT CATEGORY: PRE-2000

CORE BOND (FORMERLY GLOBAL FIXED INCOME)

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.74            722,540           $8,481           $11.62             304,383          $3,538
1999            11.79            439,601            5,184            11.70             219,011           2,562
1998            13.09            187,670            2,456            13.00              80,199           1,043
1997            11.87              3,418               41            11.81                 310               4
10/1/97         11.99                 --               --            11.93                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $11.51            759,979           $8,751
1999            11.60            603,046            6,998
1998            12.92            180,373            2,330
1997            11.75              6,455               76
10/1/97         11.87                 --               --
-------------------------------------------------------------

FULLY MANAGED

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $26.04          1,758,621          $45,786           $25.57           1,110,726         $28,402
1999            21.65          1,292,419           27,978            21.29             988,291          21,044
1998            20.53            593,655           12,189            20.23             512,203          10,361
1997            19.66             36,852              725            19.40              28,440             552
10/1/97          9.49                 --               --            19.24                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $25.07          3,162,695          $79,301
1999            20.91          3,030,152           63,363
1998            19.90          1,673,484           33,294
1997            19.11            108,003            2,064
10/1/97         18.96                 --               --
-------------------------------------------------------------

TOTAL RETURN

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $20.75          4,975,990         $103,235           $20.55           2,927,725         $60,151
1999            18.06          4,404,186           79,539            17.91           2,910,090          52,124
1998            17.72          1,708,118           30,264            17.60           1,404,222          24,713
1997            16.02             54,291              874            16.02              25,888             415
10/1/97         16.10                 --               --            15.75                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $20.35          8,931,211         $181,762
1999            17.77          8,891,632          158,001
1998            17.49          3,742,869           65,449
1997            15.94            147,659            2,354
10/1/97         15.68                 --               --
-------------------------------------------------------------

ASSET ALLOCATION GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.38              6,488              $61            $9.37               6,168             $58
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $9.37             29,481             $277
10/2/00         10.00                 --               --
-------------------------------------------------------------

PP-109632                              A2

                                                     CONTRACT CATEGORY: PRE-2000

EQUITY INCOME

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $23.91          1,332,075          $31,855           $23.49             743,054         $17,452
1999            21.47          1,085,728           23,316            21.12             617,614          13,046
1998            21.94            257,646            5,652            21.61             207,605           4,486
1997            20.55             26,372              542            20.28              13,243             269
10/1/97         20.55                 --               --            20.29                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $23.03          2,497,192          $57,512
1999            20.74          2,236,042           46,384
1998            21.26            713,431           15,164
1997            19.97             35,002              699
10/1/97         19.99                 --               --
-------------------------------------------------------------

ALL CAP

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.59          1,274,806          $14,781           $11.58             854,294          $9,892
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $11.56          1,591,887          $18,406
2/1/00          10.00                 --               --
-------------------------------------------------------------

GROWTH AND INCOME

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.94             86,899             $864            $9.94              58,691            $583
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $9.94            281,776           $2,800
10/2/007        10.00                 --               --
-------------------------------------------------------------

REAL ESTATE

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $26.64            599,877          $15,979           $26.16             224,612          $5,876
1999            20.62            286,539            5,909            20.28             155,133           3,147
1998            21.74            196,372            4,270            21.42             112,984           2,420
1997            25.48             10,718              273            25.14               8,060             203
10/1/97         25.25                 --               --            24.92                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $25.65            804,723          $20,644
1999            19.92            532,774           10,613
1998            21.07            408,418            8,604
1997            24.76             44,523            1,102
10/1/97         24.56                 --               --
-------------------------------------------------------------

PP-109632                              A3

                                                     CONTRACT CATEGORY: PRE-2000

VALUE EQUITY

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $19.46          1,214,590          $23,636           $19.29             874,451         $16,866
1999            18.14            859,962           15,603            18.01             767,525          13,823
1998            18.31            491,538            8,998            18.20             470,129           8,556
1997            18.28             28,327              518            18.20              40,454             736
10/1/97         18.85                 --               --            18.78                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $19.08          2,193,265          $41,845
1999            17.84          1,901,397           33,924
1998            18.06          1,161,575           20,974
1997            18.09            117,054            2,117
10/1/97         18.67                 --               --
-------------------------------------------------------------

INVESTORS

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.26            275,069           $3,098           $11.25             154,585          $1,739
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $11.23            234,347           $2,632
2/1/00          10.00                 --               --
-------------------------------------------------------------

RISING DIVIDENDS

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $24.94          4,126,814         $102,903           $24.67           3,632,813         $89,605
1999            25.83          3,855,308           99,594            25.59           3,388,151          86,710
1998            22.61          1,802,632           40,757            22.43           1,454,269          32,624
1997            20.09             50,068            1,006            19.96              34,332             685
10/1/97         19.30                 --               --            19.19                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $24.36          9,740,749         $237,284
1999            25.31          9,238,054          233,848
1998            22.22          4,169,562           92,659
1997            19.81            169,648            3,360
10/1/97         19.05                 --               --
-------------------------------------------------------------

MANAGED GLOBAL

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $20.19            256,618           $5,182           $19.94             214,579          $4,280
2/1/00          22.40                 --               --            22.16                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $19.67            430,108          $ 8,460
2/1/00          21.88                 --               --
-------------------------------------------------------------

PP-109632                              A4

                                                     CONTRACT CATEGORY: PRE-2000

LARGE CAP VALUE

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.55            855,690           $9,023           $10.53             519,053          $5,466
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $10.52            950,981          $10,000
2/1/00          10.00                 --               --
-------------------------------------------------------------

HARD ASSETS

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $16.32            119,030           $1,943           $16.03             158,020          $2,533
1999            17.37            130,846            2,273            17.09             175,931           3,006
1998            14.28             50,015              714            14.07              33,343             469
1997            20.57              4,291               88            20.29               4,830              98
10/1/97         24.00                 --               --            23.68                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $15.72            859,582          $13,510
1999            16.78            559,019            9,381
1998            13.84            205,654            2,846
1997            19.99             10,671              213
10/1/97         23.34                 --               --
-------------------------------------------------------------

DIVERSIFIED MID-CAP

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.88            126,703           $1,252            $9.87              85,630            $846
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $9.87            283,531           $2,799
10/2/00         10.00                 --               --
-------------------------------------------------------------

RESEARCH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $26.39          4,430,092         $116,926           $26.13           4,496,455        $117,508
1999            28.04          3,732,084          104,644            27.80           3,987,090         110,860
1998            22.89          1,882,609           43,093            22.73           1,664,084          37,830
1997            18.87             58,635            1,106            18.77              29,908             561
10/1/97         19.33                 --               --            19.24                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $25.89          8,625,474         $223,285
1999            27.58          7,961,890          219,621
1998            22.59          3,540,785           79,977
1997            18.67            154,878            2,892
10/1/97         19.15                 --               --
-------------------------------------------------------------

PP-109632                              A5

                                                     CONTRACT CATEGORY: PRE-2000

CAPITAL GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $17.21          3,567,760          $61,404           $17.09           3,465,795         $59,215
1999            21.06          3,183,975           67,052            20.94           3,036,436          63,576
1998            17.01          1,393,674           23,707            16.94           1,251,474          21,197
1997            15.41            101,866            1,569            15.36             160,843           2,471
10/1/97         15.99                 --               --            15.95                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $16.96          8,159,977         $138,413
1999            20.82          7,329,545          152,590
1998            16.87          2,660,020           44,867
1997            15.32            246,159            3,772
10/1/97         15.92                 --               --
-------------------------------------------------------------

CAPITAL APPRECIATION

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $25.17          1,842,181          $46,370           $24.85           1,758,566         $43,692
1999            30.11          1,321,446           39,790            29.77           1,332,081          39,650
1998            24.50            552,738           13,542            24.26             436,641          10,591
1997            22.05             12,122              267            21.87              20,531             449
10/1/97         21.95                 --               --            21.78                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $24.48          4,403,742         $107,821
1999            29.38          3,502,726          102,900
1998            23.98            996,496           23,892
1997            21.65             66,918            1,449
10/1/97         21.57                 --               --
-------------------------------------------------------------

SMALL CAP

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $18.40          3,498,368          $64,360           $18.26           2,708,831         $49,458
1999            22.82          2,787,333           63,611            22.68           1,823,715          41,368
1998            15.37          1,029,412           15,820            15.30             594,716           9,098
1997            12.88             58,584              755            12.84              20,111             258
10/1/97         13.85                 --               --            13.82                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $18.12          4,689,339          $84,973
1999            22.55          3,575,459           80,614
1998            15.23          1,273,236           19,390
1997            12.81             99,963            1,280
10/1/97         13.78                 --               --
-------------------------------------------------------------

MID-CAP GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $42.23          3,669,431         $154,975           $41.89           3,008,336        $126,032
1999            39.59          2,679,145          106,080            39.34           1,972,481          77,589
1998            22.43            871,756           19,550            22.31             523,815          11,688
1997            18.52             35,953              666            18.45              13,732             253
10/1/97         18.94                 --               --            18.88                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $41.50          6,295,732         $261,264
1999            39.02          4,341,508          169,421
1998            22.17          1,207,879           26,779
1997            18.36             48,168              885
10/1/97         18.79                 --               --
-------------------------------------------------------------

PP-109632                              A6

                                                     CONTRACT CATEGORY: PRE-2000

STRATEGIC EQUITY

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $18.92          2,146,122          $40,613           $18.78           1,809,186         $33,969
1999            21.92          1,284,045           28,148            21.78           1,027,948          22,392
1998            14.23            291,183            4,143            14.16             162,917           2,307
1997            14.31             13,199              189            14.26              15,985             228
10/1/97         14.14                 --               --            14.10                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $18.60          4,174,680          $77,656
1999            21.61          2,946,931           63,695
1998            14.07            748,842           10,538
1997            14.20             49,579              704
10/1/97         14.04                 --               --
-------------------------------------------------------------

SPECIAL SITUATIONS

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.89             47,708             $424            $8.89              41,774            $371
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $8.88            126,644           $1,125
10/2/00         10.00                 --               --
-------------------------------------------------------------

GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $22.02          9,918,876         $218,379           $21.86           8,229,964        $179,873
1999            28.62          8,941,918          255,925            28.46           6,570,102         186,953
1998            16.29          1,521,473           24,792            16.22             797,510          12,940
1997            13.03             97,853            1,275            12.99              34,329             446
10/1/97         15.18                 --               --            15.14                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $21.70         17,860,302         $387,541
1999            28.29         14,909,662          421,842
1998            16.16          2,265,343           36,602
1997            12.96            226,700            2,938
10/1/97         15.10                 --               --
-------------------------------------------------------------

DEVELOPING WORLD

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $7.58          1,003,874           $7,609            $7.55             694,495          $5,241
1999            11.61          1,294,269           15,027            11.58             620,258           7,181
1998             7.28            131,499              958             7.27              31,253             227
2/19/98         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $7.51          1,768,880          $13,291
1999            11.54          1,334,812           15,410
1998             7.26            111,256              808
2/19/98            --                 --               --
-------------------------------------------------------------

PP-109632                              A7

                                                     CONTRACT CATEGORY: PRE-2000


PIMCO HIGH YIELD BOND

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.01          2,800,783          $28,035            $9.97           1,774,108         $17,686
1999            10.24          3,028,750           31,013            10.21           1,524,636          15,572
1998            10.08            872,132            8,791            10.07             424,746           4,277
5/1/98          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $9.93          4,788,465          $47,544
1999            10.19          5,377,440           54,782
1998            10.06          1,487,999           14,969
5/1/98          10.00                 --               --
-------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.72          3,203,292          $37,541           $11.67           2,633,264         $30,736
1999            13.13          2,808,279           36,875            13.10           2,387,540          31,271
1998            11.11            883,763            9,820            11.10             467,386           5,188
5/1/98          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $11.62          6,651,600          $77,324
1999            13.06          7,040,346           91,978
1998            11.09          1,878,277           20,828
5/1/98          10.00                 --               --
-------------------------------------------------------------

INTERNATIONAL EQUITY

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.37          3,162,306          $35,967           $11.37           2,474,741         $28,141
1999             5.57          2,749,756           42,801            15.59           1,959,322          30,538
1998            10.29          1,067,090           10,979            10.32             680,862           7,025
1997             9.90             38,652              383             9.95              36,098             359
10/1/97         11.57                 --               --            11.62                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $11.29          5,326,268          $60,129
1999            15.50          4,663,701           72,274
1998            10.27          1,736,702           17,844
1997             9.92             72,955              724
10/1/97         11.60                 --               --
-------------------------------------------------------------

PILGRIM GLOBAL BRAND NAMES (FORMERLY, ING GLOBAL BRAND NAMES)

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.75             12,603             $110            $8.75              14,048            $123
5/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $8.74             28,381             $248
5/1/00          10.00                 --               --
-------------------------------------------------------------

PP-109632                              A8

                                                     CONTRACT CATEGORY: PRE-2000

PRUDENTIAL JENNISON

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $7.85             71,773             $563            $7.84              48,445            $380
5/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $7.83             67,646             $530
5/1/00          10.00                 --               --
-------------------------------------------------------------

SP JENNISON INTERNATIONAL GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.56             14,571             $125            $8.56              64,125            $549
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $8.56             15,695             $134
10/2/00         10.00                 --               --
-------------------------------------------------------------

PP-109632                              A9

                                                     CONTRACT CATEGORY: PRE-2000

--------------------------------------------------------------------------------
CONTRACT CATEGORY:  YR-2000
--------------------------------------------------------------------------------

LIQUID ASSET

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $15.31          4,704,995          $72,025           $15.03           1,991,718         $29,941
2/1/00          14.70                 --               --            14.45                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $14.67          2,607,133          $38,255           $14.50           2,058,957         $29,846
2/1/00          14.13                 --               --            13.97                  --              --
------------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $17.60            748,540          $13,176           $17.29             293,399          $5,071
2/1/00          16.56                 --               --            16.28                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $16.87            504,056           $8,504           $16.67             262,971          $4,383
2/1/00          15.92                 --               --            15.74                  --              --
------------------------------------------------------------------------------------------------------------------

PP-109632                              A10

                                                      CONTRACT CATEGORY: YR-2000

CORE BOND (FORMERLY GLOBAL FIXED INCOME)

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.70            348,819           $4,080           $11.59             138,912          $1,610
2/1/00          11.44                 --               --            11.35                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.44            178,399           $2,041           $11.37              94,253          $1,072
2/1/00          11.23                 --               --            11.17                  --              --
------------------------------------------------------------------------------------------------------------------

FULLY MANAGED

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $25.84            464,121          $11,995           $25.38             171,691          $4,357
2/1/00          20.89                 --               --            20.54                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $24.77            390,375           $9,670           $24.47             169,448          $4,147
2/1/00          20.08                 --               --            19.86                  --              --
------------------------------------------------------------------------------------------------------------------

PP-109632                              A11

                                                      CONTRACT CATEGORY: YR-2000

TOTAL RETURN

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $20.68          1,175,922          $24,313           $20.48             559,903         $11,467
2/1/00          17.46                 --               --            17.32                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $20.22            818,001          $16,543           $20.10             483,771          $9,722
2/1/00          17.13                 --               --            17.04                  --              --
------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.38            105,857             $993            $9.37              97,416            $913
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.37             65,678             $615            $9.37              70,044            $656
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

PP-109632                              A12

                                                      CONTRACT CATEGORY: YR-2000

EQUITY INCOME

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $23.74            431,375          $10,240           $23.31             214,237          $4,994
2/1/00          20.18                 --               --            19.85                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $22.75            301,139           $6,852           $22.48             226,285          $5,087
2/1/00          19.41                 --               --            19.19                  --              --
------------------------------------------------------------------------------------------------------------------

ALL CAP

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.59          1,060,134          $12,286           $11.57             785,957          $9,097
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.55            710,474           $8,207           $11.54             934,892         $10,790
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

PP-109632                              A13

                                                      CONTRACT CATEGORY: YR-2000

GROWTH AND INCOME

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.94            153,085           $1,522            $9.94             117,731          $1,170
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.93            145,711           $1,447            $9.93             106,689          $1,060
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

REAL ESTATE

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $26.44            201,444           $5,327           $25.97              84,007          $2,182
2/1/00          20.64                 --               --            20.30                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $25.34             73,304           $1,858           $25.04             187,941          $4,706
2/1/00          19.85                 --               --            19.63                  --              --
------------------------------------------------------------------------------------------------------------------

PP-109632                              A14

                                                      CONTRACT CATEGORY: YR-2000

VALUE EQUITY

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $19.38            441,746           $8,560           $19.20             137,699          $2,644
2/1/00          17.48                 --               --            17.35                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $18.97            292,124           $5,542           $18.85             159,386          $3,005
2/1/00          17.17                 --               --            17.08                  --              --
------------------------------------------------------------------------------------------------------------------

INVESTORS

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.26            284,722           $3,205           $11.24             195,360          $2,196
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.22            142,915           $1,604           $11.21             171,837          $1,926
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

PP-109632                              A5

                                                      CONTRACT CATEGORY: YR-2000

RISING DIVIDENDS

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $24.81            933,098          $23,151           $24.54             415,503         $10,196
2/1/00          25.53                 --               --            25.28                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $24.18            777,010          $18,789           $24.00             675,624         $16,218
2/1/00          24.96                 --               --            24.80                  --              --
------------------------------------------------------------------------------------------------------------------

MANAGED GLOBAL

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $20.08            750,758          $15,077           $19.83             604,037         $11,980
2/1/00          22.29                 --               --            22.04                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $19.51            563,242          $10,987           $19.34             463,007          $8,956
2/1/00          21.72                 --               --            21.56                  --              --
------------------------------------------------------------------------------------------------------------------

PP-109632                              A16

                                                      CONTRACT CATEGORY: YR-2000

LARGE CAP

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.54          1,336,030          $14,082           $10.53             898,930          $9,462
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.51          1,352,664          $14,211           $10.50             957,630         $10,052
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

HARD ASSETS

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $16.20             52,260             $847           $15.91              16,790            $268
2/1/00          16.12                 --               --            15.85                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $15.53             38,970             $605           $15.34             226,423          $3,473
2/1/00          15.50                 --               --            15.33                  --              --
------------------------------------------------------------------------------------------------------------------

PP-109632                              A17

                                                      CONTRACT CATEGORY: YR-2000

DIVERSIFIED MID-CAP

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.88            117,957           $1,165            $9.87              80,930            $799
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.87             54,269             $536            $9.87              85,833            $847
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

RESEARCH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $26.30          1,330,981          $35,004           $26.05             947,268         $24,677
2/1/00          26.94                 --               --            26.72                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $25.72            982,118          $25,263           $25.56             762,778         $19,497
2/1/00          26.43                 --               --            26.29                  --              --
------------------------------------------------------------------------------------------------------------------

PP-109632                              A8

                                                      CONTRACT CATEGORY: YR-2000

CAPITAL GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $17.17          1,094,587          $18,792           $17.04             713,992         $12,170
2/1/00          20.13                 --               --            20.01                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $16.88          1,152,543          $19,456           $16.80             855,505         $14,372
2/1/00          19.86                 --               --            19.78                  --              --
------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $25.03          1,040,006          $26,029           $24.70             817,633         $20,196
2/1/00          29.44                 --               --            29.09                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $24.27            954,271          $23,160           $24.06             939,691         $22,606
2/1/00          28.64                 --               --            28.41                  --              --
------------------------------------------------------------------------------------------------------------------

PP-109632                              A19

                                                      CONTRACT CATEGORY: YR-2000

SMALL CAP

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $18.35          1,408,858          $25,855           $18.21           1,032,944         $18,813
2/1/00          23.69                 --               --            23.54                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $18.03          1,132,599          $20,420           $17.94             796,744         $14,292
2/1/00          23.35                 --               --            23.25                  --              --
------------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $42.16          1,753,276          $73,918           $41.76           1,253,943         $52,367
2/1/00          38.56                 --               --            38.25                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $41.24          1,203,370          $49,624         $40.98             1,037,170         $42,500
2/1/00          37.84                 --               --          37.63                    --              --
------------------------------------------------------------------------------------------------------------------

PP-109632                              A20

                                                      CONTRACT CATEGORY: YR-2000

STRATEGIC EQUITY

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $18.85          1,625,333          $30,640           $18.70           1,123,877         $21,018
2/1/00          21.70                 --               --            21.56                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $18.50          1,178,007          $21,797           $18.40           1,048,080         $19,290
2/1/00          21.37                 --               --            21.27                  --              --
------------------------------------------------------------------------------------------------------------------

SPECIAL SITUATIONS

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.89             74,682             $664            $8.88              66,355            $590
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.88             62,018             $551            $8.88              76,925            $683
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

PP-109632                              A21

                                                      CONTRACT CATEGORY: YR-2000

GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $21.96          4,258,723          $93,528           $21.80           2,928,424         $63,849
2/1/00          29.12                 --               --            28.95                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $21.59          3,643,517          $78,679           $21.49           2,613,215         $56,158
2/1/00          28.72                 --               --            28.61                  --              --
------------------------------------------------------------------------------------------------------------------

DEVELOPING WORLD

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $7.57            697,071           $5,276            $7.54             601,379          $4,532
2/1/00          11.66                 --               --            11.63                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $7.49            543,779           $4,074            $7.47             255,267          $1,907
2/1/00          11.58                 --               --            11.56                  --              --
------------------------------------------------------------------------------------------------------------------

PP-109632                              A22

                                                      CONTRACT CATEGORY: YR-2000


PIMCO HIGH YIELD BOND

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.00            791,752           $7,915            $9.96             488,604          $4,864
2/1/00          10.16                 --               --            10.13                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.90            614,107           $6,081            $9.88             376,280          $3,716
2/1/00          10.09                 --               --            10.07                  --              --
------------------------------------------------------------------------------------------------------------------


PIMCO STOCKSPLUS GROWTH AND INCOME

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.70          1,024,674          $11,993           $11.66             607,993          $7,087
2/1/00          12.52                 --               --            12.49                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.59          1,152,615          $13,363           $11.56             773,157          $8,939
2/1/00          12.45                 --               --            12.42                  --              --
------------------------------------------------------------------------------------------------------------------

PP-109632                              A23

                                                      CONTRACT CATEGORY: YR-2000
INTERNATIONAL EQUITY

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.43          1,257,278          $14,366           $11.34             804,897          $9,131
2/1/00          15.02                 --               --            14.93                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.23          1,033,869          $11,615           $11.18             685,944          $7,669
2/1/00          14.81                 --               --            14.76                  --              --
------------------------------------------------------------------------------------------------------------------


PILGRIM GLOBAL BRAND NAMES (FORMERLY, ING GLOBAL BRAND NAMES

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.75            152,183           $1,332            $8.74              68,913            $602
5/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.73             81,541             $712            $8.72              66,057            $576
5/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

PP-109632                              A24


                                                      CONTRACT CATEGORY: YR-2000
PRUDENTIAL JENNISON

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $7.84            203,449           $1,596            $7.84              74,994            $588
5/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $7.82             85,906             $672            $7.82             134,056          $1,048
5/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------


SP JENNISON INTERNATIONAL GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.56             37,645             $322            $8.56              53,910            $461
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.55             12,698             $108            $8.55              26,429            $226
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

PP-109632                              A25

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
--------------------------------------------------------------------------------
                                   APPENDIX B
--------------------------------------------------------------------------------

                        MARKET VALUE ADJUSTMENT EXAMPLES

EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT
     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7-year guaranteed interest period ("J") is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

     1. The contract value of the Fixed Interest Allocation on the date of surrender is
                                              3
                    $124,230 ($100,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Market Value Adjustment =
                                            2,555/365
               $124,230 x  [( 1.07/1.0850 )           -1]= $11,535

     Therefore, the amount paid to you on full surrender ignoring any surrender charge is $112,695 ($124,230 - $11,535).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT
     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7-year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

     1. The contract value of the Fixed Interest Allocation on the date of surrender is
                                              3
                    $124,230 ($100,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Market Value Adjustment =
                                            2,555/365
               $124,230 x  [( 1.07/1.0650 )           -1]= $4,141

     Therefore, the amount paid to you on full surrender ignoring any surrender charge is $128,371 ($124,230 + $4,141 ).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT
     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $112,695 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7-year guaranteed interest period is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

PP-109632                              B1

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

     1.   The contract value of the Fixed Interest Allocation on the date of
          withdrawal is                   3
               $248,459 ( $200,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Amount that must be withdrawn =
                                          2,555/365
               [ $112,695 / (1.07/1.0850)          ] = $124,230

     Then calculate the Market Value Adjustment on that amount.

     4.   Market Value Adjustment =
                                         2,555/365
               $124,230 x [(1.07/1.0850)            -1 ] = $11,535

     Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $112,695 as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $112,695, and also reduced by the Market Value Adjustment of $11,535, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4:  WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT
     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $128,371 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7-year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

     1.   The contract value of the Fixed Interest Allocation on the date of
          withdrawal is                   3
               $248,459 ( $200,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Amount that must be withdrawn =
                                          2,555/365
               [ $128,371 / (1.07/1.0650)           ] = $124,230

     Then calculate the Market Value Adjustment on that amount.

     4.   Market Value Adjustment =
                                         2,555/365
               $124,230 x [(1.07/1.0650)           -1 ] = $4,141

     Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $128,371, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $128,371, but increased by the Market Value Adjustment of $4,141, for a total reduction in the Fixed Interest Allocation of $124,230.

PP-109632                              B2

--------------------------------------------------------------------------------
                                   APPENDIX C
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fifth contract year of 15% of the contract value of $35,000.

In this example, $3,500 ($35,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $5,250 ($35,000 x .15). Therefore, $1,750 ($5,250 -
$3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 7% surrender charge of $122.50 ($1,750 x .07). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

PP-109632                              C1

                       This page intentionally left blank.

--------------------------------------------------------------------------------
                                   APPENDIX D
--------------------------------------------------------------------------------

          WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT EXAMPLES

EXAMPLE #1: THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000 (including credits), AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

          MGDB after Pro rata Withdrawal = $90,000 ($120,000 - $30,000)

          AV after Pro rata Withdrawal = $60,000 ($80,000 - $20,000)

EXAMPLE #2:  THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000 (including credits), AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

          MGDB after Pro rata Withdrawal = $105,000 ($120,000 - $15,000)

          AV after Pro rata Withdrawal = $140,000 ($160,000 - $20,000)

PP-109632                              D1

EXAMPLE #3:  THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

     Assume a premium payment of $100,000 (including credits), AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

          MGDB after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

          AV after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

PP-109632                              D2

--------------------------------------------------------------------------------
                                   APPENDIX E
--------------------------------------------------------------------------------

             DEATH BENEFITS FOR PRE-2000 OR YR-2000 CONTRACT OWNERS

Your death benefits and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you chose. There are three categories of contract owners covered by the Prospectus. For ease of reference, they are called Pre-2000, Yr-2000 and Yr-2001.

Pre-2000: a) All contracts purchased prior to February 1, 2000; and b) Contracts purchased on or after February 1, 2000 which offer only three death benefit options (as approved in the state of issue at the time of purchase).

Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options (as approved in the state of issue at the time of purchase) including the Annual Ratchet Enhanced Death Benefit to age 80.

Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options (as approved in the state of issue at the time of purchase) including the Annual Ratchet Enhanced Death Benefit to age 90.

The purpose of this Appendix E is to describe the death benefits and the mortality and expense risk charges applicable to contract owners in Pre-2000 and Yr-2000. Other than where noted, the benefits described in this Appendix apply to both Pre-2000 and Yr-2000. The death benefits and mortality and expense risk charges for contract owners in Yr-2001 are described in the Prospectus. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

DEATH BENEFIT
Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     IF YOU ARE IN PRE-2000:

          1) the contract value minus any credits added within 1 year prior to death;

          2) the total premium payments made under the Contract after subtracting any withdrawals; or

          3)   the cash surrender value.

     IF YOU ARE IN YR-2000:

          1) the contract value minus any credits added within 1 year prior to death;

          2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal;

          3)   the cash surrender value; or

          4) the total premium payments plus credits made under the Contract reduced by a pro rata adjustment for any withdrawals, minus any credits added within 1 year prior to death.

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

          1) the contract value minus any credits added within 1 year prior to death;

          2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawals*;

          3)   the cash surrender value; or

          4) the enhanced death benefit minus any credits added within 1 year of death, which we determine as follows:

PP-109632                              E1

               IF YOU ARE IN PRE-2000:

               We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium and the credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, then we subtract any withdrawals (including any market value adjustment applied to such withdrawal) since the preceding day, and then we subtract any associated surrender charges. The maximum enhanced death benefit is 2 times all premium payments and credits added, less an amount to reflect withdrawals.

               Note: The actual interest rate used for calculating the death benefit for the Liquid Asset and Limited Maturity Bond investment portfolios will be the lesser of the 7% annual effective rate or the net rate of return for such portfolios during the applicable period. The interest rate used for calculating the death benefit for your investment in the fixed account will be the lesser of the 7% annual effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit.

               IF YOU ARE IN YR-2000:

               We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium and the credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 7% per year of cumulative premiums and premium credits. Special withdrawals shall reduce the 7% Solution Enhanced Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro rata adjustment to the death benefit is made. The maximum enhanced death benefit is 3 times all premium payments and credits added, adjusted to reflect withdrawals. Each accumulated initial or additional premium payment and credit will continue to grow at the 7% annual effective rate until the maximum enhanced death is reached or the contract owner attains age 80, if earlier.

               Note for current Special Funds: Certain investment portfolios and the Fixed Account are designated as "Special Funds" for purposes of calculating the 7% Solution Enhanced Death Benefit. In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio. The actual interest rate used for calculating the 7% Solution Enhanced Death Benefit for Special Funds will be the lesser of (1) 7% and (2) the interest rate, positive or negative, providing a yield on the enhanced death benefit for Special Funds equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Thus selecting these investment portfolios and/or the Fixed Account may limit or reduce the enhanced death benefit.

PP-109632                              E2

               * For contracts in Pre-2000, total premium payments made under the Contract after subtracting any withdrawals.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1) the contract value minus any credits added within 1 year prior to death;

     2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal*;

     3)   the cash surrender value; or

     4) the enhanced death benefit minus any credits added within 1 year prior to death, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount: On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium paid and credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, and then we adjust for any withdrawals on a pro-rata basis* (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. That amount becomes the new enhanced death benefit.

          * For contracts in Pre-2000, withdrawals are subtracted on a dollar for dollar, not pro-rata, basis.

Under the MAX 7 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. THE MAX 7 ENHANCED DEATH BENEFIT IS NOT AVAILABLE TO PRE-2000 CONTRACT OWNERS.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. ALL ENHANCED DEATH BENEFITS MAY NOT BE AVAILABLE IN EVERY STATE OR UNDER ALL CONTRACTS.

MORTALITY AND EXPENSE RISK CHARGE
The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge for Yr-2001 contract owners is shown in the Prospectus. The mortality and expense risk charge (depending on the death benefit you chose) and the asset-based administrative charge, on an annual basis, for Pre-2000 and Yr-2000 contract owners are as follows:

PP-109632                              E3

---------
Pre-2000:
---------

     ---------------------------------------------------------------------------
                                         STANDARD      ENHANCED DEATH BENEFITS
                                      DEATH BENEFIT  ANNUAL RATCHET  7% SOLUTION
     ---------------------------------------------------------------------------
     Mortality & Expense Risk Charge       1.25%          1.40%          1.55%
     Asset-Based Administrative Charge     0.15%          0.15%          0.15%
                                           -----          -----          -----
          Total                            1.40%          1.55%          1.70%
     ---------------------------------------------------------------------------

The charge is deducted each business day at the rate of .003446% (Standard);
 .003863% (Annual Ratchet); or .004280% (7% Solution), respectively, for each day since the previous business day.

EXPENSE EXAMPLES FOR PRE-2000
The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns 5% annually. Each example assumes election of the 7% Solution Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $86,000). Examples 1 and 2 also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, except for the Liquid Asset and Limited Maturity Bond portfolios, where the assumed charge is 0.50% annually, and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing by 7% per year (or by 5%, the assumed net rate for Liquid Asset and Limited Maturity Bond portfolios). The annual charge of 0.75% results from the assumption of a 7% annual increase in the rider base, but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to an increasing charge of 0.125% per quarter over the same period. If the Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit is elected instead of the 7% Solution Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume applicable surrender charges.

PP-109632                              E4

Example 1:
If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $113      $180      $239      $365
--------------------------------------------------------------------------------
Limited Maturity Bond                       $113      $180      $239      $365
--------------------------------------------------------------------------------
Core Bond                                   $120      $201      $274      $421
--------------------------------------------------------------------------------
Fully Managed                               $119      $199      $271      $415
--------------------------------------------------------------------------------
Total Return                                $119      $197      $268      $410
--------------------------------------------------------------------------------
Asset Allocation Growth                     $120      $201      $274      $421
--------------------------------------------------------------------------------
Equity Income                               $119      $199      $271      $415
--------------------------------------------------------------------------------
All Cap                                     $120      $201      $274      $421
--------------------------------------------------------------------------------
Growth and Income                           $121      $204      $279      $430
--------------------------------------------------------------------------------
Real Estate                                 $119      $199      $271      $415
--------------------------------------------------------------------------------
Value Equity                                $119      $199      $271      $415
--------------------------------------------------------------------------------
Investors                                   $120      $201      $274      $421
--------------------------------------------------------------------------------
International Equity                        $122      $208      $286      $443
--------------------------------------------------------------------------------
Rising Dividends                            $119      $199      $271      $415
--------------------------------------------------------------------------------
Managed Global                              $122      $208      $286      $443
--------------------------------------------------------------------------------
Large Cap Value                             $120      $201      $274      $421
--------------------------------------------------------------------------------
Hard Assets                                 $119      $199      $271      $415
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $120      $201      $274      $421
--------------------------------------------------------------------------------
Research                                    $119      $197      $268      $410
--------------------------------------------------------------------------------
Capital Growth                              $120      $201      $274      $420
--------------------------------------------------------------------------------
Capital Appreciation                        $119      $199      $271      $415
--------------------------------------------------------------------------------
Small Cap                                   $119      $199      $271      $415
--------------------------------------------------------------------------------
Mid-Cap Growth                              $119      $197      $268      $410
--------------------------------------------------------------------------------
Strategic Equity                            $119      $199      $271      $415
--------------------------------------------------------------------------------
Special Situations                          $121      $204      $279      $430
--------------------------------------------------------------------------------
Growth                                      $120      $201      $274      $420
--------------------------------------------------------------------------------
Developing World                            $128      $223      $310      $485
--------------------------------------------------------------------------------
Internet Tollkeeper                         $129      $226      $314      $493
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $117      $193      $261      $397
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $116      $190      $256      $388
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $123      $210      $289      $447

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $122      $208      $285      $440
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $120      $202      $276      $423
--------------------------------------------------------------------------------
SP Jennison International Growth            $126      $220      $304      $475
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $121      $204      $278      $429
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $121      $204      $278      $429
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $121      $204      $278      $429

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $128      $224      $312      $488
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $128      $224      $312      $488
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $127      $223      $309      $484
--------------------------------------------------------------------------------

PP-109632                              E5

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $ 33      $100      $169      $355
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 33      $100      $169      $355
--------------------------------------------------------------------------------
Core Bond                                   $ 40      $121      $204      $421
--------------------------------------------------------------------------------
Fully Managed                               $ 39      $119      $201      $415
--------------------------------------------------------------------------------
Total Return                                $ 39      $117      $198      $410
--------------------------------------------------------------------------------
Asset Allocation Growth                     $ 40      $121      $204      $421
--------------------------------------------------------------------------------
Equity Income                               $ 39      $119      $201      $415
--------------------------------------------------------------------------------
All Cap                                     $ 40      $121      $204      $421
--------------------------------------------------------------------------------
Growth and Income                           $ 41      $124      $209      $430
--------------------------------------------------------------------------------
Real Estate                                 $ 39      $119      $201      $415
--------------------------------------------------------------------------------
Value Equity                                $ 39      $119      $201      $415
--------------------------------------------------------------------------------
Investors                                   $ 40      $121      $204      $421
--------------------------------------------------------------------------------
International Equity                        $ 42      $128      $216      $443
--------------------------------------------------------------------------------
Rising Dividends                            $ 39      $119      $201      $415
--------------------------------------------------------------------------------
Managed Global                              $ 42      $128      $216      $443
--------------------------------------------------------------------------------
Large Cap Value                             $ 40      $121      $204      $421
--------------------------------------------------------------------------------
Hard Assets                                 $ 39      $119      $201      $415
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 40      $121      $204      $421
--------------------------------------------------------------------------------
Research                                    $ 39      $117      $198      $410
--------------------------------------------------------------------------------
Capital Growth                              $ 40      $121      $204      $420
--------------------------------------------------------------------------------
Capital Appreciation                        $ 39      $119      $201      $415
--------------------------------------------------------------------------------
Small Cap                                   $ 39      $119      $201      $415
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 39      $117      $198      $410
--------------------------------------------------------------------------------
Strategic Equity                            $ 39      $119      $201      $415
--------------------------------------------------------------------------------
Special Situations                          $ 41      $124      $209      $430
--------------------------------------------------------------------------------
Growth                                      $ 40      $121      $204      $420
--------------------------------------------------------------------------------
Developing World                            $ 48      $143      $240      $485
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 49      $146      $244      $493
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $ 37      $113      $191      $397
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 36      $110      $186      $388
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $ 43      $129      $218      $445

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $ 42      $128      $215      $440
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $ 40      $122      $206      $423
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 46      $140      $234      $475
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $ 41      $124      $208      $429
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $ 41      $124      $208      $429
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $ 41      $124      $208      $429

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 48      $144      $242      $488
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 48      $144      $242      $488
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 47      $143      $239      $484
--------------------------------------------------------------------------------

PP-109632                              E6

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $104      $155      $198      $274
--------------------------------------------------------------------------------
Limited Maturity Bond                       $104      $155      $198      $274
--------------------------------------------------------------------------------
Core Bond                                   $109      $169      $222      $321
--------------------------------------------------------------------------------
Fully Managed                               $108      $167      $219      $315
--------------------------------------------------------------------------------
Total Return                                $108      $165      $216      $309
--------------------------------------------------------------------------------
Asset Allocation Growth                     $109      $169      $222      $321
--------------------------------------------------------------------------------
Equity Income                               $108      $167      $219      $315
--------------------------------------------------------------------------------
All Cap                                     $109      $169      $222      $321
--------------------------------------------------------------------------------
Growth and Income                           $110      $172      $227      $331
--------------------------------------------------------------------------------
Real Estate                                 $108      $167      $219      $315
--------------------------------------------------------------------------------
Value Equity                                $108      $167      $219      $315
--------------------------------------------------------------------------------
Investors                                   $109      $169      $222      $321
--------------------------------------------------------------------------------
International Equity                        $112      $177      $234      $346
--------------------------------------------------------------------------------
Rising Dividends                            $108      $167      $219      $315
--------------------------------------------------------------------------------
Managed Global                              $112      $177      $234      $346
--------------------------------------------------------------------------------
Large Cap Value                             $109      $169      $222      $321
--------------------------------------------------------------------------------
Hard Assets                                 $108      $167      $219      $315
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $109      $169      $222      $321
--------------------------------------------------------------------------------
Research                                    $108      $165      $216      $309
--------------------------------------------------------------------------------
Capital Growth                              $109      $169      $221      $320
--------------------------------------------------------------------------------
Capital Appreciation                        $108      $167      $219      $315
--------------------------------------------------------------------------------
Small Cap                                   $108      $167      $219      $315
--------------------------------------------------------------------------------
Mid-Cap Growth                              $108      $165      $216      $309
--------------------------------------------------------------------------------
Strategic Equity                            $108      $167      $219      $315
--------------------------------------------------------------------------------
Special Situations                          $110      $172      $227      $331
--------------------------------------------------------------------------------
Growth                                      $109      $169      $221      $320
--------------------------------------------------------------------------------
Developing World                            $117      $192      $259      $393
--------------------------------------------------------------------------------
Internet Tollkeeper                         $118      $195      $264      $403
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $106      $161      $208      $295
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $105      $158      $203      $285
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUSTRUST
International Equity                        $112      $178      $237      $351

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $111      $176      $233      $343
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $109      $170      $223      $324
--------------------------------------------------------------------------------
SP Jennison International Growth            $116      $188      $254      $382
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $110      $172      $226      $330
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $110      $172      $226      $330
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $110      $172      $226      $330

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $128      $193      $261      $397
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $128      $193      $261      $397
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $128      $192      $259      $393
--------------------------------------------------------------------------------

PP-109632                              E7

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $ 24      $ 75      $128      $274
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 24      $ 75      $128      $274
--------------------------------------------------------------------------------
Core Bond                                   $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
Fully Managed                               $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
Total Return                                $ 28      $ 85      $146      $309
--------------------------------------------------------------------------------
Asset Allocation Growth                     $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
Equity Income                               $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
All Cap                                     $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
Growth and Income                           $ 30      $ 92      $157      $331
--------------------------------------------------------------------------------
Real Estate                                 $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
Value Equity                                $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
Investors                                   $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
International Equity                        $ 32      $ 97      $164      $346
--------------------------------------------------------------------------------
Rising Dividends                            $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
Managed Global                              $ 32      $ 97      $164      $346
--------------------------------------------------------------------------------
Large Cap Value                             $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
Hard Assets                                 $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
Research                                    $ 28      $ 85      $146      $309
--------------------------------------------------------------------------------
Capital Growth                              $ 29      $ 89      $151      $320
--------------------------------------------------------------------------------
Capital Appreciation                        $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
Small Cap                                   $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 28      $ 85      $146      $309
--------------------------------------------------------------------------------
Strategic Equity                            $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
Special Situations                          $ 30      $ 92      $157      $330
--------------------------------------------------------------------------------
Growth                                      $ 29      $ 89      $151      $320
--------------------------------------------------------------------------------
Developing World                            $ 37      $112      $189      $393
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 38      $115      $194      $403
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $ 26      $ 81      $138      $295
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 25      $ 78      $133      $285
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $ 32      $ 98      $167      $351

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $ 31      $ 96      $163      $343
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $ 29      $ 90      $153      $324
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 36      $108      $184      $382
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $ 30      $ 92      $156      $330
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $ 30      $ 92      $156      $330
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $ 30      $ 92      $156      $330

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 37      $113      $191      $397
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 37      $113      $191      $397
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 37      $112      $189      $393
--------------------------------------------------------------------------------

PP-109632                              E8

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

--------
Yr-2000:
--------

     -----------------------------------------------------------------------------------------
                                          STANDARD               ENHANCED DEATH BENEFITS
                                        DEATH BENEFIT  ANNUAL RATCHET  7% SOLUTION       MAX 7
     -----------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge        1.30%          1.45%          1.65%          1.75%
     Asset-Based Administrative Charge      0.15%          0.15%          0.15%          0.15%
                                            -----          -----          -----          -----
          Total                             1.45%          1.60%          1.80%          1.90%
     -----------------------------------------------------------------------------------------

The charge is deducted each business day at the rate of .003585% (Standard);
 .004002% (Annual Ratchet); 004558% (7% Solution); or .004837% (Max 7),
respectively, for each day since the previous business day.

EXPENSE EXAMPLES FOR YR-2000
The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns 5% annually. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $86,000). Examples 1 and 2 also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, except for the Liquid Asset and Limited Maturity Bond portfolios, where the charge is 0.50% annually, and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing by 7% per year (or by 5%, the assumed net rate for Liquid Asset and Limited MaturityBond portfolios). The annual charge of 0.75% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to an increasing charge of 0.125% per quarter over the same period. If the Standard Death Benefit, the Annual Ratchet Enhanced Benefit or the 7% Solution Enhanced Death Benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 cotnract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume applicable surrender charges.

PP-109632                              E9

Example 1:
If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $117      $193      $261      $397
--------------------------------------------------------------------------------
Limited Maturity Bond                       $117      $193      $261      $397
--------------------------------------------------------------------------------
Core Bond                                   $122      $207      $284      $438
--------------------------------------------------------------------------------
Fully Managed                               $121      $205      $281      $433
--------------------------------------------------------------------------------
Total Return                                $121      $203      $278      $428
--------------------------------------------------------------------------------
Asset Allocation Growth                     $122      $207      $284      $438
--------------------------------------------------------------------------------
Equity Income                               $121      $205      $281      $433
--------------------------------------------------------------------------------
All Cap                                     $122      $207      $284      $438
--------------------------------------------------------------------------------
Growth and Income                           $123      $210      $289      $447
--------------------------------------------------------------------------------
Real Estate                                 $121      $205      $281      $433
--------------------------------------------------------------------------------
Value Equity                                $121      $205      $281      $433
--------------------------------------------------------------------------------
Investors                                   $122      $207      $284      $438
--------------------------------------------------------------------------------
International Equity                        $124      $214      $296      $460
--------------------------------------------------------------------------------
Rising Dividends                            $121      $205      $281      $433
--------------------------------------------------------------------------------
Managed Global                              $124      $214      $296      $460
--------------------------------------------------------------------------------
Large Cap Value                             $122      $207      $284      $438
--------------------------------------------------------------------------------
Hard Assets                                 $121      $205      $281      $433
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $122      $207      $284      $438
--------------------------------------------------------------------------------
Research                                    $121      $203      $278      $428
--------------------------------------------------------------------------------
Capital Growth                              $122      $207      $283      $437
--------------------------------------------------------------------------------
Capital Appreciation                        $121      $205      $281      $433
--------------------------------------------------------------------------------
Small Cap                                   $121      $205      $281      $433
--------------------------------------------------------------------------------
Mid-Cap Growth                              $121      $203      $278      $428
--------------------------------------------------------------------------------
Strategic Equity                            $121      $205      $281      $433
--------------------------------------------------------------------------------
Special Situations                          $123      $210      $289      $447
--------------------------------------------------------------------------------
Growth                                      $122      $207      $283      $437
--------------------------------------------------------------------------------
Developing World                            $130      $229      $319      $501
--------------------------------------------------------------------------------
Internet Tollkeeper                         $131      $232      $324      $509
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $119      $199      $271      $415
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $118      $196      $266      $406
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $125      $216      $298      $464

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $124      $214      $294      $457
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $122      $208      $285      $441
--------------------------------------------------------------------------------
SP Jennison International Growth            $128      $226      $313      $491
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $123      $210      $288      $446
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $123      $210      $288      $446
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $123      $210      $288      $446

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $130      $230      $321      $504
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $130      $230      $321      $504
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $129      $229      $319      $500
--------------------------------------------------------------------------------

PP-109632                              E10

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $ 37      $113      $191      $397
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 37      $113      $191      $397
--------------------------------------------------------------------------------
Core Bond                                   $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Fully Managed                               $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Total Return                                $ 41      $123      $208      $428
--------------------------------------------------------------------------------
Asset Allocation Growth                     $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Equity Income                               $ 41      $125      $211      $433
--------------------------------------------------------------------------------
All Cap                                     $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Growth and Income                           $ 43      $130      $219      $447
--------------------------------------------------------------------------------
Real Estate                                 $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Value Equity                                $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Investors                                   $ 42      $127      $214      $438
--------------------------------------------------------------------------------
International Equity                        $ 45      $134      $226      $460
--------------------------------------------------------------------------------
Rising Dividends                            $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Managed Global                              $ 45      $134      $226      $460
--------------------------------------------------------------------------------
Large Cap Value                             $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Hard Assets                                 $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Research                                    $ 41      $123      $208      $428
--------------------------------------------------------------------------------
Capital Growth                              $ 42      $127      $213      $437
--------------------------------------------------------------------------------
Capital Appreciation                        $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Small Cap                                   $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 41      $123      $208      $428
--------------------------------------------------------------------------------
Strategic Equity                            $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Special Situations                          $ 43      $130      $219      $447
--------------------------------------------------------------------------------
Growth                                      $ 42      $127      $213      $437
--------------------------------------------------------------------------------
Developing World                            $ 50      $149      $249      $501
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 51      $152      $254      $509
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $ 39      $119      $201      $415
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 38      $116      $196      $406
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $ 45      $136      $228      $464

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $ 44      $134      $224      $457
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $ 42      $128      $215      $441
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 48      $146      $244      $491
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $ 43      $130      $219      $446
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $ 43      $130      $219      $446
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $ 43      $130      $219      $446

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 50      $151      $251      $504
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 50      $151      $251      $504
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 50      $149      $249      $500
--------------------------------------------------------------------------------

PP-109632                              E11

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $106      $161      $208      $295
--------------------------------------------------------------------------------
Limited Maturity Bond                       $106      $161      $208      $295
--------------------------------------------------------------------------------
Core Bond                                   $111      $175      $232      $341
--------------------------------------------------------------------------------
Fully Managed                               $110      $173      $229      $335
--------------------------------------------------------------------------------
Total Return                                $110      $172      $226      $329
--------------------------------------------------------------------------------
Asset Allocation Growth                     $111      $175      $232      $341
--------------------------------------------------------------------------------
Equity Income                               $110      $173      $229      $335
--------------------------------------------------------------------------------
All Cap                                     $111      $175      $232      $341
--------------------------------------------------------------------------------
Growth and Income                           $112      $178      $237      $351
--------------------------------------------------------------------------------
Real Estate                                 $110      $173      $229      $335
--------------------------------------------------------------------------------
Value Equity                                $110      $173      $229      $335
--------------------------------------------------------------------------------
Investors                                   $111      $175      $232      $341
--------------------------------------------------------------------------------
International Equity                        $114      $183      $245      $365
--------------------------------------------------------------------------------
Rising Dividends                            $110      $173      $229      $335
--------------------------------------------------------------------------------
Managed Global                              $114      $183      $245      $365
--------------------------------------------------------------------------------
Large Cap Value                             $111      $175      $232      $341
--------------------------------------------------------------------------------
Hard Assets                                 $110      $173      $229      $335
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $111      $175      $232      $341
--------------------------------------------------------------------------------
Research                                    $110      $172      $226      $329
--------------------------------------------------------------------------------
Capital Growth                              $111      $175      $231      $340
--------------------------------------------------------------------------------
Capital Appreciation                        $110      $173      $229      $335
--------------------------------------------------------------------------------
Small Cap                                   $110      $173      $229      $335
--------------------------------------------------------------------------------
Mid-Cap Growth                              $110      $172      $226      $329
--------------------------------------------------------------------------------
Strategic Equity                            $110      $173      $229      $335
--------------------------------------------------------------------------------
Special Situations                          $112      $178      $237      $351
--------------------------------------------------------------------------------
Growth                                      $111      $175      $231      $340
--------------------------------------------------------------------------------
Developing World                            $119      $198      $269      $412
--------------------------------------------------------------------------------
Internet Tollkeeper                         $120      $201      $274      $421
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $108      $167      $219      $315
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $107      $164      $214      $305
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $114      $184      $247      $370

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $113      $182      $243      $362
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $111      $176      $233      $344
--------------------------------------------------------------------------------
SP Jennison International Growth            $118      $194      $263      $401
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $112      $178      $237      $350
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $112      $178      $237      $350
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $112      $178      $237      $350

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $119      $199      $271      $415
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $119      $199      $271      $415
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $119      $198      $269      $411
--------------------------------------------------------------------------------

PP-109632                              E12

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $ 26      $ 81      $138      $295
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 26      $ 81      $138      $295
--------------------------------------------------------------------------------
Core Bond                                   $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Fully Managed                               $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Total Return                                $ 30      $ 92      $156      $329
--------------------------------------------------------------------------------
Asset Allocation Growth                     $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Equity Income                               $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
All Cap                                     $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Growth and Income                           $ 32      $ 98      $167      $351
--------------------------------------------------------------------------------
Real Estate                                 $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Value Equity                                $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Investors                                   $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
International Equity                        $ 34      $103      $175      $365
--------------------------------------------------------------------------------
Rising Dividends                            $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Managed Global                              $ 34      $103      $175      $365
--------------------------------------------------------------------------------
Large Cap Value                             $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Hard Assets                                 $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Research                                    $ 30      $ 92      $156      $329
--------------------------------------------------------------------------------
Capital Growth                              $ 31      $ 95      $161      $340
--------------------------------------------------------------------------------
Capital Appreciation                        $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Small Cap                                   $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 30      $ 92      $156      $329
--------------------------------------------------------------------------------
Strategic Equity                            $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Special Situations                          $ 32      $ 98      $167      $351
--------------------------------------------------------------------------------
Growth                                      $ 31      $ 95      $161      $340
--------------------------------------------------------------------------------
Developing World                            $ 39      $118      $199      $412
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 40      $121      $204      $421
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 27      $ 84      $144      $305
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $ 34      $104      $177      $370

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $ 33      $102      $173      $362
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $ 31      $ 96      $163      $344
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 38      $114      $193      $401
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $ 32      $ 98      $167      $350
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $ 32      $ 98      $167      $350
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $ 32      $ 98      $167      $350
--------------------------------------------------------------------------------

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 39      $119      $201      $415
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 39      $119      $201      $415
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 39      $118      $199      $411
--------------------------------------------------------------------------------

PP-109632                              E13

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

DEATH BENEFIT FOR EXCLUDED FUNDS
We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

PP-109632                              E14

--------------------------------------------------------------------------------
                                   APPENDIX F
--------------------------------------------------------------------------------


       OPTIONAL RIDER BENEFITS FOR PRE- 2000 AND YEAR 2000 CONTRACT OWNERS



The following is a description of the optional rider benefits for Pre-2000 and Yr-2000 contract owners who elected an optional rider benefit.

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. IF YOU NEVER INVEST IN EXCLUDED FUNDS, YOUR RIDER BENEFITS WILL BE UNAFFECTED. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER BENEFITS

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, any guarantee of an optional rider benefit does not apply to those amounts. The optional rider benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

For each rider benefit component contained in your rider, a corresponding component will be created for allocations to Excluded Funds. Transfers from Excluded Funds to Non-Excluded funds will reduce all rider benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed rider benefit, the resulting increase in the Non-Excluded Funds rider benefit component will equal the lesser of the reduction in the rider benefit component for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed benefit will equal the reduction in the maximum guaranteed benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds rider benefit component on a pro rata basis. The resulting increase in the rider benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds benefit.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

OPTIONAL RIDER BENEFIT

A. MINIMUM GUARANTEED ACCUMULATION BENEFIT ("MGAB"). We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period

PP-109632                              F1
               after your
               rider date, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option, except for the Special Funds which require special calculations, your MGAB Base is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Base Rate, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date. The MGAB Base Rate for allocations other than allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

               ONLY PREMIUMS AND CREDITS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

               If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums and credits added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

               For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period. THE MGAB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGAB benefit.

               If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period.

     2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

B. MINIMUM GUARANTEED INCOME BENEFIT ("MGIB"). On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the

PP-109632                              F2
          amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial premium and credit, plus any additional premiums and credits added to your Contract during the 5-year period after your contract date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Premiums and credits paid less than 5 years prior to the earliest MGIB Benefit Date are excluded from the MGIB Base.

          (ii) If you purchased the MGIB rider after the contract date, except for the Special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date plus any eligible premiums and credits added to your Contract during the 5-year period after your rider date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Eligible additional premium payments and credits are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums and credits paid after the 5th rider anniversary are excluded from the MGIB Base.

          (iii) For any Special Fund, if the actual earnings and/or the interest credited to the contract value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund. THE MGIB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGIB benefit.

               Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB Base pro rata to the percentage of the contract value withdrawn.

               We offer a 7% MGIB Base Rate, except for the Special Funds. The Company may at its discretion discontinue offering this rate. The MGIB Base Rate is an annual effective rate.

               The MGIB Base is subject to the MGIB Base Maximum. The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums and credits, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date.

     2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

          Two MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

PP-109632                              F3

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

C. MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

          (i)  your contract value is greater than zero;

          (ii) your MGWB Withdrawal Account is greater than zero;

          (iii) your latest allowable annuity start date has not been reached;

          (iv) you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible Payment Amount pro rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

          (i)  your MGWB Withdrawal Account is greater than zero;

          (ii) your latest allowable annuity start date has not been reached;

          (iii) you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is

PP-109632                              F4
exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

PP-109632                              F5

                             ING VARIABLE ANNUITIES

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.
--------------------------------------------------------------------------------

109632   Premium Plus                                                 05/01/2001

                      PROFILE AND PROSPECTUS OF
                     GOLDENSELECT PREMIUM PLUS-GALAXY/R/
                             (FORM TWO)

ING VARIABLE ANNUITIES

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                                   PROFILE OF

                          GOLDENSELECT PREMIUM PLUS(R)

                                    FEATURING

                               THE GALAXY VIP FUND

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT


                                   MAY 1, 2001


     --------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     --------------------------------------------------------------------

--------------------------------------------------------------------------------


1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. It is offered exclusively to customers of Fleet Financial Group, Inc. and its affiliates. The Contract features a minimum 4% credit to each premium you pay. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of 44 mutual fund investment portfolios through our Separate Account B and/or (ii) in a fixed account of Golden American with guaranteed interest periods. The 44 mutual fund portfolios are listed on page 4. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years in the fixed account. We set the interest rates in the fixed account (which will never be less than 3%) periodically. We may credit a different interest rate for each interest period. The interest you earn in the fixed account as well as your principal is guaranteed by Golden American as long as you do not take your money out before the maturity date for the applicable interest period. If you withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you take out. Generally, the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

The Contract offers a choice of death benefit options. You may choose the Standard or one of the enhanced death benefit options, described on page 11. Your choice of death benefit will affect your mortality and expense risk charge. Subject to state availability, you may also elect, for an additional charge, an earnings m ltiplier benefit rider. Please see page 5 for a description of the applicable charge. The earnings multiplier benefit rider provides a separate death benefit in addition to the death benefit option

PREMIUM PLUS PROFILE                                     PROSPECTUS BEGINS AFTER
109658                                                   PAGE 14 OF THIS PROFILE
you select. The earnings multiplier benefit rider is available for non-qualified contracts only. For a description of the earnings multiplier benefit rider, please see page 11. To find out about availability, check with our Customer Service Center.

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose. There are three categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000 and Yr-2001 contract owners. If you currently are a contract owner, the category of your contract is indicated in the cover letter which accompanies this prospectus. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as approved in the state of issue at the time of purchase);

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options (as approved in the state of issue at the time of purchase), including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80:

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options (as approved in the state of issue at the time of purchase), including the Annual Ratchet Enhanced Death Benefit to age 90, and contain new Special Funds language.

Other than as specifically noted, this Profile and Prospectus describe the benefits applicable to all categories of contract owners.

Subject to state availability, you may also elect, for an additional charge, one of three optional riders offering specified benefits featured in the prospectus for the contract. The three optional benefit riders are listed on page 13.
The optional benefit riders can provide protection under certain circumstances in the event that unfavorable investment performance has lowered your contract value below certain targeted growth. These riders do not guarantee the performance of your investment portfolios. Separate charges are assessed for the optional riders. Please see page 5 for a description of the applicable charges. You should carefully analyze and completely evaluate each rider before you purchase any. Be aware that the benefit provided by any of the riders will be affected by certain later actions you may take -- such as withdrawals and transfers. The riders are not available to Contracts issued before January 1, 2000. To find out about availability, check with our Customer Service Center.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract. You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase,
(5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

109658                                2                    PREMIUM PLUS PROFILE

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

     ---------------------------------------------------------------------------
                                 Annuity Options
     ---------------------------------------------------------------------------
     Option 1   Income for a        Payments are made for a specified number of
                fixed period        years to you or your beneficiary.
     ---------------------------------------------------------------------------
     Option 2   Income for life     Payments are made for the rest of your life
                with a period       or longer for a specified  period such as 10
                certain             or 20 years or until the total amount used
                                    to buy this option has been repaid.  This
                                    option comes with an added guarantee that
                                    payments will continue to your beneficiary
                                    for the remainder of such period if you
                                    should die during the period.
     ---------------------------------------------------------------------------
     Option 3   Joint life income   Payments are made for your life and the life
                                    of another person (usually your spouse).
     ---------------------------------------------------------------------------
     Option 4   Annuity plan        Any other annuitization plan that we choose
                                    to offer on the annuity start date.
     ---------------------------------------------------------------------------

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($50 for a qualified Contract) at any time before you turn 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. Each time you make a premium payment, we will add a credit of at least 4% of each premium payment to your contract value. Within 1 year after any credit is added, it may be deducted from your contract value under certain circumstances which are described in the prospectus for the Contract. After 1 year, a credit added to your contract value becomes permanent.


THE EXPENSES FOR A CONTRACT PROVIDING A PREMIUM CREDIT, AS THIS CONTRACT DOES, MAY BE HIGHER THAN FOR CONTRACTS NOT PROVIDING A PREMIUM CREDIT. OVER TIME, AND UNDER CERTAIN CIRCUMSTANCES, THE AMOUNT OF THE PREMIUM CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PREMIUM CREDIT.


Who may purchase this Contract? Contracts offered by the prospectus accompanying this Profile are available only to customers of Fleet Boston Financial corporation and its affiliates. The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

109658                                3                    PREMIUM PLUS PROFILE

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money, and the credit we add, into (1) the fixed account with guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years, and/or (2) into any one or more of the following 44 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the GCG Trust, The Galaxy VIP Fund, the PIMCO Variable Insurance Trust, the Credit Suisse Warburg Pincus Trust, Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust and the ProFunds. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:


     THE GCG TRUST
        Liquid Asset Series               Real Estate Series             Capital Growth Series
        Limited Maturity Bond Series      Value Equity Series            Capital Appreciation Series
        Core Bond Series (formerly        Investors Series               Small Cap Series
           Global Fixed Income Series)    International Equity Series*   Mid-Cap Growth Series
        Fully Managed Series              Rising Dividends Series        Strategic Equity Series
        Total Return Series               Managed Global Series          Special Situations
        Asset Allocation Growth Series    Large Cap Value Series         Growth Series
        Equity Income Series              Hard Assets Series             Developing World Series
        All Cap Series                    Diversified Mid-Cap Series     Internet TollkeeperSM Series
        Growth and Income Series          Research Series

     THE GALAXY VIP FUND
        High Quality Bond Fund            Growth and Income Fund         Equity Fund
        Asset Allocation Fund             Small Company Growth Fund

     THE PIMCO VARIABLE INSURANCE TRUST               CREDIT SUISSE WARBURG PINCUS TRUST
        PIMCO High Yield Bond Portfolio                  (formerly Warburg Pincus Trust)
        PIMCO StocksPLUS Growth                          International Equity Portfolio
           and Income Portfolio

     PILGRIM VARIABLE INSURANCE TRUST                 PRUDENTIAL SERIES FUND
        (FORMERLY ING VARIABLE INSURANCE TRUST)          Prudential Jennison Portfolio
        Pilgrim Global Brand Names Fund (formerly        SP Jennison International Growth Portfolio
        ING Global Brand Names Fund)

     PILGRIM VARIABLE PRODUCTS TRUST                  PROFUNDS
        Pilgrim VP MagnaCap Portfolio                    ProFund VP Bull
        Pilgrim VP SmallCap Opportunities Portfolio      ProFund VP Small-Cap
        Pilgrim VP Growth Opportunities Portfolio        ProFund VP Europe 30

     *    Not currently available.
     Internet TollkeeperSM is a service mark of Goldman, Sachs & Co.


109658                                4                    PREMIUM PLUS PROFILE

Restricted Funds. We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. For more detailed information, see "Restricted Funds" in the prospectus for the Contract.

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $40. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge for Yr-2001 contract owners (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

     ---------------------------------------------------------------------------------------------
                                              STANDARD              ENHANCED DEATH BENEFITS
                                           DEATH BENEFIT  ANNUAL RATCHET  7% SOLUTION       MAX 7
     ---------------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge            1.30%          1.55%          1.65%          1.75%
     Asset-Based Administrative Charge          0.15%          0.15%          0.15%          0.15%
                                                -----          -----          -----
        Total                                   1.45%          1.70%          1.80%          1.90%
     ---------------------------------------------------------------------------------------------


Please see Appendix E of the prospectus for a description of the death benefits and mortality and expense risk charges for Pre-2000 and Yr-2000 contract owners.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGES
If you choose to purchase the earnings multiplier benefit rider, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charge directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, the rider charge will be deducted from the fixed account. The quarterly rider charge is 0.075% of the contract value (0.30% annually).

OPTIONAL BENEFIT RIDER CHARGES
If you choose to purchase one of the other optional benefit riders we offer, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charges directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, rider charges will be deducted from the fixed account. The rider charges are as follows:

109658                                5                    PREMIUM PLUS PROFILE

     Minimum Guaranteed Accumulation Benefit (MGAB) rider

          Waiting Period        Quarterly Charge
          --------------        ----------------
          10 Year...........    0.125% of the MGAB Charge Base*(0.50% annually)
          20 Year...........    0.125% of the MGAB Charge Base (0.50% annually)

     Minimum Guaranteed Income Benefit (MGIB) rider

          MGIB Rate             Quarterly Charge
          ---------             ----------------
          7%................    0.125% of the MGIB Charge Base* (0.50% annually)

     Minimum Guaranteed Withdrawal Benefit (MGWB) rider

          Quarterly Charge
          ----------------
          0.125% of the MGWB Eligible Payment Amount* (0.50% annually)

     *    See prospectus for a description.

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.55% to 1.86% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 10% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment withdrawn.

     COMPLETE YEARS ELAPSED      0    1    2    3    4    5    6    7    8    9+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE            8%   8%   8%   8%   7%   6%   5%   3%   1%   0%


The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column is divided into two: One part reflects the maximum mortality and expense risk charge (based on the Max 7 Enhanced Death Benefit), the asset-based administrative charge, the annual contract administrative charge as 0.05% (based on an average contract value of $86,000), the earnings multiplier benefit rider charge of 0.30%, and the highest optional rider charge assumed to be 0.75%, where the rider base is equal to the initial premium and increases by 7% each year. The second part reflects the same insurance charges, but without any rider charges. The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and is based on actual expenses as of December 31, 2000, except for (i) portfolios that commenced operations during 2000 or 2001 where the charges have been estimated, and (ii) newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 and received a $40 credit in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10 (based on the Max 7 Enhanced Death Benefit). For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Max 7 Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

109658                                6                    PREMIUM PLUS PROFILE

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             EXAMPLES:
                                                                                                             ---------
                                         TOTAL ANNUAL                     TOTAL ANNUAL             TOTAL CHARGES AT THE END OF:
                                       INSURANCE CHARGES                     CHARGES               1 YEAR             10 YEARS
                                       -----------------                 --------------       ----------------    ----------------
                                         WITH      W/O    TOTAL ANNUAL    WITH      W/O        WITH       W/O      WITH       W/O
                                         THE       ANY     INVESTMENT     THE       ANY        THE        ANY      THE        ANY
                                        RIDER      RIDER    PORTFOLIO    RIDER      RIDER     RIDER      RIDER    RIDER      RIDER
INVESTMENT PORTFOLIO                   CHARGES    CHARGE     CHARGES    CHARGES    CHARGE    CHARGES    CHARGE   CHARGES    CHARGE
----------------------------------------------------------------------------------------------------------------------------------
THE GCG TRUST
Liquid Asset                            3.00%      1.95%      0.55%      3.55%      2.50%      $117      $106      $397      $295
----------------------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond                   3.00%      1.95%      0.55%      3.55%      2.50%      $117      $106      $397      $295
----------------------------------------------------------------------------------------------------------------------------------
Core Bond                               3.00%      1.95%      1.01%      4.01%      2.96%      $122      $111      $438      $341
----------------------------------------------------------------------------------------------------------------------------------
Fully Managed                           3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
Total Return                            3.00%      1.95%      0.89%      3.89%      2.84%      $121      $110      $428      $329
----------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Growth                 3.00%      1.95%      1.01%      4.01%      2.96%      $122      $111      $438      $341
----------------------------------------------------------------------------------------------------------------------------------
Equity Income                           3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
All Cap                                 3.00%      1.95%      1.01%      4.01%      2.96%      $122      $111      $438      $341
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income                       3.00%      1.95%      1.11%      4.11%      3.06%      $123      $112      $447      $351
----------------------------------------------------------------------------------------------------------------------------------
Real Estate                             3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
Value Equity                            3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
Investors                               3.00%      1.95%      1.01%      4.01%      2.96%      $122      $111      $438      $341
----------------------------------------------------------------------------------------------------------------------------------
International Equity                    3.00%      1.95%      1.26%      4.26%      3.21%      $124      $114      $460      $365
----------------------------------------------------------------------------------------------------------------------------------
Rising Dividends                        3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
Managed Global                          3.00%      1.95%      1.26%      4.26%      3.21%      $124      $114      $460      $365
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                         3.00%      1.95%      1.01%      4.01%      2.96%      $122      $111      $438      $341
----------------------------------------------------------------------------------------------------------------------------------
Hard Assets                             3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
Diversified Mid-Cap                     3.00%      1.95%      1.01%      4.01%      2.96%      $122      $111      $438      $341
----------------------------------------------------------------------------------------------------------------------------------
Research                                3.00%      1.95%      0.89%      3.89%      2.84%      $121      $110      $428      $329
----------------------------------------------------------------------------------------------------------------------------------
Capital Growth                          3.00%      1.95%      1.00%      4.00%      2.95%      $122      $111      $437      $340
----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation                    3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
Small Cap                               3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth                          3.00%      1.95%      0.89%      3.89%      2.84%      $121      $110      $428      $329
----------------------------------------------------------------------------------------------------------------------------------
Strategic Equity                        3.00%      1.95%      0.95%      3.95%      2.90%      $121      $110      $433      $335
----------------------------------------------------------------------------------------------------------------------------------
Special Situations                      3.00%      1.95%      1.11%      4.11%      3.06%      $123      $112      $447      $351
----------------------------------------------------------------------------------------------------------------------------------
Growth                                  3.00%      1.95%      1.00%      4.00%      2.95%      $122      $111      $437      $340
----------------------------------------------------------------------------------------------------------------------------------
Developing World                        3.00%      1.95%      1.76%      4.76%      3.71%      $130      $119      $501      $412
----------------------------------------------------------------------------------------------------------------------------------
Internet Tollkeeper                     3.00%      1.95%      1.86%      4.86%      3.81%      $131      $120      $509      $421

THE GALAXY VIP FUND
----------------------------------------------------------------------------------------------------------------------------------
High Quality Bond                       3.00%      1.95%      0.86%      3.86%      2.81%      $120      $110      $425      $326
----------------------------------------------------------------------------------------------------------------------------------
Asset Allocation                        3.00%      1.95%      1.01%      4.01%      2.96%      $122      $111      $438      $341
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income                       3.00%      1.95%      1.38%      4.38%      3.33%      $126      $115      $470      $377
----------------------------------------------------------------------------------------------------------------------------------
Small Company Growth                    3.00%      1.95%      1.60%      4.60%      3.55%      $128      $117      $488      $397
----------------------------------------------------------------------------------------------------------------------------------
Equity                                  3.00%      1.95%      0.98%      3.98%      2.93%      $122      $111      $436      $338
----------------------------------------------------------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                   3.00%      1.95%      0.75%      3.75%      2.70%      $119      $108      $415      $315
----------------------------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS
   Growth and Income                    3.00%      1.95%      0.65%      3.65%      2.60%      $118      $107      $406      $305
----------------------------------------------------------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                    3.00%      1.95%      1.31%      4.31%      3.26%      $125      $114      $464      $370

PILGRIM VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Pilgrim Global
   Brand Names                          3.00%      1.95%      1.23%      4.23%      3.18%      $124      $113      $457      $362
----------------------------------------------------------------------------------------------------------------------------------

109658                                7                    PREMIUM PLUS PROFILE

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Examples:
                                                                                                             ---------
                                         Total Annual                     Total Annual             Total Charges at the End of:
                                       Insurance Charges                     Charges               1 Year             10 Years
                                       -----------------                 --------------       ----------------    ----------------
                                         with      w/o    Total Annual    with      w/o        with       w/o      with       w/o
                                         the       any     Investment     the       any        the        any      the        any
                                        Rider      Rider    Portfolio    Rider      Rider     Rider      Rider    Rider      Rider
Investment Portfolio                   Charges    Charge     Charges    Charges    Charge    Charges    Charge   Charges    Charge
----------------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
Prudential Jennison                     3.00%      1.95%      1.04%      4.04%      2.99%      $122      $111      $441      $344
----------------------------------------------------------------------------------------------------------------------------------
SP Jennison
   International Growth                 3.00%      1.95%      1.64%      4.64%      3.59%      $128      $118      $491      $401
----------------------------------------------------------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                     3.00%      1.95%      1.10%      4.10%      3.05%      $123      $112      $446      $350
----------------------------------------------------------------------------------------------------------------------------------
Pilgrim VP SmallCap
   Opportunities                        3.00%      1.95%      1.10%      4.10%      3.05%      $123      $112      $446      $350
----------------------------------------------------------------------------------------------------------------------------------
Pilgrim VP Growth
   Opportunities                        3.00%      1.95%      1.10%      4.10%      3.05%      $123      $112      $446      $350

PROFUNDS
----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Bull                         3.00%      1.95%      1.80%      4.80%      3.75%      $130      $119      $504      $415
----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Small-Cap                    3.00%      1.95%      1.80%      4.80%      3.75%      $130      $119      $504      $415
----------------------------------------------------------------------------------------------------------------------------------
ProFund VP Europe 30                    3.00%      1.95%      1.75%      4.75%      3.70%      $129      $119      $500      $411
----------------------------------------------------------------------------------------------------------------------------------

The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will generally be taxed on these earnings, but not on premiums, when you make a withdrawal or begin receiving annuity payments.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts at your request.

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 14. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

109658                                8                    PREMIUM PLUS PROFILE

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total returns for each portfolio that was in operation for the entire year of 2000. These numbers reflect the deduction of the mortality and expense risk charge (based on the Max 7 Enhanced Death Benefit), the asset-based administrative charge, the annual contract fee, the earnings multiplier benefit rider charge and the maximum optional benefit rider charge on a rider base that accumulates at 7%, but do not reflect deductions for any surrender charges. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.


109658                                9                    PREMIUM PLUS PROFILE

------------------------------------------------------------------------------------------
                                                                       CALENDAR YEAR
INVESTMENT PORTFOLIO                                             2000       1999     1998
------------------------------------------------------------------------------------------
Managed by A I M Capital Management, Inc.
   Capital Appreciation(1)                                     -17.59%     21.29%    9.62%
   Strategic Equity(2)                                         -14.84%     52.07%   -1.94%
------------------------------------------------------------------------------------------
Managed by Alliance Capital Management L.P.
   Capital Growth(2)                                           -19.44%     22.16%    8.93%
------------------------------------------------------------------------------------------
Managed by Baring International Investment Limited
   Developing World(2)                                         -35.71%     57.42%      --
   Hard Assets(2)                                               -7.39%     20.07%  -31.63%
------------------------------------------------------------------------------------------
Managed by Capital Guardian Trust Company
   Managed Global(3)                                           -16.94%     58.96%   25.86%
   Small Cap(3)                                                -20.51%     46.61%   17.72%
------------------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
   Value Equity                                                  5.80%     -2.25%   -1.25%
------------------------------------------------------------------------------------------
Managed by ING Investment Management, LLC
   Limited Maturity Bond                                         4.80%     -1.62%    3.95%
   Liquid Asset                                                  3.17%      1.88%    2.19%
------------------------------------------------------------------------------------------
Managed by Janus Capital Corporation
   Growth(2)                                                   -24.17%     73.49%   23.43%
------------------------------------------------------------------------------------------
Managed by Kayne Anderson Rundick Investment Management, LLC
   Rising Dividends                                             -4.80%     12.74%   11.05%
------------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
   Mid-Cap Growth                                                5.29%     74.36%   19.51%
   Research                                                     -7.14%     20.88%   19.75%
   Total Return                                                 13.35%      0.54%    8.57%
------------------------------------------------------------------------------------------

Managed By Pacific Investment Management Company
   Core Bond(5)                                                 -1.83%    -11.18%    8.81%

------------------------------------------------------------------------------------------
Managed by The Prudential Investment Corporation
   Real Estate(4)                                               27.51%     -6.47%  -15.89%
------------------------------------------------------------------------------------------
Managed by T. Rowe Price Associates, Inc.
   Equity Income(2)                                              9.85%     -3.45%    5.31%
   Fully Managed                                                18.68%      4.01%    3.01%
------------------------------------------------------------------------------------------

Managed by Fleet Investment Advisors Inc.
   Equity Fund                                                  -4.54%        --       --
   Growth and Income Fund                                        2.69%        --       --
   Small Company Growth Fund                                   -11.47%        --       --
   Asset Allocation Fund                                        -0.63%        --       --
   High Quality Bond Fund                                        9.82%        --       --

------------------------------------------------------------------------------------------
Managed By Pacific Investment Management Company
   PIMCO High Yield Bond                                        -3.59%      0.19%      --
   PIMCO StocksPLUS Growth and Income                          -11.99%     16.61%      --
------------------------------------------------------------------------------------------
Managed by Credit Suisse Asset Management, LLC
   International Equity                                        -28.01%     49.35%    2.49%

-----------------

(1)  Prior to April 1, 1999, a different firm managed the Portfolio.
(2)  Prior to March 1, 1999, a different firm managed the Portfolio.
(3)  Prior to February 1, 2000, a different firm managed the Portfolio.
(4)  Prior to May 1, 2000, a different firm managed the Portfolio.

(5) Prior to May 1, 2001, a different firm managed the Portfolio using a different investment style.

109658                               10                    PREMIUM PLUS PROFILE

9.   DEATH BENEFIT
The death benefit, and earnings multiplier benefit, if elected, is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN YR-2001. IF YOU ARE A PRE-2000 OR YR-2000 CONTRACT OWNER, PLEASE SEE APPENDIX E TO THE PROSPECTUS FOR A DESCRIPTION OF THE CALCULATION OF DEATH BENEFITS APPLICABLE TO YOUR CONTRACT. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Annual Ratchet Enhanced Death Benefit, (iii) the 7% Solution Enhanced Death Benefit or (iv) the Max 7 Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit, the 7% Solution Enhanced Death Benefit, and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Annual Ratchet, 7% Solution, and Max 7 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

Base Death Benefit. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1) the contract value minus any credits added within 1 year prior to death; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the greater of the Base Death Benefit and the SUM of 1) and 2), less 3) where:

     1)   is the contract value allocated to Special Funds;

     2) is the Standard Minimum Guaranteed Death Benefit for amounts allocated to non-Special Funds as further described in the prospectus; and

     3)   is any credits added within 1 year prior to death.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Base Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios and the Fixed Account are designated as "Special Funds." In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit. You will automatically receive the Standard Death Benefit unless you elect one of the enhanced death benefit options. The enhanced death benefit options are available only at the time you purchase your Contract. The enhanced death benefit options are not available where a Contract is owned by joint owners. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the enhanced death benefit. The MGWB rider may also affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider -- Death Benefit during Automatic Periodic Benefit Status."

109658                               11                    PREMIUM PLUS PROFILE

Each of the enhanced death benefit options is based on a minimum guaranteed death benefit for that option. Please see "Death Benefit Choices" in the prospectus for details on the calculation of the minimum guaranteed death benefit for each enhanced death benefit and further details on the effect of withdrawals and transfers on the calculation of the enhanced death benefits.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds, less any credits added within 1 year prior to death as further described in the prospectus.

The 7% SOLUTION ENHANCED DEATH BENEFIT,  equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds, less any credits added within 1 year prior to death as further described in the prospectus.

The MAX 7 ENHANCED DEATH BENEFIT equals the GREATER of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit.

Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Keep in mind that selecting a Special Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during the period contract value is allocated to a Special Fund.


EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for non-qualified Contracts and for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of net premiums. Currently, where the rider is added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of premiums adjusted for withdrawals ("Maximum Base"); and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus premiums adjusted for withdrawals ("Benefit Base"). If the rider is added to a Contract after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals ("Maximum Base"); and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals ("Benefit Base"). The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

109658                               12                    PREMIUM PLUS PROFILE

There is an extra charge for this feature and once selected, it may not be revoked. The earnings benefit rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be paybale at death under the rider if there are no gains under the Contract.Please see page 11 for a description of the earnings multiplier benefit rider charge.


10.  OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a refund of the adjusted contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and
(iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium, excluding any credit, (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw. Keep in mind that transfers between Special Funds and Non-Special Funds will impact your death benefit and benefits under an optional benefit rider, if any. Also, a transfer to a Restricted Fund will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. Transfers from Restricted Funds are not limited. If the result of multiple transfers is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit. See "Restricted Funds" in the prospectus for more information.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

     OPTIONAL RIDERS. Subject to state availability, you may purchase one of three optional benefit riders for an additional charge. You may not add more than one of these three riders to your Contract. There is a separate charge for each rider. Once elected, the riders generally may not be cancelled. This means once added the rider may not be removed and charges will be assessed regardless of the performance of your Contract.

The following describes the optional riders for Yr-2001 contract owners. If you are a Pre-2000 or Yr-2000 contract owner, please see Appendix F to the prospectus for a description of the calculation of the optional rider benefits applicable under your Contract.

          Minimum Guaranteed Accumulation Benefit (MGAB) Rider. The MGAB is an optional benefit which offers you the ability to receive a one-time adjustment to your contract value in the event your contract value on a specified date is below the MGAB rider guarantee. When added at issue, the MGAB rider guarantees that your contract value will at least equal your initial premium payment plus credits at the end of ten years, or, at least equal two times your initial premium payment plus credits at the end of twenty years, depending on the waiting period you select, reduced pro rata for withdrawals and certain transfers. The MGAB rider offers a ten-year option and a twenty-year option, of which you may

109658                               13                    PREMIUM PLUS PROFILE
     purchase only one.
     Investment in Special Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special Funds. The MGAB rider may offer you protection in the event of a lower contract value that may result from unfavorable investment performance of your Contract. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGAB rider. See "Optional Riders" in the prospectus for more complete information.

          Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of income that will be available to you upon annuitization, regardless of fluctuating market conditions. Ordinarily, the amount of income that will be available to you upon annuitization is based upon your contract value, the annuity option you selected and the guaranteed or then current income factors in effect. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greater of the amounts that are ordinarily available to you under your Contract and the MGIB annuity benefit, which is based on your MGIB Base, the MGIB annuity option you selected and the MGIB guaranteed income factors specified in your rider. Your MGIB Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, the credit(s) applied, and when you pay the premiums, accumulated at the MGIB rate, less pro rata adjustments for withdrawals and transfers. Investment in Special Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special Funds. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGIB rider. You should read the prospectus for more complete information.

          Minimum Guaranteed Withdrawal Benefit (MGWB) Rider. The MGWB rider is an optional benefit which guarantees that you will receive annual periodic payments, which, when added together, equal all premium payments and credits paid during the first two contract years, less adjustments for any prior withdrawals and adjusted by transfers to Special Funds. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. (Of course, any applicable income and penalty taxes will apply to amounts withdrawn.) Your original Eligible Payment Amount is your premium payments and credits received during the first two contract years. Withdrawals that you make in excess of the above periodic payment amount may substantially reduce the guarantee. Investment in Special Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special Funds. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGWB rider. You should read the prospectus for more complete information.

ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month. It may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with either a 6-month or 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment. If you invest in Restricted Funds, your ability to dollar cost average may be limited. Please see "Transfers Among Your Investments" in the prospectus for more complete information.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. If you invest in Restricted Funds, your systematic withdrawals may be affected. Please see "Withdrawals" in the prospectus for more complete information.

109658                               14                    PREMIUM PLUS PROFILE

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing. If you invest in Restricted Funds, automatic rebalancing may be affected. Please see "Transfers Among Your Investments" in the prospectus for more complete information.

11.  INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

     CUSTOMER SERVICE CENTER
     P.O. BOX 2700
     WEST CHESTER, PENNSYLVANIA  19380
     (800) 366-0066

or your registered representative.

109658                               15                    PREMIUM PLUS PROFILE

                    This page intentionally left blank.

--------------------------------------------------------------------------------
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                          GOLDENSELECT PREMIUM PLUS(R)

                          FEATURING THE GALAXY VIP FUND
--------------------------------------------------------------------------------

                                                                     May 1, 2001

     This prospectus describes GoldenSelect Premium Plus, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments and credits in one or more of 44 mutual fund investment portfolios. You may also allocate premium payments and credits to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

     We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We set the interest rates periodically. We will not set the interest rate to be less than a minimum annual rate of 3%. You may choose guaranteed interest periods of 6 months, and 1, 3, 5, 7 and 10 years. The interest earned on your money as well as your principal is guaranteed as long as you hold them until the maturity date. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. You bear the risk that you may receive less than your principal if we take a Market Value Adjustment. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value less credits we added (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated, May 1, 2001, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE EXPENSES FOR A CONTRACT PROVIDING A PREMIUM CREDIT, AS THIS CONTRACT DOES, MAY BE HIGHER THAN FOR CONTRACTS NOT PROVIDING A PREMIUM CREDIT. OVER TIME, AND UNDER CERTAIN CIRCUMSTANCES, THE AMOUNT OF THE PREMIUM CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PREMIUM CREDIT.


AN INVESTMENT IN ANY SUBACCOUNT THROUGH THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO VARIABLE INSURANCE TRUST, THE CREDIT SUISSE WARBURG PINCUS TRUST, PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE PILGRIM VARIABLE PRODUCTS TRUST OR THE PROFUNDS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO VARIABLE INSURANCE TRUST, THE CREDIT SUISSE WARBURG PINCUS TRUST, PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE PILGRIM VARIABLE PRODUCTS TRUST AND THE PROFUNDS.

--------------------------------------------------------------------------------
A LIST OF THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

GPP-109658

     The investment portfolios available under your Contract and the portfolio managers are:

A I M CAPITAL MANAGEMENT, INC.
   Capital Appreciation Series
   Strategic Equity Series

ALLIANCE CAPITAL MANAGEMENT L. P.
   Capital Growth Series

BARING INTERNATIONAL INVESTMENT LIMITED
 (AN AFFILIATE)
   Developing World Series
   Hard Assets Series

CAPITAL GUARDIAN TRUST COMPANY
   Large Cap Value Series
   Managed Global Series
   Small Cap Series

EAGLE ASSET MANAGEMENT, INC
   Value Equity Series

FIDELITY MANAGEMENT & RESEARCH COMPANY
   Asset Allocation Growth Series
   Diversified Mid-Cap Series


GOLDMAN SACHS ASSET MANAGEMENT
   Internet TollkeeperSM Series


ING INVESTMENT MANAGEMENT, LLC
 (AN AFFILIATE)
   Limited Maturity Bond Series
   Liquid Asset Series


ING PILGRIM INVESTMENTS, LLC
 (AN AFFILIATE)
   International Equity Series*


JANUS CAPITAL CORPORATION
   Growth Series
   Growth and Income Series
   Special Situations Series

KAYNE ANDERSON RUDNICK INVESTMENT
 MANAGEMENT, LLC
   Rising Dividends Series

MASSACHUSETTS FINANCIAL SERVICES COMPANY
   Mid-Cap Growth Series
   Research Series
   Total Return Series


PACIFIC INVESTMENT MANAGEMENT COMPANY
   Core Bond Series
      (formerly Global Fixed Income Series)


PRUDENTIAL INVESTMENT CORPORATION
   Real Estate Series

SALOMON BROTHERS ASSET MANAGEMENT, INC
   All Cap Series
   Investors Series

T. ROWE PRICE ASSOCIATES, INC.
   Equity Income Series
   Fully Managed Series


FLEET INVESTMENT ADVISORS INC.
   Asset Allocation Fund
   Equity Fund
   Growth and Income Fund
   High Quality Bond Fund
   Small Company Growth Fund


CREDIT SUISSE ASSET MANAGEMENT, LLC
   International Equity Portfolio

PACIFIC INVESTMENT MANAGEMENT COMPANY
   PIMCO High Yield Bond Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio

ING INVESTMENT MANAGEMENT ADVISORS B.V.
 (AN AFFILIATE)
   Pilgrim Global Brand Names Fund
   (formerly ING Global Brand Names Fund)

JENNISON ASSOCIATES LLC
   Prudential Jennison Portfolio
   SP Jennison International Growth Portfolio


ING PILGRIM INVESTMENTS, LLC
 (an affiliate)
   Pilgrim VP Growth Opportunities Portfolio
   Pilgrim VP MagnaCap Portfolio
   Pilgrim VP SmallCap Opportunities Portfolio

PROFUND ADVISORS LLC
   ProFund VP Bull
   ProFund VP Europe 30
   ProFund VP Small-Cap

*    Not currently available.

Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.


     The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

GPP-109658

--------------------------------------------------------------------------------
                                Table of Contents
--------------------------------------------------------------------------------

                                                                            PAGE

Index of Special Terms......................................................   1
Fees and Expenses...........................................................   2
Performance Information.....................................................  13
   Accumulation Unit........................................................  13
   Net Investment Factor....................................................  13
   Condensed Financial Information..........................................  14
   Financial Statements.....................................................  14
   Performance Information..................................................  14
Golden American Life Insurance Company......................................  15
The Trusts..................................................................  15
Golden American Separate Account B..........................................  16
The Investment Portfolios...................................................  17
   Investment Objectives....................................................  17
   Investment Management Fees...............................................  23
   Restricted Funds.........................................................  24
The Fixed Interest Allocation...............................................  25
   Selecting a Guaranteed Interest Period...................................  25
   Guaranteed Interest Rates................................................  26
   Transfers from a Fixed Interest Allocation...............................  26
   Withdrawals from a Fixed Interest Allocation.............................  27
   Market Value Adjustment..................................................  27
Special Funds...............................................................  28
The Annuity Contract........................................................  28
   Contract Date and Contract Year..........................................  28
   Annuity Start Date.......................................................  29
   Contract Owner...........................................................  29
   Annuitant................................................................  29
   Beneficiary..............................................................  30
   Purchase and Availability of the Contract................................  31
   Crediting of Premium Payments............................................  31
   Additional Credit to Premium.............................................  32
   Administrative Procedures................................................  33
   Contract Value...........................................................  33
   Cash Surrender Value.....................................................  34
   Surrendering to Receive the Cash Surrender Value.........................  34
   The Subaccounts..........................................................  34
   Addition, Deletion or Substitution of Subaccounts and Other Changes......  34
   The Fixed Account........................................................  35
   Optional Riders..........................................................  35
      Rider Date............................................................  35
      No Cancellation.......................................................  35
      Termination...........................................................  35
      Minimum Guaranteed Accumulation Benefit Rider.........................  35
      Minimum Guaranteed Income Benefit Rider...............................  37
      Minimum Guaranteed Withdrawal Benefit Rider...........................  40
   Other Contracts..........................................................  42
   Other Important Provisions...............................................  42

GPP-109658                            i

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PAGE

Withdrawals.................................................................  42
   Regular Withdrawals......................................................  43
   Systematic Withdrawals...................................................  43
   IRA Withdrawals..........................................................  44
Transfers Among Your Investments............................................  45
   Transfers by Third Parties...............................................  46
   Dollar Cost Averaging....................................................  46
   Automatic Rebalancing....................................................  48
Death Benefit Choices.......................................................  48
   Death Benefit During the Accumulation Phase..............................  48
      Standard Death Benefit................................................  50
      Enhanced Death Benefits...............................................  50
      Earnings Multiplier Benefit Option...................................   52
   Death Benefit During the Income Phase....................................  52
   Continuation after Death-- Spouse........................................  52
   Continuation after Death-- Non Spouse....................................  53
   Required Distributions upon Contract Owner's Death.......................  53
Charges and Fees............................................................  54
   Charge Deduction Subaccount..............................................  54
   Charges Deducted from the Contract Value.................................  54
      Surrender Charge......................................................  54
      Waiver of Surrender Charge for Extended Medical Care..................  55
      Free Withdrawal Amount................................................  55
      Surrender Charge for Excess Withdrawals...............................  55
      Premium Taxes.........................................................  55
      Administrative Charge.................................................  56
      Transfer Charge.......................................................  56
   Charges Deducted from the Subaccounts....................................  56
      Mortality and Expense Risk Charge.....................................  56
      Asset-Based Administrative Charge.....................................  56
      Optional Rider Charges................................................  56
   Trust Expenses...........................................................  57
The Annuity Options.........................................................  58
   Annuitization of Your Contract...........................................  58
   Selecting the Annuity Start Date.........................................  58
   Frequency of Annuity Payments............................................  59
   The Annuity Options......................................................  59
      Income for a Fixed Period.............................................  59
      Income for Life with a Period Certain.................................  59
      Joint Life Income.....................................................  59
      Annuity Plan..........................................................  59
   Payment When Named Person Dies...........................................  59
Other Contract Provisions...................................................  60
   Reports to Contract Owners...............................................  60
   Suspension of Payments...................................................  60
   In Case of Errors in Your Application....................................  60
   Assigning the Contract as Collateral.....................................  60
   Contract Changes-Applicable Tax Law......................................  60
   Free Look................................................................  60

GPP-109658                            ii

--------------------------------------------------------------------------------
                  TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            PAGE


   Group or Sponsored Arrangements..........................................  61
   Selling the Contract.....................................................  61
Other Information...........................................................  62
   Voting Rights............................................................  62
   State Regulation.........................................................  62
   Legal Proceedings........................................................  62
   Legal Matters............................................................  62
   Experts..................................................................  62
Federal Tax Considerations..................................................  63

More Information About Golden American......................................  70
Financial Statements of Golden American Life Insurance Company..............  90
Statement of Additional Information
   Table of Contents........................................................ 117
Appendix A
   Condensed Financial Information..........................................  A1
Appendix B
   Market Value Adjustment Examples.........................................  B1
Appendix C
   Surrender Charge for Excess Withdrawals Example..........................  C1
Appendix D
   Withdrawal Adjustment for 7% Solution Death Benefit Examples.............  D1

Appendix E
   Death Benefits for Pre-2000 or Yr-2000 Contract Owners...................  E1
Appendix F
   Optional Rider Benefits for Pre-2000 and Yr-2000 Contract Owners.........  F1


GPP-109658                            iii

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

--------------------------------------------------------------------------------
                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                             PAGE
Accumulation Unit                         13
Annual Ratchet Enhanced Death Benefit     47
Annuitant                                 29
Annuity Start Date                        29
Cash Surrender Value                      34
Contract Date                             28
Contract Owner                            29
Contract Value                            33
Contract Year                             28
Earnings Multiplier Benefit               52
Fixed Interest Allocation                 25
Free Withdrawal Amount                    55
Market Value Adjustment                   27
Max 7 Enhanced Death Benefit              51
Net Investment Factor                     13
Non-Special Fund                          35
Restricted Fund                           24
Rider Date                                35
7% Solution Enhanced Death Benefit        50
Special Fund                              28
Standard Death Benefit                    49

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS             CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value                  Index of Investment Experience
Annuity Start Date                       Annuity Commencement Date
Contract Owner                           Owner or Certificate Owner
Contract Value                           Accumulation Value
Transfer Charge                          Excess Allocation Charge
Fixed Interest Allocation                Fixed Allocation
Free Look Period                         Right to Examine Period
Guaranteed Interest Period               Guarantee Period
Subaccount(s)                            Division(s)
Net Investment Factor                    Experience Factor
Regular Withdrawals                      Conventional Partial Withdrawals
Withdrawals                              Partial Withdrawals

GPP-109658                            1

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*

     Surrender Charge:

     COMPLETE YEARS ELAPSED     0    1    2    3    4    5    6    7    8    9+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE           8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

     Transfer Charge.............................  $25 per transfer, if you make more than 12 transfers in a contract year **

     * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

     **   We currently do not impose this charge, but may do so in the future.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE*

     Administrative Charge.......................  $40

     (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

     *    We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES*

     -----------------------------------------------------------------------------------------
                                          STANDARD               ENHANCED DEATH BENEFITS
                                        DEATH BENEFIT  ANNUAL RATCHET  7% SOLUTION       MAX 7
     -----------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge**      1.30%          1.55%          1.65%          1.75%
     Asset-Based Administrative Charge      0.15%          0.15%          0.15%          0.15%
                                            -----          -----          -----          -----
        Total                               1.45%          1.70%          1.80%          1.90%
     -----------------------------------------------------------------------------------------

     * As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

     ** Please see Appendix E for the mortality and expense risk charges applicable to Pre-2000 and Yr-2000 contract owners.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE*

     Quarterly Charge............................  0.075% of contract value (0.30% annually)

     * We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.


GPP-109658                            2

OPTIONAL RIDER CHARGES*

     Minimum Guaranteed Accumulation Benefit rider:

          Waiting Period      Quarterly Charge
          --------------      ----------------
          10 Year...........  0.125% of the MGAB Charge Base(1) (0.50% annually)
          20 Year...........  0.125% of the MGAB Charge Base  (0.50% annually)

     Minimum Guaranteed Income Benefit rider:

          MGIB Rate           Quarterly Charge
          ---------           ----------------
          7%................  0.125% of the MGIB Charge Base(2) (0.50% annually)

     Minimum Guaranteed Withdrawal Benefit rider:

          Quarterly Charge
          ----------------
          0.125% of the MGWB Eligible Payment Amount(3) (0.50% annually)

     * We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.
     (1) The MGAB Charge Base is the total of premiums and credits added during the two year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums and credits added during the two year period commencing on the rider date if you purchased the rider after the contract date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Benefit Date. The MGAB Charge Base is tracked separately for Special and Non-Special Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the Charge Base by more than the amount withdrawn or transferred.
     (2) The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, and the credit(s) applied, when you pay the premiums, less a pro rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate (7%). The MGIB Charge Base is tracked separately for Special and Non-Special Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Special and Non-Special Funds may reduce the MGIB Charge Base by more than the amount withdrawn or transferred.
     (3) The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums and credits applied during the two-year period commencing on the rider date.

GPP-109658                            3

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):
--------------------------------------------------------------------------------
                                  MANAGEMENT         OTHER           TOTAL
PORTFOLIO                           FEE(1)        EXPENSES(2)     EXPENSES(3)
--------------------------------------------------------------------------------
Liquid Asset                         0.54%           0.01%           0.55%
--------------------------------------------------------------------------------
Limited Maturity Bond                0.54%           0.01%           0.55%
--------------------------------------------------------------------------------
Core Bond                            1.00%           0.01%           1.01%
--------------------------------------------------------------------------------
Fully Managed                        0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
Total Return                         0.88%           0.01%           0.89%
--------------------------------------------------------------------------------
Asset Allocation Growth              1.00%           0.01%           1.01%
--------------------------------------------------------------------------------
Equity Income                        0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
All Cap                              1.00%           0.01%           1.01%
--------------------------------------------------------------------------------
Growth and Income                    1.10%           0.01%           1.11%
--------------------------------------------------------------------------------
Real Estate                          0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
Value Equity                         0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
Investors                            1.00%           0.01%           1.01%
--------------------------------------------------------------------------------
International Equity                 1.25%           0.01%           1.26%
--------------------------------------------------------------------------------
Rising Dividends                     0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
Managed Global                       1.25%           0.01%           1.26%
--------------------------------------------------------------------------------
Large Cap Value                      1.00%           0.01%           1.01%
--------------------------------------------------------------------------------
Hard Assets                          0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
Diversified Mid-Cap                  1.00%           0.01%           1.01%
--------------------------------------------------------------------------------
Research                             0.88%           0.01%           0.89%
--------------------------------------------------------------------------------
Capital Growth                       0.99%           0.01%           1.00%
--------------------------------------------------------------------------------
Capital Appreciation                 0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
Small Cap                            0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
Mid-Cap Growth                       0.88%           0.01%           0.89%
--------------------------------------------------------------------------------
Strategic Equity                     0.94%           0.01%           0.95%
--------------------------------------------------------------------------------
Special Situations                   1.10%           0.01%           1.11%
--------------------------------------------------------------------------------
Growth                               0.99%           0.01%           1.00%
--------------------------------------------------------------------------------
Developing World                     1.75%           0.01%           1.76%
--------------------------------------------------------------------------------
Internet Tollkeeper                  1.85%           0.01%           1.86%
--------------------------------------------------------------------------------


     (1) Fees decline as the total assets of certain combined portfolios increase. See the prospectus for the GCG Trust for more information.
     (2) Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 2000, except for (i) portfolios that commenced operations in 2000 and 2001, and (ii) newly formed portfolios where the charges have been estimated.
     (3) Total Expenses are based on actual expenses for the fiscal year ended December 31, 2000.

GPP-109658                            4

THE GALAXY VIP FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                                  OTHER          TOTAL EXPENSES
                               MANAGEMENT        EXPENSES       AFTER FEE WAIVER
                               FEE AFTER       AFTER EXPENSE       ND EXPENSE
PORTFOLIO                     FEE WAIVER(1)   REIMBURSEMENT(1)  REIMBURSEMENT(1)
--------------------------------------------------------------------------------
High Quality Bond                 0.55%             0.31%             0.86%
--------------------------------------------------------------------------------
Asset Allocation                  0.75%             0.26%             1.01%
--------------------------------------------------------------------------------
Growth and Income                 0.75%             0.63%             1.38%
--------------------------------------------------------------------------------
Small Company Growth              0.75%             0.85%             1.60%
--------------------------------------------------------------------------------
Equity                            0.75%             0.23%             0.98%
--------------------------------------------------------------------------------

     (1) Total Expenses are based on actual expenses for the fiscal year ended December 31, 2000. Fleet Investment Advisors Inc. and/or the administrator have agreed to waive certain fees and/or reimburse fund expenses of 0.13% and 1.54% for the High Quality Bond Fund and Small Company Growth Fund, respectively, through December 31, 2000. Without this agreement, and based on actual waivers and reimbursements for the fiscal year ended December 31, 2000, total expenses would have been 0.99%, 1.01%, 1.38, 3.14% and 0.98% for the High Quality Bond Fund, Asset Allocation Fund, Growth and Income Fund, Small Company Growth Fund, and Equity Fund respectively.

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

-------------------------------------------------------------------------------------------------------------
                                                                             OTHER EXPENSES   TOTAL EXPENSES
                             MANAGEMENT        SERVICE           OTHER       AFTER EXPENSE    AFTER EXPENSE
PORTFOLIO                       FEE              FEE          EXPENSES(1)   REIMBURSEMENT(2) REIMBURSEMENT(2)
-------------------------------------------------------------------------------------------------------------
PIMCO High Yield Bond          0.25%            0.15%            0.35%            0.35%            0.75%
PIMCO StocksPLUS Growth
   and Income                  0.40%            0.15%            0.11%            0.10%            0.65%
-------------------------------------------------------------------------------------------------------------

     (1) "Other Expenses" reflects a 0.35% administrative fee for the High Yield Bond Portfolio and a 0.10% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the StocksPLUS Growth and Income Portfolio.
     (2) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65% of average daily net assets for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2000 would have been 0.75% and 0.66% for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

CREDIT SUISSE WARBURG PINCUS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                                MANAGEMENT       OTHER            TOTAL
PORTFOLIO                          FEE          EXPENSES       EXPENSES(1)
--------------------------------------------------------------------------------
International Equity              1.00%           0.31%           1.31%
--------------------------------------------------------------------------------

     (1) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. This arrangement resulted in a reduction to the Portfolio's net expense ratio by 0.02% for the year ended December 31, 2000. Management Fees, Other Expenses and Total Annual Expenses equaled 1.00%, 0.29%, and 1.29%, respectively, after reflecting this arrangement.

GPP-109658                            5

PILGRIM VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

-------------------------------------------------------------------------------------------------------
                                  INVESTMENT                            TOTAL                 TOTAL NET
                                  MANAGEMENT    12B-1      OTHER      PORTFOLIO  WAIVER BY    PORTFOLIO
PORTFOLIO                            FEE         FEE      EXPENSES    EXPENSES   ADVISER(2)   EXPENSES
-------------------------------------------------------------------------------------------------------
Pilgrim Global Brand Names          1.00%       0.25%       1.72%       2.97%       1.74%       1.23%
-------------------------------------------------------------------------------------------------------

     (1) The table shows the estimated operating expenses for the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Adviser has agreed for the Portfolio.
     (2) ING Mutual Funds Management Co. LLC, the Portfolio's Investment Manager, has entered into a written expense limitation agreement with the Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Mutual Funds Management Co. LLC within three years. The amount of the Portfolio's expenses waived or reimbursed during the last fiscal year by ING Mutual Funds Management Co. LLC is shown under the heading "Waiver by Adviser." The expense limits will continue through at least December 31, 2001.

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                             MANAGEMENT                    OTHER        TOTAL
PORTFOLIO                       FEE       12B-1 FEE(1)  EXPENSES(2)  EXPENSES(2)
--------------------------------------------------------------------------------
Prudential Jennison            0.60%         0.25%         0.19%         1.04%
SP Jennison International
   Growth                      0.85%         0.25%         0.54%         1.64%
--------------------------------------------------------------------------------

     (1) The 12b-1 fees for the Prudential Jennison Portfolio and the SP Jennison International Growth Portfolio are imposed to enable the portfolios to recover certain sales expenses, including compensation to broker-dealers, the cost of printing prospectuses for delivery to prospective investors and advertising costs for the portfolio. Over a long period of time, the total amount of 12b-1 fees paid may exceed the amount of sales charges imposed by the product.
     (2) Since the SP Jennison International Growth Portfolio had not commenced operations as of December 31, 1999, expenses as shown are based on estimates of the portfolio's operating expenses for the portfolio's first fiscal year.

PILGRIM VARIABLE PRODUCTS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

------------------------------------------------------------------------------------------------
                           INVESTMENT                            TOTAL                 TOTAL NET
                           MANAGEMENT   SERVICE      OTHER     PORTFOLIO  WAIVER BY    PORTFOLIO
PORTFOLIO                     FEE         FEES    EXPENSES(2)  EXPENSES   ADVISER(3)   EXPENSES
------------------------------------------------------------------------------------------------
Pilgrim VP MagnaCap          0.75%       0.25%       7.15%       8.15%       7.05%       1.10%
------------------------------------------------------------------------------------------------
Pilgrim VP SmallCap
   Opportunities             0.75%       0.25%       0.23%       1.23%       0.13%       1.10%
------------------------------------------------------------------------------------------------
Pilgrim VP Growth
   Opportunities             0.75%       0.25%       1.44%       2.44%       1.34%       1.10%
------------------------------------------------------------------------------------------------

     (1) The table shows the estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for Class R shares for the Trust's most recently completed fiscal year and fee waivers to which ING Pilgrim Investments, LLC, the Portfolios' Adviser, has agreed for each Portfolio.

GPP-109658                            6

     (2) Because Class S shares are new for each Portfolio, the Other Expenses for each Portfolio are based on Class R expenses of the Portfolio.

     (3) ING Pilgrim Investments, LLC has entered into written expense limitation agreements with each Portfolio which it advises under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit for each such Portfolio is shown as "Total Net Portfolio Expenses." For each Portfolio, the expense limits will continue through at least December 31, 2001.

PROFUNDS ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

--------------------------------------------------------------------------------
                           MANAGEMENT                    OTHER         TOTAL
PORTFOLIO                     FEE        12B-1 FEE    EXPENSES(2)   EXPENSES(2)
--------------------------------------------------------------------------------
ProFund VP Bull              0.75%         0.25%         0.80%         1.80%
--------------------------------------------------------------------------------
ProFund VP Small-Cap         0.75%         0.25%         0.80%         1.80%
--------------------------------------------------------------------------------
ProFund VP Europe 30(1)      0.75%         0.25%         0.75%         1.75%
--------------------------------------------------------------------------------

     (1) Management fees and expenses for the ProFund VP Europe 30 are for the 12-month period ending December 12, 2000.
     (2) Other expenses for the ProFund VP Bull and ProFund VP Small-Cap are estimates as these ProFund Portfolios had not commenced operations as of December 31, 2000.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust, the Galaxy VIP Fund, the PIMCO Variable Insurance Trust, the Credit Suisse Warburg Pincus Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust, and the ProFunds for additional information on management or advisory fees and in some cases on other portfolio expenses.


Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
     The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns 5% annually if you are a Yr-2001 contract owner. Each example assumes election of the Max 7
Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $86,000). Examples 1 and 2 also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year. The assumed annual rider charge of 0.75% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to a charge of 0.125% of rider base per quarter over the same period. Each example also assumes that any applicable expense reimbursements of underlying portfolio expenses will continue for the periods shown. If the Standard Death Benefit, the Annual Ratchet Enhanced Death Benefit or 7% Solution Enhanced Death Benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume appl1icable surrender charges.

Please see Appendix E for expense examples applicable to Pre-2000 and Yr-2000 contract owners.

GPP-109658                            7

Example 1:
If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $117      $193      $261      $397
--------------------------------------------------------------------------------
Limited Maturity Bond                       $117      $193      $261      $397
--------------------------------------------------------------------------------
Core Bond                                   $122      $207      $284      $438
--------------------------------------------------------------------------------
Fully Managed                               $121      $205      $281      $433
--------------------------------------------------------------------------------
Total Return                                $121      $203      $278      $428
--------------------------------------------------------------------------------
Asset Allocation Growth                     $122      $207      $284      $438
--------------------------------------------------------------------------------
Equity Income                               $121      $205      $281      $433
--------------------------------------------------------------------------------
All Cap                                     $122      $207      $284      $438
--------------------------------------------------------------------------------
Growth and Income                           $123      $210      $289      $447
--------------------------------------------------------------------------------
Real Estate                                 $121      $205      $281      $433
--------------------------------------------------------------------------------
Value Equity                                $121      $205      $281      $433
--------------------------------------------------------------------------------
Investors                                   $122      $207      $284      $438
--------------------------------------------------------------------------------
International Equity                        $124      $214      $296      $460
--------------------------------------------------------------------------------
Rising Dividends                            $121      $205      $281      $433
--------------------------------------------------------------------------------
Managed Global                              $124      $214      $296      $460
--------------------------------------------------------------------------------
Large Cap Value                             $122      $207      $284      $438
--------------------------------------------------------------------------------
Hard Assets                                 $121      $205      $281      $433
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $122      $207      $284      $438
--------------------------------------------------------------------------------
Research                                    $121      $203      $278      $428
--------------------------------------------------------------------------------
Capital Growth                              $122      $207      $283      $437
--------------------------------------------------------------------------------
Capital Appreciation                        $121      $205      $281      $433
--------------------------------------------------------------------------------
Small Cap                                   $121      $205      $281      $433
--------------------------------------------------------------------------------
Mid-Cap Growth                              $121      $203      $278      $428
--------------------------------------------------------------------------------
Strategic Equity                            $121      $205      $281      $433
--------------------------------------------------------------------------------
Special Situations                          $123      $210      $289      $447
--------------------------------------------------------------------------------
Growth                                      $122      $207      $283      $437
--------------------------------------------------------------------------------
Developing World                            $130      $229      $319      $501
--------------------------------------------------------------------------------
Internet Tollkeeper                         $131      $232      $324      $509
--------------------------------------------------------------------------------

THE GALAXY VIP FUND
High Quality Bond                           $120      $203      $277      $425
--------------------------------------------------------------------------------
Asset Allocation                            $122      $207      $284      $438
--------------------------------------------------------------------------------
Growth and Income                           $126      $218      $301      $470
--------------------------------------------------------------------------------
Small Company Growth                        $128      $224      $312      $488
--------------------------------------------------------------------------------
Equity                                      $122      $206      $282      $436
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $119      $199      $271      $415
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $118      $196      $266      $406
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $125      $216      $298      $464

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $124      $214      $294      $457
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $122      $208      $285      $441
--------------------------------------------------------------------------------
SP Jennison International Growth            $128      $226      $313      $491
--------------------------------------------------------------------------------

GPP-109658                            8

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $123      $210      $288      $446
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $123      $210      $288      $446
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $123      $210      $288      $446

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $130      $230      $321      $504
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $130      $230      $321      $504
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $129      $229      $319      $500
--------------------------------------------------------------------------------

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $ 37      $113      $191      $397
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 37      $113      $191      $397
--------------------------------------------------------------------------------
Core Bond                                   $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Fully Managed                               $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Total Return                                $ 41      $123      $208      $428
--------------------------------------------------------------------------------
Asset Allocation Growth                     $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Equity Income                               $ 41      $125      $211      $433
--------------------------------------------------------------------------------
All Cap                                     $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Growth and Income                           $ 43      $130      $219      $447
--------------------------------------------------------------------------------
Real Estate                                 $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Value Equity                                $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Investors                                   $ 42      $127      $214      $438
--------------------------------------------------------------------------------
International Equity                        $ 45      $134      $226      $460
--------------------------------------------------------------------------------
Rising Dividends                            $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Managed Global                              $ 45      $134      $226      $460
--------------------------------------------------------------------------------
Large Cap Value                             $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Hard Assets                                 $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Research                                    $ 41      $123      $208      $428
--------------------------------------------------------------------------------
Capital Growth                              $ 42      $127      $213      $437
--------------------------------------------------------------------------------
Capital Appreciation                        $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Small Cap                                   $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 41      $123      $208      $428
--------------------------------------------------------------------------------
Strategic Equity                            $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Special Situations                          $ 43      $130      $219      $447
--------------------------------------------------------------------------------
Growth                                      $ 42      $127      $213      $437
--------------------------------------------------------------------------------
Developing World                            $ 50      $149      $249      $501
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 51      $152      $254      $509
--------------------------------------------------------------------------------

GPP-109658                            9

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GALAXY VIP FUND
--------------------------------------------------------------------------------
High Quality Bond                           $ 40      $123      $207      $425
--------------------------------------------------------------------------------
Asset Allocation                            $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Growth and Income                           $ 46      $138      $231      $470
--------------------------------------------------------------------------------
Small Company Growth                        $ 48      $144      $242      $488
--------------------------------------------------------------------------------
Equity                                      $ 42      $126      $212      $436
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $ 39      $119      $201      $415
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 38      $116      $196      $406
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $ 45      $136      $228      $464

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $ 44      $134      $224      $457
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $ 42      $128      $215      $441
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 48      $146      $244      $491
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $ 43      $130      $219      $446
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $ 43      $130      $219      $446
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $ 43      $130      $219      $446

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 50      $151      $251      $504
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 50      $151      $251      $504
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 50      $149      $249      $500
--------------------------------------------------------------------------------

GPP-109658                            10

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $106      $161      $208      $295
--------------------------------------------------------------------------------
Limited Maturity Bond                       $106      $161      $208      $295
--------------------------------------------------------------------------------
Core Bond                                   $111      $175      $232      $341
--------------------------------------------------------------------------------
Fully Managed                               $110      $173      $229      $335
--------------------------------------------------------------------------------
Total Return                                $110      $172      $226      $329
--------------------------------------------------------------------------------
Asset Allocation Growth                     $111      $175      $232      $341
--------------------------------------------------------------------------------
Equity Income                               $110      $173      $229      $335
--------------------------------------------------------------------------------
All Cap                                     $111      $175      $232      $341
--------------------------------------------------------------------------------
Growth and Income                           $112      $178      $237      $351
--------------------------------------------------------------------------------
Real Estate                                 $110      $173      $229      $335
--------------------------------------------------------------------------------
Value Equity                                $110      $173      $229      $335
--------------------------------------------------------------------------------
Investors                                   $111      $175      $232      $341
--------------------------------------------------------------------------------
International Equity                        $114      $183      $245      $365
--------------------------------------------------------------------------------
Rising Dividends                            $110      $173      $229      $335
--------------------------------------------------------------------------------
Managed Global                              $114      $183      $245      $365
--------------------------------------------------------------------------------
Large Cap Value                             $111      $175      $232      $341
--------------------------------------------------------------------------------
Hard Assets                                 $110      $173      $229      $335
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $111      $175      $232      $341
--------------------------------------------------------------------------------
Research                                    $110      $172      $226      $329
--------------------------------------------------------------------------------
Capital Growth                              $111      $175      $231      $340
--------------------------------------------------------------------------------
Capital Appreciation                        $110      $173      $229      $335
--------------------------------------------------------------------------------
Small Cap                                   $110      $173      $229      $335
--------------------------------------------------------------------------------
Mid-Cap Growth                              $110      $172      $226      $329
--------------------------------------------------------------------------------
Strategic Equity                            $110      $173      $229      $335
--------------------------------------------------------------------------------
Special Situations                          $112      $178      $237      $351
--------------------------------------------------------------------------------
Growth                                      $111      $175      $231      $340
--------------------------------------------------------------------------------
Developing World                            $119      $198      $269      $412
--------------------------------------------------------------------------------
Internet Tollkeeper                         $120      $201      $274      $421
--------------------------------------------------------------------------------

THE GALAXY VIP FUND
--------------------------------------------------------------------------------
High Quality Bond                           $110      $171      $224      $326
--------------------------------------------------------------------------------
Asset Allocation                            $111      $175      $232      $341
--------------------------------------------------------------------------------
Growth and Income                           $115      $187      $251      $377
--------------------------------------------------------------------------------
Small Company Growth                        $117      $193      $261      $397
--------------------------------------------------------------------------------
Equity                                      $111      $174      $230      $338
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $108      $167      $219      $315
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $107      $164      $214      $305
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $114      $184      $247      $370

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $113      $182      $243      $362
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $111      $176      $233      $344
--------------------------------------------------------------------------------
SP Jennison International Growth            $118      $194      $263      $401
--------------------------------------------------------------------------------

GPP-109658                            11

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $112      $178      $237      $350
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $112      $178      $237      $350
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $112      $178      $237      $350

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $119      $199      $271      $415
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $119      $199      $271      $415
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $119      $198      $269      $411
--------------------------------------------------------------------------------

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $ 26      $ 81      $138      $295
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 26      $ 81      $138      $295
--------------------------------------------------------------------------------
Core Bond                                   $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Fully Managed                               $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Total Return                                $ 30      $ 92      $156      $329
--------------------------------------------------------------------------------
Asset Allocation Growth                     $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Equity Income                               $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
All Cap                                     $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Growth and Income                           $ 32      $ 98      $167      $351
--------------------------------------------------------------------------------
Real Estate                                 $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Value Equity                                $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Investors                                   $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
International Equity                        $ 34      $103      $175      $365
--------------------------------------------------------------------------------
Rising Dividends                            $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Managed Global                              $ 34      $103      $175      $365
--------------------------------------------------------------------------------
Large Cap Value                             $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Hard Assets                                 $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Research                                    $ 30      $ 92      $156      $329
--------------------------------------------------------------------------------
Capital Growth                              $ 31      $ 95      $161      $340
--------------------------------------------------------------------------------
Capital Appreciation                        $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Small Cap                                   $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 30      $ 92      $156      $329
--------------------------------------------------------------------------------
Strategic Equity                            $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Special Situations                          $ 32      $ 98      $167      $351
--------------------------------------------------------------------------------
Growth                                      $ 31      $ 95      $161      $340
--------------------------------------------------------------------------------
Developing World                            $ 39      $118      $199      $412
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 40      $121      $204      $421
--------------------------------------------------------------------------------

GPP-109658                            12

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GALAXY VIP FUND
--------------------------------------------------------------------------------
High Quality Bond                           $ 30      $ 91      $154      $326
--------------------------------------------------------------------------------
Asset Allocation                            $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Growth and Income                           $ 35      $107      $181      $377
--------------------------------------------------------------------------------
Small Company Growth                        $ 37      $113      $191      $397
--------------------------------------------------------------------------------
Equity                                      $ 31      $ 94      $160      $338
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 27      $ 84      $144      $305
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $ 34      $104      $177      $370

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $ 33      $102      $173      $362
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $ 31      $ 96      $163      $344
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 38      $114      $193      $401
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $ 32      $ 98      $167      $350
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $ 32      $ 98      $167      $350
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $ 32      $ 98      $167      $350
--------------------------------------------------------------------------------

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 39      $119      $201      $415
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 39      $119      $201      $415
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 39      $118      $199      $411
--------------------------------------------------------------------------------


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.


Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."


--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

GPP-109658                            13

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.


CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information -- for contract categories Pre-2000 and Yr-2000. Yr-2001 is not presented because no Yr-2001 contracts were issued in prior years. In the future, we present sets of tables for each category to reflect the varying death benefits and mortality and expense risk charges, which affect the accumulation unit values.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the year ended December 31, 2000 are included in the Statement of Additional Information. The audited consolidated financial statements of Golden American for the years ended December 31, 2000, 1999 and 1998 are included in this prospectus.


PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.


Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.


Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued

GPP-109658                            14
during the period, assuming no surrender and the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

--------------------------------------------------------------------------------
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in this prospectus.


Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Pilgrim Investments, LLC a portfolio manager of the GCG Trust, and the investment manager of the Pilgrim Variable Insurance Trust and the Pilgrim Variable Products Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust and ING Investment Management Advisors B.V., a portfolio manager of the Pilgrim Variable Insurance Trust.


Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
                                   THE TRUSTS
--------------------------------------------------------------------------------

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The Galaxy VIP Fund is a mutual fund whose shares are offered to separate accounts of various life insurance companies for variable annuity contracts, including certain variable contracts of Golden American and its affiliates. The principal address of The Galaxy VIP Fund is 4400 Computer Drive, Westborough, MA 01581.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life

GPP-109658                            15
insurance
policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.


The Credit Suisse Warburg Pincus Trust (formerly the Warburg Pincus Trust) is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American and Equitable Life Insurance Company of Iowa, and to certain qualified and retirement plans. The address of the Credit Suisse Warburg Pincus Trust is 153 East 53rd Street, New York, NY 10022.

The Pilgrim Variable Insurance Trust (formerly the ING Variable Insurance Trust) is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of Pilgrim Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.


The Prudential Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.


The Pilgrim Variable Products Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of Pilgrim Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The ProFunds is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust, The Galaxy VIP
Fund, the PIMCO Variable Insurance Trust, the Credit Suisse Warburg Pincus Trust, the Pilgrim Variable Insurance Trust, the Pilgrim Variable Products Trust, ProFunds, the Board of Directors of the Prudential Series Fund, and the management of Directed Services, Inc., Fleet Investment Advisors, Inc., Pacific Investment Management Company, Credit Suisse Asset Management, LLC, The Prudential Insurance Company of America, ING Pilgrim Investments, LLC, ProFunds Advisors LLC and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO VARIABLE INSURANCE TRUST, THE CREDIT SUISSE WARBURG PINCUS TRUST, THE PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, THE PILGRIM VARIABLE PRODUCTS TRUST, AND PROFUNDS IN THE ACCOMPANYING PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.


--------------------------------------------------------------------------------
                       GOLDEN AMERICAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.


Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the GCG Trust, The Galaxy VIP Fund, the PIMCO Variable Insurance Trust, the Credit Suisse Warburg Pincus Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust or the ProFunds. Each investment portfolio has its own distinct investment


GPP-109658                            16
objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

PROPOSED SUBSTITUTION. In an ongoing effort to consolidate the variable operations of the various ING insurance companies, Golden American and certain of its affiliates filed an application with the SEC requesting permission via an order to substitute shares of the International Equity Fund of the Credit Suisse Warburg Pincus Trust (the "Credit Suisse Fund" ) with shares of the International Series of the GCG Trust (the "Substitution"). The International Equity Series of the GCG Trust was created with this Substitution in mind and will not be available for investment until the Substitution takes place. The International Equity Series of the GCG Trust is similar to the Credit Suisse Fund. We anticipate that the Substitution will reduce operating expenses and, due to a broader scope of availability for the GCG Trust in other variable contracts, create larger economies of scale from which a further reduction of expenses is anticipated. Contract holders will benefit directly from any reduction of Trust expenses. CONTRACT HOLDERS WILL NOT BEAR ANY EXPENSE ASSOCIATED WITH THE SUBSTITUTION.

Upon obtaining the requested order for substitution from the SEC, and subject to any required prior approval by applicable insurance authorities, Golden American and its affiliates will effect the Substitution by simultaneously placing an order for each subaccount investing in the Credit Suisse Fund to redeem the shares of that fund and an order for each such subaccount to purchase shares of the International Equity Series of the GCG Trust. Within five days after the Substitution, our Customer Service Center will send affected contract holders notice that the Substitution has been completed.


NOTE: We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
                            THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios listed in the section below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. Separate Account B also has other subaccounts investing in other portfolios which are not available to the Contract described in this prospectus. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS IN THE PROSPECTUSES FOR THE GCG TRUST,THE GALAXY VIP FUND, THE PIMCO VARIABLE INSURANCE TRUST, THE CREDIT SUISSE WARBURG PINCUS TRUST, PILGRIM VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND, PILGRIM VARIABLE PRODUCTS TRUST AND THE PROFUNDS. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

GPP-109658                            17

-------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO           INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------
THE GCG TRUST

Liquid Asset                   Seeks high level of current income consistent with the
                               preservation of capital and liquidity.

                               Invests primarily in obligations of the U.S. Government and its agencies and instrumentalities, bank obligations,
                               commercial paper and short-term corporate debt securities.
                               All securities will mature in less than one year.
                               ------------------------------------------------------------

Limited Maturity Bond          Seeks highest current income consistent with low risk to
                               principal and liquidity. Also seeks to enhance its total
                               return through capital appreciation when market factors,
                               such as falling interest rates and rising bond prices,
                               indicate that capital appreciation may be available without significant risk to principal.

                               Invests primarily in diversified limited maturity debt
                               securities with average maturity dates of five years or
                               shorter and in no cases more than seven years.
                               ------------------------------------------------------------


Core Bond (formerly            Seeks maximum total return, consistent with preservation of
   Global Fixed Income)        capital and prudent investment management.


                               Invests primarily in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio
                               duration of the Portfolio normally varies within a three- to six-year time frame.
                               ------------------------------------------------------------


Fully Managed                  Seeks, over the long term, a high total investment return
                               consistent with the preservation of capital and with prudent investment risk.

                               Invests primarily in the common stocks of established
                               companies believed by the portfolio manager to have
                               above-average potential for capital growth.
                               ------------------------------------------------------------

Total Return                   Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Growth of capital and income is a
                               secondary goal.

                               Invests primarily in a combination of equity and fixed
                               income securities.
                               ------------------------------------------------------------

Asset Allocation Growth        Seeks to maximize total return over the long- term by
                               allocating assets among stocks, bonds, short-term
                               instruments and other investments.

                               Allocates investments primarily in a neutral mix over time of 70% of its assets in stocks, 25% of its assets in bonds, and 5% of its assets in short-term and money market
                               investments.
                               ------------------------------------------------------------

Equity Income                  Seeks substantial dividend income as well as long-term
                               growth of capital.

                               Invests primarily in common stocks of well-established
                               companies paying above-average dividends.
                               ------------------------------------------------------------

All Cap                        Seeks capital appreciation through investment in securities which the portfolio manager believes have above-average
                               capital appreciation potential.

                               Invests primarily in equity securities of U.S. companies of any size.
                               ------------------------------------------------------------

GPP-109658                            18

-------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO           INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------

Growth and Income              Seeks long-term capital growth and current income.


                               Normally invests up to 75% of its assets in equity
                               securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio
                               manager believes have income potential.
                               ------------------------------------------------------------

Real Estate                    Seeks capital appreciation. Current income is a secondary
                               objective.

                               Invests primarily in publicly traded real estate equity
                               securities.
                               ------------------------------------------------------------

Value Equity                   Seeks capital appreciation. Dividend income is a secondary objective.

                               Invests primarily in common stocks of domestic and foreign issuers which meet quantitative standards relating to
                               financial soundness and high intrinsic value relative to
                               price.
                               ------------------------------------------------------------

Investors                      Seeks long-term growth of capital. Current income is a
                               secondary objective.

                               Invests primarily in equity securities of U.S. companies and to a lesser degree, debt securities.
                               ------------------------------------------------------------


International Equity           Seeks long-term growth of capital.
   (not currently available)
                               Invests at least 65% of its net assets in equity securities of issuers located in countries outside of the United
                               States. The Portfolio generally invests at least 75% of its total assets in common and preferred stocks, warrants and
                               convertible securities.
                               ------------------------------------------------------------


Rising Dividends               Seeks capital appreciation. A secondary objective is
                               dividend income.

                               Invests in equity securities that meet the following quality criteria: regular dividend increases; 35% of earnings
                               reinvested annually; and a credit rating of "A" to "AAA."
                               ------------------------------------------------------------

Managed Global                 Seeks capital appreciation. Current income is only an
                               incidental consideration.

                               Invests primarily in common stocks traded in securities
                               markets throughout the world.
                               ------------------------------------------------------------

Large Cap Value                Seeks long-term growth of capital and income.

                               Invests primarily in equity and equity-related securities of companies with market capitalization greater than $1
                               billion.
                               ------------------------------------------------------------

Hard Assets                    Seeks long-term capital appreciation.

                               Invests primarily in hard asset securities. Hard asset
                               companies produce a commodity which the portfolio manager is able to price on a daily or weekly basis.
                               ------------------------------------------------------------

Diversified Mid-Cap            Seeks long-term capital growth.

                               Normally invests at least 65% of its total assets in common stocks of companies with medium market capitalizations.
                               ------------------------------------------------------------

Research                       Seeks long-term growth of capital and future income.

                               Invests primarily in common stocks or securities convertible into common stocks of companies believed to have better than average prospects for long-term growth.
                               ------------------------------------------------------------


GPP-109658                            19

-------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO           INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------

Capital Growth                 Seeks long-term total return.

                               Invests primarily in common stocks of companies where the
                               potential for change (earnings acceleration) is significant.
                               ------------------------------------------------------------

Capital Appreciation           Seeks long-term capital growth.

                               Invests primarily in equity securities believed by the
                               portfolio manager to be undervalued.
                               ------------------------------------------------------------

Small Cap                      Seeks long-term capital appreciation.

                               Invests primarily in equity securities of companies that
                               have a total market capitalization within the range of
                               companies in the Russell 2000 Growth Index or the Standard &
                               Poor's Small-Cap 600 Index.
                               ------------------------------------------------------------

Mid-Cap Growth                 Seeks long-term growth of capital.

                               Invests primarily in equity securities of companies with
                               medium market capitalization which the portfolio manager
                               believes have above-average growth potential.
                               ------------------------------------------------------------

Strategic Equity               Seeks capital appreciation.

                               Invests primarily in common stocks of medium- and
                               small-sized companies.
                               ------------------------------------------------------------

Special Situations             Seeks capital appreciation.

                               Invests primarily in common stocks selected for their
                               capital appreciation potential. The Portfolio emphasizes
                               "special situation" companies that the portfolio manager
                               believes have been overlooked or undervalued by other
                               investors.
                               ------------------------------------------------------------

Growth                         Seeks capital appreciation.

                               Invests primarily in common stocks of growth companies that have favorable relationships between price/earnings ratios and growth rates in sectors offering the potential for
                               above-average returns.
                               ------------------------------------------------------------

Developing World               Seeks capital appreciation.

                               Invests primarily in equity securities of companies in
                               developing or emerging countries.
                               ------------------------------------------------------------


Internet Tollkeeper            Seeks long-term growth of capital.


                               Invests primarily in equity securities of "Internet
                               Tollkeeper" companies, which are companies in sectors which provide access, infrastructure, content and services to
                               Internet companies and customers, and which have developed, or are seeking to develop predictable, sustainable or
                               recurring revenue by increasing "traffic," or customers and sales, and raising "tolls," or prices in connection with the growth of the Internet.


GPP-109658                            20

-------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO           INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------

THE GALAXY VIP FUND

High Quality Bond              Seeks a high level of current income consistent with prudent risk of capital.

                               Invests primarily in obligations issued or guaranteed by the
                               U.S. Government, its agencies and instrumentalities, as well as in corporate debt obligations such as notes and bonds.
                               The portfolio also invests in asset-backed and
                               mortgage-backed securities and in money market instruments, such as commercial paper and bank obligations. Normally, at least 65% of the portfolio's total assets will be invested in high quality debt obligations that have one of the top
                               two ratings assigned by Standard & Poor's Ratings Group or
                               Moody's Investors Services, Inc. or are unrated securities determined by the portfolio manager to be of comparable
                               quality.
                               ------------------------------------------------------------

Asset Allocation               Seeks a high total return by providing both a current level of income that is greater than that provided by the popular stock market averages, as well as long-term growth in the
                               value of the portfolio's assets.

                               Invests in a mix of stocks and bonds that the portfolio
                               manager believes will produce both income and long-term
                               capital growth. This mix will change from time to time as a result of economic and market conditions. However, the
                               portfolio keeps at least 25% of its total assets in fixed
                               income investments, including debt securities and preferred stocks, at all times.
                               ------------------------------------------------------------

Growth and Income              Seeks to provide a relatively high total return through
                               long-term capital appreciation and current income.

                               Invests normally at least 65% of its total assets in the
                               common stocks of U.S. companies with large market
                               capitalizations (generally over $2 billion) that have
                               prospects for above-average growth and dividends.
                               ------------------------------------------------------------

Small Company Growth           Seeks capital appreciation.

                               Invests normally at least 65% of its total assets in the
                               equity securities, primarily common stocks, of small
                               companies that have market capitalizations of $1.5 billion or less. The portfolio invests primarily in the common stock of U.S. companies, but may invest up to 20% of its total
                               assets in foreign equity securities.
                               ------------------------------------------------------------

Equity                         Seeks long-term growth by investing in companies that the
                               portfolio manager believes have above-average earnings
                               potential.

                               Invests normally at least 75% of its total assets in common stocks and securities convertible into common stocks issued by U.S. companies.
                               ------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST

PIMCO High Yield Bond          Seeks to maximize total return, consistent with preservation of capital and prudent investment management.

                               Invests at least 65% of its assets in a diversified
                               portfolio of junk bonds rated at least B by Moody's Investor
                               Services, Inc. or Standard & Poor's or, if unrated,
                               determined by the portfolio manager to be of comparable
                               quality.
                               ------------------------------------------------------------

PIMCO StocksPLUS               Seeks to achieve a total return which exceeds the total
   Growth and Income           return performance of the Standard & Poor's 500 Stock Index.

                               Invests primarily in common stocks, options, futures,
                               options on futures and swaps.
                               ------------------------------------------------------------

GPP-109658                            21

-------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO           INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------


CREDIT SUISSE WARBURG PINCUS TRUST (formerly The Warburg Pincus Trust)


International Equity           Seeks long-term appreciation.

                               Invests primarily in a broadly diversified portfolio of
                               equity securities of companies that have their principal
                               business activities outside of the United States.
                               ------------------------------------------------------------

PILGRIM VARIABLE INSURANCE TRUST (formerly ING Variable Insurance Trust)

Pilgrim Global Brand Names     Seeks to provide investors with long-term capital
   Fund (formerly ING Global   appreciation.
   Brand Names Fund)
                               Invests at least 65% of its total assets in equity
                               securities of companies that have a well recognized
                               franchise, a global presence and derive most of their
                               revenues from sales of consumer goods.
                               ------------------------------------------------------------


THE PRUDENTIAL SERIES FUND

Prudential Jennison            Seeks long-term growth of capital.

                               Invests primarily in companies that have shown growth in
                               earnings and sales, high return on equity and assets or
                               other strong financial data and are also attractively valued in the opinion of the manager. Dividend income from
                               investments will be incidental.
                               ------------------------------------------------------------

SP Jennison International      Seeks long-term growth of capital.
   Growth
                               Invests primarily in equity-related securities of issuers
                               located in at least five different foreign countries.
                               ------------------------------------------------------------


PILGRIM VARIABLE PRODUCTS TRUST


Pilgrim VP MagnaCap            Seeks growth of capital, with dividend income as a secondary consideration.

                               Invests primarily in equity securities of companies meeting investment policy criteria of consistent and substantially increasing dividends, reinvested earnings, strong balance
                               sheet and attractive price. Invests primarily in companies included in the largest 500 U.S. companies.
                               ------------------------------------------------------------

Pilgrim VP SmallCap            Seeks long-term capital appreciation.
   Opportunities
                               Invests primarily in the common stock of smaller,
                               lesser-known U.S. companies that the portfolio manager
                               believes have above average prospects for growth.
                               ------------------------------------------------------------

Pilgrim VP Growth              Seeks long-term growth of capital.
   Opportunities
                               Invests primarily in U.S. companies that the portfolio
                               manager believes have above average prospects for growth.
                               ------------------------------------------------------------

PROFUNDS

ProFund VP Bull                Seeks daily investment results that correspond to the
                               performance of the Standard & Poor's 500 Stock Index.

                               Invests in securities and other financial instruments, such as futures and options on futures in pursuit of the
                               portfolio's objective regardless of market conditions,
                               trends or direction and seeks to provide correlation with
                               the benchmark on a daily basis.
                               ------------------------------------------------------------

GPP-109658                            22

-------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO           INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------

ProFund VP Small-Cap           Seeks daily investment results that correspond to the
                               performance of the Russell 2000 Index.

                               Invests in securities and other financial instruments, such as futures and options on futures in pursuit of the
                               portfolio's objective regardless of market conditions,
                               trends or direction and seeks to provide correlation with
                               the benchmark on a daily basis.
                               ------------------------------------------------------------

ProFund VP Europe 30           Seeks daily investment results that correspond to the
                               performance of the ProFunds Europe 30 Index.

                               Invests in securities and other financial instruments, such as futures and options on futures and American Depository
                               Receipts in pursuit of the portfolio's objective regardless of market conditions, trends or direction and seeks to
                               provide correlation with the benchmark on a daily basis.
                               ------------------------------------------------------------


INVESTMENT MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolio, including retaining portfolio managers to manage the assets of the various portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

Fleet Investment Advisors Inc. serves as the investment advisor of The Galaxy VIP Fund. The Galaxy VIP Fund pays Fleet Investment Advisors a monthly advisory fee based on the average daily net assets of each investment portfolio. Each portfolio pays its own administrative costs. Except for agreements to reimburse certain expenses of some portfolios, Fleet Investment Advisors does not bear any portfolio expenses.

Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios, for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.


Credit Suisse Asset Management, LLC serves as the investment advisor of the Credit Suisse Warburg Pincus Trust. The Credit Suisse Warburg Pincus Trust pays Credit Suisse Asset Management a monthly advisory fee based on the average daily net assets of the investment portfolio and also procures the services necessary for the operation of its portfolios. The Credit Suisse Warburg Pincus Trust pays monthly administrative fees to two co-administrators for administrative services, one of which is an affiliate of Credit Suisse Asset Management. The monthly administrative fee is based on the portfolio's average daily net assets. Credit Suisse Asset Management does not bear any portfolio expenses.


GPP-109658                            23

ING Pilgrim Investments, LLC ("ING Pilgrim") serves as the overall manager of Pilgrim Variable Insurance Trust amd Pilgrim Variable Products Trust. ING Pilgrim supervises all aspects of the Trusts' operations and provides investment advisory services to the portfolios of the Trusts, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING Pilgrim, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V. Except for agreements to reimburse certain expenses of the portfolio, ING Pilgrim does not bear any portfolio expenses.

The Prudential Insurance Company of America ("Prudential") and its subsidiary, Prudential Investments Fund Management LLC ("PIFM") serve as the overall investment advisers to the Prudential Series Fund. Prudential and PIFM are responsible for the management of the Prudential Series Fund and provide investment advice and related services. For the Prudential Jennison Portfolio and SP Jennison International Growth Portfolio, Prudential and PIFM engage Jennison Associates LLC to serve as sub-adviser and to provide day-to-day management. Prudential and PIFM pay the sub-adviser out of the fee they receive from the Prudential Series Fund. Each portfolio pays its own administrative costs.

ProFunds Advisors LLC serves as the investment advisor of the ProFunds. The ProFunds pay ProFunds Advisors LLC a monthly advisory fee based on the average daily net assets of each investment portfolio. Each portfolio pays its own administrative costs.

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, five portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and six portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2000, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2001 range from 0.55% to 1.86%. See "Fees and Expenses" in this prospectus.


We may receive compensation from the investment advisors, administrators and distributors or directly from the portfolios in connection with administrative, distribution or other services and cost savings attributable to our services. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. The compensation paid by advisors, administrators or distributors may vary.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

RESTRICTED FUNDS
We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value, up to 100 percent of each premium and no more than $999,999,999. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the

GPP-109658                            24
aggregate
limits set forth above. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
                          THE FIXED INTEREST ALLOCATION
--------------------------------------------------------------------------------

You may allocate premium payments and transfer your contract value to the guaranteed interest periods of our Fixed Account at any time during the accumulation period. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We currently offer guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years, although we may not offer all these periods in the future. You may select one or more guaranteed interest periods at any one time. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. YOU BEAR THE RISK THAT YOU MAY RECEIVE LESS THAN YOUR PRINCIPAL IF WE APPLY A MARKET VALUE ADJUSTMENT.

Assets supporting amounts allocated to the Fixed Account are available to fund the claims of all classes of our customer, contract owners and other creditors. Interests under your Contract relating to the Fixed Account are registered under the Securities Act of 1933, but the Fixed Account is not registered under the 1940 Act.

SELECTING A GUARANTEED INTEREST PERIOD
You may select one or more Fixed Interest Allocations with specified guaranteed interest periods. A guaranteed interest period is the period that a rate of interest is guaranteed to be credited to your Fixed Interest Allocation. We may at any time decrease or increase the number of guaranteed interest periods offered. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed
Interest Allocations available exclusively in connection with our dollar cost averaging program. For more information on DCA Fixed Interest Allocations, see "Transfers Among Your Investments -- Dollar Cost Averaging."

GPP-109658                            25

Your contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals (including any Market Value Adjustment applied to such withdrawal), transfers or other charges we may impose. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate which yields the quoted guaranteed interest rate.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. To find out the current guaranteed interest rate for a guaranteed interest period you are interested in, please contact our Customer Service Center or your registered representative. The determination may be influenced by the interest rates on fixed income investments in which we may invest with the amounts we receive under the Contracts. We will invest these amounts primarily in investment-grade fixed income securities (i.e., rated by Standard & Poor's rating system to be suitable for prudent investors) although we are not obligated to invest according to any particular strategy, except as may be required by applicable law. You will have no direct or indirect interest in these investments. We will also consider other factors in determining the guaranteed interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate of less than 3% per year.

We may from time to time at our discretion offer interest rate specials for new premiums that are higher than the current base interest rate then offered. Renewal rates for such rate specials will be based on the base interest rate and not on the special rates initially declared.

TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Separate Account B. We will transfer amounts from your Fixed Interest Allocations starting with the guaranteed interest period nearest its maturity date until we have honored your transfer request.

The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. If a transfer request would reduce the contract value remaining in a Fixed Interest Allocation to less than $100, we will treat such transfer request as a request to transfer the entire contract value in such Fixed Interest Allocation. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer will be subject to a Market Value Adjustment.

On the maturity date of a guaranteed interest period, you may transfer amounts from the applicable Fixed Interest Allocation to the subaccounts and/or to new Fixed Interest Allocations with guaranteed interest periods of any length we are offering at that time. You may not, however, transfer amounts to any Fixed Interest Allocation with a guaranteed interest period that extends beyond the annuity start date.

At least 30 calendar days before a maturity date of any of your Fixed Interest Allocations, or earlier if required by state law, we will send you a notice of the guaranteed interest periods that are available. You must notify us which subaccounts or new guaranteed interest periods you have selected before the maturity date of your Fixed Interest Allocations. If we do not receive timely instructions from you, we will transfer the contract value in the maturing Fixed Interest Allocation to a new Fixed Interest Allocation with a guaranteed interest period that is the same as the expiring guaranteed interest period. If such guaranteed interest period is not available or would go beyond the annuity start date, we will transfer your contract value in the maturing Fixed Interest Allocation to the next shortest guaranteed interest period which does not go beyond the annuity start date. If no such guaranteed interest period is available, we will transfer the

GPP-109658                            26
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contract value to a subaccount specially designated by the Company for such purpose. Currently we use the Liquid Asset subaccount for such purpose.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders."

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. Systematic withdrawals from a Fixed Interest Allocation are not permitted if such Fixed Interest Allocation is currently participating in the dollar cost averaging program. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and, in some cases, a surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

If you tell us the Fixed Interest Allocation from which your withdrawal will be made, we will assess the withdrawal against that Fixed Interest Allocation. If you do not, we will assess your withdrawal against the subaccounts in which you are invested, unless the withdrawal exceeds the contract value in the subaccounts. If there is no contract value in those subaccounts, we will deduct your withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.

Please be aware that the benefit we pay under any of the optional riders will be reduced by any withdrawals you make from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders."

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

We determine the Market Value Adjustment by multiplying the amount you withdraw, transfer or apply to an income plan by the following factor:

                                            N/365
                         ((1+I)/(1+J+.0050))     -1

Where,
     o "I" is the Index Rate for a Fixed Interest Allocation on the first day of the guaranteed interest period;

     o    "J" is equal to the following:

          (1) If calculated for a Fixed Interest Allocation of 1 year or more, then "J" is the Index Rate for a new Fixed Interest Allocation with a guaranteed interest period equal to the time remaining (rounded up to the next full year except in Pennsylvania) in the guaranteed interest period;

          (2) If calculated for a Fixed Interest Allocation of 6 months, then "J" is the lesser of the Index Rate for a new Fixed Interest Allocation with (i) a 6 month guaranteed interest period, or (ii) a 1 year guaranteed interest period, at the time of calculation; and

GPP-109658                            27

     o "N" is the remaining number of days in the guaranteed interest period at the time of calculation.

The Index Rate is the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for a period equal to the applicable guaranteed interest period. The average currently is based on the period starting from the 22nd day of the calendar month two months prior to the month of the Index Rate determination and ending the 21st day of the calendar month immediately before the month of determination. We currently calculate the Index Rate once each calendar month but have the right to calculate it more frequently. The Index Rate will always be based on a period of at least 28 days. If the Ask Yields are no longer available, we will determine the Index Rate by using a suitable and approved, if required, replacement method.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Several examples which illustrate how the Market Value Adjustment works are included in Appendix B.

--------------------------------------------------------------------------------
                                  SPECIAL FUNDS
--------------------------------------------------------------------------------


We use the term Special Funds in the discussion of the enhanced death benefit options and the optional riders. The Special Funds currently include the Liquid Asset subaccount, Limited Maturity Bond subaccount and the Fixed Interest Allocations. The Company may, at any time, designate new and/or existing subaccounts as a Special Fund with 30 days notice with respect to new premiums added or transfers to such subaccounts. Such subaccounts will include those that, due to their volatility, are excluded from the death benefit and/or living benefit guarantees that may otherwise be provided. Allocations to Special Funds will not affect the death benefit that may be available under the earnings multiplier benefit rider. Designation of a subaccount as a Special Fund may vary by benefit. For example, a subaccount may be designated a Special Fund for purposes of calculating a living benefit, but not a death benefit, or for calculating one death benefit and not another.


--------------------------------------------------------------------------------
                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------


The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust, the PIMCO Variable Insurance Trust, the Credit Suisse Warburg Pincus Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust and ProFunds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.


CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

GPP-109658                            28

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit when due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit. If no beneficial owner of the Trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.


     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an enhanced death benefit, and you add a joint owner, if the older joint owner is attained age 85 or under, the enhanced death benefit from the date of change will end, and the Standard Death Benefit will apply. For all death benefit options, if the older joint owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if a joint owner is added. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.


ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date and a contingent annuitant has been named,

GPP-109658                            29
the contingent
annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.


     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the enhanced death benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the enhanced death benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, if the new owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit and charge will be adjusted to reflect the attained age of the new owner as the issue age. The Maximum Base and Benefit Base percentages in effect on the original rider date will be used to


GPP-109658                            30
calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership.

If you have elected another optional rider, the rider will terminate upon a change of ownership.


You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner may have tax consequences.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.


The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.


IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Fees and Expenses" in this prospectus.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium and credit within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments and credits will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment and credit will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment and credit to the subaccounts selected by you, we convert the premium payment and credit into accumulation units. We divide the amount of the premium payment and credit allocated to a particular subaccount by the value of an accumulation unit for the subaccount to

GPP-109658                            31
determine
the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated with the added credit to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium and credit plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated with the added credit to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums and credits to the specially designated subaccount during the free look period.

ADDITIONAL CREDIT TO PREMIUM
A credit will be added to your contract value based on each premium payment. The credit will be added proportionally to each subaccount and Fixed Interest Allocation as the premium payment is allocated. The credit is a minimum of 4% of the premium payment. We may increase the credit at our discretion. If we increase the credit we may reduce it also at our discretion, but we will not reduce it below the minimum credit of 4%, and we will give at least 30 days' notice of any planned reduction.

The credit constitutes earnings (and not premiums paid by you) for federal tax purposes.


In any of the following circumstances, we deduct a credit from the amount we pay to you or your beneficiary:

     (1) If you return your Contract within the free look period, we will deduct the credit from the refund amount;

     (2) If a death benefit becomes payable, we will deduct any credits added to your contract within 1 year prior to death; and

     (3) If we waive any surrender charge, we will deduct any credit added to your contract value within 1 year.

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the credit. You will retain any gains, and you will also bear any losses, that are attributable to the credit we deduct.

Once we have waived any surrender charge, we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

GPP-109658                            32

WHILE NO SPECIFIC CHARGE IS MADE FOR THE PREMIUM CREDIT, THE SURRENDER CHARGES ARE HIGHER AND THE SURRENDER CHARGE PERIOD LONGER THAN UNDER OUR PRODUCTS NOT OFFERING A PREMIUM CREDIT. ALSO, THE MORTALITY AND EXPENSE RISK CHARGE IS HIGHER THAN THAT CHARGED UNDER OTHER PRODUCTS PROVIDING COMPARABLE FEATURES, BUT NO PREMIUM CREDIT. WE MAY USE A PORTION OF THE SURRENDER CHARGE AND MORTALITY AND EXPENSE RISK CHARGE TO HELP RECOVER THE COST OF PROVIDING THE PREMIUM CREDIT. IN ADDITION, THERE MAY BE CIRCUMSTANCES UNDER WHICH THE CONTRACT OWNER MAY BE WORSE OFF FROM HAVING RECEIVED A PREMIUM CREDIT. FOR EXAMPLE, THIS COULD OCCUR IF THE CONTRACT OWNER RETURNS THE CONTRACT DURING THE APPLICABLE FREE LOOK PERIOD. UPON A FREE LOOK, WE RECAPTURE THE PREMIUM CREDIT THAT HAD BEEN CREDITED. IF THE STATE LAW PROVIDES THAT CONTRACT VALUE IS RETURNED ON A FREE LOOK, AND IF THE PERFORMANCE OF THE APPLICABLE SUBACCOUNTS HAS BEEN NEGATIVE DURING THAT PERIOD, WE WILL RETURN THE CONTRACT VALUE LESS THE PREMIUM CREDIT. THE NEGATIVE PERFORMANCE ASSOCIATED WITH THE PREMIUM CREDIT WILL REDUCE THE CONTRACT VALUE MORE THAN IF THE PREMIUM CREDIT HAD NOT BEEN APPLIED.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments and credits allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and added credit that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium and added credit not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments and credits, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

GPP-109658                            33

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charges, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center.
We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.


THE SUBACCOUNTS
Each of the 44 subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account B invests in a corresponding portfolio of the GCG Trust, the Galaxy VIP Fund, the PIMCO Variable Insurance Trust, the Credit Suisse Warburg Pincus Trust, the Pilgrim Variable Insurance Trust, the Prudential Series Fund, the Pilgrim Variable Products Trust or the ProFunds.


ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.


We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.


We also reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

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

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OPTIONAL RIDERS
Subject to state availability, you may elect one of three optional benefit riders discussed below. You may not add more than one of these three riders to your Contract. There is a separate charge for each rider.

Once elected, the riders generally may not be cancelled. This means once you add the rider you may not remove it, and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for contract owners purchasing Contracts on or after January 2, 2001. If you purchased your Contract prior to that date, please see Appendix F for a description of the calculation of the optional rider benefits applicable under your Contract.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND COMPLETELY BEFORE YOU SELECT ANY. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. We use the term rider date in the discussion of the optional benefit riders below. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if the rider was purchased at the time the Contract is issued.

NO CANCELLATION. Once you purchase a rider, the rider may not be cancelled, unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract which automatically cancels any attached rider. Once the Contract continues beyond the free look period, you may not at any time cancel the rider, except with respect to a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits." This means that the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate (and all benefits under the rider will cease) if you annuitize, surrender or otherwise terminate your Contract or die (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract, during the accumulation phase. The optional rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with the applicable rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than the MGAB Base. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus credits, reduced pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date

GPP-109658                            35
will also reduce the benefit pro rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment plus credits, reduced pro rata for withdrawals, and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period.On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

     1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. THE AGGREGATE MGAB BASE IS USED TO DETERMINE THE MGAB ON THE MGAB BENEFIT DATE. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT.

          If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period after your rider date, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

          If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums and credits added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same

GPP-109658                            36
          percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

          ONLY PREMIUMS AND CREDITS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

     2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we will assess the pro rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees that a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the credit(s) we add, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustments for Special Fund transfers, and any withdrawals you take while the rider is in effect. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

GPP-109658                            37

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or income factors in effect on the date you annuitize. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

          (i) your annuity income based on your contract value adjusted for any Market Value Adjustment on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

          (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

          (iii) the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any surrender charges, premium tax recovery and Market Value Adjustments that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider on the MGIB Benefit Date. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize under the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of
          (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds. Thus, investing in the Special Funds may limit the MGIB benefit.

          The MGIB Base is equal to the lesser of (i) and (ii) where:

          (i) is your initial premium and credit (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums and credits added to your Contract, reduced pro rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and reaching the MGIB Base Maximum, and at 0% thereafter; and

          (ii) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums and credits, adjusted for withdrawals and transfers.

          Eligible additional premium payments and credits are those added more than 5 years before the earliest MGIB Date and are included in the MGIB Benefit Base. Premiums and credits paid after that are excluded from the MGIB Base.

GPP-109658                            38

          Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

          The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

     2. Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

          Two MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB benefit.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

GPP-109658                            39

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments and credits paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

          (i) if you purchased the MGWB rider on the contract date, your premium payments and credits received during the first two contract years; or

          (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums and credits received that day, and any subsequent premium payments and credits received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. The MGWB Withdrawal Account equals the sum of (a) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (b) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds, by the proportion that the withdrawal bears to the contract value in Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value

GPP-109658                            40
at the time of the
withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

          (i)  your contract value is greater than zero;

          (ii) your MGWB Withdrawal Account is greater than zero;

          (iii) your latest allowable annuity start date has not been reached;

          (iv) you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

          (i)  your MGWB Withdrawal Account is greater than zero;

          (ii) your latest allowable annuity start date has not been reached;

          (iii) you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is

GPP-109658                            41
the present
value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual death benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

--------------------------------------------------------------------------------
                                   WITHDRAWALS
--------------------------------------------------------------------------------

Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any Contract year is 10% of your contract value on the date of the withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

GPP-109658                            42

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                                      MAXIMUM PERCENTAGE
          FREQUENCY                   OF CONTRACT VALUE
          Monthly                           0.833%
          Quarterly                          2.50%
          Annually                          10.00%

GPP-109658                            43

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA

GPP-109658                            44
withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.


You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.


You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

--------------------------------------------------------------------------------
                        TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Special Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

GPP-109658                            45

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.


To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock

Exchange will be effected on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners.


We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal

GPP-109658                            46
payments over the selected
6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Asset subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

          o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).

          o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro rata to the Restricted Funds.

          o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

GPP-109658                            47

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in "The Investment Portfolios." If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

--------------------------------------------------------------------------------
                              DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------


DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit, and earnings multiplier benefit, if elected, is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose. There are three categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000 and Yr-2001 contract owners. If you currently are a contract owner, the category of your contract is indicated in the cover letter which accompanies this prospectus. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.


GPP-109658                            48

The following is a general description of the categories:

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as approved in the state of issue at the time of purchase);

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options (as approved in the state of issue at the time of purchase), including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80:

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options (as approved in the state of issue at the time of purchase), including the Annual Ratchet Enhanced Death Benefit to age 90, and contain new Special Funds language.

Other than as specifically noted, this Prospectus describes the benefits applicable to all categories of contract owners.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN YR-2001. IF YOU ARE A PRE-2000 OR YR-2000 CONTRACT OWNER, PLEASE SEE APPENDIX E FOR A DESCRIPTION OF THE CALCULATION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.


You may choose one of the following Death Benefits: (a) the Standard Death Benefit, (b) the 7% Solution Enhanced Death Benefit, (c) the Annual Ratchet Enhanced Death Benefit or (d) the Max 7 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 7% Solution, Annual Ratchet and Max 7 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider -- Death Benefit during Automatic Periodic Benefit Status." The Enhanced Death Benefits are available only at the time you purchase your Contract. The enhanced death benefits are not available where a Contract is owned by joint owners.


The death benefit, and earnings multiplier benefit, if elected, is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.


The death benefit may be subject to certain mandatory distribution rules required by federal tax law.


We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:


     1) the contract value minus any credits added within 1 year prior to death; and

     2)   the cash surrender value.

GPP-109658                            49

The STANDARD DEATH BENEFIT equals the GREATER of the Base Death Benefit and the SUM of 1) and 2), less 3) where:

     1)   the contract value allocated to Special Funds;

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to non-Special Funds; and

     3)   any credits added within 1 year prior to death.

The Standard Minimum Guaranteed Death Benefit equals:

     1) the initial premium payment plus any credit, allocated to Special and Non-Special Funds, respectively;

     2) increased by premium payments, plus any credits and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

     3) reduced by a pro rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Base Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may at our discretion reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the greater of:

     1)   the Standard Death Benefit; and

     2) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds, less any credits added within 1 year prior to death.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

     1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments and credits, as reduced by adjustments for withdrawals) and thereafter at 0%, and

     2)   the cap.

GPP-109658                            50

Withdrawals of up to 7% per year of cumulative premiums and premium credits are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal. Please see Appendix D for examples of the pro rata withdrawal adjustment for withdrawals other than special withdrawals.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds, less any credits added within 1 year prior to death.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

     1) the initial premium, plus credit, allocated at issue to Special and Non-Special Funds, respectively;

     2) increased dollar for dollar by any premium, plus credits, allocated after issue to Special and Non-Special funds, respectively;

     3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

     4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro rata adjustment for Special Funds will equal (a) times (b) divided by
(c):

GPP-109658                            51
where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for
Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit.

Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.


EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for non-qualified Contracts and for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of net premiums. Currently, where the rider is added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of premiums adjusted for withdrawals ("Maximum Base"); and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus premiums adjusted for withdrawals ("Benefit Base"). If the rider is added to a Contract after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals ("Maximum Base"); and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals ("Benefit Base"). The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked.The earnings enhancement benefit rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see page 2 of this prospectus for a description of the charge.


DEATH BENEFIT DURING THE INCOME PHASE
If, any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE
If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

GPP-109658                            52

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Asset subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values.


The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.


If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the Liquid Asset subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. The Maximum Base and the Benefit Base will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: 1) based on the attained age of the spouse at the time of the ownership change using current values as of that date; 2) computed as if the rider was added to the Contract after issue and after the increase; and 3) based on the Maximum Base and Benefit Base percentages in effect on the original rider date. However, we may in the future permit the surviving spouse to elect to use the then current Maximum Base and Benefit Base percentages in the benefit calculation. The crediting of the earnings multiplier benefit will not be included in either the minimum guaranteed death benefit or guaranteed living benefit calculations. If the surviving spouse is older than the maximum rider issue age, the rider will terminate.


CONTINUATION AFTER DEATH -- NON SPOUSE
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Internal Revenue Code (the "Code"). See next section, "Required Distributions upon Contract Owner's Death."


If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the Liquid Asset subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.


REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

GPP-109658                            53

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a non-spouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

--------------------------------------------------------------------------------
                                CHARGES AND FEES
--------------------------------------------------------------------------------


We deduct the Contract charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of Contracts.


CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 9-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will

GPP-109658                            54
never charge more than the
maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

     COMPLETE YEARS ELAPSED      0    1    2    3    4    5    6    7    8    9+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE            8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60 day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states. If we waive the surrender charge, we will deduct any credit added to your contract value within 1 year of the withdrawal, and we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 10% of your contract value on the date of withdrawal less any withdrawals during that contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

GPP-109658                            55

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by Golden American. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.


CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the Category of contract owner to which you belong. The charge is deducted on each business day based on the assets you have in each subaccount. The charge for each death benefit option, on an annual basis for Yr-2001 contract owners, is equal to 1.30% for the Standard Death Benefit, 1.55% for the Annual Ratchet Enhanced Death Benefit, 1.65% for the 7% Solution Enhanced Death Benefit or 1.75% for the Max 7 Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003585% (Standard), .004280% (Annual Ratchet),
 .004558% (7% Solution), or .004837% (Max 7), respectively, for each day since the previous business day. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

Please see Appendix E for a description of the death benefits and mortality and expense risk charges for Pre-2000 and Yr-2000 contract owners.


     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. This charge is deducted daily from your assets in each subaccount.


     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "The Earnings Multiplier Benefit Rider."


     OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract



GPP-109658                            56
value in the subaccount, we
will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

     Waiting Period              Quarterly Charge
     --------------              ----------------
     10 Year ...............     0.125% of the MGAB Charge Base (0.50% annually)
     20 Year ...............     0.125% of the MGAB Charge Base (0.50% annually)


The MGAB Charge Base is the total of (i) the MGAB Base on the rider date, and
(ii) premiums and credits during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds.


     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

     MGIB Rate                   Quarterly Charge
     ---------                   ----------------
     7% ..................       0.125% of the MGIB Charge Base (0.50% annually)


The MGIB Charge Base is the total of premiums paid and credits added more than 5 years before the earliest MGIB Benefit Date, reduced pro rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds.


     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid and credits added during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount, and applicable credits, immediately prior to the surrender or annuitization.

TRUST EXPENSES
Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, five portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and six portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2000, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2001 range from 0.55% to 1.86%. See "Fees and Expenses" in this prospectus.

GPP-109658                            57

Additionally, we may receive compensation from the investment advisers, administrators or distributors of the portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

--------------------------------------------------------------------------------
                               THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

GPP-109658                            58

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and Option 2 per year. We will, however, base the discount interest rate

GPP-109658                            59
          on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in your Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

--------------------------------------------------------------------------------
                            OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report, including rider charges if you have elected one of the optional riders offered in this prospectus. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential

GPP-109658                            60
positive or negative effect of the
market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.


SELLING THE CONTRACT
Directed Services, Inc. is the principal underwriter and distributor of the Contract as well as for other contracts issued through Separate Account B and other separate accounts of Golden American. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. Directed Services is a corporation organized under the laws of New York and is a wholly owned subsidiary of Equitable of Iowa. Directed Services is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Directed Services has the authority to enter into selling agreements with other firms. Directed Services has entered into selling agreements with broker-dealers affiliated with Fleet Financial Group, Inc. to sell the Contracts through registered representatives. Those representatives are registered with the NASD, and if applicable, also with the states in which they do business. They also are licensed as insurance agents in the states in which they do business.

We pay sales commissions to Directed Services for the sale of the Contracts. Directed Services passes through the entire amount of the sales commission to the Fleet affiliated broker-dealer whose registered representative sold the Contract. The maximum sales commission payable will be approximately 5.5% of the initial and any additional premium payment. This commission may be returned if the Contract is not continued through the first Contract Year.


     ----------------------------------------------------------------------
                            UNDERWRITER COMPENSATION
     ----------------------------------------------------------------------
        NAME OF PRINCIPAL            AMOUNT OF                 OTHER
           UNDERWRITER         COMMISSION TO BE PAID       COMPENSATION

     Directed Services, Inc.      Maximum of 5.5%      Reimbursement of any
                                  of any initial         covered expenses
                                   or additional             incurred
                                  premium payments         by registered
                                    except when           representatives
                                     combined              in connection
                                  with some annual            with the
                                 trail commissions.         distribution
                                                          of the Contracts.
     ----------------------------------------------------------------------

GPP-109658                            61

Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 5.5% of total premium payments).


We may make additional cash payments to Fleet affiliated broker-dealers for marketing and educational expenses and for the reimbursement of certain expenses incurred by registered representatives in connection with the distribution of the Contracts.


We do not pay any additional commissions on the sale or exercise of any of the optional benefit riders offered in this prospectus.

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Separate Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Assistant Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.


EXPERTS
The audited financial statements of Golden American and Separate Account B appearing in this prospectus or in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in this prospectus or in the SAI and in the Registration Statement and are included or


GPP-109658                            62
incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------
                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

GPP-109658                            63

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.


     SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for the earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. Although we do not believe that the charges we deduct for the earnings multiplier benefit rider or any other optional benefit or rider provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.


     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

GPP-109658                            64

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

     DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the

GPP-109658                            65
contract owner (or
plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRA
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning

GPP-109658                            66
before January 1,
1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

LOANS
Loans may be available if you are under age 70 1/2 and purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your Cash Surrender Value as collateral for the loan. Loans are subject to the terms of the Contract, the plan and the Code. You are responsible for monitoring the amount and number of loans outstanding at any one time under your TSA, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. WE URGE YOU TO CONSULT WITH A QUALIFIED TAX ADVISOR PRIOR TO EFFECTING A LOAN TRANSACTION UNDER YOUR CONTRACT.

     LOAN PROCEDURES. You must complete a loan application in order to effect a loan. You may submit a loan application at any time after the free look period and before the annuity start date. There is a loan fee
(currently $25) per loan, payable at the time of the loan. If the loan amount plus the loan fee exceeds the maximum loan amount, the fee will be deducted from the loan proceeds.

     In order to secure your loan, on the effective date of your loan, we will transfer an amount equal to the principal amount of your loan into an account called the "TSA Special Fixed Account." You must indicate your choice of variable and fixed accounts from which amounts will be transferred to the TSA Special Fixed Account. If no choice is indicated, amounts will be transferred on a pro rata basis from your variable accounts. If amounts allocated to the variable accounts are not sufficient, amounts will be transferred from the fixed accounts on a nearest to maturity basis.

     Amounts transferred from the TSA Special Fixed Account upon loan repayments will be transferred to the variable accounts in proportion to the contract value so allocated. If no contract value is allocated to the variable accounts, such transfers will be made to the Liquid Asset subaccount.

     No withdrawals are permitted unless there has been a Distributable Event. Distributable Events are the following:

     1)   attainment of age 59 1/2;

     2)   separation from service;

     3)   death; or

     4)   disability.

You must notify us when a separation from service has occurred. No withdrawals are permitted from the TSA Special Fixed Account, other than an automatic withdrawal to pay off a defaulted loan. See "Loan Default," below.

     MINIMUM AND MAXIMUM LOAN AMOUNTS. You may borrow a minimum of $1,000, unless we are required by law to allow a lesser minimum amount. We currently allow no more than 2 loans per Contract at any time. The maximum loan amount for a new loan is the lesser of (1) and (2), minus any outstanding loan balance, where

     1)   is 50% of the Cash Surrender Value, and

     2) is $50,000 minus the excess of the highest outstanding loan balance during the past 12 months over the loan balance on the date of the new loan.

GPP-109658                            67

     INTEREST. The balance in the TSA Special Fixed Account is credited with interest until the loan is repaid in full. The current annual effective interest rate is 3.5%. The guaranteed minimum interest rate is 3%. Rates are guaranteed for one year. Each loan will have a separate TSA Special Fixed Account, and each may have a different interest crediting rate.

     You will be charged interest on the outstanding loan balance at an annual effective interest rate of 6%. Interest will be charged in arrears. Interest charges accrue on your outstanding loan balance daily beginning on the effective date of your loan.


     LOAN REPAYMENT. Loans must be repaid within 5 years. However, if the loan is used to purchase your principal residence, it must be repaid within 15 years. You must identify your payments as premium payments or they will be treated as loan repayments. You may choose whether to make your loan repayments quarterly or monthly. Currently, loans must be repaid by electronic funds transfer ("EFT") or pre-authorized check ("PAC"), unless we have approved another form of payment.


     If your loan repayment is late, and the loan would otherwise be in default, we will make a withdrawal in an amount sufficient to keep the loan from going into default. The withdrawals will be made on a pro rata basis from all of the variable accounts to which contract value is then allocated. If there is not enough contract value in the variable accounts, the withdrawal will be made from the fixed accounts on a nearest to maturity basis, and any amount withdrawn may be subject to a Market Value Adjustment. This will only be done if:

     1)   there has been a Distributable Event;

     2) the amount available for withdrawal is equal to or exceeds the necessary amount plus any applicable withdrawal charges; and

     3)   you have authorized us to do so in the loan agreement.

If any of these conditions is not met, the loan will be considered to be in default, and default procedures will be performed.

     LOAN DEFAULT. When your loan is in default, you may pay off the loan, or the loan will be repaid through an automatic withdrawal from your contract value, as described below.

     1.   Loan Repaid
          For loans in default status, we will accept repayment only in the amount necessary to pay off the loan balance in full.

     2.   Loan Not Repaid
          The defaulted loan balance continues to accrue interest until there has been a Distributable Event, at which time the defaulted loan balance plus accrued interest will be repaid by automatic withdrawal. The defaulted loan balance will be considered a Deemed Distribution. If a Distributable Event has occurred prior to default, the defaulted loan balance plus accrued interest is repaid by automatic withdrawal upon default. The automatic withdrawal will apply first to the TSA Special Fixed Account, then pro rata to the variable accounts and then to the fixed accounts on a nearest to maturity basis. Surrender charges and any market value adjustments will be applied as applicable to such withdrawals. In either case the Deemed Distribution or withdrawal will be considered a currently taxable event, and may be subject to federal income tax withholding and the federal early withdrawal penalty tax.

     OVERLOANS. An overloan occurs when the total outstanding loan balance(s) exceeds the Cash Surrender Value. If this occurs, we will send you a letter requesting payment of an amount which will take the loan out of overloan status. If after 30 days, the overloan status has not been corrected, the loan will be considered in default. If a Distributable Event occurred, the Contract will terminate without value. If a Distributable Event has not occurred, the Contract will continue in force, interest continues to accrue and the loan continues. Upon the occurrence of a Distributable Event while the loan is still in overloan status, the Contract will terminate without value.

GPP-109658                            68

     EFFECT OF LOAN ON OTHER CONTRACT FEATURES. The following contract features will be impacted by any outstanding loan balance:

     1) Withdrawals and Charges: The rules concerning maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges will be determined by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: The outstanding loan balance is deducted from any amounts otherwise payable and in determining the amount available for annuitization.

     3)   Riders:


          a) Minimum Guaranteed Income Benefit ("MGIB") Rider. Upon exercising the MGIB rider, the MGIB Base is reduced by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.


          b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

          c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.


TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT
THE CONTRACT INCLUDES AN ENHANCED DEATH BENEFIT THAT IN SOME CASES MAY EXCEED THE GREATER OF THE PREMIUM PAYMENTS OR THE CONTRACT VALUE. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN ANY CODE SECTION 401(A) PENSION OR PROFIT-SHARING PLAN OR CODE SECTION 403(B) TAX-SHELTERED ANNUITY. EMPLOYERS USING THE CONTRACT MAY WANT TO CONSULT THEIR TAX ADVISER REGARDING SUCH LIMITATION. FURTHER, THE INTERNAL REVENUE SERVICE HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE ENHANCED DEATH BENEFIT PROVISION IN THE CONTRACT COMPORTS WITH IRA OR ROTH IRA QUALIFICATION REQUIREMENTS. A TAX ADVISOR SHOULD BE CONSULTED.


OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

GPP-109658                            69

--------------------------------------------------------------------------------
          MORE INFORMATION ABOUT GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SELECTED FINANCIAL DATA
The following selected financial data prepared in accordance with generally accepted accounting principles ("GAAP") for Golden American should be read in conjunction with the financial statements and notes thereto included in this prospectus.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable of Iowa"), according to a merger agreement among Equitable of Iowa, PFHI and ING Groep N.V. (the "ING acquisition"). On August 13, 1996, Equitable of Iowa acquired all of the outstanding capital stock of BT Variable, Inc., then the parent of Golden American (the "Equitable acquisition"). For financial statement purposes, the ING acquisition was accounted for as a purchase effective October 25, 1997 and the Equitable acquisition was accounted for as a purchase effective August 14, 1996. As a result, the financial data presented below for periods after October 24, 1997, are presented on the Post-Merger new basis of accounting, for the period August 14, 1996 through October 24, 1997, are presented on the Post-Acquisition basis of accounting, and for August 13, 1996 and prior periods are presented on the Pre-Acquisition basis of accounting.

                                                             SELECTED GAAP BASIS FINANCIAL DATA
                                                                       (IN THOUSANDS)

                                                                         POST-MERGER
                                                 -------------------------------------------------------------
                                                                                                For the Period
                                                 For the Year    For the Year    For the Year     October 25,
                                                    Ended           Ended           Ended        1997 through
                                                 December 31,    December 31,    December 31,    December 31,
                                                     2000            1999            1998            1997
                                                 -----------     -----------     -----------     -----------
Annuity and Interest
   Sensitive Life  Product Charges .........     $   144,877     $    82,935     $    39,119     $     3,834
Net Income (Loss) before  Federal Income Tax     $    32,862     $    19,737     $    10,353     $      (279)
Net Income (Loss) ..........................     $    19,180     $    11,214     $     5,074     $      (425)
Total Assets ...............................     $11,852,677     $ 9,392,857     $ 4,754,623     $ 2,446,395
Total Liabilities ..........................     $11,235,540     $ 8,915,008     $ 4,400,729     $ 2,219,082
Total Stockholder's Equity .................     $   617,137     $   477,849     $   353,894     $   227,313

                                                       POST-ACQUISITION           PRE-ACQUISITION
                                               ---------------------------------  ---------------
                                               For the Period     For the Period  For the Period
                                               January 1,1997       August 14,      January 1,
                                                   through         1996 through    1996 through
                                                 October 24,       December 31,     August 13,
                                                    1997              1996             1996
                                               --------------     --------------  ---------------
Annuity and Interest
   Sensitive Life  Product Charges .........     $   18,288        $    8,768       $   12,259
Net Income (Loss) before  Federal Income Tax     $     (608)       $      570       $    1,736
Net Income (Loss) ..........................     $      729        $      350       $    3,199
Total Assets ...............................            N/A        $1,677,899              N/A
Total Liabilities ..........................            N/A        $1,537,415              N/A
Total Stockholder's Equity .................            N/A        $  140,484              N/A

GPP-109658                            70

BUSINESS ENVIRONMENT
The current business and regulatory environment presents many challenges to the insurance industry. The variable annuity competitive environment remains intense and is dominated by a number of large highly rated insurance companies. Increasing competition from traditional insurance carriers as well as banks and mutual fund companies offers consumers many choices. However, overall demand for variable insurance products remains strong for several reasons including: low levels of inflation, moderate interest rate levels, a growing U.S. economy; an aging U.S. population that is increasingly concerned about retirement, estate planning, and maintaining their standard of living in retirement; and potential reductions in government and employer-provided benefits at retirement, as well as lower public confidence in the adequacy of those benefits.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF RESULTS OF OPERATIONS
The purpose of this section is to discuss and analyze Golden American Life Insurance Company's ("Golden American") consolidated results of operations. In addition, some analysis and information regarding financial condition and liquidity and capital resources is provided. This analysis should be read jointly with the consolidated financial statements, related notes, and the Cautionary Statement Regarding Forward-Looking Statements, which appear elsewhere in this report. Golden American reports financial results on a consolidated basis. The consolidated financial statements include the accounts of Golden American and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and collectively with Golden American, the "Companies").

                              RESULTS OF OPERATION

2000 COMPARED TO 1999

PREMIUMS
                                             PERCENTAGE   DOLLAR
FOR THE YEAR ENDED DECEMBER 31       2000      CHANGE     CHANGE        1999
                                     ----    ----------   ------        ----
                                              (Dollars in millions)
Variable annuity premiums:
   Separate account ...........   $  1,307.3   (48.0)%  $ (1,204.4)  $  2,511.7
   Fixed account ..............        793.1     2.9          22.4        770.7
                                  ----------   -----    ----------   ----------
Total variable annuity premiums      2,100.4   (36.0)     (1,182.0)     3,282.4
Variable life premiums ........          1.6   (81.8)         (7.0)         8.6
                                  ----------   -----    ----------   ----------
Total premiums ................   $  2,102.0   (36.1)%  $ (1,189.0)  $  3,291.0
                                  ==========   =====    ==========   ==========

For the Companies' variable insurance contracts, premiums collected are not reported as revenues, but as deposits to insurance liabilities. Revenues for these products are recognized over time in the form of investment spread and product charges.

Variable annuity separate account premiums decreased 48.0% in 2000. Excluded from the variable annuity separate account premiums above are $1,787.9 million and $97.9 million for the years ended December 31, 2000 and 1999, respectively, related to modified coinsurance agreements. The fixed account portion of the Companies' variable annuity premiums increased 2.9% in 2000. Excluding the effect of the modified coinsurance agreements, the increase in premiums resulted from increased sales of existing annuity products and from the introduction of a new annuity product during 2000 called GoldenSelect Guarantee Annuity.

Variable life premiums decreased 81.8% in 2000. In August 1999, Golden American discontinued offering variable life products, but the Companies continue to accept additional premiums from existing policyholders.

GPP-109658                            71

Premiums, net of reinsurance, for variable products from a significant broker/dealer having at least ten percent of total sales for the year ended December 31, 2000, totaled $235.3 million, or 11% of total net premiums compared to $918.4 million, or 28%, from two significant broker/dealers for the year ended December 31, 1999. Gross premiums for variable products from two significant broker/dealers having at least ten percent of total sales for the year ended December 31, 2000, totaled $831.0 million, or 21% of total gross premiums compared to $1,018.9 million, or 30%, from two significant broker/dealers for the year ended December 31, 1999.

REVENUES
                                                          PERCENTAGE    DOLLAR
FOR THE YEAR ENDED DECEMBER 31                  2000        CHANGE      CHANGE       1999
                                                ----      ----------    ------       ----
                                                          (Dollars in millions)
Annuity and interest sensitive life product
   charges ................................   $  144.9        74.7%    $   62.0    $   82.9
Management fee revenue ....................       23.0       106.4         11.9        11.1
Net investment income .....................       64.1         8.4          4.9        59.2
Realized gains (losses) on investments ....       (6.6)     (124.2)        (3.7)       (2.9)
                                              --------      ------     --------    --------
                                              $  225.4        50.0%    $   75.1    $  150.3
                                              ========      ======     ========    ========

Total revenues increased 50.0%, or $75.1 million, to $225.4 million in 2000. Annuity and interest sensitive life product charges increased 74.7%, or $62.0 million, to $144.9 million in 2000, primarily due to additional fees earned from the increasing block of business in the separate accounts.

Golden American provides certain managerial and supervisory services to Directed Services, Inc. ("DSI"), a wholly owned subsidiary of EIC. The fee paid to Golden American for these services, which is calculated as a percentage of average assets in the variable separate accounts, was $21.3 million for 2000 and $10.1 million for 1999. This increase is due to the increasing assets in the separate accounts and renegotiation of the fee paid by DSI to Golden American.

Net investment income increased 8.4%, or $4.9 million, to $64.1 million in 2000 from $59.2 million in 1999, due to increasing investment yields, as well as a larger average amount of assets backing the fixed account options within the variable products.

During 2000, the Companies had net realized losses on investments of $6.6 million, mainly due to sales of fixed maturities, including a $142,000 write down of an impaired fixed maturity. In 1999, the Companies had net realized losses on investments of $2.9 million, including a $1.6 million write down of two impaired fixed maturities.

GPP-109658                            72

EXPENSES
                                                                    PERCENTAGE    DOLLAR
FOR THE YEAR ENDED DECEMBER 31                          2000          CHANGE      CHANGE       1999
                                                        ----        ----------    ------       ----
                                                                      (Dollars in millions)
Insurance benefits and expenses:
   Annuity and interest sensitive life benefits:
      Interest credited to account balances .......   $  195.1          11.3%    $   19.8    $  175.3
      Benefit claims incurred in excess of
         account balances .........................        4.9         (22.4)        (1.4)        6.3
   Underwriting, acquisition, and insurance
      expenses:
      Commissions .................................      213.7          13.4         25.3       188.4
      General expenses ............................       84.9          41.1         24.7        60.2
      Insurance taxes, state licenses, and fees ...        4.5          12.5          0.5         4.0
      Policy acquisition costs deferred ...........     (168.4)        (51.4)       178.0      (346.4)
      Expenses and charges reimbursed under
         modified coinsurance agreements ..........     (225.8)      2,341.7       (216.6)       (9.2)
      Amortization:
         Deferred policy acquisition costs ........       55.2          66.5         22.1        33.1
         Value of purchased insurance in force ....        4.8         (23.0)        (1.4)        6.2
         Goodwill .................................        3.8          --           --           3.8
                                                      --------       -------     --------    --------
                                                      $  172.7          41.9%    $   51.0    $  121.7
                                                      ========       =======     ========    ========

Total insurance benefits and expenses increased 41.9%, or $51.0 million, in 2000 from $121.7 million in 1999. Interest credited to account balances increased 11.3%, or $19.8 million, in 2000 from $175.3 million in 1999. The premium credit on the Premium Plus variable annuity product increased $8.2 million to $132.0 million at December 31, 2000. The remaining increase in interest credited relates to higher average account balances and higher average credited rates associated with the Companies' fixed account options within the variable products.

Commissions increased 13.4%, or $25.3 million, in 2000 from $188.4 million in 1999 due to increased sales of the fixed and separate account options in 2000. Insurance taxes, state licenses, and fees increased 12.5%, or $0.5 million, in 2000 from $4.0 million in 1999. Changes in commissions and insurance taxes, state licenses, and fees are generally related to changes in the level and composition of variable product sales. Most costs incurred as the result of sales have been deferred, thus having very little impact on current earnings.

General expenses increased 41.1%, or $24.7 million, in 2000 from $60.2 million in 1999. Management expects general expenses to continue to increase in 2001 as a result of the emphasis on expanding the salaried wholesaler distribution network and the growth in sales. The Companies use a network of wholesalers to distribute products, and the salaries and sales bonuses of these wholesalers are included in general expenses. The portion of these salaries and related expenses that varies directly with production levels is deferred thus having little impact on current earnings. The increase in general expenses was partially offset by reimbursements received from DSI, Equitable Life Insurance Company of Iowa ("Equitable Life"), an affiliate, ING Mutual Funds Management Co., LLC, an affiliate, Security Life of Denver Insurance Company, an affiliate, Southland Life Insurance Company, an affiliate, and United Life & Annuity Insurance Company, an affiliate, for certain advisory, computer, and other resources and services provided by Golden American.

The Companies' previous balances of deferred policy acquisition costs ("DPAC"), value of purchased insurance in force ("VPIF"), and unearned revenue reserve were eliminated and a new asset of $44.3 million representing VPIF was established for all policies in force at the merger date. During 2000, VPIF established at the merger date of the Companies' Parent and ING, was adjusted to reduce amortization by $1.6 million to reflect changes in the assumptions related to the timing of estimated gross profits. During 1999, VPIF was adjusted to increase amortization by $0.7 million to reflect changes in the assumptions related to the timing of future gross profits. Amortization of DPAC increased $22.1 million, or 66.5%, in 2000. This increase

GPP-109658                            73
resulted from a growth in
deferred policy acquisition costs generated by expenses associated with the large sales volume experienced since December 31, 1999. Deferred policy acquisition costs decreased $178.0 million or 51.4% for the year ended December 31, 2000. This decrease was due to a modified coinsurance agreement which was entered into during the second quarter of 2000, and which resulted in a $223.7 million decrease in deferred policy acquisition costs. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 2000, is $3.9 million in 2001, $3.6 million in 2002, $3.0 million in 2003, $2.4 million in 2004, and $1.9 million in 2005. Actual amortization may vary based upon changes in assumptions and experience.

Expenses and charges reimbursed under modified coinsurance agreements increased by $216.6 million to $225.8 million during 2000 as compared to the year ended December 31, 1999. This was primarily due to a modified coinsurance agreement which was entered into during the second quarter of 2000, with an affiliate, Equitable Life, covering a part of the business issued after January 1, 2000. This reinsurance agreement contributed $218.8 million to expenses and charges reimbursed under modified coinsurance agreements during the year ended December 31, 2000. This was offset by a corresponding decrease in deferred policy acquisition costs and reimbursement of non-deferrable costs related to policies reinsured under this agreement.

Interest expense increased 123.4%, or $11.0 million, in 2000 from $8.9 million in 1999. Interest expense on a $25 million surplus note issued December 1996 and expiring December 2026 was $2.1 million for the year ended December 31, 2000, unchanged from the same period of 1999. Interest expense on a $60 million surplus note issued in December 1998 and expiring December 2028 was $4.4 million for the year ended December 31, 2000, unchanged from the same period of 1999. Interest expense on a $75 million surplus note, issued September 30, 1999 and expiring September 29, 2029 was $5.8 million for the year ended December 31, 2000, and $1.5 million for the year ended December 31, 1999. Interest expense on a $50 million surplus note, issued December 1999 and expiring December 2029 was $4.1 million for the year ended December 31, 2000. Interest expense on a $35 million surplus note issued December 1999 and expiring December 2029 was $3.0 million for the year ended December 31, 2000. Golden American also paid $0.4 million in 2000 and $0.8 million in 1999 to ING America Insurance Holdings, Inc. ("ING AIH") for interest on a reciprocal loan agreement. Interest expense on a revolving note payable with SunTrust Bank, Atlanta was $0.1 million and $0.2 million for the years ended December 31, 2000 and 1999, respectively.

INCOME. Net income for 2000 was $19.2 million, an increase of $8.0 million from $11.2 million for 1999.

Comprehensive income for 2000 was $24.3 million, an increase of $21.3 million from comprehensive income of $3.0 million for 1999.

1999 COMPARED TO 1998

PREMIUMS
                                            PERCENTAGE    DOLLAR
FOR THE YEAR ENDED DECEMBER 31       1999     CHANGE      CHANGE        1998
                                     ----   ----------    ------        ----
                                              (Dollars in millions)
Variable annuity premiums:
   Separate account ...........   $  2,511.7    71.9%   $  1,050.5   $  1,461.2
   Fixed account ..............        770.7    30.9         182.0        588.7
                                  ----------   -----    ----------   ----------
Total variable annuity premiums      3,282.4    60.1       1,232.5      2,049.9
Variable life premiums ........          8.6   (37.8)         (5.2)        13.8
                                  ----------   -----    ----------   ----------
Total premiums ................   $  3,291.0    59.5%   $  1,227.3   $  2,063.7
                                  ==========   =====    ==========   ==========

For the Companies' variable insurance contracts, premiums collected are not reported as revenues, but as deposits to insurance liabilities. Revenues for these products are recognized over time in the form of investment spread and product charges.

GPP-109658                            74

Variable annuity separate account premiums increased 71.9% in 1999. The fixed account portion of the Companies' variable annuity premiums increased 30.9% in 1999. These increases resulted from increased sales of the Premium Plus variable annuity product.

Variable life premiums decreased 37.8% in 1999. In August 1999, Golden American discontinued offering variable life products.

Premiums, net of reinsurance, for variable products from two significant broker/dealers each having at least ten percent of total sales for the year ended December 31, 1999 totaled $918.4 million, or 28% of premiums compared to $528.9 million, or 26%, from two significant broker/dealers for the year ended December 31, 1998.

REVENUES
                                                         PERCENTAGE   DOLLAR
FOR THE YEAR ENDED DECEMBER 31                  1999       CHANGE     CHANGE     1998
                                                ----     ----------   ------     ----
                                                           (Dollars in millions)
Annuity and interest sensitive life product
   charges ................................   $   82.9      112.0%   $  43.8    $  39.1
Management fee revenue ....................       11.1      131.2        6.3        4.8
Net investment income .....................       59.2       39.3       16.7       42.5
Realized gains (losses) on investments ....       (2.9)      96.1       (1.4)      (1.5)
                                              --------      -----    -------    -------
                                              $  150.3       77.0%   $  65.4    $  84.9
                                              ========      =====    =======    =======

Total revenues increased 77.0%, or $65.4 million, to $150.3 million in 1999. Annuity and interest sensitive life product charges increased 112.0%, or $43.8 million, to $82.9 million in 1999, primarily due to additional fees earned from the increasing block of business in the separate accounts.

Golden American provides certain managerial and supervisory services to DSI. The fee paid to Golden American for these services, which is calculated as a percentage of average assets in the variable separate accounts, was $10.1 million for 1999 and $4.8 million for 1998.

Net investment income increased 39.3%, or $16.7 million, to $59.2 million in 1999 from $42.5 million in 1998, due to growth in invested assets from December 31, 1998, increasing interest rates, and a relative increase in below investment grade investments.

During 1999, the Company had net realized losses on investments of $2.9 million, which includes a $1.6 million write down of two impaired fixed maturities, compared to net realized losses on investments of $1.5 million in 1998 which included a $1.0 million write down of two impaired fixed maturities.

GPP-109658                            75

EXPENSES
                                                              PERCENTAGE   DOLLAR
FOR THE YEAR ENDED DECEMBER 31                       1999       CHANGE     CHANGE      1998
                                                     ----     ----------   ------      ----
                                                             (Dollars in millions)
Insurance benefits and expenses:
   Annuity and interest sensitive life benefits:
      Interest credited to account balances ....   $  175.3       84.7%   $   80.4   $   94.9
      Benefit claims incurred in excess of
         account balances ......................        6.3      200.2         4.2        2.1
   Underwriting, acquisition, and insurance
      expenses:
      Commissions ..............................      188.4       55.5        67.2      121.2
      General expenses .........................       60.2       60.2        22.6       37.6
      Insurance taxes, state licenses, and fees         4.0       (4.0)       (0.1)       4.1
      Policy acquisition costs deferred ........     (346.4)      75.1      (148.6)    (197.8)
      Expenses and charges reimbursed under
         modified coinsurance agreements .......       (9.2)      64.3        (3.6)      (5.6)
      Amortization:
         Deferred policy acquisition costs .....       33.1      543.3        28.0        5.1
         Value of purchased insurance in force .        6.2       32.0         1.5        4.7
         Goodwill ..............................        3.8       --          --          3.8
                                                   --------      -----    --------   --------
                                                   $  121.7       73.6%   $   51.6   $   70.1
                                                   ========      =====    ========   ========

Total insurance benefits and expenses increased 73.6%, or $51.6 million, in 1999 from $70.1 million in 1998. Interest credited to account balances increased 84.7%, or $80.4 million, in 1999 from $94.9 million in 1998. The premium credit on the Premium Plus variable annuity product increased $69.3 million to $123.8 million at December 31, 1999. The bonus interest on the fixed account increased $3.0 million to $10.9 million at December 31, 1999. The remaining increase in interest credited relates to higher account balances associated with the Companies' fixed account options within the variable products.

Commissions increased 55.5%, or $67.2 million, in 1999 from $121.2 million in 1998. Insurance taxes, state licenses, and fees decreased 4.0%, or $0.1 million, in 1999 from $4.1 million in 1998. Changes in commissions and insurance taxes, state licenses, and fees are generally related to changes in the level and composition of variable product sales. Insurance taxes, state licenses, and fees are impacted by several other factors, which include an increase in FICA taxes primarily due to bonuses and expenses for the triennial insurance department examination of Golden American, which were offset by a decrease in 1999 of guaranty fund assessments paid. Most costs incurred as the result of sales have been deferred, thus having very little impact on current earnings.

General expenses increased 60.2%, or $22.6 million, in 1999 from $37.6 million in 1998. Management expects general expenses to continue to increase in 2000 as a result of the emphasis on expanding the salaried wholesaler distribution network and the growth in sales. The Companies use a network of wholesalers to distribute products, and the salaries and sales bonuses of these wholesalers are included in general expenses. The portion of these salaries and related expenses that varies directly with production levels is deferred thus having little impact on current earnings. The increase in general expenses was partially offset by reimbursements received from DSI, Equitable Life, ING Mutual Funds Management Co., LLC, an affiliate, Security Life of Denver Insurance Company, an affiliate, Southland Life Insurance Company, an affiliate, and United Life & Annuity Insurance Company, an affiliate, for certain advisory, computer, and other resources and services provided by Golden American.

The Companies' previous balances of deferred policy acquisition costs ("DPAC"), value of purchased insurance in force ("VPIF"), and unearned revenue reserve were eliminated and a new asset of $44.3 million representing VPIF was established for all policies in force at the merger date. During 1999, VPIF was adjusted to increase amortization by $0.7 million to reflect changes in the assumptions related to the timing of estimated gross profits. During 1998, VPIF decreased $2.7 million to adjust the value of other receivables

GPP-109658                            76
and increased $0.2 million as a result of an adjustment to the merger costs. During 1998, VPIF was adjusted to reduce amortization by $0.2 million to reflect changes in the assumptions related to the timing of future gross profits. Amortization of DPAC increased $28.0 million, or 543.3%, in 1999. This increase resulted from growth in policy acquisition costs deferred from $197.8 million at December 31, 1998 to $346.4 million at December 31, 1999, which was generated by expenses associated with the large sales volume experienced since December 31, 1998. Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 1999 is $4.0 million in 2000, $3.6 million in 2001, $3.3 million in 2002, $2.8 million in 2003, and $2.3 million in 2004. Actual amortization may vary based upon changes in assumptions and experience.

Expenses and charges reimbursed under modified coinsurance agreements increased by $3.6 million due primarily to income received under a modified reinsurance agreement with an unaffiliated reinsurer.

Interest expense increased 102.6%, or $4.5 million, in 1999 from $4.4 million in 1998. Interest expense on a $25 million surplus note issued December 1996 and expiring December 2026 was $2.1 million for the year ended December 31, 1999, unchanged from the same period of 1998. Interest expense on a $60 million surplus note issued in December 1998 and expiring December 2028 was $4.3 million for the year ended December 31, 1999. Interest expense on a $75 million surplus note, issued September 30, 1999 and expiring September 29, 2029 was $1.5 million for the year ended December 31, 1999. Golden American also paid $0.8 million in 1999 and $1.8 million in 1998 to ING America Insurance Holdings, Inc. ("ING AIH") for interest on a reciprocal loan agreement. Interest expense on a revolving note payable with SunTrust Bank, Atlanta was $0.2 million and $0.3 million for the years ended December 31, 1999 and 1998, respectively. In addition, Golden American incurred interest expense of $0.2 million in 1998 on a line of credit with Equitable.

INCOME. Net income for 1999 was $11.2 million, an increase of $6.1 million from $5.1 million for 1998.

Comprehensive income for 1999 was $3.0 million, a decrease of $0.9 million from comprehensive income of $3.9 million for 1998.

                               FINANCIAL CONDITION

RATINGS. Currently, the Companies' ratings are A+ by A. M. Best Company, AA+ by Fitch IBCA, Duff & Phelps Credit Rating Company, and AA+ by Standard & Poor's Rating Services ("Standard & Poor's").

INVESTMENTS. The financial statement carrying value and amortized cost basis of the Companies' total investments decreased slightly in 2000. All of the Companies' investments, other than mortgage loans on real estate, are carried at fair value in the Companies' financial statements. The decrease in the carrying value of the Companies' investment portfolio was due to changes in unrealized appreciation and depreciation of fixed maturities, offset by net sales. The decrease in the cost basis of the Companies' investment portfolio resulted from the sale of assets to support net transfers of policyholders from the Companies' fixed account options to the separate account options, and a shift towards short-term investments. The Companies manage the growth of insurance operations in order to maintain adequate capital ratios. To support the fixed account options of the Companies' variable insurance products, cash flow was invested primarily in fixed maturities, short-term investments and mortgage loans on real estate.

At December 31, 2000, the Companies investments had a yield of 6.7%. The Companies estimate the total investment portfolio, excluding policy loans, had a fair value approximately equal to 99.3% of amortized cost value at December 31, 2000.

Fixed Maturities: At December 31, 2000, the Companies had fixed maturities with an amortized cost of $798.8 million and an estimated fair value of $792.6 million. The Companies classify 100% of securities as available for sale. Net unrealized depreciation of fixed maturities of $6.2 million comprised of gross appreciation of $5.8 million and gross depreciation of $12.0 million. Depreciation of $1.5 million was included

GPP-109658                            77
in stockholder's equity at December 31, 2000 (net of adjustments of $0.8 million to VPIF, $3.1 million to DPAC, and $0.8 million to deferred taxes).

The individual securities in the Companies' fixed maturities portfolio (at amortized cost) include investment grade securities, which include securities issued by the U.S. government, its agencies, and corporations that are rated at least A- by Standard & Poor's ($519.9 million or 65.1%), that are rated BBB+ to BBB- by Standard & Poor's ($117.9 million or 14.7%), and below investment grade securities, which are securities issued by corporations that are rated BB+ to B-by Standard & Poor's ($53.5 million or 6.7%). Securities not rated by Standard & Poor's had a National Association of Insurance Commissioners ("NAIC") rating of 1, 2, 3, 4, or 5 ($106.9 million or 13.4%) and investments with a rating of 6 on which impairment writedowns have been recognized ($0.6 million or 0.1%). The Companies' fixed maturity investment portfolio had a combined yield at amortized cost of 6.8% December 31, 2000. Fixed maturities rated BBB+ to BBB- may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than is the case with higher rated fixed maturities.

At December 31, 2000, the amortized cost value of the Companies' total investment in below investment grade securities, excluding mortgage-backed securities, was $65.1 million, or 6.4%, of the Companies' investment portfolio. The Companies intend to purchase additional below investment grade securities, but do not expect the percentage of the portfolio invested in such securities to exceed 10% of the investment portfolio. At December 31, 2000, the yield at amortized cost on the Companies' below investment grade portfolio was 8.2% compared to 6.6% for the Companies' investment grade corporate bond portfolio. The Companies estimate the fair value of the below investment grade portfolio was $60.2 million, or 92.6% of amortized cost value, at December 31, 2000.

Below investment grade securities have different characteristics than investment grade corporate debt securities. Risk of loss upon default by the borrower is significantly greater with respect to below investment grade securities than with other corporate debt securities. Below investment grade securities are generally unsecured and are often subordinated to other creditors of the issuer. Also, issuers of below investment grade securities usually have higher levels of debt and are more sensitive to adverse economic conditions, such as a recession or increasing interest rates, than are investment grade issuers. The Companies attempt to reduce the overall risk in the below investment grade portfolio, as in all investments, through careful credit analysis, strict investment policy guidelines, and diversification by company and by industry.

The Companies analyze the investment portfolio, including below investment grade securities, at least quarterly in order to determine if the Companies' ability to realize the carrying value on any investment has been impaired. For debt and equity securities, if impairment in value is determined to be other than temporary (i.e. if it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the security), the cost basis of the impaired security is written down to fair value, which becomes the new cost basis. The amount of the write-down is included in earnings as a realized loss. Future events may occur, or additional or updated information may be received, which may necessitate future write-downs of securities in the Companies' portfolio. Significant write-downs in the carrying value of investments could materially adversely affect the Companies' net income in future periods.

In 2000, fixed maturities designated as available for sale with a combined amortized cost of $211.3 million were sold, called, or repaid by their issuers. In total, net pre-tax losses from sales, calls, and repayments of fixed maturities amounted to $6.1 million in 2000, excluding the $142,000 pre-tax loss recognized in June 2000 to reduce the carrying value of an impaired bond to its net realizable value of $315,000.

Equity Securities: Equity securities at market represent 0.7% of the fair value of the Companies' investment portfolio. At December 31, 2000, the Companies owned equity securities with a cost of $8.6 million and an estimated fair value of $6.8 million. Net unrealized depreciation of equity securities was comprised entirely of gross depreciation of $1.8 million. Equity securities are primarily comprised of investments in shares of the mutual funds underlying the Companies' registered separate accounts.

Mortgage Loans on Real Estate: Mortgage loans on real estate represent 9.9% of the Companies' investment portfolio. Mortgages outstanding at amortized cost were $99.9 million at December 31, 2000 with an

GPP-109658                            78
estimated fair value of $100.5 million. The Companies' mortgage loan portfolio includes 56 loans with an average size of $1.8 million and average seasoning of 0.6 years if weighted by the number of loans.

The Companies' mortgage loans on real estate are typically secured by occupied buildings in major metropolitan locations and not speculative developments and are diversified by type of property and geographic location. Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as California (15% in 2000 and 12% in 1999), and Utah (9% in 2000, 10% in 1999). There are no other concentrations of mortgage loans on real estate in any state exceeding ten percent at December 31, 2000 and 1999. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (29% in 2000, 34% in 1999), industrial buildings (35% in 2000, 33% in 1999), retail facilities (18% in 2000, 19% in 1999), and multi-family apartments (10% in 2000 and 10% in
1999). At December 31, 2000, the yield on the Companies' mortgage loan portfolio was 7.3%.

At December 31, 2000, no mortgage loan on real estate was delinquent by 90 days or more. The Companies' loan investment strategy is consistent with other life insurance subsidiaries of ING in the United States. The Companies have experienced a historically low default rate in their mortgage loan portfolios.

OTHER ASSETS. Reinsurance recoverables increased $19.1 million during 2000, due largely to an increase of $14.6 million in reinsurance reserves from an intercompany reinsurance agreement between Golden American and Security Life of Denver International Limited. On December 28, 2000, effective January 1, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International Limited, an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits. The remainder of the increase was mainly due to an increase in reinsurance receivable from surrenders, and was consistent with an increase in ceded premiums from 1999 to 2000.

Amounts due from affiliates increased by $38.1 million during 2000 due mainly to a capital contribution receivable of $35.0 million from the parent company at December 31, 2000. The remainder of the increase was an increased receivable for management fee revenues. The increase was due to higher management fees in the current year as well as the timing of the receivable settlement.

Accrued investment income decreased $1.6 million during 2000, due to a shift from long-term to short-term investments at December 31, 2000 as compared to December 31, 1999.

DPAC represents certain deferred costs of acquiring new insurance business, principally first year commissions and interest bonuses, premium credits, and other expenses related to the production of new business after the merger. Any expenses which vary directly with the sales of the Companies' products are deferred and amortized. The Companies' previous balances of DPAC and VPIF were eliminated as of the merger date, and an asset representing VPIF was established for all policies in force at the merger date. VPIF is amortized into income in proportion to the expected gross profits of in force acquired business in a manner similar to DPAC amortization. At December 31, 2000, the Companies had DPAC and VPIF balances of $635.1 million and $25.9 million, respectively, as compared to DPAC and VPIF balances of $529.0 million and $31.7 million at December 31, 1999.

Goodwill totaling $151.1 million, representing the excess of the acquisition cost over the fair value of net assets acquired, was established at the merger date. Accumulated amortization of goodwill as of December 31, 2000 was $11.9 million.

Other assets increased $29.5 million during 2000, due mainly to an increase in the receivable for securities sold.

At December 31, 2000, the Companies had $9.8 billion of separate account assets compared to $7.6 billion at December 31, 1999. The increase in separate account assets resulted from sales of the Companies' variable annuity products, net of redemptions and reinsurance, and from net policyholder transfers to the separate account options from the fixed account options within the variable products. The increase was partially offset by negative equity market returns.

At December 31, 2000, the Companies had total assets of $11.9 billion, a 26.2% increase from December 31, 1999.

GPP-109658                            79

LIABILITIES. Future policy benefits for annuity and interest sensitive life products increased $29.2 million, or 2.8%, to $1.1 billion reflecting mainly an increase in reserves due to the introduction of minimum guaranteed living benefits as new riders available to policyholders as of February, 2000 on certain variable products. Sales, net of redemptions and reinsurance, and increased transfer activity to the separate account options accounted for the $2.2 billion, or 30.0%, increase in separate account liabilities to $9.8 billion at December 31, 2000.

On December 30, 1999, Golden American issued a $50 million, 8.179% surplus note to Equitable Life, which matures on December 29, 2029.

On December 8, 1999, Golden American issued a $35 million, 7.979% surplus note to First Columbine Life Insurance Company, an affiliate, which matures on December 7, 2029.

On September 30, 1999, Golden American issued a $75 million, 7.75% surplus note to ING AIH, which matures on September 29, 2029. On December 30, 1999, ING AIH assigned the surplus note to Equitable Life.

On December 30, 1998, Golden American issued a $60 million, 7.25% surplus note to Equitable Life, which matures on December 29, 2028.

On December 17, 1996, Golden American issued a $25 million, 8.25% surplus note to Equitable, which matures on December 17, 2026. As a result of the merger of Equitable into EIC, the surplus note is now payable to EIC.

Amounts due to affiliates increased by $7.2 million from $12.7 million at December 31, 1999 to $19.9 million at December 31, 2000. This was mainly due to the overpayment of the cash settlement for the modified coinsurance agreement with an affiliate.

Other liabilities increased $16.2 million from $53.2 million at December 31, 1999, due primarily to the timing of the settlement of account transfers, an increase in outstanding checks, and an increased pension liability, partly offset by a decrease in the payable for securities purchased.

In conjunction with the volume of variable annuity sales, the Companies' total liabilities increased $2.3 billion, or 26.0%, during 2000 and totaled $11.2 billion at December 31, 2000.

The effects of inflation and changing prices on the Companies' financial position are not material since insurance assets and liabilities are both primarily monetary and remain in balance. An effect of inflation, which has been low in recent years, is a decline in stockholder's equity when monetary assets exceed monetary liabilities.

STOCKHOLDER'S EQUITY. Additional paid-in capital increased $115.0 million, or 24.5%, from December 31, 1999 to $583.6 million at December 31, 2000, due to capital contributions from the Parent.

                         LIQUIDITY AND CAPITAL RESOURCES

Liquidity is the ability of the Companies to generate sufficient cash flows to meet the cash requirements of operating, investing, and financing activities. The Companies' principal sources of cash are variable annuity premiums and product charges, investment income, maturing investments, proceeds from debt issuance, and capital contributions made by the Parent. Primary uses of these funds are payments of commissions and operating expenses, interest and premium credits, investment purchases, repayment of debt, as well as withdrawals and surrenders.

Net cash provided by operating activities was $72.7 million in 2000 compared to net cash used by operating activities of $74.0 million in 1999. The Companies have predominantly had negative cash flows from operating activities since Golden American started issuing variable insurance products in 1989. These negative operating cash flows result primarily from the funding of commissions and other deferrable

GPP-109658                            80
expenses related to the continued growth in the sales of variable annuity products. During 2000, these negative cash flows were offset by the effects of a modified coinsurance agreement entered into with an affiliate which resulted in the reimbursement of policy acquisition costs incorporated in a net cash settlement of $218.8 million. This was partially offset also by the use of cash from increases in reinsurance recoverable, due from affiliates and other assets.

Net cash provided by investing activities was $28.0 million during 2000 as compared to net cash used in investing activities of $177.5 million in 1999. This increase is primarily due to lower purchases of fixed maturities during 2000 than in 1999. Net sales of fixed maturities totaled $51.1 million in 2000 versus net purchases of $124.0 million in 1999. This change was mainly due to the relatively constant level policyholder account balances in the fixed account options during 2000 as compared to an increase during 1999, combined with a shift toward short-term investments.

Net cash used by financing activities was $51.9 million during 2000 as compared to net cash provided by financing activities of $259.2 million during the prior year. In 2000, net cash provided by financing activities was positively impacted by net fixed account deposits of $660.4 million compared to $627.1 million in 1999. This increase was more than offset by net reallocations to the Companies' separate accounts, which increased to $825.9 million from $650.3 million during the prior year. In 2000, another important source of cash provided by financing activities was $115.0 million in capital contributions from the Parent compared to $121.0 million in 1999. Another source of cash provided by financing activities during 1999 was $160.0 million in proceeds from surplus notes. No surplus notes were issued during 2000.

The Companies' liquidity position is managed by maintaining adequate levels of liquid assets, such as cash or cash equivalents and short-term investments. Additional sources of liquidity include borrowing facilities to meet short-term cash requirements. Golden American maintains a $65.0 million reciprocal loan agreement with ING AIH, which expires on December 31, 2007. In addition, the Companies have established an $85.0 million revolving note facility with SunTrust Bank, Atlanta, which expires on July 31, 2001. Management believes these sources of liquidity are adequate to meet the Companies' short-term cash obligations.

Based on current trends, the Companies expect to continue to use net cash in operating activities, given the continued growth of the variable annuity sales. It is anticipated that a continuation of capital contributions from the Parent, the issuance of additional surplus notes, and/or the use of modified coinsurance agreements will cover these net cash outflows. ING AIH is committed to the sustained growth of Golden American. During 2001, ING AIH will maintain Golden American's statutory capital and surplus at the end of each quarter at a level such that: 1) the ratio of Total Adjusted Capital divided by Company Action Level Risk Based Capital exceeds 300%; 2) the ratio of Total Adjusted Capital (excluding surplus notes) divided by Company Action Level Risk Based Capital exceeds 200%; and 3) Golden American's statutory capital and surplus exceeds the "Amounts Accrued for Expense Allowances Recognized in Reserves" as disclosed on page 3, Line 13A of Golden American's statutory statement.

During the first quarter of 1999, Golden American's operations were moved to a new site in West Chester, Pennsylvania. Previously, Golden American's business operations were housed in leased facilities located in Wilmington, Delaware and leased facilities in Pennsylvania. During 2000, Golden American occupied 105,000 square feet of leased space; and an affiliate occupied 20,000 square feet in the same facilities. Golden American's New York subsidiary is housed in leased space in New York, New York. The Companies intend to spend approximately $3.9 million on capital needs for 2001.

The ability of Golden American to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2001, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities.

Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the

GPP-109658                            81
distribution by giving written notice to First Golden within thirty days after the filing. The management of First Golden does not anticipate paying dividends to Golden American during 2001.

The NAIC's risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to monitor the capitalization of insurance companies based upon the type and mixture of risks inherent in a company's operations. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. The Companies have complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate that the Companies have total adjusted capital well above all required capital levels.

Reinsurance: At December 31, 2000, Golden American had reinsurance treaties with six unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee.

On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International Limited, an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued on or after January 1, 2000. An irrevocable letter of credit was obtained through Bank of New York in the amount of $10,500,000 related to this agreement.

On December 29, 2000, First Golden entered into a reinsurance treaty with London Life Reinsurance Company of Pennsylvania, an unaffiliated reinsurer, covering the minimum guaranteed death benefits of First Golden's variable annuities issued on or after January 1, 2000.

                         MARKET RISK AND RISK MANAGEMENT

Asset/liability management is integrated into many aspects of the Companies' operations, including investment decisions, product development, and crediting rates determination. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables include contractholder behavior and the variable separate accounts' performance.

Contractholders bear the majority of the investment risks related to the variable insurance products. Therefore, the risks associated with the investments supporting the variable separate accounts are assumed by contractholders, not by the Companies (subject to, among other things, certain minimum guarantees). The Companies' products also provide certain minimum death and guaranteed living benefits that depend on the performance of the variable separate accounts. Currently, the majority of death and living benefit risks are reinsured, which protects the Companies from adverse mortality experience and prolonged capital market decline.

A surrender, partial withdrawal, transfer, or annuitization made prior to the end of a guarantee period from the fixed account may be subject to a market value adjustment. As the majority of the liabilities in the fixed account are subject to market value adjustment, the Companies do not face a material amount of market risk volatility. The fixed account liabilities are supported by a portfolio principally composed of fixed rate investments that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available for sale. This enables the Companies to respond to changes in market interest rates, changes in prepayment risk, changes in relative values of asset sectors and individual securities and loans, changes in credit quality outlook, and other relevant factors. The objective of portfolio management is to maximize returns, taking into account interest rate and credit risks, as well as other risks. The Companies' asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change.

GPP-109658                            82

On the basis of these analyses, management believes there is no material solvency risk to the Companies. With respect to a 10% drop in equity values from year end 2000 levels, variable separate account funds, which represent 90% of the in force, pass the risk in underlying fund performance to the contractholder (except for certain minimum guarantees). With respect to interest rate movements up or down 100 basis points from year end 2000 levels, the remaining 10% of the in force are fixed account funds and almost all of these have market value adjustments which provide significant protection against changes in interest rates.

            CAUTIONARY STATEMENT REGARDING FORWARD-LOOKING STATEMENTS

Any forward-looking statement contained herein or in any other oral or written statement by the Companies or any of their officers, directors, or employees is qualified by the fact that actual results of the Companies may differ materially from such statement, among other risks and uncertainties inherent in the Companies' business, due to the following important factors:

     1. Prevailing interest rate levels and stock market performance, which may affect the ability of the Companies to sell their products, the market value and liquidity of the Companies' investments, fee revenue, and the lapse rate of the Companies' policies, notwithstanding product design features intended to enhance persistency of the Companies' products.

     2. Changes in the federal income tax laws and regulations, which may affect the tax status of the Companies' products.

     3. Changes in the regulation of financial services, including bank sales and underwriting of insurance products, which may affect the competitive environment for the Companies' products.

     4.   Increasing competition in the sale of the Companies' products.

     5. Other factors that could affect the performance of the Companies, including, but not limited to, market conduct claims, litigation, insurance industry insolvencies, availability of competitive reinsurance on new business, investment performance of the underlying portfolios of the variable products, variable product design, and sales volume by significant sellers of the Companies' variable products.

                                OTHER INFORMATION

SEGMENT INFORMATION. During the period since the acquisition by Bankers Trust, September 30, 1992 to date of this Prospectus, Golden American's operations consisted of one business segment, the sale of variable insurance products. Golden American and its affiliate DSI are party to in excess of 620 sales agreements with broker-dealers, seven of whom, Locust Street Securities, Inc., Vestax Securities Corporation, Compu Life Investors Services, Inc., IFG Network Securities, Inc., Multi-Financial Securities Corporation, Primevest Financial Services and Washington Square Securities, Inc. are affiliates of Golden American. As of December 31, 2000, one broker-dealers produces 10% or more of Golden American's product sales net of reinsurance.

RESERVES. In accordance with the life insurance laws and regulations under which Golden American operates, it is obligated to carry on its books, as liabilities, actuarially determined reserves to meet its obligations on outstanding Contracts. Reserves, based on valuation mortality tables in general use in the United States, where applicable, are computed to equal amounts which, together with interest on such reserves computed annually at certain assumed rates, make adequate provision according to presently accepted actuarial standards of practice, for the anticipated cash flows required by the contractual obligations and related expenses of Golden American.

COMPETITION. Golden American is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities marketing insurance products comparable to those of Golden American. There are over 2500 stock, mutual and other types of insurers in the

GPP-109658                            83
life insurance business in the United States, a substantial number of which are significantly larger than Golden American.

AGREEMENTS WITH AFFILIATES. Pursuant to a service agreement between Golden American and Equitable Life, Equitable Life provides certain administrative, financial and other services to Golden American. Equitable Life billed Golden American and its subsidiary First Golden American Life Insurance Company of New York ("First Golden"), $1.3 million and $1.3 million, for the years ended December 31, 2000 and 1999, respectively, under this service agreement.

Golden American provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. In 1995, the service agreement between DSI and Golden American was amended to provide for a management fee from DSI to Golden American for managerial and supervisory services provided by Golden American. This fee, calculated as a percentage of average assets in the variable separate accounts, was $21.3 million and $10.1 million for the years 2000 and 1999, respectively.

Since January 1, 1998, Golden American and First Golden have had an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services for a fee, based on assets under management and payable quarterly. For the years ended December 31, 2000 and 1999, Golden American and First Golden incurred fees of $2.5 million and $2.2 million, respectively, under this agreement.

Since 1997, Golden American has provided certain advisory, computer and other resources and services to Equitable Life. Revenues for these services totaled $6.2 million for 2000 and $6.1 million for 1999.

The Companies provide resources and services to DSI. Revenues for these services totaled $0.2 million for 2000 and $0.4 of 1999.

Golden American provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenues for these services totaled $0.5 million for 2000 and $0.2 million for 1999.

Golden American provides resources and services to United Life & Annuity Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by Golden American, totaled $0.6 million and $0.5 million for the years ended December 31, 2000 and 1999, respectively.

The Companies provide resources and services to Security Life of Denver Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by the Companies totaled $0.3 million and $0.2 million for the years ended December 31, 2000 and 1999, respectively.

The Companies provide resources and services to Southland Life Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by the Companies totaled $0.1 million and $0.1 million for the years ended December 31, 2000 and 1999, respectively.

Golden American has a guaranty agreement with Equitable Life, an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. On June 30, 2000, Golden American incurred a fee of $7,000, under this agreement. No annual fee was paid in 1999.

GPP-109658                            84

DISTRIBUTION AGREEMENT. Under a distribution agreement, DSI acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Golden American which as of December 31, 2000, are sold through other broker/dealer institutions. For the years 2000 and 1999, commissions paid by Golden American to DSI (including commissions paid by First Golden) aggregated $208.9 million and $181.5 million, respectively.

EMPLOYEES. Certain officers of Golden American are also officers of DSI, and their salaries are allocated among both companies. Certain officers of Golden American are also officers of other Equitable of Iowa subsidiaries. See "Directors and Executive Officers."

PROPERTIES. Golden American's principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380, where most of Golden American's records are maintained. This office space is leased. Other records are maintained in Des Moines and Atlanta at the offices of Equitable and ING, respectively.

STATE REGULATION. Golden American is subject to the laws of the State of Delaware governing insurance companies and to the regulations of the Delaware Insurance Department (the "Insurance Department"). A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Insurance Department each year covering Golden American's operations for the preceding year and its financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Golden American's books and accounts are subject to review by the Insurance Department at all times. A full examination of Golden American's operations is conducted periodically by the Insurance Department and under the auspices of the NAIC.

In addition, Golden American is subject to regulation under the insurance laws of all jurisdictions in which it operates. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to various matters, including licensing to transact business, overseeing trade practices, licensing agents, approving contract forms, establishing reserve requirements, fixing maximum interest rates on life insurance contract loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Golden American is required to file the Annual Statement with supervisory agencies in each of the jurisdictions in which it does business, and its operations and accounts are subject to examination by these agencies at regular intervals.

The NAIC has adopted several regulatory initiatives designed to improve the surveillance and financial analysis regarding the solvency of insurance companies in general. These initiatives include the development and implementation of a risk-based capital formula for determining adequate levels of capital and surplus. Insurance companies are required to calculate their risk-based capital in accordance with this formula and to include the results in their Annual Statement. It is anticipated that these standards will have no significant effect upon Golden American. For additional information about the Risk-Based Capital adequacy monitoring system and Golden American, see "Management's Discussion and Analysis Results of Operations."

In addition, many states regulate affiliated groups of insurers, such as Golden American, and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of the transfers and payments in relation to the financial positions of the companies involved.

Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for contract owner losses incurred by other insurance companies which have become insolvent. Most of these laws provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. For information regarding Golden American's estimated liability for future guaranty fund assessments, see Note 10 of Notes to Financial Statements.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Certain insurance products of Golden American are subject to various federal securities laws and regulations. In addition, current and proposed federal measures which may significantly affect the insurance business include regulation of insurance

GPP-109658                            85
company solvency, employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies and the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

DIRECTORS AND OFFICERS

NAME (AGE)                  POSITION(S) WITH THE COMPANY
--------------------------  ----------------------------------------------------
Robert C. Salipante (44)    Chief Executive Officer and Director
Chris D. Schreier (44)      President
Barnett Chernow (50)        President and CEO, Investment Products Group
Myles R. Tashman (57)       Executive Vice President, General Counsel
                            and Assistant Secretary
Wayne R. Huneke (49)        Director and Chief Financial Officer
Thomas J. McInerney (44)    Director
Mark A. Tullis (45)         Director
Phillip R. Lowery (48)      Director
Paula Cludray-Engelke (44)  Secretary
James R. McInnis (53)       Executive Vice President and Chief Marketing Officer
Stephen J. Preston (43)     Executive Vice President and Chief Actuary
E. Robert Koster (42)       Senior Vice President
David S. Pendergrass (41)   Vice President and Treasurer
David L. Jacobson (51)      Senior Vice President and Assistant Secretary
William L. Lowe (37)        Senior Vice President
Ronald R. Blasdell (47)     Senior Vice President
Steven G. Mandel (41)       Senior Vice President and Chief Information Officer
Gary F. Haynes (56)         Senior Vice President and Assistant Secretary
Andrew D. Chua (46 )        Senior Vice President

Each director is elected to serve for one year or until the next annual meeting of shareholders or until his or her successor is elected. Some directors are directors of insurance company subsidiaries of Golden American's parent, Equitable of Iowa. Golden American's directors and senior executive officers and their principal positions for the past five years are listed below:

Mr. Robert C. Salipante was elected Director and Chief Executive Officer of Golden American in March, 2001. He has served as a Director of ReliaStar Life Insurance Company from October, 1995 to the present. He served ReliaStar Financial Corp. from February, 1996 to November, 1996 as Senior Vice President, Individual Insurance Division and Technology and from November, 1996 to July, 1999 as Senior Vice President, Personal Financial Services. He was elected President, Chief Operating Officer and Director of ReliaStar Financial Corp. July, 1999 to August, 2000. He became General Manager and Chief Executive Officer, US Retail Financial Services in September, 2000.

Mr. Chris D. Schreier was elected President of Golden American in March, 2001. From January, 1994 to September, 1996 he served as Assistant Vice President and Assistant Controller for ReliaStar Financial Corp. He was elected Second Vice President of ReliaStar Financial Corp. and ReliaStar Life Insurance Company from September, 1996 to January, 1999. He has served as Vice President and Controller of ReliaStar Financial Corp. since January, 1999.

Mr. Barnett Chernow became President and CEO of Investment Products Group in March 2001 and President of First Golden in April, 1998. From 1998 to 2001, Mr. Chernow served as President of Golden American. From 1996 to 1998, Mr. Chernow served as Executive Vice President of First Golden. From 1993 to 1998, Mr. Chernow also served as Executive Vice President of Golden American. He was elected to serve as a director of First Golden in June, 1996 and Golden American in April, 1998.

Mr. Myles R. Tashman joined Golden American in August, 1994 as Senior Vice President and was named Executive Vice President, General Counsel effective January, 1996 and Assistant Secretary effective March, 2001. He served as a Director of Golden American from January, 1998 to March, 2001. He also serves as a Director, Executive Vice President, General Counsel and Secretary of First Golden.

GPP-109658                            86

Mr. Wayne R. Huneke was elected Director, Senior Vice President and Chief Financial Officer of Golden American in March, 2001. Since October, 1995 he has served as a Director of ReliaStar Life Insurance Company. He served ReliaStar Financial Corp. as Senior Vice President, Chief Financial Officer from August, 1994 to November, 1997, from November, 1997 to May, 1999 he served as Senior Vice President, ReliaStar Financial Markets. He became Senior Executive Vice President of ReliaStar Financial Corp. in May, 1999.

Mr. Thomas J. McInerney was elected as a Director of Golden American in March, 2001. He served Aetna U.S. Healthcare, Inc. as Vice President, National Accounts from April, 1996 to March, 1997. From August, 1997 to the present he has served as Director and from September, 1997 to the present he has served as President of Aetna Life Insurance & Annuity Company. He has served as President and Director of Aetna Insurance Company of America from September, 1997 to the present.

Mr. Mark A. Tullis became a Director of Golden American and First Golden in December 1999. He has served as Executive Vice President, Strategy and Operations for ING Americas Region since September 1999. From June, 1994 to August, 1999, he was with Primerica, serving as Executive Vice President at the time of his departure.

Mr. Phillip R. Lowery became a Director of Golden American in April, 1999 and First Golden in December, 1999. He has served as Executive Vice President and Chief Actuary for ING Americas Region since 1990.

Ms. Paula Cludray-Engelke was elected Secretary of Golden American in March, 2001. From October, 1985 to October, 2000 Ms. Cludray-Engelke served with ReliaStar Life Insurance Company (f/k/a Northwestern National Life Insurance Company) in various compliance positions. From October, 2000 to the present she has served as an Attorney with ING US Legal Services.

Mr. James R. McInnis joined Golden American and First Golden in December, 1997 as Executive Vice President. From 1982 through November, 1997, he held several positions with the Endeavor Group and was President upon his departure.

Mr. E. Robert Koster was elected Senior Vice President of Golden American and Senior Vice President and Chief Financial Officer of First Golden in September, 1998. From September, 1998 to March, 2001, he was also Chief Financial Officer of Golden American. From August, 1984 to September, 1998 he has held various positions with ING companies in The Netherlands.

Mr. David S. Pendergrass was elected Treasurer and Vice President of Golden American in December, 2000. Since October, 1995 he has served as a Vice President and Treasurer of ING North America Insurance Corporation.

Mr. David L. Jacobson joined Golden American in November, 1993 as Vice President and Assistant Secretary and became Senior Vice President in December, 1993. He was elected Senior Vice President and Assistant Secretary for First Golden in June, 1996.

Mr. Stephen J. Preston joined Golden American in December, 1993 as Senior Vice President, Chief Actuary and Controller. He became an Executive Vice President and Chief Actuary in June, 1998. He was elected Senior Vice President and Chief Actuary of First Golden in June, 1996 and elected Executive Vice President in June, 1998.

Mr. William L. Lowe joined Equitable Life as Vice President, Sales & Marketing in January, 1994. He became a Senior Vice President, Sales & Marketing, of Golden American in August, 1997. He was also President of Equitable of Iowa Securities Network, Inc. until October, 1998.

Mr. Steven G. Mandel joined Golden American in October 1988 and became Senior Vice President and Chief Information Officer in June, 1998.

Mr. Ronald R. Blasdell joined Golden American in February, 1994 and became Senior Vice President, Project Implementation in June, 1998.

GPP-109658                            87

Mr. Gary Haynes rejoined Golden American in April, 1999 as Senior Vice President, Operations. From August, 1995 to February, 1998 he was with F&G Life Insurance Company; serving as Senior Vice President, Operations at the time of his departure. He served as Senior Vice President, Operations with Golden American from July, 1994 to August, 1995.

Mr. Andrew D. Chua joined Golden American as Vice President in June, 1998 and became a Senior Vice President in February, 2000. From January, 1998 to May, 1998, Mr. Chua was employed by Transamerica Life & Annuity Company. From January, 1993 to December, 1997, Mr. Chua was employed by National Actuarial Network, Inc.

COMPENSATION TABLE AND OTHER INFORMATION
The following sets forth information with respect to the Chief Executive Officer of Golden American as well as the annual salary and bonus for the next five highly compensated executive officers for the fiscal year ended December 31, 2000. Certain executive officers of Golden American are also officers of DSI and First Golden. The salaries of such individuals are allocated among Golden American, DSI and First Golden pursuant to an arrangement among these companies.

EXECUTIVE COMPENSATION TABLE
The following table sets forth information with respect to the annual salary and bonus for Golden American's Chief Executive Officer and the four other most highly compensated executive officers for the fiscal year ended December 31, 2000.

                                                                  LONG-TERM
                                     ANNUAL COMPENSATION         COMPENSATION
                                     -------------------    ----------------------
                                                            RESTRICTED  SECURITIES
NAME AND                                                   STOCK AWARDS UNDERLYING    ALL OTHER
PRINCIPAL POSITION      YEAR       SALARY         BONUS 1     OPTIONS     OPTIONS   COMPENSATION2
------------------      ----       ------         -------     -------     -------   -------------
Barnett Chernow ...     2000     $  409,447     $  638,326                 10,200     $   26,887
President               1999     $  300,009     $  698,380                  6,950     $   20,464
                        1998     $  284,171     $  105,375      8,000

James R. McInnis ..     2000     $  337,543     $1,210,898                  5,200     $   19,487
Executive Vice          1999     $  250,007     $  955,646                  5,550     $   15,663
President               1998     $  250,004     $  626,245      2,000

William L. Lowe ...     2000     $  205,144     $  821,545                  3,500     $       81
Senior Vice             1999     $  191,589     $  737,933                            $    2,924
President               1998     $  165,816     $  528,299                            $      756

Stephen J. Preston      2000     $  230,170     $  426,994                  5,000     $   14,713
Executive Vice          1999     $  198,964     $  235,002                  2,050     $   12,564
President and Chief     1998     $  173,870     $   32,152      3,500
Actuary

Gary Haynes .......     2000     $  201,136     $  404,773                  3,000     $   14,735
Senior Vice             1999     $  159,030     $  50,000                             $    9,540
President

--------------------

1    The amount shown relates to bonuses paid in 2000, 1999 and 1998.

2 Other compensation for 2000 and 1999 includes a business allowance for each named executive which is required to be applied to specific business expenses of the named executive.

GPP-109658                            88

OPTION GRANTS IN LAST FISCAL YEAR

                                                                               POTENTIAL
                                                                          REALIZABLE VALUE AT
                                   % OF TOTAL                                ASSUMED ANNUAL
                        NUMBER OF    OPTIONS                                 RATES OF STOCK
                        SECURITIES  GRANTED TO                             PRICE APPRECIATION
                        UNDERLYING  EMPLOYEES  EXERCISE                     FOR OPTION TERM 3
                         OPTIONS    IN FISCAL  OR BASE    EXPIRATION     -----------------------
NAME                    GRANTED 1     YEAR     PRICE 2       DATE            5%           10%
----                    ----------  ---------- --------   ----------     ---------     ---------
Barnett Chernow .....     10,200      0.85%    $ 54.56    04/03/2010     $ 348,987     $ 886,937
James R. McInnis ....      5,200      0.43%    $ 54.56    04/03/2010     $ 178,425     $ 452,164
William L. Lowe .....      3,500      0.29%    $ 54.56    04/03/2010     $ 120,094     $ 304,341
Stephen J. Preston ..      5,000      0.42%    $ 54.56    04/03/2010     $ 171,562     $ 434,773
Gary Haynes .........      3,000      0.25%    $ 54.56    04/03/2010     $ 102,937     $ 260,864

----------------

1 Stock appreciation rights granted in 2000 to the officers of Golden American have a three-year vesting period and an expiration date as shown.

2 The base price was equal to the fair market value of ING's stock on the date of grant.

3 Total dollar gains based on indicated rates of appreciation of share price over the total term of the rights.

GPP-109658                            89

--------------------------------------------------------------------------------
         FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company as of December 31, 2000 and 1999, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 2000 and 1999, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Atlanta, Georgia
March 12, 2001

GPP-109658                            90

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                  (Dollars in thousands, except per share data)

                                                              December 31,  December 31,
                                                                  2000          1999
                                                              -----------   -----------
ASSETS

Investments:

   Fixed maturities, available for sale, at fair value
      (cost: 2000 - $798,751; 1999 - $858,052) ............   $   792,578   $   835,321

   Equity securities, at fair value (cost: 2000 - $8,611;
      1999 - $14,952) .....................................         6,791        17,330

   Mortgage loans on real estate ..........................        99,916       100,087

   Policy loans ...........................................        13,323        14,157

   Short-term investments .................................       106,775        80,191
                                                              -----------   -----------
Total investments .........................................     1,019,383     1,047,086

Cash and cash equivalents .................................        63,207        14,380

Reinsurance recoverable ...................................        19,331        14,834

Reinsurance recoverable from affiliates ...................        14,642            --

Due from affiliates .......................................        38,786           637

Accrued investment income .................................         9,606        11,198

Deferred policy acquisition costs .........................       635,147       528,957

Value of purchased insurance in force .....................        25,942        31,727

Current income taxes recoverable ..........................           511            35

Deferred income tax asset .................................         9,047        21,943

Property and equipment, less allowances for depreciation of
   $5,638 in 2000 and $3,229 in 1999 ......................        14,404        13,888

Goodwill, less accumulated amortization of $11,964 in 2000
   and $8,186 in 1999 .....................................       139,163       142,941

Other assets ..............................................        32,019         2,514

Separate account assets ...................................     9,831,489     7,562,717
                                                              -----------   -----------
Total assets ..............................................   $11,852,677   $ 9,392,857
                                                              ===========   ===========

                             See accompanying notes.

GPP-109658                            91

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (CONTINUED)
                  (Dollars in thousands, except per share data)

                                                                December 31,    December 31,
                                                                    2000            1999
                                                                ------------    ------------
LIABILITIES AND STOCKHOLDER`S EQUITY

Policy liabilities and accruals:

   Future policy benefits:

      Annuity and interest sensitive life products ..........   $  1,062,891    $  1,033,701

      Unearned revenue reserve ..............................          6,817           6,300

   Other policy claims and benefits .........................             82               8
                                                                ------------    ------------
                                                                   1,069,790       1,040,009

Surplus notes ...............................................        245,000         245,000

Revolving note payable ......................................             --           1,400

Due to affiliates ...........................................         19,887          12,650

Other liabilities ...........................................         69,374          53,232

Separate account liabilities ................................      9,831,489       7,562,717
                                                                ------------    ------------
                                                                  11,235,540       8,915,008

Commitments and contingencies

Stockholder's equity:

   Common stock, par value $10 per share, authorized, issued,
      and outstanding 250,000 shares ........................          2,500           2,500

   Additional paid-in capital ...............................        583,640         468,640

   Accumulated other comprehensive loss .....................         (4,046)         (9,154)

   Retained earnings ........................................         35,043          15,863
                                                                ------------    ------------
Total stockholder's equity ..................................        617,137         477,849
                                                                ------------    ------------
Total liabilities and stockholder's equity ..................   $ 11,852,677    $  9,392,857
                                                                ============    ============

                             See accompanying notes.

GPP-109658                            92

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                             (Dollars in thousands)

Year Ended December 31                                  2000         1999         1998
                                                     ---------    ---------    ---------
REVENUES:
   Annuity and interest sensitive life product
      charges ....................................   $ 144,877    $  82,935    $  39,119
   Management fee revenue ........................      22,982       11,133        4,771
   Net investment income .........................      64,140       59,169       42,485
   Realized losses on investments ................      (6,554)      (2,923)      (1,491)
                                                     ---------    ---------    ---------
                                                       225,445      150,314       84,884
Insurance benefits and expenses:
   Annuity and interest sensitive life benefits:
      Interest credited to account balances ......     195,088      175,257       94,845
      Benefit claims incurred in excess of account
         balances ................................       4,943        6,370        2,123
Underwriting, acquisition and insurance  expenses:
   Commissions ...................................     213,719      188,383      121,171
   General expenses ..............................      84,936       60,205       37,612
   Insurance taxes, state licenses, and fees .....       4,528        3,976        4,140
   Policy acquisition costs deferred .............    (168,444)    (346,396)    (197,796)
   Amortization:
      Deferred policy acquisition costs ..........      55,154       33,119        5,148
      Value of purchased insurance in force ......       4,801        6,238        4,724
      Goodwill ...................................       3,778        3,778        3,778
   Expenses and charges reimbursed under
      modified coinsurance agreements ............    (225,787)      (9,247)      (5,604)
                                                     ---------    ---------    ---------
                                                       172,716      121,683       70,141

Interest expense .................................      19,867        8,894        4,390
                                                     ---------    ---------    ---------
                                                       192,583      130,577       74,531
                                                     ---------    ---------    ---------
Income before income taxes .......................      32,862       19,737       10,353


Income taxes .....................................      13,682        8,523        5,279
                                                     ---------    ---------    ---------

Net income .......................................   $  19,180    $  11,214    $   5,074
                                                     =========    =========    =========

                             See accompanying notes.

GPP-109658                            93

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (Dollars in thousands)

                                                  Additional Accumulated Other  Retained       Total
                                      Common        Paid-in    Comprehensive    Earnings    Stockholder's
                                       Stock        Capital    Income (Loss)    (Deficit)      Equity
                                     --------------------------------------------------------------------
Balance at December 31, 1997 .....   $   2,500     $ 224,997     $     241      $    (425)    $ 227,313
   Comprehensive income:
      Net income .................          --            --            --          5,074         5,074
      Change in net unrealized
         investment gains (losses)          --            --        (1,136)            --        (1,136)
   Comprehensive income ..........       3,938
   Contribution of capital .......          --       122,500            --             --       122,500
   Other .........................          --           143            --             --           143
                                     ---------     ---------     ---------      ---------     ---------
Balance at December 31, 1998 .....       2,500       347,640          (895)         4,649       353,894
   Comprehensive income:
      Net income .................          --            --            --         11,214        11,214
      Change in net unrealized
         investment gains (losses)          --            --        (8,259)            --        (8,259)
   Comprehensive income ..........       2,955
   Contribution of capital .......          --       121,000            --             --       121,000
                                     ---------     ---------     ---------      ---------     ---------
Balance at December 31, 1999 .....   $   2,500     $ 468,640     $  (9,154)     $  15,863     $ 477,849
   Comprehensive income:
      Net income .................          --            --            --         19,180        19,180
      Change in net unrealized
         investment gains (losses)          --            --         5,108             --         5,108
   Comprehensive income ..........      24,288
   Contribution of capital .......          --       115,000            --             --       115,000
                                     ---------     ---------     ---------      ---------     ---------
Balance at December 31, 2000 .....   $   2,500     $ 583,640     $  (4,046)     $  35,043     $ 617,137
                                     =========     =========     =========      =========     =========

                             See accompanying notes.

GPP-109658                            94

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (Dollars in thousands)

Year Ended December 31                                     2000         1999         1998
                                                        ---------    ---------    ---------
OPERATING ACTIVITIES
Net income ..........................................   $  19,180    $  11,214    $   5,074
Adjustments to reconcile net income to net
   cash provided by (used in) operations:
   Adjustments related to annuity and interest
      sensitive life products:
      Interest credited and other charges on interest
         sensitive products .........................     195,088      175,257       94,845
      Charges for mortality and administration ......        (313)         524         (233)
      Change in unearned revenues ...................         517        2,460        2,651
   Increase (decrease) in policy liabilities and
      accruals ......................................          74            8          (10)
   Decrease (increase) in accrued investment
      income ........................................       1,592       (1,553)      (3,222)
   Policy acquisition costs deferred ................    (168,444)    (346,396)    (197,796)
   Amortization of deferred policy acquisition costs       55,154       33,119        5,148
   Amortization of value of purchased insurance
      in force ......................................       4,801        6,238        4,724
   Change in other assets, due to/from affiliates,
      other liabilities and accrued income taxes ....     (63,840)      24,845        9,979
   Provision for depreciation and amortization ......       8,616        8,850        8,147
   Provision for deferred income taxes ..............      13,728        8,523        5,279
   Realized losses on investments ...................       6,554        2,923        1,491
                                                        ---------    ---------    ---------
Net cash provided by (used in) operating activities .      72,707      (73,988)     (63,923)
                                                        ---------    ---------    ---------

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments:
   Fixed maturities - available for sale ............     205,136      220,547      145,253
   Mortgage loans on real estate ....................      12,701        6,572        3,791
   Equity securities ................................       6,128           --           --
   Policy loans - net ...............................         834           --           --
                                                        ---------    ---------    ---------
                                                          224,799      227,119      149,044

Acquisition of investments:
   Fixed maturities - available for sale ............    (154,028)    (344,587)    (476,523)
   Equity securities ................................          --           --      (10,000)
   Mortgage loans on real estate ....................     (12,887)      (9,659)     (16,390)
   Policy loans - net ...............................          --       (2,385)      (2,940)
   Short-term investments - net .....................     (26,584)     (39,039)     (26,692)
                                                        ---------    ---------    ---------
                                                         (193,499)    (395,670)    (532,545)

Issuance of reciprocal loan agreement receivables ...     (16,900)          --           --
Receipt of repayment of reciprocal loan agreement
   receivables ......................................      16,900           --           --
Net purchase of property and equipment ..............      (3,285)      (8,968)      (6,485)
                                                        ---------    ---------    ---------
Net cash provided by (used in) investing activities .      28,015     (177,519)    (389,986)

                             See accompanying notes.

GPP-109658                            95

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)
                             (Dollars in thousands)

Year Ended December 31                                   2000         1999         1998
                                                      ---------    ---------    ---------
FINANCING ACTIVITIES
Proceeds from reciprocal loan agreement
   borrowings .....................................   $ 178,900    $ 396,350    $ 500,722
Repayment of reciprocal loan agreement
   borrowings .....................................    (178,900)    (396,350)    (500,722)
Proceeds from revolving note payable ..............      67,200      220,295      108,495
Repayment of revolving note payable ...............     (68,600)    (218,895)    (108,495)
Proceeds from surplus note ........................          --      160,000       60,000
Repayment of line of credit borrowings ............          --           --       (5,309)
Receipts from annuity and interest sensitive
   life policies credited to account balances .....     801,793      773,685      593,428
Return of account balances on annuity
   and interest sensitive life policies ...........    (141,440)    (146,607)     (72,649)

Net reallocations to separate account .............    (825,848)    (650,270)    (239,671)
Contributions of capital by parent ................     115,000      121,000      103,750
                                                      ---------    ---------    ---------
Net cash provided by (used in) financing activities     (51,895)     259,208      439,549
                                                      ---------    ---------    ---------

Increase (decrease) in cash and cash
   equivalents ....................................      48,827        7,701      (14,360)

Cash and cash equivalents at beginning of
   period .........................................      14,380        6,679       21,039
                                                      ---------    ---------    ---------
Cash and cash equivalents at end of period ........   $  63,207    $  14,380    $   6,679
                                                      =========    =========    =========

SUPPLEMENTAL DISCLOSURE OF
   CASH FLOW INFORMATION
Cash paid during the period for:
   Interest .......................................   $  22,444    $   6,392    $   4,305
   Income taxes ...................................         957           --           99
Non-cash financing activities:
   Non-cash adjustment to additional paid-in
      capital for adjusted merger costs ...........          --           --          143
   Contribution of capital from parent to
      repay line of credit borrowings .............          --           --       18,750

                             See accompanying notes.

GPP-109658                            96

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES

CONSOLIDATION
The consolidated financial statements include Golden American Life Insurance Company ("Golden American") and its wholly owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden," and collectively with Golden American, the "Companies"). All significant intercompany accounts and transactions have been eliminated.

ORGANIZATION
Golden American, a wholly owned subsidiary of Equitable of Iowa Companies, Inc., offers variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. First Golden is licensed to sell insurance products in New York and Delaware. The Companies' variable annuity products are marketed by broker/dealers, financial institutions, and insurance agents. The Companies' primary customers are consumers and corporations.

On October 24, 1997 ("the merger date"), PFHI Holding, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") according to the terms of an Agreement and Plan of Merger dated July 7, 1997 among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of this transaction, Equitable was merged into PFHI, which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation.

INVESTMENTS
Fixed Maturities: The Companies account for their investments under the Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which requires fixed maturities to be designated as either "available for sale," "held for investment," or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in value of purchased insurance in force ("VPIF"), deferred policy acquisition costs ("DPAC"), and deferred income taxes. At December 31, 2000 and 1999, all of the Companies' fixed maturities are designated as available for sale, although the Companies are not precluded from designating fixed maturities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations. Premiums and discounts are amortized/accrued utilizing a method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and other asset-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

Equity Securities: Equity securities are reported at estimated fair value if readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value, which becomes the new cost basis by a charge to realized losses in the Companies' Statements of Operations.

Mortgage Loans on Real Estate: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Companies will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is

GPP-109658                            97

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

reduced by the establishment of a valuation allowance, which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Other Investments: Policy loans are reported at unpaid principal. Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts.

Realized Gains and Losses: Realized gains and losses are determined on the basis of specific identification.

Fair Values: Estimated fair values, as reported herein, of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of publicly traded fixed maturities are reported by an independent pricing service. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of equity securities, which consist of the Companies' investment in its registered separate accounts, are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts.

CASH AND CASH EQUIVALENTS
For purposes of the accompanying Statements of Cash Flows, the Companies consider all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS
Certain costs of acquiring new insurance business, principally first year commissions and interest bonuses, premium credit, and other expenses related to the production of new business ($63.8 million during 2000, $153.0 million during 1999, and $73.4 million during 1998), have been deferred. Acquisition costs for variable insurance products are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected future gross profits. This amortization is adjusted retrospectively when the Companies revise their estimate of current or future gross profits to be realized from a group of products. DPAC is adjusted to reflect the pro forma impact of unrealized gains and losses on fixed maturities the Companies have designated as "available for sale" under SFAS No. 115.

VALUE OF PURCHASED INSURANCE IN FORCE
As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of VPIF is charged to expense in proportion to expected gross profits of the underlying business. This amortization is adjusted retrospectively when the Companies revise the estimate of current or future gross profits to be realized from the insurance contracts acquired. VPIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities.

PROPERTY AND EQUIPMENT
Property and equipment primarily represent leasehold improvements, office furniture, certain other equipment, and capitalized computer software and are not considered to be significant to the Companies' overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation

GPP-109658                            98

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

GOODWILL
Goodwill was established as a result of the merger and is being amortized over 40 years on a straight-line basis.

FUTURE POLICY BENEFITS
Future policy benefits for divisions of the variable products with fixed interest guarantees are established utilizing the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 14.00% during 2000, 3.00% to 11.00% during 1999, and 3.00% to 10.00% during 1998. The unearned revenue reserve represents unearned distribution fees. These distribution fees have been deferred and are amortized over the life of the contracts in proportion to expected gross profits.

SEPARATE ACCOUNTS
Assets and liabilities of the separate accounts reported in the accompanying Balance Sheets represent funds separately administered principally for variable contracts. Contractholders, rather than the Companies, bear the investment risk for the variable insurance products. At the direction of the contractholders, the separate accounts invest the premiums from the sale of variable insurance products in shares of specified mutual funds. The assets and liabilities of the separate accounts are clearly identified and segregated from other assets and liabilities of the Companies. The portion of the separate account assets equal to the reserves and other liabilities of variable contracts cannot be charged with liabilities arising out of any other business the Companies may conduct.

Variable separate account assets are carried at fair value of the underlying investments and generally represent contractholder investment values maintained in the accounts. Variable separate account liabilities represent account balances for the variable contracts invested in the separate accounts; the fair value of these liabilities is equal to their carrying amount. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Operations.

Product charges recorded by the Companies from variable insurance products consist of charges applicable to each contract for mortality and expense risk, cost of insurance, contract administration, and surrender charges. In addition, some variable annuity and all variable life contracts provide for a distribution fee collected for a limited number of years after each premium deposit. Revenue recognition of collected distribution fees is amortized over the life of the contract in proportion to its expected gross profits. The balance of unrecognized revenue related to the distribution fees is reported as an unearned revenue reserve.

DEFERRED INCOME TAXES
Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturities the Companies have designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Companies' Statements of Operations are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

GPP-109658                            99

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDEND RESTRICTIONS
Golden American's ability to pay dividends to its Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2001, Golden American cannot pay dividends to its Parent without prior approval of statutory authorities. Under the provisions of the insurance laws of the State of New York, First Golden cannot distribute any dividends to its stockholder, Golden American, unless a notice of its intent to declare a dividend and the amount of the dividend has been filed with the New York Insurance Department at least thirty days in advance of the proposed declaration. If the Superintendent of the New York Insurance Department finds the financial condition of First Golden does not warrant the distribution, the Superintendent may disapprove the distribution by giving written notice to First Golden within thirty days after the filing.

SEGMENT REPORTING
The Companies manage their business as one segment, the sale of variable insurance products designed to meet customer needs for tax-advantaged saving for retirement and protection from death. Variable insurance products are sold to consumers and corporations throughout the United States.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are: (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and value of purchased insurance in force, (4) fair values of assets and liabilities recorded as a result of merger, (5) asset valuation allowances, (6) guaranty fund assessment accruals, (7) deferred tax benefits (liabilities), and (8) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding items are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

PENDING ACCOUNTING STANDARDS: DERIVATIVE FINANCIAL INSTRUMENTS
During 1998, the Financial Accounting Standards Board issued Statement No. 133 ("SFAS 133"), Accounting for Derivative Financial Instruments and Hedging Activities. SFAS 133 requires that all derivative instruments, including certain derivative instruments embedded in other contracts, be recorded on the balance sheet and measured at its fair value. The change in a derivative's fair value is generally to be recognized in current period earnings.

If certain conditions are met, a derivative may be specifically designated as a hedge of an exposure to changes in fair value, variability of cash flows, or certain foreign currency exposures. When designated as a hedge, the fair value should be recognized currently in earnings or other comprehensive income, depending on whether such designation is considered a fair value or as a cash flow hedge. With respect to fair value hedges, the fair value of the derivative, as well as changes in the fair value of the hedged item, are reported in earnings. For cash flow hedges, changes in the derivatives fair value are reported in other comprehensive income and subsequently reclassified into earnings when the hedged item affects earnings. The ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. The Companies

GPP-109658                           100

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

adopted SFAS 133 on January 1, 2000. The cumulative effect of the accounting change upon adoption was not material.

RECLASSIFICATIONS
Certain amounts in the 1999 and 1998 financial statements have been reclassified to conform to the 2000 financial statement presentation.

2.   BASIS OF FINANCIAL REPORTING

The financial statements of the Companies differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger/acquisition and is amortized and charged to expense; (3) future policy benefit reserves for divisions with fixed interest guarantees of the variable insurance products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to value of purchased insurance in force, deferred policy acquisition costs, and deferred income taxes (if applicable), credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturities is reduced to fair value by a charge to realized losses in the Statements of Operations when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security; (9) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (10) revenues for variable insurance products consist of policy charges applicable to each contract for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed rather than premiums received; (11) the financial statements of Golden American's wholly owned subsidiary are consolidated rather than recorded at the equity in net assets; (12) surplus notes are reported as liabilities rather than as surplus; and (13) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

The net loss for Golden American as determined in accordance with statutory accounting practices was $71,134,000 in 2000, $85,578,000 in 1999, $68,002,000
in 1998. Total statutory capital and surplus was $406,923,000 and $368,928,000 at December 31, 2000 and 1999, respectively.

The National Association of Insurance Commissioners has revised the Accounting Practices and Procedures Manual, the guidance that defines statutory accounting principles. The revised manual will be effective January 1, 2001, and has been adopted, at least in part, by the States of Delaware and New York, which are the states of domicile for Golden American and First Golden, respectively. The revised manual will result in changes to the accounting practices that the Companies use to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Companies' statutory-basis capital and surplus as of January 1, 2001 will not be significant.

GPP-109658                           101

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS

INVESTMENT RESULTS
Major categories of net investment income are summarized below:

Year Ended December 31                      2000           1999          1998
                                          --------       --------      --------
                                                  (Dollars in thousands)
Fixed maturities ......................   $ 55,302       $ 50,352      $ 35,224
Equity securities .....................        248            515            --
Mortgage loans on real estate .........      7,832          7,074         6,616
Policy loans ..........................        516            485           619
Short-term investments ................      2,253          2,583         1,311
Other, net ............................        543            388           246
                                          --------       --------      --------
Gross investment income ...............     66,694         61,397        44,016
Less investment expenses ..............     (2,554)        (2,228)       (1,531)
                                          --------       --------      --------
Net investment income .................   $ 64,140       $ 59,169      $ 42,485
                                          ========       ========      ========

Realized losses on investments follows:

Year Ended December 31                      2000           1999          1998
                                          --------       --------      --------
                                                  (Dollars in thousands)
Fixed maturities, available for sale ..   $ (6,289)      $ (2,910)     $ (1,428)
Equity securities .....................       (213)            --            --
Mortgage loans on real estate .........        (52)           (13)          (63)
                                          --------       --------      --------
Realized losses on investments ........   $ (6,554)      $ (2,923)     $ (1,491)
                                          ========       ========      ========

The change in unrealized appreciation (depreciation) of securities at fair value follows:

Year Ended December 31                      2000           1999          1998
                                          --------       --------      --------
                                                  (Dollars in thousands)
Fixed maturities, available for sale ..   $ 16,558       $(24,944)     $  1,100
Equity securities .....................     (4,198)         5,301        (2,390)
                                          --------       --------      --------
Unrealized appreciation (depreciation)
   of securities ......................   $ 12,360       $(19,643)     $ (1,290)
                                          ========       ========      ========

GPP-109658                           102

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)

At December 31, 2000 and December 31, 1999, amortized cost, gross unrealized gains and losses, and estimated fair values of fixed maturities, all of which are designated as available for sale, follows:

                                                 Gross      Gross     Estimated
                                  Amortized   Unrealized  Unrealized    Fair
                                     Cost        Gains      Losses      Value
                                   --------    --------    --------    --------
                                              (Dollars in thousands)
December 31, 2000
-----------------
U.S. government and governmental
   agencies and authorities ....   $ 18,607    $    580    $    (16)   $ 19,171
Public utilities ...............     54,132         294      (1,600)     52,826
Corporate securities ...........    355,890       1,318      (8,006)    349,202
Other assets-backed securities .    223,787       2,166      (1,831)    224,122
Mortgage-backed securities .....    146,335       1,465        (543)    147,257
                                   --------    --------    --------    --------
Total ..........................   $798,751    $  5,823    $(11,996)   $792,578
                                   ========    ========    ========    ========

December 31, 1999
-----------------
U.S. government and governmental
   agencies and authorities ....   $ 21,363          --    $   (260)   $ 21,103
Public utilities ...............     53,754    $     25      (2,464)     51,315
Corporate securities ...........    396,494          53     (12,275)    384,272
Other assets-backed securities .    207,044         850      (4,317)    203,577
Mortgage-backed securities .....    179,397          39      (4,382)    175,054
                                   --------    --------    --------    --------
Total ..........................   $858,052    $    967    $(23,698)   $835,321
                                   ========    ========    ========    ========

Short-term investments with maturities of 30 days or less have been excluded from the above schedules. Amortized cost approximates fair value for these securities. At December 31, 2000, net unrealized investment loss on fixed maturities designated as available for sale totaled $6,173,000. Depreciation of $1,447,000 was included in stockholder's equity at December 31, 2000 (net of adjustments of $801,000 to VPIF, $3,146,000 to DPAC, and $779,000 to deferred income taxes). At December 31, 1999, net unrealized investment loss on fixed maturities designated as available for sale totaled $22,731,000. Depreciation of $6,955,000 was included in stockholder's equity at December 31, 1999 (net of adjustments of $1,785,000 to VPIF, $10,246,000 to DPAC, and $3,745,000 to
deferred income taxes).

At December 31, 2000, net unrealized depreciation on equity securities was comprised entirely of gross depreciation of $1,820,000. At December 31, 1999, net unrealized appreciation on equity securities was comprised entirely of gross appreciation of $2,378,000.

Amortized cost and estimated fair value of fixed maturities designated as available for sale, by contractual maturity, at December 31, 2000 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

GPP-109658                           103

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)
                                                      Amortized       Estimated
December 31, 2000                                       Cost          Fair Value
--------------------------------------------------------------------------------
                                                        (Dollars in thousands)
Due within one year .........................         $ 51,001         $ 50,836
Due after one year through five years .......          323,753          317,862
Due after five years through ten years ......           45,812           44,891
Due after ten years .........................            8,063            7,610
                                                      --------         --------
                                                       428,629          421,199
Other asset-backed securities ...............          223,787          224,122
Mortgage-backed securities ..................          146,335          147,257
                                                      --------         --------
Total .......................................         $798,751         $792,578
                                                      ========         ========

An analysis of sales, maturities, and principal repayments of the Companies' fixed maturities portfolio follows:

                                                              Gross       Gross        Proceeds
                                              Amortized     Realized     Realized        From
                                                 Cost         Gains       Losses         Sale
                                               --------     --------     --------      --------
                                                            (Dollars in thousands)
For the year ended December 31, 2000:
Scheduled principal repayments, calls, and
   tenders ...............................     $ 91,158     $    122     $     (1)     $ 91,279
Sales ....................................      120,125          285       (6,553)      113,857
                                               --------     --------     --------      --------
Total ....................................     $211,283     $    407     $ (6,554)     $205,136
                                               ========     ========     ========      ========

For the year ended December 31, 1999:
Scheduled principal repayments, calls, and
   tenders ...............................     $141,346     $    216         (174)     $141,388
Sales ....................................       80,472          141     $ (1,454)       79,159
                                               --------     --------     --------      --------
Total ....................................     $221,818     $    357     $ (1,628)     $220,547
                                               ========     ========     ========      ========

For the year ended December 31, 1998:
Scheduled principal repayments, calls, and
   tenders ...............................     $102,504     $     60     $     (3)     $102,561
Sales ....................................       43,204          518       (1,030)       42,692
                                               --------     --------     --------      --------
Total ....................................     $145,708     $    578     $ (1,033)     $145,253
                                               ========     ========     ========      ========

Investment Valuation Analysis: The Companies analyze the investment portfolio at least quarterly in order to determine if the carrying value of any investment has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary.

GPP-109658                           104

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

3.   INVESTMENT OPERATIONS (continued)

During the second quarter of 2000, Golden American determined that the carrying value of an impaired bond exceeded its estimated net realizable value. As a result, on June 30, 2000, Golden American recognized a total pre-tax loss of approximately $142,000 to reduce the carrying value of the bond to its net realizable value of $315,000 at December 31, 2000.

During the fourth quarter of 1998, Golden American determined that the carrying value of two bonds exceeded their estimated net realizable value. As a result, at December 31, 1998, Golden American recognized a total pre-tax loss of $973,000 to reduce the carrying value of the bonds to their combined net realizable value of $2,919,000. During the second quarter of 1999, further information was received regarding these bonds and Golden American determined that the carrying value of the two bonds exceeded their estimated net realizable value. As a result, at June 30, 1999, Golden American recognized a total pre-tax loss of $1,639,000 to further reduce the carrying value of the bonds to their combined net realizable value of $1,137,000. During the year 2000, these bonds had no further reduction in carrying value.

Investments on Deposit: At December 31, 2000 and 1999, affidavits of deposits covering bonds with a par value of $6,870,000 and $6,470,000, respectively, were on deposit with regulatory authorities pursuant to certain statutory requirements.

Investment Diversifications: The Companies' investment policies related to the investment portfolio require diversification by asset type, company, and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The following percentages relate to holdings at December 31, 2000 and December 31, 1999. Fixed maturities included investments in basic industrials (29% in 2000, 29% in 1999), conventional mortgage-backed securities (20% in 2000, 22% in 1999), financial companies (14% in 2000, 16% in 1999), and other asset-backed securities (20% in 2000, 19% in 1999). Mortgage loans on real estate have been analyzed by geographical location with concentrations by state identified as California (15% in 2000, 12% in 1999) and Utah (9% in 2000, 10% in
1999). There are no other concentrations of mortgage loans on real estate in any state exceeding ten percent at December 31, 2000 and 1999. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in office buildings (29% in 2000, 34% in 1999), industrial buildings (35% in 2000, 33% in 1999), retail facilities (18% in 2000, 19% in 1999), and multi-family apartments (10% in 2000, 10% in 1999). Equity securities are not significant to the Companies' overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 2000.

4.   COMPREHENSIVE INCOME

Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by and distributions to the stockholder. Total comprehensive income (loss) for the Companies includes $606,000 for the year ended December 31, 2000 for First Golden and $(452,000) and $1,015,000 for the years ended December 31, 1999 and 1998, respectively. Other comprehensive income excludes net investment gains (losses) included in net income, which merely represent transfers from unrealized to realized gains and losses. These amounts total $(2,670,000), $(1,468,000) and $(2,133,000) in the years ended December 31, 2000, 1999 and 1998, respectively. Such amounts, which have been measured through the date of sale, are net of income taxes and adjustments to VPIF and DPAC totaling $(4,742,000), $(1,441,000) and $705,000 in the years ended December 31, 2000, 1999 and 1998, respectively.

GPP-109658                           105

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Companies' investments, investment contracts, and debt fall within the standards' definition of a financial instrument. Fair values for the Companies' insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial, and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Companies' business or financial condition based on the information presented herein.

The Companies closely monitor the composition and yield of invested assets, the duration and interest credited on insurance liabilities, and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Companies' overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. These assumptions may not result in values consistent with those obtained through an actuarial appraisal of the Companies' business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

December 31                                           2000                      1999
                                             -----------------------   -----------------------
                                                           Estimated                Estimated
                                              Carrying       Fair       Carrying      Fair
                                                Value        Value        Value       Value
                                             ----------   ----------   ----------   ----------
                                                           (Dollars in thousands)
ASSETS
   Fixed maturities, available for sale ..   $  792,578   $  792,578   $  835,321   $  835,321
   Equity securities .....................        6,791        6,791       17,330       17,330
   Mortgage loans on real estate .........       99,916      100,502      100,087       95,524
   Policy loans ..........................       13,323       13,323       14,157       14,157
   Short-term investments ................      106,775      106,775       80,191       80,191
   Cash and cash equivalents .............       63,207       63,207       14,380       14,380
   Separate account assets ...............    9,831,489    9,831,489    7,562,717    7,562,717

LIABILITIES
   Annuity products ......................    1,047,932      962,810    1,017,105      953,546
   Surplus notes .........................      245,000      204,455      245,000      226,100
   Revolving note payable ................           --           --        1,400        1,400
   Separate account liabilities ..........    9,831,489    9,831,489    7,562,717    7,562,717

GPP-109658                           106

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

5.   FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

The following methods and assumptions were used by the Companies in estimating fair values.

Fixed maturities: Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market and publicly traded securities are estimated using a third party pricing process. This pricing process uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities.

Equity securities: Estimated fair values of equity securities, which consist of the Companies' investment in the portfolios underlying its separate accounts, are based upon the quoted fair value of individual securities comprising the individual portfolios. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable returns and quality.

Mortgage loans on real estate: Fair values are estimated by discounting expected cash flows, using interest rates currently offered for similar loans.

Policy loans: Carrying values approximate the estimated fair value for policy loans.

Short-term investments and cash and cash equivalents: Carrying values reported in the Companies' historical cost basis balance sheet approximate estimated fair value for these instruments due to their short-term nature.

Separate account assets: Separate account assets are reported at the quoted fair values of the individual securities in the separate accounts.

Annuity products: Estimated fair values of the Companies' liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Companies would incur to extinguish the liability.

Surplus notes: Estimated fair value of the Companies' surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

Revolving note payable: Carrying value reported in the Companies' historical cost basis balance sheet approximates estimated fair value for this instrument, as the agreement carries a variable interest rate provision.

Separate account liabilities: Separate account liabilities are reported at full account value in the Companies' historical cost balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

6.   VALUE OF PURCHASED IN FORCE

As a result of the merger, a portion of the purchase price was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents VPIF, which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Interest was accrued at a rate of 7.32% during 2000 (7.33% during 1999, and 7.29% during 1998).

GPP-109658                           107

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

6.   VALUE OF PURCHASED IN FORCE (continued)

A reconciliation of the change in the VPIF asset follows:

Year Ended December 31                           2000        1999        1998
                                               --------    --------    --------
                                                     (Dollars in thousands)
Beginning balance .........................    $ 31,727    $ 35,977    $ 43,174
   Accretion of interest ..................       2,016       2,372       2,802
   Amortization of asset ..................      (6,817)     (8,610)     (7,526)
   Adjustment for unrealized gains (losses)        (984)      1,988        (203)
   Purchase price adjustment to opening
      balance sheet .......................          --          --      (2,270)
                                               --------    --------    --------
Ending balance ............................    $ 25,942    $ 31,727    $ 35,977
                                               ========    ========    ========

Based on current conditions and assumptions as to the impact of future events on acquired policies in force, the expected approximate net amortization relating to VPIF as of December 31, 2000, is $3.9 million in 2001, $3.6 million in 2002, $3.0 million in 2003, $2.4 million in 2004, and $1.9 million in 2005. Actual amortization may vary based upon changes in assumptions and experience.

7.   INCOME TAXES

Golden American files a consolidated federal income tax return. Under the Internal Revenue Code, a newly acquired insurance company cannot file as part of the Parent's consolidated tax return for 5 years.

At December 31, 2000, the Companies have net operating loss ("NOL") carryforwards for federal income tax purposes of approximately $189,656,000. Approximately $5,094,000, $3,354,000, $50,449,000, $94,078,000 and $36,681,000
of these NOL carryforwards are available to offset future taxable income of the Companies through the years 2011, 2012, 2018, 2019 and 2020, respectively.

INCOME TAX EXPENSE (BENEFIT)
Income tax expense (benefit) included in the consolidated financial statements follows:

Year Ended December 31                           2000        1999        1998
                                               --------    --------    --------
                                                    (Dollars in thousands)
Current ...................................    $    (46)   $     --    $     --
Deferred ..................................      13,728       8,523       5,279
                                               --------    --------    --------
                                               $ 13,682    $  8,523    $  5,279
                                               ========    ========    ========

GPP-109658                           108

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

7.   INCOME TAXES (continued)

The effective tax rate on income before income taxes is different from the prevailing federal income tax rate. A reconciliation of this difference follows:

Year Ended December 31                           2000        1999        1998
                                               --------    --------    --------
                                                    (Dollars in thousands)

Income before income taxes ................    $ 32,862    $ 19,737    $ 10,353
                                               ========    ========    ========
Income tax at federal statutory rate ......    $ 11,502    $  6,908    $  3,624
Tax effect of:
    Goodwill amortization .................       1,322       1,322       1,322
    Meals and entertainment ...............         292         199         157
    Other items ...........................         566          94         176
                                               --------    --------    --------
Income tax expense ........................    $ 13,682    $  8,523    $  5,279
                                               ========    ========    ========

DEFERRED INCOME TAXES
The tax effect of temporary differences giving rise to the Companies' deferred income tax assets and liabilities at December 31, 2000 and 1999 follows:

December 31                                                                2000         1999
                                                                        ---------    ---------
                                                                        (Dollars in thousands)
Deferred tax assets:
   Net unrealized depreciation of securities at fair value ..........   $     637    $      --
   Net unrealized depreciation of available for sale fixed maturities         779        3,745
   Future policy benefits ...........................................     163,691      133,494
   Goodwill .........................................................      15,111       16,323
   Net operating loss carryforwards .................................      66,380       56,630
   Other ............................................................       1,333        1,333
                                                                        ---------    ---------
                                                                          247,931    $ 211,525
Deferred tax liabilities:
   Net unrealized appreciation of securities at fair value ..........          --         (832)
   Fixed maturity securities ........................................     (17,774)     (17,774)
   Deferred policy acquisition costs ................................    (184,743)    (154,706)
   Mortgage loans on real estate ....................................        (715)        (715)
   Value of purchased insurance in force ............................      (8,512)     (10,462)
   Other ............................................................     (25,724)      (1,348)
                                                                        ---------    ---------
                                                                         (237,468)    (185,837)
                                                                        ---------    ---------
Valuation allowance .................................................      (1,416)      (3,745)
                                                                        ---------    ---------
Deferred income tax asset ...........................................   $   9,047    $  21,943
                                                                        =========    =========

At December 31, 2000, the Company reported, for financial statement purposes, unrealized losses on certain investments, which have not been recognized for tax purposes. Since it is uncertain as to whether these capital losses, if ever realized, could be utilized to offset capital gains, a valuation allowance has been established for the tax effect of the financial statement losses.

GPP-109658                           109

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

8.   RETIREMENT PLANS AND EMPLOYEE STOCK COMPENSATION

DEFINED BENEFIT PLANS
In 2000, 1999 and 1998, the Companies were allocated their share of the pension liability associated with their employees. The Companies' employees are covered by the employee retirement plan of an affiliate, Equitable Life. Further, Equitable Life sponsors a defined contribution plan that is qualified under Internal Revenue Code Section 401(k).

The following tables summarize the benefit obligations and the funded status for pension benefits over the two-year period ended December 31, 2000:

                                                            2000         1999
                                                           -------      -------
                                                          (Dollars in thousands)
Change in benefit obligation:
   Benefit obligation at January 1 ...............         $ 4,221      $ 4,454
   Service cost ..................................           1,569        1,500
   Interest cost .................................             554          323
   Actuarial (gain) loss .........................           1,562       (2,056)
                                                           -------      -------
   Benefit obligation at December 31 .............         $ 7,906      $ 4,221
                                                           =======      =======

Funded status:
   Funded status at December 31 ..................         $(7,906)     $(4,221)
   Unrecognized past service cost ................             141           --
   Unrecognized net loss .........................           1,627          210
                                                           -------      -------
   Net amount recognized .........................         $(6,138)     $(4,011)
                                                           =======      =======

The Companies' plan assets were held by Equitable Life, an affiliate. During 1998, the Equitable Life Employee Pension Plan began investing in an undivided interest of the ING-NA Master Trust (the "Master Trust"). Boston Safe Deposit and Trust Company holds the Master Trust's investment assets.

The weighted-average assumptions used in the measurement of the Companies' benefit obligation follows:

December 31                                                  2000         1999
                                                            ------       ------
Discount rate ....................................           7.75%        8.00%
Expected return on plan assets ...................           9.25         9.25
Rate of compensation increase ....................           5.00         5.00

The following table provides the net periodic benefit cost for the fiscal years 2000, 1999, and 1998:

Year Ended December 31                              2000       1999       1998
                                                   ------     ------     ------
                                                      (Dollars in thousands)
Service cost ...............................       $1,569     $1,500     $1,138
Interest cost ..............................          554        323         97
                                                   ------     ------     ------
Net periodic benefit cost ..................       $2,123     $1,823     $1,235
                                                   ======     ======     ======

GPP-109658                           110

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

8.   RETIREMENT PLANS AND EMPLOYEE STOCK COMPENSATION (continued)

There were no gains or losses resulting from curtailments or settlements during 2000, 1999, or 1998.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $7,906,000, $4,701,000, and $0, respectively, as of December 31, 2000 and $4,221,000, $2,488,000, and $0, respectively, as of December 31,
1999.

PHANTOM STOCK OPTION PLAN
The Phantom Stock Option Plan (the "Phantom Plan"), which covers certain key employees, is similar to a standard stock option plan; however, the phantom share option entitles the holder to a cash benefit in Dutch Guilders linked to the rise in value of ING ordinary shares on the Amsterdam Stock Exchange. The plan participants are entitled to any appreciation in the value of ING ordinary shares over the Phantom Plan option price (strike price) of 53.85 Euros for options issued on July 1, 1999, 140.40 Dutch Guilders for options issued on May 26, 1998, and 85.10 Dutch Guilders for options issued on May 23, 1997, not the ordinary shares themselves.

Options are granted at fair value on the date of grant. Options in the Phantom Plan are subject to forfeiture to ING should the individuals terminate their relationship with ING before the three-year initial retention period has elapsed. All options expire five years from the date of grant.

On July 1, 1999, ING issued 34,750 options to employees of Golden American related to this plan at a strike price of 53.85 Euros.

On May 26, 1998, ING issued 42,400 options related to this plan at a strike price of 140.40 Dutch Guilders. Since the strike price at December 31, 1998 was higher than the ING share price, there was no compensation expense related to these options in 1998.

On May 23, 1997, ING issued 3,500 options related to this plan at a strike price of 85.10 Dutch Guilders. Since the strike price was lower than the ING share price at December 31, 1998, Golden American incurred $46,000 of compensation expense related to these options during 1998.

No expense was recognized in 1999 related to the above options. As of December 31, 1999, 58,250 options remain outstanding.

During 2000, the Phantom Plan liability was transferred to ING. As of December 31, 2000, the Companies held no liabilities under the Phantom Plan. There were no expenses incurred related to this plan during the year ended December 31, 2000.

9.   RELATED PARTY TRANSACTIONS

Operating Agreements: Directed Services, Inc. ("DSI"), an affiliate, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) and distributor of the variable insurance products issued by the Companies. DSI is authorized to enter into agreements with broker/dealers to distribute the Companies' variable insurance products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2000, 1999 and 1998, the Companies paid commissions to DSI totaling $208,883,000, $181,536,000, and $117,470,000, respectively.

Golden American provides certain managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2000, 1999 and 1998, the fee was $21,296,000, $10,136,000, and $4,771,000,
respectively.

GPP-109658                           111

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

9.   RELATED PARTY TRANSACTIONS (continued)

Effective January 1, 1998, the Companies have an asset management agreement with ING Investment Management LLC ("ING IM"), an affiliate, in which ING IM provides asset management and accounting services. Under the agreement, the Companies record a fee based on the value of the assets under management. The fee is payable quarterly. For the years ended December 31, 2000, 1999 and 1998, the Companies incurred fees of $2,521,000, $2,227,000 and $1,504,000, respectively, under this agreement.

Golden American has a guaranty agreement with Equitable Life Insurance Company of Iowa ("Equitable Life"), an affiliate. In consideration of an annual fee, payable June 30, Equitable Life guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. On June 30, 2000, Golden American incurred a fee of $7,000 under this agreement. No annual fee was paid in 1999.

Golden American provides certain advisory, computer, and other resources and services to Equitable Life. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $6,193,000, $6,107,000 and $5,833,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

The Companies have a service agreement with Equitable Life in which Equitable Life provides administrative and financial related services. Under this agreement, the Companies incurred expenses of $1,270,000, $1,251,000 and $1,058,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

First Golden provided resources and services to DSI. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $223,000, $387,000, and $75,000 for the years ended December 31, 2000, 1999 and
1998, respectively.

Golden American provides resources and services to ING Mutual Funds Management Co., LLC, an affiliate. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $455,000 and $244,000 for the years ended December 31, 2000 and 1999, respectively.

Golden American provides resources and services to United Life & Annuity Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by Golden American, totaled $593,000 and $460,000 for the years ended December 31, 2000 and 1999, respectively.

The Companies provide resources and services to Security Life of Denver Insurance Company, an affiliate. Revenues for these services, which reduced general expenses incurred by the Companies, totaled $261,000 and $216,000 for the years ended December 31, 2000 and 1999, respectively.

The Companies provide resources and services to Southland Life Insurance Company, an affiliate. Revenues for these services, which reduce general expenses incurred by the Companies, totaled $115,000 and $103,000 for the years ended December 31, 2000 and 1999, respectively.

GPP-109658                           112

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

9.   RELATED PARTY TRANSACTIONS (continued)

In 2000, 1999, and 1998, the Companies received 11.3%, 10.0%, and 9.6% of total premiums, net of reinsurance, for variable products sold through eight affiliates as noted in the following table:

Year Ended December 31                            2000        1999        1998
                                                -------     -------     -------
                                                    (Dollars in thousands)
LSSI .......................................    $ 127.0     $ 168.5     $ 122.9
Vestax Securities Corporation ..............       47.2        88.1        44.9
DSI ........................................        1.4         2.5        13.6
Multi-Financial Securities Corporation .....       38.6        44.1        13.4
IFG Network Securities, Inc. ...............       23.1        25.8         3.7
Washington Square ..........................       44.6          --          --
Primevest ..................................        6.2          --          --
Compulife ..................................        2.7          --          --
                                                -------     -------     -------
Total ......................................    $ 290.8     $ 329.0     $ 198.5
                                                =======     =======     =======

Modified Coinsurance Agreement: On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $218.8 million. This was offset by a decrease in deferred acquisition costs of $223.7 million. As at December 31, 2000, Golden American also had a payable to Equitable Life of $16.3 million due to the overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

Reinsurance Agreement Covering Minimum Guaranteed Benefits: On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International Limited, an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued on or after January 1, 2000. An irrevocable letter of credit was obtained through Bank of New York in the amount of $10,500,000 related to this agreement. Under this agreement, Golden American recorded a reinsurance recoverable of $14.6 million at December 31, 2000.

Reciprocal Loan Agreement: Golden American maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, Golden American and ING AIH can borrow up to $65,000,000 from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $481,000, $815,000 and $1,765,000 for the years ended December 31, 2000, 1999 and 1998, respectively. At December 31, 2000, 1999 and 1998, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

GPP-109658                           113

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

9.   RELATED PARTY TRANSACTIONS (continued)

Line of credit: Golden American maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective December 1, 1996 and expired December 31, 1997, Golden American could borrow up to $25,000,000. Interest on any borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, Golden American incurred interest expense of $211,000 for the year ended December 31, 1998. The outstanding balance was paid by a capital contribution and with funds borrowed from ING AIH.

Surplus Notes: On December 30, 1999, Golden American issued an 8.179% surplus note in the amount of $50,000,000 to Equitable Life. The note matures on December 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $4,112,000 for the year ended December 31, 2000. Golden American incurred no interest expense during the year ended December 31, 1999.

On December 8, 1999, Golden American issued a 7.979% surplus note in the amount of $35,000,000 to First Columbine Life Insurance Company ("First Columbine"), an affiliate. The note matures on December 7, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $2,961,000 and $0 for the years ended December 31, 2000 and 1999, respectively.

On September 30, 1999, Golden American issued a 7.75% surplus note in the amount of $75,000,000 to ING AIH. The note matures on September 29, 2029. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $5,813,000 in 2000 and $1,469,000 in 1999. On December 30, 1999, ING AIH assigned the note to Equitable Life.

On December 30, 1998, Golden American issued a 7.25% surplus note in the amount of $60,000,000 to Equitable Life. The note matures on December 29, 2028. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Under this agreement, Golden American incurred interest expense of $4,350,000 in 2000 and 1999. Golden American incurred no interest in 1998.

On December 17, 1996, Golden American issued an 8.25% surplus note in the amount of $25,000,000 to Equitable. The note matures on December 17, 2026. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant, and beneficiary claims, as well as debts owed to all other classes of debtors of Golden American. Any payment of principal made is subject to the prior approval of the Delaware Insurance Commissioner. Golden American incurred interest totaling $2,063,000 in 2000, unchanged from 1999 and 1998. On December 17, 1996, Golden American contributed the $25,000,000 to First Golden acquiring 200,000 shares of common stock (100% of outstanding stock).

GPP-109658                           114

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

9.   RELATED PARTY TRANSACTIONS (continued)

Stockholder's Equity: During 2000, 1999 and 1998, Golden American received capital contributions from its Parent of $80,000,000, $121,000,000 and $122,500,000, respectively. As at December 31, 2000, Golden American also had a receivable of $35,000,000 from capital contributions made by its Parent.

10.  COMMITMENTS AND CONTINGENCIES

Reinsurance: At December 31, 2000, the Companies had reinsurance treaties with six unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent reinsurers do not meet their obligations under the reinsurance agreements. Reinsurance ceded in force for life mortality risks were $105,334,000, and $119,575,000 at December 31, 2000 and 1999, respectively. At
December 31, 2000 and 1999, the Companies have a net receivable of $33,973,000 and $14,834,000, respectively, for reserve credits, reinsurance claims, or other receivables from these reinsurers comprised of $16,462,000 and $493,000, respectively, for claims recoverable from reinsurers, $4,007,000 and $1,201,000, respectively, for a payable for reinsurance premiums, and $21,518,000 and $15,542,000, respectively, for a receivable from an unaffiliated reinsurer. Included in the accompanying financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $21,655,000, $9,883,000 and $4,797,000 and net policy benefits recoveries of $8,927,000, $3,059,000 and $2,170,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

On June 30, 2000, effective January 1, 2000, Golden American entered into a modified coinsurance agreement with Equitable Life, an affiliate, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. At December 31, 2000, Golden American had received a total settlement of $218.8 million under this agreement. The carrying value of the separate account liabilities covered under this agreement represent 17.6% of total separate account liabilities outstanding at December 31, 2000. Golden American remains liable to the extent Equitable Life does not meet its obligations under the agreement. The accompanying statement of operations, statement of changes in stockholder's equity and statement of cash flows are presented net of the effects of the agreement.

On December 28, 2000, Golden American entered into a reinsurance agreement with Security Life of Denver International Limited, an affiliate, covering variable annuity minimum guaranteed death benefits and guaranteed living benefits of variable annuities issued on or after January 1, 2000. An irrevocable letter of credit was obtained through Bank of New York in the amount of $10,500,000 related to this agreement.

On December 29, 2000, First Golden entered into a reinsurance treaty with London Life Reinsurance Company of Pennsylvania, an unaffiliated reinsurer, covering the minimum guaranteed death benefits of First Golden's variable annuities issued on or after January 1, 2000.

Effective June 1, 1994, Golden American entered into a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying financial statements are presented net of the effects of the treaty which increased income by $736,000, $1,729,000, $1,022,000 for the years ended December 31, 2000, 1999 and
1998, respectively.

Guaranty Fund Assessments: Assessments are levied on the Companies by life and health guaranty associations in most states in which the Companies are licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Companies cannot predict whether and to what extent legislative initiatives may affect the right to offset. The associated cost for a particular insurance company can vary significantly based upon its fixed account premium volume by line of business and state premiums as well as its potential for

GPP-109658                           115

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                December 31, 2000

10.  COMMITMENTS AND CONTINGENCIES (continued)

premium tax offset. The Companies have established an undiscounted reserve to cover such assessments, review information regarding known failures, and revise estimates of future guaranty fund assessments. Accordingly, the Companies accrued and charged to expense an additional $3,000, $3,000 and $1,123,000 for the years ended December 31, 2000, 1999 and 1998, respectively. At December 31, 2000 and 1999, the Companies have an undiscounted reserve of $2,430,000, and $2,444,000, respectively, to cover estimated future assessments (net of related anticipated premium tax credits) and have established an asset totaling $733,000, and $618,000, respectively, for assessments paid which may be recoverable through future premium tax offsets. The Companies believe this reserve is sufficient to cover expected future guaranty fund assessments based upon previous premiums and known insolvencies at this time.

Litigation: The Companies, like other insurance companies, may be named or otherwise involved in lawsuits, including class action lawsuits and arbitrations. In some class action and other actions involving insurers, substantial damages have been sought and/or material settlement or award payments have been made. The Companies currently believe no pending or threatened lawsuits or actions exist that are reasonably likely to have a material adverse impact on the Companies.

Vulnerability from Concentrations: The Companies have various concentrations in the investment portfolio (see Note 3 for further information). The Companies' asset growth, net investment income, and cash flow are primarily generated from the sale of variable insurance products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers and extreme fluctuations in interest rates or stock market returns, which may result in higher lapse experience than assumed, could cause a severe impact to the Companies' financial condition. A broker/dealer, having at least ten percent of total net premiums, generated 11% of the Companies' sales in 2000 (28% and 26% by two broker/dealers during 1999 and 1998, respectively). Two broker dealers, having at least ten percent of total gross premiums, generated 21% of the Companies' sales in 2000 (30% and 27% by two broker/dealers during 1999 and 1998, respectively). The Premium Plus product generated 71% of the Companies' sales during 2000 (79% during 1999 and 63% during 1998).

Leases: The Companies lease their home office space, certain other equipment, and capitalized computer software under operating leases which expire through 2020. During the years ended December 31, 2000, 1999 and 1998, rent expense totaled $2,874,000, $2,273,000, and $1,241,000, respectively. At December 31,
2000, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 2001 - $3,790,000; 2002 - $3,257,000;
2003 - $2,611,000; 2004 - $2,419,000; 2005 - $2,419,000, and 2006 and thereafter
- $38,700,000.

Revolving Note Payable: To enhance short-term liquidity, the Companies established a revolving note payable with SunTrust Bank, Atlanta (the "Bank") which expires July 30, 2001. The note was approved by the Boards of Directors of Golden American and First Golden on August 5, 1998 and September 29, 1998, respectively. The total amount the Companies may have outstanding is $85,000,000, of which Golden American and First Golden have individual credit sublimits of $75,000,000 and $10,000,000, respectively. The note accrues interest at an annual rate equal to: (1) the cost of funds for the Bank for the period applicable for the advance plus 0.225% or (2) a rate quoted by the Bank to the Companies for the advance. The terms of the agreement require the Companies to maintain the minimum level of Company Action Level Risk Based Capital as established by applicable state law or regulation. During the years ended December 31, 2000, 1999 and 1998, the Companies incurred interest expense of $87,000, $198,000 and $352,000, respectively. At December 31, 2000, there were no amounts outstanding under this agreement. At December 31, 1999, the Companies had a $1,400,000 note payable to the Bank under this agreement.

GPP-109658                           116
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

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Table of Contents

     ITEM                                                                   PAGE
     Introduction..........................................................   1
     Description of Golden American Life Insurance Company.................   1
     Safekeeping of Assets.................................................   1
     The Administrator.....................................................   1
     Independent Auditors..................................................   1
     Distribution of Contracts.............................................   1
     Performance Information...............................................   2
     IRA Partial Withdrawal Option.........................................  10
     Other Information.....................................................  10
     Financial Statements of Separate Account B............................  11



PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                      --------------------------------------------------
                      NAME

                      --------------------------------------------------
                      SOCIAL SECURITY NUMBER

                      --------------------------------------------------
                      STREET ADDRESS

                      --------------------------------------------------
                      CITY, STATE, ZIP

109658  Galaxy PREMIUM PLUS                                           05/01/2001
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

GPP-109658                            117
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
                                                     CONTRACT CATEGORY: PRE-2000

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION -- PRE-2000 AND YR-2000


Except for the Internet Tollkeeper, the Pilgrim VP MagnaCap, the Pilgrim VP SmallCap Opportunities, Pilgrim VP Growth Opportunities, the ProFund VP Bull, the ProFund VP Small-Cap, and the ProFund VP Europe 30 subaccounts which did not commence operations as of December 31, 2000, the following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and
(3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table.

For existing contract holders, if you do not know your contract category, please refer to the letter accompanying this Prospectus. Beginning with the June 30, 2001 quarterly statement your contract category will appear on each quarterly statement.


--------------------------------------------------------------------------------
CONTRACT CATEGORY:  PRE-2000
--------------------------------------------------------------------------------

LIQUID ASSET

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $15.47          6,398,161          $98,985           $15.19           3,141,765         $47,738
1999            14.79          7,150,254          105,783            14.55           4,223,787          61,465
1998            14.33          1,185,641           16,985            14.11             839,093          11,842
1997            13.83            131,429            1,818            13.65              61,012             846
10/1/97         13.71                 --               --            13.53                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $14.90          7,753,679         $115,521
1999            14.29         10,661,158          152,353
1998            13.88          2,967,968           41,195
1997            13.44            298,288            4,009
10/1/97         13.33                 --               --
-------------------------------------------------------------

LIMITED MATURITY BOND

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $17.76          2,114,123          $37,552           $17.45             827,572         $14,437
1999            16.72          1,726,180           28,863            16.45             863,647          14,205
1998            16.77            633,316           10,620            16.52             334,521           5,526
1997            15.91             16,839              268            15.70              10,105             159
10/1/97         15.72                 --               --            15.52                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $17.11          2,400,340          $41,061
1999           $16.15          2,219,351           35,848
1998            16.25            910,113           14,787
1997            15.47             12,577              195
10/1/97         15.29                 --               --
-------------------------------------------------------------

GPP-109658                            A1

                                                     CONTRACT CATEGORY: PRE-2000

CORE BOND (FORMERLY GLOBAL FIXED INCOME)

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.74            722,540           $8,481           $11.62             304,383          $3,538
1999            11.79            439,601            5,184            11.70             219,011           2,562
1998            13.09            187,670            2,456            13.00              80,199           1,043
1997            11.87              3,418               41            11.81                 310               4
10/1/97         11.99                 --               --            11.93                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $11.51            759,979           $8,751
1999            11.60            603,046            6,998
1998            12.92            180,373            2,330
1997            11.75              6,455               76
10/1/97         11.87                 --               --
-------------------------------------------------------------

FULLY MANAGED

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $26.04          1,758,621          $45,786           $25.57           1,110,726         $28,402
1999            21.65          1,292,419           27,978            21.29             988,291          21,044
1998            20.53            593,655           12,189            20.23             512,203          10,361
1997            19.66             36,852              725            19.40              28,440             552
10/1/97          9.49                 --               --            19.24                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $25.07          3,162,695          $79,301
1999            20.91          3,030,152           63,363
1998            19.90          1,673,484           33,294
1997            19.11            108,003            2,064
10/1/97         18.96                 --               --
-------------------------------------------------------------

TOTAL RETURN

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $20.75          4,975,990         $103,235           $20.55           2,927,725         $60,151
1999            18.06          4,404,186           79,539            17.91           2,910,090          52,124
1998            17.72          1,708,118           30,264            17.60           1,404,222          24,713
1997            16.02             54,291              874            16.02              25,888             415
10/1/97         16.10                 --               --            15.75                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $20.35          8,931,211         $181,762
1999            17.77          8,891,632          158,001
1998            17.49          3,742,869           65,449
1997            15.94            147,659            2,354
10/1/97         15.68                 --               --
-------------------------------------------------------------

ASSET ALLOCATION GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.38              6,488              $61            $9.37               6,168             $58
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $9.37             29,481             $277
10/2/00         10.00                 --               --
-------------------------------------------------------------

GPP-109658                            A2

                                                     CONTRACT CATEGORY: PRE-2000

EQUITY INCOME

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $23.91          1,332,075          $31,855           $23.49             743,054         $17,452
1999            21.47          1,085,728           23,316            21.12             617,614          13,046
1998            21.94            257,646            5,652            21.61             207,605           4,486
1997            20.55             26,372              542            20.28              13,243             269
10/1/97         20.55                 --               --            20.29                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $23.03          2,497,192          $57,512
1999            20.74          2,236,042           46,384
1998            21.26            713,431           15,164
1997            19.97             35,002              699
10/1/97         19.99                 --               --
-------------------------------------------------------------

ALL CAP

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.59          1,274,806          $14,781           $11.58             854,294          $9,892
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $11.56          1,591,887          $18,406
2/1/00          10.00                 --               --
-------------------------------------------------------------

GROWTH AND INCOME

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.94             86,899             $864            $9.94              58,691            $583
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $9.94            281,776           $2,800
10/2/007        10.00                 --               --
-------------------------------------------------------------

REAL ESTATE

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $26.64            599,877          $15,979           $26.16             224,612          $5,876
1999            20.62            286,539            5,909            20.28             155,133           3,147
1998            21.74            196,372            4,270            21.42             112,984           2,420
1997            25.48             10,718              273            25.14               8,060             203
10/1/97         25.25                 --               --            24.92                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $25.65            804,723          $20,644
1999            19.92            532,774           10,613
1998            21.07            408,418            8,604
1997            24.76             44,523            1,102
10/1/97         24.56                 --               --
-------------------------------------------------------------

GPP-109658                            A3

                                                     CONTRACT CATEGORY: PRE-2000

VALUE EQUITY

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $19.46          1,214,590          $23,636           $19.29             874,451         $16,866
1999            18.14            859,962           15,603            18.01             767,525          13,823
1998            18.31            491,538            8,998            18.20             470,129           8,556
1997            18.28             28,327              518            18.20              40,454             736
10/1/97         18.85                 --               --            18.78                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $19.08          2,193,265          $41,845
1999            17.84          1,901,397           33,924
1998            18.06          1,161,575           20,974
1997            18.09            117,054            2,117
10/1/97         18.67                 --               --
-------------------------------------------------------------

INVESTORS

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.26            275,069           $3,098           $11.25             154,585          $1,739
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $11.23            234,347           $2,632
2/1/00          10.00                 --               --
-------------------------------------------------------------

RISING DIVIDENDS

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $24.94          4,126,814         $102,903           $24.67           3,632,813         $89,605
1999            25.83          3,855,308           99,594            25.59           3,388,151          86,710
1998            22.61          1,802,632           40,757            22.43           1,454,269          32,624
1997            20.09             50,068            1,006            19.96              34,332             685
10/1/97         19.30                 --               --            19.19                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $24.36          9,740,749         $237,284
1999            25.31          9,238,054          233,848
1998            22.22          4,169,562           92,659
1997            19.81            169,648            3,360
10/1/97         19.05                 --               --
-------------------------------------------------------------

MANAGED GLOBAL

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $20.19            256,618           $5,182           $19.94             214,579          $4,280
2/1/00          22.40                 --               --            22.16                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $19.67            430,108          $ 8,460
2/1/00          21.88                 --               --
-------------------------------------------------------------

GPP-109658                            A4

                                                     CONTRACT CATEGORY: PRE-2000

LARGE CAP VALUE

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.55            855,690           $9,023           $10.53             519,053          $5,466
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $10.52            950,981          $10,000
2/1/00          10.00                 --               --
-------------------------------------------------------------

HARD ASSETS

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $16.32            119,030           $1,943           $16.03             158,020          $2,533
1999            17.37            130,846            2,273            17.09             175,931           3,006
1998            14.28             50,015              714            14.07              33,343             469
1997            20.57              4,291               88            20.29               4,830              98
10/1/97         24.00                 --               --            23.68                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $15.72            859,582          $13,510
1999            16.78            559,019            9,381
1998            13.84            205,654            2,846
1997            19.99             10,671              213
10/1/97         23.34                 --               --
-------------------------------------------------------------

DIVERSIFIED MID-CAP

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.88            126,703           $1,252            $9.87              85,630            $846
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $9.87            283,531           $2,799
10/2/00         10.00                 --               --
-------------------------------------------------------------

RESEARCH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $26.39          4,430,092         $116,926           $26.13           4,496,455        $117,508
1999            28.04          3,732,084          104,644            27.80           3,987,090         110,860
1998            22.89          1,882,609           43,093            22.73           1,664,084          37,830
1997            18.87             58,635            1,106            18.77              29,908             561
10/1/97         19.33                 --               --            19.24                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $25.89          8,625,474         $223,285
1999            27.58          7,961,890          219,621
1998            22.59          3,540,785           79,977
1997            18.67            154,878            2,892
10/1/97         19.15                 --               --
-------------------------------------------------------------

GPP-109658                            A5

                                                     CONTRACT CATEGORY: PRE-2000

CAPITAL GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $17.21          3,567,760          $61,404           $17.09           3,465,795         $59,215
1999            21.06          3,183,975           67,052            20.94           3,036,436          63,576
1998            17.01          1,393,674           23,707            16.94           1,251,474          21,197
1997            15.41            101,866            1,569            15.36             160,843           2,471
10/1/97         15.99                 --               --            15.95                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $16.96          8,159,977         $138,413
1999            20.82          7,329,545          152,590
1998            16.87          2,660,020           44,867
1997            15.32            246,159            3,772
10/1/97         15.92                 --               --
-------------------------------------------------------------

CAPITAL APPRECIATION

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $25.17          1,842,181          $46,370           $24.85           1,758,566         $43,692
1999            30.11          1,321,446           39,790            29.77           1,332,081          39,650
1998            24.50            552,738           13,542            24.26             436,641          10,591
1997            22.05             12,122              267            21.87              20,531             449
10/1/97         21.95                 --               --            21.78                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $24.48          4,403,742         $107,821
1999            29.38          3,502,726          102,900
1998            23.98            996,496           23,892
1997            21.65             66,918            1,449
10/1/97         21.57                 --               --
-------------------------------------------------------------

SMALL CAP

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $18.40          3,498,368          $64,360           $18.26           2,708,831         $49,458
1999            22.82          2,787,333           63,611            22.68           1,823,715          41,368
1998            15.37          1,029,412           15,820            15.30             594,716           9,098
1997            12.88             58,584              755            12.84              20,111             258
10/1/97         13.85                 --               --            13.82                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $18.12          4,689,339          $84,973
1999            22.55          3,575,459           80,614
1998            15.23          1,273,236           19,390
1997            12.81             99,963            1,280
10/1/97         13.78                 --               --
-------------------------------------------------------------

MID-CAP GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $42.23          3,669,431         $154,975           $41.89           3,008,336        $126,032
1999            39.59          2,679,145          106,080            39.34           1,972,481          77,589
1998            22.43            871,756           19,550            22.31             523,815          11,688
1997            18.52             35,953              666            18.45              13,732             253
10/1/97         18.94                 --               --            18.88                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $41.50          6,295,732         $261,264
1999            39.02          4,341,508          169,421
1998            22.17          1,207,879           26,779
1997            18.36             48,168              885
10/1/97         18.79                 --               --
-------------------------------------------------------------

GPP-109658                            A6

                                                     CONTRACT CATEGORY: PRE-2000

STRATEGIC EQUITY

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $18.92          2,146,122          $40,613           $18.78           1,809,186         $33,969
1999            21.92          1,284,045           28,148            21.78           1,027,948          22,392
1998            14.23            291,183            4,143            14.16             162,917           2,307
1997            14.31             13,199              189            14.26              15,985             228
10/1/97         14.14                 --               --            14.10                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $18.60          4,174,680          $77,656
1999            21.61          2,946,931           63,695
1998            14.07            748,842           10,538
1997            14.20             49,579              704
10/1/97         14.04                 --               --
-------------------------------------------------------------

SPECIAL SITUATIONS

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.89             47,708             $424            $8.89              41,774            $371
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $8.88            126,644           $1,125
10/2/00         10.00                 --               --
-------------------------------------------------------------

GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $22.02          9,918,876         $218,379           $21.86           8,229,964        $179,873
1999            28.62          8,941,918          255,925            28.46           6,570,102         186,953
1998            16.29          1,521,473           24,792            16.22             797,510          12,940
1997            13.03             97,853            1,275            12.99              34,329             446
10/1/97         15.18                 --               --            15.14                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $21.70         17,860,302         $387,541
1999            28.29         14,909,662          421,842
1998            16.16          2,265,343           36,602
1997            12.96            226,700            2,938
10/1/97         15.10                 --               --
-------------------------------------------------------------

DEVELOPING WORLD

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $7.58          1,003,874           $7,609            $7.55             694,495          $5,241
1999            11.61          1,294,269           15,027            11.58             620,258           7,181
1998             7.28            131,499              958             7.27              31,253             227
2/19/98         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $7.51          1,768,880          $13,291
1999            11.54          1,334,812           15,410
1998             7.26            111,256              808
2/19/98            --                 --               --
-------------------------------------------------------------

GPP-109658                            A7

                                                     CONTRACT CATEGORY: PRE-2000

GALAXY HIGH QUALITY BOND

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.05              4,745              $52           $11.03                  --              --
1999             9.93              2,756               27             9.92                  --              --
10/1/99         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $11.03                 --              --
1999             9.92                 --               --
10/1/99         10.00                 --               --
-------------------------------------------------------------

GALAXY ASSET ALLOCATION

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.78             10,075             $109           $10.76               4,515             $49
1999            10.70              4,460               48            10.70                 832               9
10/1/99         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $10.74             18,669             $201
1999            10.70              7,153               76
10/1/99         10.00                 --               --
-------------------------------------------------------------

GALAXY GROWTH AND INCOME

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.98              9,132             $100           $10.96                 992             $11
1999            10.55              8,512               90            10.55               1,122              12
10/1/99         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $10.94              3,904              $43
1999            10.54                493                5
10/1/99         10.00                 --               --
-------------------------------------------------------------

GALAXY SMALL COMPANY GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $13.35              1,744              $23           $13.32               1,380             $18
1999            14.87                 --               --            14.87                  --              --
10/1/99         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $13.30                 --               --
1999            14.87                 --               --
10/1/99         10.00                 --               --
-------------------------------------------------------------

GPP-109658                            A8

                                                     CONTRACT CATEGORY: PRE-2000

GALAXY EQUITY

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.41             10,578             $121           $11.39              12,156            $138
1999            11.79              8,936              105            11.79              11,848             140
10/1/99         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $11.37              6,673              $76
1999            11.78              4,420               52
10/1/99         10.00                 --               --
-------------------------------------------------------------

PIMCO HIGH YIELD BOND

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.01          2,800,783          $28,035            $9.97           1,774,108         $17,686
1999            10.24          3,028,750           31,013            10.21           1,524,636          15,572
1998            10.08            872,132            8,791            10.07             424,746           4,277
5/1/98          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $9.93          4,788,465          $47,544
1999            10.19          5,377,440           54,782
1998            10.06          1,487,999           14,969
5/1/98          10.00                 --               --
-------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.72          3,203,292          $37,541           $11.67           2,633,264         $30,736
1999            13.13          2,808,279           36,875            13.10           2,387,540          31,271
1998            11.11            883,763            9,820            11.10             467,386           5,188
5/1/98          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $11.62          6,651,600          $77,324
1999            13.06          7,040,346           91,978
1998            11.09          1,878,277           20,828
5/1/98          10.00                 --               --
-------------------------------------------------------------

INTERNATIONAL EQUITY

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.37          3,162,306          $35,967           $11.37           2,474,741         $28,141
1999             5.57          2,749,756           42,801            15.59           1,959,322          30,538
1998            10.29          1,067,090           10,979            10.32             680,862           7,025
1997             9.90             38,652              383             9.95              36,098             359
10/1/97         11.57                 --               --            11.62                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000           $11.29          5,326,268          $60,129
1999            15.50          4,663,701           72,274
1998            10.27          1,736,702           17,844
1997             9.92             72,955              724
10/1/97         11.60                 --               --
-------------------------------------------------------------

GPP-109658                            A9

                                                     CONTRACT CATEGORY: PRE-2000

PILGRIM GLOBAL BRAND NAMES (FORMERLY, ING GLOBAL BRAND NAMES)

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.75             12,603             $110            $8.75              14,048            $123
5/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $8.74             28,381             $248
5/1/00          10.00                 --               --
-------------------------------------------------------------

PRUDENTIAL JENNISON

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $7.85             71,773             $563            $7.84              48,445            $380
5/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $7.83             67,646             $530
5/1/00          10.00                 --               --
-------------------------------------------------------------

SP JENNISON INTERNATIONAL GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.56             14,571             $125            $8.56              64,125            $549
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
                    7% SOLUTION ENHANCED DEATH BENEFIT
-------------------------------------------------------------
                                TOTAL # OF
                               ACCUMULATION
               AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
-------------------------------------------------------------
2000            $8.56             15,695             $134
10/2/00         10.00                 --               --
-------------------------------------------------------------

GPP-109658                            A10

--------------------------------------------------------------------------------
CONTRACT CATEGORY:  YR-2000
--------------------------------------------------------------------------------

LIQUID ASSET

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $15.31          4,704,995          $72,025           $15.03           1,991,718         $29,941
2/1/00          14.70                 --               --            14.45                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $14.67          2,607,133          $38,255           $14.50           2,058,957         $29,846
2/1/00          14.13                 --               --            13.97                  --              --
------------------------------------------------------------------------------------------------------------------

LIMITED MATURITY BOND

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $17.60            748,540          $13,176           $17.29             293,399          $5,071
2/1/00          16.56                 --               --            16.28                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $16.87            504,056           $8,504           $16.67             262,971          $4,383
2/1/00          15.92                 --               --            15.74                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A11

                                                      CONTRACT CATEGORY: YR-2000

CORE BOND (FORMERLY GLOBAL FIXED INCOME)

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.70            348,819           $4,080           $11.59             138,912          $1,610
2/1/00          11.44                 --               --            11.35                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.44            178,399           $2,041           $11.37              94,253          $1,072
2/1/00          11.23                 --               --            11.17                  --              --
------------------------------------------------------------------------------------------------------------------

FULLY MANAGED

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $25.84            464,121          $11,995           $25.38             171,691          $4,357
2/1/00          20.89                 --               --            20.54                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $24.77            390,375           $9,670           $24.47             169,448          $4,147
2/1/00          20.08                 --               --            19.86                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A12

                                                      CONTRACT CATEGORY: YR-2000

TOTAL RETURN

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $20.68          1,175,922          $24,313           $20.48             559,903         $11,467
2/1/00          17.46                 --               --            17.32                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $20.22            818,001          $16,543           $20.10             483,771          $9,722
2/1/00          17.13                 --               --            17.04                  --              --
------------------------------------------------------------------------------------------------------------------

ASSET ALLOCATION GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.38            105,857             $993            $9.37              97,416            $913
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.37             65,678             $615            $9.37              70,044            $656
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A13

                                                      CONTRACT CATEGORY: YR-2000

EQUITY INCOME

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $23.74            431,375          $10,240           $23.31             214,237          $4,994
2/1/00          20.18                 --               --            19.85                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $22.75            301,139           $6,852           $22.48             226,285          $5,087
2/1/00          19.41                 --               --            19.19                  --              --
------------------------------------------------------------------------------------------------------------------

ALL CAP

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.59          1,060,134          $12,286           $11.57             785,957          $9,097
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.55            710,474           $8,207           $11.54             934,892         $10,790
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A14

                                                      CONTRACT CATEGORY: YR-2000

GROWTH AND INCOME

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.94            153,085           $1,522            $9.94             117,731          $1,170
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.93            145,711           $1,447            $9.93             106,689          $1,060
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

REAL ESTATE

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $26.44            201,444           $5,327           $25.97              84,007          $2,182
2/1/00          20.64                 --               --            20.30                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $25.34             73,304           $1,858           $25.04             187,941          $4,706
2/1/00          19.85                 --               --            19.63                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A15

                                                      CONTRACT CATEGORY: YR-2000

VALUE EQUITY

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $19.38            441,746           $8,560           $19.20             137,699          $2,644
2/1/00          17.48                 --               --            17.35                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $18.97            292,124           $5,542           $18.85             159,386          $3,005
2/1/00          17.17                 --               --            17.08                  --              --
------------------------------------------------------------------------------------------------------------------

INVESTORS

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.26            284,722           $3,205           $11.24             195,360          $2,196
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.22            142,915           $1,604           $11.21             171,837          $1,926
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A16

                                                      CONTRACT CATEGORY: YR-2000

RISING DIVIDENDS

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $24.81            933,098          $23,151           $24.54             415,503         $10,196
2/1/00          25.53                 --               --            25.28                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $24.18            777,010          $18,789           $24.00             675,624         $16,218
2/1/00          24.96                 --               --            24.80                  --              --
------------------------------------------------------------------------------------------------------------------

MANAGED GLOBAL

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $20.08            750,758          $15,077           $19.83             604,037         $11,980
2/1/00          22.29                 --               --            22.04                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $19.51            563,242          $10,987           $19.34             463,007          $8,956
2/1/00          21.72                 --               --            21.56                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A17

                                                      CONTRACT CATEGORY: YR-2000

LARGE CAP

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.54          1,336,030          $14,082           $10.53             898,930          $9,462
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.51          1,352,664          $14,211           $10.50             957,630         $10,052
2/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

HARD ASSETS

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $16.20             52,260             $847           $15.91              16,790            $268
2/1/00          16.12                 --               --            15.85                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $15.53             38,970             $605           $15.34             226,423          $3,473
2/1/00          15.50                 --               --            15.33                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A18

                                                      CONTRACT CATEGORY: YR-2000

DIVERSIFIED MID-CAP

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.88            117,957           $1,165            $9.87              80,930            $799
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.87             54,269             $536            $9.87              85,833            $847
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

RESEARCH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $26.30          1,330,981          $35,004           $26.05             947,268         $24,677
2/1/00          26.94                 --               --            26.72                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $25.72            982,118          $25,263           $25.56             762,778         $19,497
2/1/00          26.43                 --               --            26.29                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A19

                                                      CONTRACT CATEGORY: YR-2000

CAPITAL GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $17.17          1,094,587          $18,792           $17.04             713,992         $12,170
2/1/00          20.13                 --               --            20.01                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $16.88          1,152,543          $19,456           $16.80             855,505         $14,372
2/1/00          19.86                 --               --            19.78                  --              --
------------------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $25.03          1,040,006          $26,029           $24.70             817,633         $20,196
2/1/00          29.44                 --               --            29.09                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $24.27            954,271          $23,160           $24.06             939,691         $22,606
2/1/00          28.64                 --               --            28.41                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A20

                                                      CONTRACT CATEGORY: YR-2000

SMALL CAP

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $18.35          1,408,858          $25,855           $18.21           1,032,944         $18,813
2/1/00          23.69                 --               --            23.54                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $18.03          1,132,599          $20,420           $17.94             796,744         $14,292
2/1/00          23.35                 --               --            23.25                  --              --
------------------------------------------------------------------------------------------------------------------

MID-CAP GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $42.16          1,753,276          $73,918           $41.76           1,253,943         $52,367
2/1/00          38.56                 --               --            38.25                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $41.24          1,203,370          $49,624         $40.98             1,037,170         $42,500
2/1/00          37.84                 --               --          37.63                    --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A21

                                                      CONTRACT CATEGORY: YR-2000

STRATEGIC EQUITY

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $18.85          1,625,333          $30,640           $18.70           1,123,877         $21,018
2/1/00          21.70                 --               --            21.56                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $18.50          1,178,007          $21,797           $18.40           1,048,080         $19,290
2/1/00          21.37                 --               --            21.27                  --              --
------------------------------------------------------------------------------------------------------------------

SPECIAL SITUATIONS

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.89             74,682             $664            $8.88              66,355            $590
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.88             62,018             $551            $8.88              76,925            $683
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A22

                                                      CONTRACT CATEGORY: YR-2000

GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $21.96          4,258,723          $93,528           $21.80           2,928,424         $63,849
2/1/00          29.12                 --               --            28.95                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $21.59          3,643,517          $78,679           $21.49           2,613,215         $56,158
2/1/00          28.72                 --               --            28.61                  --              --
------------------------------------------------------------------------------------------------------------------

DEVELOPING WORLD

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $7.57            697,071           $5,276            $7.54             601,379          $4,532
2/1/00          11.66                 --               --            11.63                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $7.49            543,779           $4,074            $7.47             255,267          $1,907
2/1/00          11.58                 --               --            11.56                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A23

                                                      CONTRACT CATEGORY: YR-2000

GALAXY HIGH QUALITY BOND

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.04              2,299              $25           $11.02                  --              --
2/1/00           9.95                 --               --             9.95                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.99                 --               --           $10.98                  --              --
2/1/00           9.94                 --               --             9.93                  --              --
------------------------------------------------------------------------------------------------------------------

GALAXY ASSET ALLOCATION

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.78             70,287             $758           $10.76               6,792             $73
2/1/00          10.52                 --               --            10.51                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.73             18,516             $199           $10.71                  --              --
2/1/00          10.51                 --               --            10.50                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A24

                                                      CONTRACT CATEGORY: YR-2000

GALAXY GROWTH AND INCOME

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.98              4,780              $52           $10.96                  --              --
2/1/00          10.27                 --               --            10.26                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.93              7,086              $77           $10.92                  --              --
2/1/00          10.25                 --               --            10.25                  --              --
------------------------------------------------------------------------------------------------------------------

GALAXY SMALL COMPANY GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $13.34              1,108              $15           $13.32                 466              $6
2/1/00          15.07                 --               --            15.06                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $13.28                627               $8           $13.27                 100              $1
2/1/00          15.05                 --               --            15.05                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A25

                                                      CONTRACT CATEGORY: YR-2000

GALAXY EQUITY

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.41             46,533             $531           $11.38               3,426             $39
2/1/00          11.52                 --               --            11.52                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.36             14,623             $166           $11.34                  --              --
2/1/00          11.51                 --               --            11.50                  --              --
------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD BOND

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $10.00            791,752           $7,915            $9.96             488,604          $4,864
2/1/00          10.16                 --               --            10.13                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $9.90            614,107           $6,081            $9.88             376,280          $3,716
2/1/00          10.09                 --               --            10.07                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A26

                                                      CONTRACT CATEGORY: YR-2000

PIMCO STOCKSPLUS GROWTH AND INCOME

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.70          1,024,674          $11,993           $11.66             607,993          $7,087
2/1/00          12.52                 --               --            12.49                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.59          1,152,615          $13,363           $11.56             773,157          $8,939
2/1/00          12.45                 --               --            12.42                  --              --
------------------------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.43          1,257,278          $14,366           $11.34             804,897          $9,131
2/1/00          15.02                 --               --            14.93                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000           $11.23          1,033,869          $11,615           $11.18             685,944          $7,669
2/1/00          14.81                 --               --            14.76                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A27

                                                      CONTRACT CATEGORY: YR-2000

PILGRIM GLOBAL BRAND NAMES (FORMERLY, ING GLOBAL BRAND NAMES

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.75            152,183           $1,332            $8.74              68,913            $602
5/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.73             81,541             $712            $8.72              66,057            $576
5/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $7.84            203,449           $1,596            $7.84              74,994            $588
5/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $7.82             85,906             $672            $7.82             134,056          $1,048
5/1/00          10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A28

                                                      CONTRACT CATEGORY: YR-2000

SP JENNISON INTERNATIONAL GROWTH

------------------------------------------------------------------------------------------------------------------
                         STANDARD DEATH BENEFIT                            ANNUAL RATCHET DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.56             37,645             $322            $8.56              53,910            $461
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                   7% SOLUTION ENHANCED DEATH BENEFIT                                  MAX 7
------------------------------------------------------------------------------------------------------------------
                                TOTAL # OF                                          TOTAL # OF
                               ACCUMULATION                                        ACCUMULATION
               AUV AT            UNITS AT          TOTAL            AUV AT            UNITS AT          TOTAL
            YEAR END (AND     YEAR END (AND        AUV AT        YEAR END (AND     YEAR END (AND        AUV AT
           AT BEGINNING OF   AT BEGINNING OF      YEAR END      AT BEGINNING OF   AT BEGINNING OF      YEAR END
           FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)   FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
2000            $8.55             12,698             $108            $8.55              26,429            $226
10/2/00         10.00                 --               --            10.00                  --              --
------------------------------------------------------------------------------------------------------------------

GPP-109658                            A29

                      This page intentionally left blank.

--------------------------------------------------------------------------------
                                   APPENDIX B
--------------------------------------------------------------------------------

                        MARKET VALUE ADJUSTMENT EXAMPLES

EXAMPLE #1: FULL SURRENDER -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT
     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7-year guaranteed interest period ("J") is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

     1. The contract value of the Fixed Interest Allocation on the date of surrender is
                                              3
                    $124,230 ($100,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Market Value Adjustment =
                                            2,555/365
               $124,230 x  [( 1.07/1.0850 )           -1]= $11,535

     Therefore, the amount paid to you on full surrender ignoring any surrender charge is $112,695 ($124,230 - $11,535).

EXAMPLE #2: FULL SURRENDER -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT
     Assume $100,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a full surrender is requested 3 years into the guaranteed interest period; that the then Index Rate for a 7-year guaranteed interest period ("J") is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

CALCULATE THE MARKET VALUE ADJUSTMENT

     1. The contract value of the Fixed Interest Allocation on the date of surrender is
                                              3
                    $124,230 ($100,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Market Value Adjustment =
                                            2,555/365
               $124,230 x  [( 1.07/1.0650 )           -1]= $4,141

     Therefore, the amount paid to you on full surrender ignoring any surrender charge is $128,371 ($124,230 + $4,141 ).

EXAMPLE #3: WITHDRAWAL -- EXAMPLE OF A NEGATIVE MARKET VALUE ADJUSTMENT
     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate ("I") of 7%; that a withdrawal of $112,695 is requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7-year guaranteed interest period is 8%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

GPP-109658                            B1

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

     1.   The contract value of the Fixed Interest Allocation on the date of
          withdrawal is                   3
               $248,459 ( $200,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Amount that must be withdrawn =
                                          2,555/365
               [ $112,695 / (1.07/1.0850)          ] = $124,230

     Then calculate the Market Value Adjustment on that amount.

     4.   Market Value Adjustment =
                                         2,555/365
               $124,230 x [(1.07/1.0850)            -1 ] = $11,535

     Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $112,695 as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $112,695, and also reduced by the Market Value Adjustment of $11,535, for a total reduction in the Fixed Interest Allocation of $124,230.

EXAMPLE #4:  WITHDRAWAL -- EXAMPLE OF A POSITIVE MARKET VALUE ADJUSTMENT
     Assume $200,000 was allocated to a Fixed Interest Allocation with a guaranteed interest period of 10 years, a guaranteed interest rate of 7.5%, an initial Index Rate of 7%; that a withdrawal of $128,371 requested 3 years into the guaranteed interest period; that the then Index Rate ("J") for a 7-year guaranteed interest period is 6%; and that no prior transfers or withdrawals affecting this Fixed Interest Allocation have been made.

     First calculate the amount that must be withdrawn from the Fixed Interest Allocation to provide the amount requested.

     1.   The contract value of the Fixed Interest Allocation on the date of
          withdrawal is                   3
               $248,459 ( $200,000 x 1.075  )

     2.   N = 2,555 ( 365 x 7 )

     3.   Amount that must be withdrawn =
                                          2,555/365
               [ $128,371 / (1.07/1.0650)           ] = $124,230

     Then calculate the Market Value Adjustment on that amount.

     4.   Market Value Adjustment =
                                         2,555/365
               $124,230 x [(1.07/1.0650)           -1 ] = $4,141

     Therefore, the amount of the withdrawal paid to you ignoring any surrender charge is $128,371, as requested. The Fixed Interest Allocation will be reduced by the amount of the withdrawal, $128,371, but increased by the Market Value Adjustment of $4,141, for a total reduction in the Fixed Interest Allocation of $124,230.

GPP-109658                            B2

--------------------------------------------------------------------------------
                                   APPENDIX C
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fifth contract year of 15% of the contract value of $35,000.

In this example, $3,500 ($35,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $5,250 ($35,000 x .15). Therefore, $1,750 ($5,250 -
$3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 7% surrender charge of $122.50 ($1,750 x .07). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

GPP-109658                            C1

                      This page intentionally left blank.

--------------------------------------------------------------------------------
                                   APPENDIX D
--------------------------------------------------------------------------------

          WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT EXAMPLES

EXAMPLE #1: THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000 (including credits), AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

          MGDB after Pro rata Withdrawal = $90,000 ($120,000 - $30,000)

          AV after Pro rata Withdrawal = $60,000 ($80,000 - $20,000)

EXAMPLE #2:  THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000 (including credits), AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

          MGDB after Pro rata Withdrawal = $105,000 ($120,000 - $15,000)

          AV after Pro rata Withdrawal = $140,000 ($160,000 - $20,000)

GPP-109658                            D1

EXAMPLE #3:  THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

     Assume a premium payment of $100,000 (including credits), AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

          The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

          MGDB after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

          AV after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

GPP-109658                            D2

--------------------------------------------------------------------------------
                                   APPENDIX E
--------------------------------------------------------------------------------

             DEATH BENEFITS FOR PRE-2000 OR YR-2000 CONTRACT OWNERS

Your death benefits and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you chose. There are three categories of contract owners covered by the Prospectus. For ease of reference, they are called Pre-2000, Yr-2000 and Yr-2001.

Pre-2000: a) All contracts purchased prior to February 1, 2000; and b) Contracts purchased on or after February 1, 2000 which offer only three death benefit options (as approved in the state of issue at the time of purchase).

Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options (as approved in the state of issue at the time of purchase) including the Annual Ratchet Enhanced Death Benefit to age 80.

Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options (as approved in the state of issue at the time of purchase) including the Annual Ratchet Enhanced Death Benefit to age 90.

The purpose of this Appendix E is to describe the death benefits and the mortality and expense risk charges applicable to contract owners in Pre-2000 and Yr-2000. Other than where noted, the benefits described in this Appendix apply to both Pre-2000 and Yr-2000. The death benefits and mortality and expense risk charges for contract owners in Yr-2001 are described in the Prospectus. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

DEATH BENEFIT
Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     IF YOU ARE IN PRE-2000:

          1) the contract value minus any credits added within 1 year prior to death;

          2) the total premium payments made under the Contract after subtracting any withdrawals; or

          3)   the cash surrender value.

     IF YOU ARE IN YR-2000:

          1) the contract value minus any credits added within 1 year prior to death;

          2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal;

          3)   the cash surrender value; or

          4) the total premium payments plus credits made under the Contract reduced by a pro rata adjustment for any withdrawals, minus any credits added within 1 year prior to death.

GPP-109658                            E1

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

          1) the contract value minus any credits added within 1 year prior to death;
          2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawals*;

          3)   the cash surrender value; or

          4) the enhanced death benefit minus any credits added within 1 year of death, which we determine as follows:

               IF YOU ARE IN PRE-2000:

               We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium and the credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, then we subtract any withdrawals (including any market value adjustment applied to such withdrawal) since the preceding day, and then we subtract any associated surrender charges. The maximum enhanced death benefit is 2 times all premium payments and credits added, less an amount to reflect withdrawals.

               Note: The actual interest rate used for calculating the death benefit for the Liquid Asset and Limited Maturity Bond investment portfolios will be the lesser of the 7% annual effective rate or the net rate of return for such portfolios during the applicable period. The interest rate used for calculating the death benefit for your investment in the fixed account will be the lesser of the 7% annual effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit.

               IF YOU ARE IN YR-2000:

               We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium and the credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 7% per year of cumulative premiums and premium credits. Special withdrawals shall reduce the 7% Solution Enhanced Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro rata adjustment to the death benefit is made. The maximum enhanced death benefit is 3 times all premium payments and credits added, adjusted to reflect withdrawals. Each accumulated initial or additional premium payment and credit will continue to grow at the 7% annual effective rate until the maximum enhanced death is reached or the contract owner attains age 80, if earlier.

               Note for current Special Funds: Certain investment portfolios and the Fixed Account are designated as "Special Funds" for purposes of calculating the 7% Solution Enhanced Death Benefit. In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio. The actual interest rate used for calculating the 7% Solution Enhanced Death Benefit for Special Funds will be the lesser of (1) 7% and (2) the interest rate, positive or negative, providing a yield on the enhanced death benefit for Special Funds equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Thus selecting these investment portfolios and/or the Fixed Account may limit or reduce the enhanced death benefit.

GPP-109658                            E2

               * For contracts in Pre-2000, total premium payments made under the Contract after subtracting any withdrawals.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1) the contract value minus any credits added within 1 year prior to death;

     2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal*;

     3)   the cash surrender value; or

     4) the enhanced death benefit minus any credits added within 1 year prior to death, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount: On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium paid and credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, and then we adjust for any withdrawals on a pro-rata basis* (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. That amount becomes the new enhanced death benefit.

          * For contracts in Pre-2000, withdrawals are subtracted on a dollar for dollar, not pro-rata, basis.

Under the MAX 7 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. THE MAX 7 ENHANCED DEATH BENEFIT IS NOT AVAILABLE TO PRE-2000 CONTRACT OWNERS.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. ALL ENHANCED DEATH BENEFITS MAY NOT BE AVAILABLE IN EVERY STATE OR UNDER ALL CONTRACTS.

MORTALITY AND EXPENSE RISK CHARGE
The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge for Yr-2001 contract owners is shown in the Prospectus. The mortality and expense risk charge (depending on the death benefit you chose) and the asset-based administrative charge, on an annual basis, for Pre-2000 and Yr-2000 contract owners are as follows:

GPP-109658                            E3

---------
Pre-2000:
---------

     ---------------------------------------------------------------------------
                                         STANDARD      ENHANCED DEATH BENEFITS
                                      DEATH BENEFIT  ANNUAL RATCHET  7% SOLUTION
     ---------------------------------------------------------------------------
     Mortality & Expense Risk Charge       1.25%          1.40%          1.55%
     Asset-Based Administrative Charge     0.15%          0.15%          0.15%
                                           -----          -----          -----
          Total                            1.40%          1.55%          1.70%
     ---------------------------------------------------------------------------

The charge is deducted each business day at the rate of .003446% (Standard);
 .003863% (Annual Ratchet); or .004280% (7% Solution), respectively, for each day since the previous business day.

EXPENSE EXAMPLES FOR PRE-2000
The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns 5% annually. Each example assumes election of the 7% Solution Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $86,000). Examples 1 and 2 also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, except for the Liquid Asset and Limited Maturity Bond portfolios, where the assumed charge is 0.50% annually, and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing by 7% per year (or by 5%, the assumed net rate for Liquid Asset and Limited Maturity Bond portfolios). The annual charge of 0.75% results from the assumption of a 7% annual increase in the rider base, but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to an increasing charge of 0.125% per quarter over the same period. If the Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit is elected instead of the 7% Solution Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume applicable surrender charges.

GPP-109658                            E4

Example 1:
If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $113      $180      $239      $365
--------------------------------------------------------------------------------
Limited Maturity Bond                       $113      $180      $239      $365
--------------------------------------------------------------------------------
Core Bond                                   $120      $201      $274      $421
--------------------------------------------------------------------------------
Fully Managed                               $119      $199      $271      $415
--------------------------------------------------------------------------------
Total Return                                $119      $197      $268      $410
--------------------------------------------------------------------------------
Asset Allocation Growth                     $120      $201      $274      $421
--------------------------------------------------------------------------------
Equity Income                               $119      $199      $271      $415
--------------------------------------------------------------------------------
All Cap                                     $120      $201      $274      $421
--------------------------------------------------------------------------------
Growth and Income                           $121      $204      $279      $430
--------------------------------------------------------------------------------
Real Estate                                 $119      $199      $271      $415
--------------------------------------------------------------------------------
Value Equity                                $119      $199      $271      $415
--------------------------------------------------------------------------------
Investors                                   $120      $201      $274      $421
--------------------------------------------------------------------------------
International Equity                        $122      $208      $286      $443
--------------------------------------------------------------------------------
Rising Dividends                            $119      $199      $271      $415
--------------------------------------------------------------------------------
Managed Global                              $122      $208      $286      $443
--------------------------------------------------------------------------------
Large Cap Value                             $120      $201      $274      $421
--------------------------------------------------------------------------------
Hard Assets                                 $119      $199      $271      $415
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $120      $201      $274      $421
--------------------------------------------------------------------------------
Research                                    $119      $197      $268      $410
--------------------------------------------------------------------------------
Capital Growth                              $120      $201      $274      $420
--------------------------------------------------------------------------------
Capital Appreciation                        $119      $199      $271      $415
--------------------------------------------------------------------------------
Small Cap                                   $119      $199      $271      $415
--------------------------------------------------------------------------------
Mid-Cap Growth                              $119      $197      $268      $410
--------------------------------------------------------------------------------
Strategic Equity                            $119      $199      $271      $415
--------------------------------------------------------------------------------
Special Situations                          $121      $204      $279      $430
--------------------------------------------------------------------------------
Growth                                      $120      $201      $274      $420
--------------------------------------------------------------------------------
Developing World                            $128      $223      $310      $485
--------------------------------------------------------------------------------
Internet Tollkeeper                         $129      $226      $314      $493
--------------------------------------------------------------------------------

THE GALAXY VIP FUND
--------------------------------------------------------------------------------
High Quality Bond                           $118      $197      $267      $407
--------------------------------------------------------------------------------
Asset Allocation                            $120      $201      $274      $421
--------------------------------------------------------------------------------
Growth and Income                           $124      $212      $292      $453
--------------------------------------------------------------------------------
Small Company Growth                        $126      $219      $302      $472
--------------------------------------------------------------------------------
Equity                                      $120      $200      $273      $418
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $117      $193      $261      $397
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $116      $190      $256      $388
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $123      $210      $289      $447

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $122      $208      $285      $440
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $120      $202      $276      $423
--------------------------------------------------------------------------------
SP Jennison International Growth            $126      $220      $304      $475
--------------------------------------------------------------------------------

GPP-109658                            E5

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $121      $204      $278      $429
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $121      $204      $278      $429
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $121      $204      $278      $429

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $128      $224      $312      $488
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $128      $224      $312      $488
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $127      $223      $309      $484
--------------------------------------------------------------------------------

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $ 33      $100      $169      $355
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 33      $100      $169      $355
--------------------------------------------------------------------------------
Core Bond                                   $ 40      $121      $204      $421
--------------------------------------------------------------------------------
Fully Managed                               $ 39      $119      $201      $415
--------------------------------------------------------------------------------
Total Return                                $ 39      $117      $198      $410
--------------------------------------------------------------------------------
Asset Allocation Growth                     $ 40      $121      $204      $421
--------------------------------------------------------------------------------
Equity Income                               $ 39      $119      $201      $415
--------------------------------------------------------------------------------
All Cap                                     $ 40      $121      $204      $421
--------------------------------------------------------------------------------
Growth and Income                           $ 41      $124      $209      $430
--------------------------------------------------------------------------------
Real Estate                                 $ 39      $119      $201      $415
--------------------------------------------------------------------------------
Value Equity                                $ 39      $119      $201      $415
--------------------------------------------------------------------------------
Investors                                   $ 40      $121      $204      $421
--------------------------------------------------------------------------------
International Equity                        $ 42      $128      $216      $443
--------------------------------------------------------------------------------
Rising Dividends                            $ 39      $119      $201      $415
--------------------------------------------------------------------------------
Managed Global                              $ 42      $128      $216      $443
--------------------------------------------------------------------------------
Large Cap Value                             $ 40      $121      $204      $421
--------------------------------------------------------------------------------
Hard Assets                                 $ 39      $119      $201      $415
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 40      $121      $204      $421
--------------------------------------------------------------------------------
Research                                    $ 39      $117      $198      $410
--------------------------------------------------------------------------------
Capital Growth                              $ 40      $121      $204      $420
--------------------------------------------------------------------------------
Capital Appreciation                        $ 39      $119      $201      $415
--------------------------------------------------------------------------------
Small Cap                                   $ 39      $119      $201      $415
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 39      $117      $198      $410
--------------------------------------------------------------------------------
Strategic Equity                            $ 39      $119      $201      $415
--------------------------------------------------------------------------------
Special Situations                          $ 41      $124      $209      $430
--------------------------------------------------------------------------------
Growth                                      $ 40      $121      $204      $420
--------------------------------------------------------------------------------
Developing World                            $ 48      $143      $240      $485
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 49      $146      $244      $493
--------------------------------------------------------------------------------

THE GALAXY VIP FUND
--------------------------------------------------------------------------------
High Quality Bond                           $ 38      $117      $197      $407
--------------------------------------------------------------------------------
Asset Allocation                            $ 40      $121      $204      $421
--------------------------------------------------------------------------------
Growth and Income                           $ 44      $132      $222      $453
--------------------------------------------------------------------------------
Small Company Growth                        $ 46      $139      $232      $472
--------------------------------------------------------------------------------
Equity                                      $ 40      $120      $203      $418
--------------------------------------------------------------------------------

GPP-109658                            E6

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $ 37      $113      $191      $397
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 36      $110      $186      $388
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $ 43      $129      $218      $445

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $ 42      $128      $215      $440
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $ 40      $122      $206      $423
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 46      $140      $234      $475
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $ 41      $124      $208      $429
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $ 41      $124      $208      $429
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $ 41      $124      $208      $429

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 48      $144      $242      $488
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 48      $144      $242      $488
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 47      $143      $239      $484
--------------------------------------------------------------------------------

GPP-109658                            E7

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $104      $155      $198      $274
--------------------------------------------------------------------------------
Limited Maturity Bond                       $104      $155      $198      $274
--------------------------------------------------------------------------------
Core Bond                                   $109      $169      $222      $321
--------------------------------------------------------------------------------
Fully Managed                               $108      $167      $219      $315
--------------------------------------------------------------------------------
Total Return                                $108      $165      $216      $309
--------------------------------------------------------------------------------
Asset Allocation Growth                     $109      $169      $222      $321
--------------------------------------------------------------------------------
Equity Income                               $108      $167      $219      $315
--------------------------------------------------------------------------------
All Cap                                     $109      $169      $222      $321
--------------------------------------------------------------------------------
Growth and Income                           $110      $172      $227      $331
--------------------------------------------------------------------------------
Real Estate                                 $108      $167      $219      $315
--------------------------------------------------------------------------------
Value Equity                                $108      $167      $219      $315
--------------------------------------------------------------------------------
Investors                                   $109      $169      $222      $321
--------------------------------------------------------------------------------
International Equity                        $112      $177      $234      $346
--------------------------------------------------------------------------------
Rising Dividends                            $108      $167      $219      $315
--------------------------------------------------------------------------------
Managed Global                              $112      $177      $234      $346
--------------------------------------------------------------------------------
Large Cap Value                             $109      $169      $222      $321
--------------------------------------------------------------------------------
Hard Assets                                 $108      $167      $219      $315
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $109      $169      $222      $321
--------------------------------------------------------------------------------
Research                                    $108      $165      $216      $309
--------------------------------------------------------------------------------
Capital Growth                              $109      $169      $221      $320
--------------------------------------------------------------------------------
Capital Appreciation                        $108      $167      $219      $315
--------------------------------------------------------------------------------
Small Cap                                   $108      $167      $219      $315
--------------------------------------------------------------------------------
Mid-Cap Growth                              $108      $165      $216      $309
--------------------------------------------------------------------------------
Strategic Equity                            $108      $167      $219      $315
--------------------------------------------------------------------------------
Special Situations                          $110      $172      $227      $331
--------------------------------------------------------------------------------
Growth                                      $109      $169      $221      $320
--------------------------------------------------------------------------------
Developing World                            $117      $192      $259      $393
--------------------------------------------------------------------------------
Internet Tollkeeper                         $118      $195      $264      $403
--------------------------------------------------------------------------------

THE GALAXY VIP FUND
--------------------------------------------------------------------------------
High Quality Bond                           $107      $164      $214      $306
--------------------------------------------------------------------------------
Asset Allocation                            $109      $169      $222      $321
--------------------------------------------------------------------------------
Growth and Income                           $113      $180      $241      $358
--------------------------------------------------------------------------------
Small Company Growth                        $115      $187      $252      $379
--------------------------------------------------------------------------------
Equity                                      $109      $168      $220      $318
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $106      $161      $208      $295
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $105      $158      $203      $285
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUSTRUST
International Equity                        $112      $178      $237      $351

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $111      $176      $233      $343
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $109      $170      $223      $324
--------------------------------------------------------------------------------
SP Jennison International Growth            $116      $188      $254      $382
--------------------------------------------------------------------------------

GPP-109658                            E8

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $110      $172      $226      $330
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $110      $172      $226      $330
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $110      $172      $226      $330

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $128      $193      $261      $397
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $128      $193      $261      $397
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $128      $192      $259      $393
--------------------------------------------------------------------------------

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $ 24      $ 75      $128      $274
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 24      $ 75      $128      $274
--------------------------------------------------------------------------------
Core Bond                                   $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
Fully Managed                               $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
Total Return                                $ 28      $ 85      $146      $309
--------------------------------------------------------------------------------
Asset Allocation Growth                     $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
Equity Income                               $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
All Cap                                     $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
Growth and Income                           $ 30      $ 92      $157      $331
--------------------------------------------------------------------------------
Real Estate                                 $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
Value Equity                                $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
Investors                                   $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
International Equity                        $ 32      $ 97      $164      $346
--------------------------------------------------------------------------------
Rising Dividends                            $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
Managed Global                              $ 32      $ 97      $164      $346
--------------------------------------------------------------------------------
Large Cap Value                             $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
Hard Assets                                 $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
Research                                    $ 28      $ 85      $146      $309
--------------------------------------------------------------------------------
Capital Growth                              $ 29      $ 89      $151      $320
--------------------------------------------------------------------------------
Capital Appreciation                        $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
Small Cap                                   $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 28      $ 85      $146      $309
--------------------------------------------------------------------------------
Strategic Equity                            $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
Special Situations                          $ 30      $ 92      $157      $330
--------------------------------------------------------------------------------
Growth                                      $ 29      $ 89      $151      $320
--------------------------------------------------------------------------------
Developing World                            $ 37      $112      $189      $393
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 38      $115      $194      $403
--------------------------------------------------------------------------------

THE GALAXY VIP FUND
--------------------------------------------------------------------------------
High Quality Bond                           $ 27      $ 84      $144      $306
--------------------------------------------------------------------------------
Asset Allocation                            $ 29      $ 89      $152      $321
--------------------------------------------------------------------------------
Growth and Income                           $ 33      $100      $171      $358
--------------------------------------------------------------------------------
Small Company Growth                        $ 35      $107      $182      $379
--------------------------------------------------------------------------------
Equity                                      $ 29      $ 88      $150      $318
--------------------------------------------------------------------------------

GPP-109658                            E9

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $ 26      $ 81      $138      $295
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 25      $ 78      $133      $285
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $ 32      $ 98      $167      $351

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $ 31      $ 96      $163      $343
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $ 29      $ 90      $153      $324
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 36      $108      $184      $382
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $ 30      $ 92      $156      $330
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $ 30      $ 92      $156      $330
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $ 30      $ 92      $156      $330

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 37      $113      $191      $397
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 37      $113      $191      $397
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 37      $112      $189      $393
--------------------------------------------------------------------------------

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

GPP-109658                            E10

--------
Yr-2000:
--------

     -----------------------------------------------------------------------------------------
                                          STANDARD               ENHANCED DEATH BENEFITS
                                        DEATH BENEFIT  ANNUAL RATCHET  7% SOLUTION       MAX 7
     -----------------------------------------------------------------------------------------
     Mortality & Expense Risk Charge        1.30%          1.45%          1.65%          1.75%
     Asset-Based Administrative Charge      0.15%          0.15%          0.15%          0.15%
                                            -----          -----          -----          -----
          Total                             1.45%          1.60%          1.80%          1.90%
     -----------------------------------------------------------------------------------------

The charge is deducted each business day at the rate of .003585% (Standard);
 .004002% (Annual Ratchet); 004558% (7% Solution); or .004837% (Max 7),
respectively, for each day since the previous business day.

EXPENSE EXAMPLES FOR YR-2000
The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns 5% annually. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $86,000). Examples 1 and 2 also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, except for the Liquid Asset and Limited Maturity Bond portfolios, where the charge is 0.50% annually, and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing by 7% per year (or by 5%, the assumed net rate for Liquid Asset and Limited MaturityBond portfolios). The annual charge of 0.75% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to an increasing charge of 0.125% per quarter over the same period. If the Standard Death Benefit, the Annual Ratchet Enhanced Benefit or the 7% Solution Enhanced Death Benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 cotnract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume applicable surrender charges.

GPP-109658                            E11

Example 1:
If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $117      $193      $261      $397
--------------------------------------------------------------------------------
Limited Maturity Bond                       $117      $193      $261      $397
--------------------------------------------------------------------------------
Core Bond                                   $122      $207      $284      $438
--------------------------------------------------------------------------------
Fully Managed                               $121      $205      $281      $433
--------------------------------------------------------------------------------
Total Return                                $121      $203      $278      $428
--------------------------------------------------------------------------------
Asset Allocation Growth                     $122      $207      $284      $438
--------------------------------------------------------------------------------
Equity Income                               $121      $205      $281      $433
--------------------------------------------------------------------------------
All Cap                                     $122      $207      $284      $438
--------------------------------------------------------------------------------
Growth and Income                           $123      $210      $289      $447
--------------------------------------------------------------------------------
Real Estate                                 $121      $205      $281      $433
--------------------------------------------------------------------------------
Value Equity                                $121      $205      $281      $433
--------------------------------------------------------------------------------
Investors                                   $122      $207      $284      $438
--------------------------------------------------------------------------------
International Equity                        $124      $214      $296      $460
--------------------------------------------------------------------------------
Rising Dividends                            $121      $205      $281      $433
--------------------------------------------------------------------------------
Managed Global                              $124      $214      $296      $460
--------------------------------------------------------------------------------
Large Cap Value                             $122      $207      $284      $438
--------------------------------------------------------------------------------
Hard Assets                                 $121      $205      $281      $433
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $122      $207      $284      $438
--------------------------------------------------------------------------------
Research                                    $121      $203      $278      $428
--------------------------------------------------------------------------------
Capital Growth                              $122      $207      $283      $437
--------------------------------------------------------------------------------
Capital Appreciation                        $121      $205      $281      $433
--------------------------------------------------------------------------------
Small Cap                                   $121      $205      $281      $433
--------------------------------------------------------------------------------
Mid-Cap Growth                              $121      $203      $278      $428
--------------------------------------------------------------------------------
Strategic Equity                            $121      $205      $281      $433
--------------------------------------------------------------------------------
Special Situations                          $123      $210      $289      $447
--------------------------------------------------------------------------------
Growth                                      $122      $207      $283      $437
--------------------------------------------------------------------------------
Developing World                            $130      $229      $319      $501
--------------------------------------------------------------------------------
Internet Tollkeeper                         $131      $232      $324      $509
--------------------------------------------------------------------------------

THE GALAXY VIP FUND
High Quality Bond                           $120      $203      $277      $425
--------------------------------------------------------------------------------
Asset Allocation                            $122      $207      $284      $438
--------------------------------------------------------------------------------
Growth and Income                           $126      $218      $301      $470
--------------------------------------------------------------------------------
Small Company Growth                        $128      $224      $312      $488
--------------------------------------------------------------------------------
Equity                                      $122      $206      $282      $436
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $119      $199      $271      $415
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $118      $196      $266      $406
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $125      $216      $298      $464

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $124      $214      $294      $457
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $122      $208      $285      $441
--------------------------------------------------------------------------------
SP Jennison International Growth            $128      $226      $313      $491
--------------------------------------------------------------------------------

GPP-109658                            E12

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $123      $210      $288      $446
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $123      $210      $288      $446
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $123      $210      $288      $446

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $130      $230      $321      $504
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $130      $230      $321      $504
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $129      $229      $319      $500
--------------------------------------------------------------------------------

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $ 37      $113      $191      $397
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 37      $113      $191      $397
--------------------------------------------------------------------------------
Core Bond                                   $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Fully Managed                               $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Total Return                                $ 41      $123      $208      $428
--------------------------------------------------------------------------------
Asset Allocation Growth                     $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Equity Income                               $ 41      $125      $211      $433
--------------------------------------------------------------------------------
All Cap                                     $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Growth and Income                           $ 43      $130      $219      $447
--------------------------------------------------------------------------------
Real Estate                                 $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Value Equity                                $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Investors                                   $ 42      $127      $214      $438
--------------------------------------------------------------------------------
International Equity                        $ 45      $134      $226      $460
--------------------------------------------------------------------------------
Rising Dividends                            $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Managed Global                              $ 45      $134      $226      $460
--------------------------------------------------------------------------------
Large Cap Value                             $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Hard Assets                                 $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Research                                    $ 41      $123      $208      $428
--------------------------------------------------------------------------------
Capital Growth                              $ 42      $127      $213      $437
--------------------------------------------------------------------------------
Capital Appreciation                        $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Small Cap                                   $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 41      $123      $208      $428
--------------------------------------------------------------------------------
Strategic Equity                            $ 41      $125      $211      $433
--------------------------------------------------------------------------------
Special Situations                          $ 43      $130      $219      $447
--------------------------------------------------------------------------------
Growth                                      $ 42      $127      $213      $437
--------------------------------------------------------------------------------
Developing World                            $ 50      $149      $249      $501
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 51      $152      $254      $509
--------------------------------------------------------------------------------

GPP-109658                            E13

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GALAXY VIP FUND
--------------------------------------------------------------------------------
High Quality Bond                           $ 40      $123      $207      $425
--------------------------------------------------------------------------------
Asset Allocation                            $ 42      $127      $214      $438
--------------------------------------------------------------------------------
Growth and Income                           $ 46      $138      $231      $470
--------------------------------------------------------------------------------
Small Company Growth                        $ 48      $144      $242      $488
--------------------------------------------------------------------------------
Equity                                      $ 42      $126      $212      $436
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $ 39      $119      $201      $415
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 38      $116      $196      $406
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $ 45      $136      $228      $464

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $ 44      $134      $224      $457
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $ 42      $128      $215      $441
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 48      $146      $244      $491
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $ 43      $130      $219      $446
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $ 43      $130      $219      $446
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $ 43      $130      $219      $446

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 50      $151      $251      $504
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 50      $151      $251      $504
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 50      $149      $249      $500
--------------------------------------------------------------------------------

GPP-109658                            E14

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $106      $161      $208      $295
--------------------------------------------------------------------------------
Limited Maturity Bond                       $106      $161      $208      $295
--------------------------------------------------------------------------------
Core Bond                                   $111      $175      $232      $341
--------------------------------------------------------------------------------
Fully Managed                               $110      $173      $229      $335
--------------------------------------------------------------------------------
Total Return                                $110      $172      $226      $329
--------------------------------------------------------------------------------
Asset Allocation Growth                     $111      $175      $232      $341
--------------------------------------------------------------------------------
Equity Income                               $110      $173      $229      $335
--------------------------------------------------------------------------------
All Cap                                     $111      $175      $232      $341
--------------------------------------------------------------------------------
Growth and Income                           $112      $178      $237      $351
--------------------------------------------------------------------------------
Real Estate                                 $110      $173      $229      $335
--------------------------------------------------------------------------------
Value Equity                                $110      $173      $229      $335
--------------------------------------------------------------------------------
Investors                                   $111      $175      $232      $341
--------------------------------------------------------------------------------
International Equity                        $114      $183      $245      $365
--------------------------------------------------------------------------------
Rising Dividends                            $110      $173      $229      $335
--------------------------------------------------------------------------------
Managed Global                              $114      $183      $245      $365
--------------------------------------------------------------------------------
Large Cap Value                             $111      $175      $232      $341
--------------------------------------------------------------------------------
Hard Assets                                 $110      $173      $229      $335
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $111      $175      $232      $341
--------------------------------------------------------------------------------
Research                                    $110      $172      $226      $329
--------------------------------------------------------------------------------
Capital Growth                              $111      $175      $231      $340
--------------------------------------------------------------------------------
Capital Appreciation                        $110      $173      $229      $335
--------------------------------------------------------------------------------
Small Cap                                   $110      $173      $229      $335
--------------------------------------------------------------------------------
Mid-Cap Growth                              $110      $172      $226      $329
--------------------------------------------------------------------------------
Strategic Equity                            $110      $173      $229      $335
--------------------------------------------------------------------------------
Special Situations                          $112      $178      $237      $351
--------------------------------------------------------------------------------
Growth                                      $111      $175      $231      $340
--------------------------------------------------------------------------------
Developing World                            $119      $198      $269      $412
--------------------------------------------------------------------------------
Internet Tollkeeper                         $120      $201      $274      $421
--------------------------------------------------------------------------------

THE GALAXY VIP FUND
--------------------------------------------------------------------------------
High Quality Bond                           $110      $171      $224      $326
--------------------------------------------------------------------------------
Asset Allocation                            $111      $175      $232      $341
--------------------------------------------------------------------------------
Growth and Income                           $115      $187      $251      $377
--------------------------------------------------------------------------------
Small Company Growth                        $117      $193      $261      $397
--------------------------------------------------------------------------------
Equity                                      $111      $174      $230      $338
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $108      $167      $219      $315
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $107      $164      $214      $305
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $114      $184      $247      $370

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $113      $182      $243      $362
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $111      $176      $233      $344
--------------------------------------------------------------------------------
SP Jennison International Growth            $118      $194      $263      $401
--------------------------------------------------------------------------------

GPP-109658                            E15

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $112      $178      $237      $350
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $112      $178      $237      $350
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $112      $178      $237      $350

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $119      $199      $271      $415
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $119      $199      $271      $415
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $119      $198      $269      $411
--------------------------------------------------------------------------------

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE GCG TRUST
Liquid Asset                                $ 26      $ 81      $138      $295
--------------------------------------------------------------------------------
Limited Maturity Bond                       $ 26      $ 81      $138      $295
--------------------------------------------------------------------------------
Core Bond                                   $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Fully Managed                               $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Total Return                                $ 30      $ 92      $156      $329
--------------------------------------------------------------------------------
Asset Allocation Growth                     $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Equity Income                               $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
All Cap                                     $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Growth and Income                           $ 32      $ 98      $167      $351
--------------------------------------------------------------------------------
Real Estate                                 $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Value Equity                                $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Investors                                   $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
International Equity                        $ 34      $103      $175      $365
--------------------------------------------------------------------------------
Rising Dividends                            $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Managed Global                              $ 34      $103      $175      $365
--------------------------------------------------------------------------------
Large Cap Value                             $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Hard Assets                                 $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Diversified Mid-Cap                         $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Research                                    $ 30      $ 92      $156      $329
--------------------------------------------------------------------------------
Capital Growth                              $ 31      $ 95      $161      $340
--------------------------------------------------------------------------------
Capital Appreciation                        $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Small Cap                                   $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Mid-Cap Growth                              $ 30      $ 92      $156      $329
--------------------------------------------------------------------------------
Strategic Equity                            $ 30      $ 93      $159      $335
--------------------------------------------------------------------------------
Special Situations                          $ 32      $ 98      $167      $351
--------------------------------------------------------------------------------
Growth                                      $ 31      $ 95      $161      $340
--------------------------------------------------------------------------------
Developing World                            $ 39      $118      $199      $412
--------------------------------------------------------------------------------
Internet Tollkeeper                         $ 40      $121      $204      $421
--------------------------------------------------------------------------------

THE GALAXY VIP FUND
--------------------------------------------------------------------------------
High Quality Bond                           $ 30      $ 91      $154      $326
--------------------------------------------------------------------------------
Asset Allocation                            $ 31      $ 95      $162      $341
--------------------------------------------------------------------------------
Growth and Income                           $ 35      $107      $181      $377
--------------------------------------------------------------------------------
Small Company Growth                        $ 37      $113      $191      $397
--------------------------------------------------------------------------------
Equity                                      $ 31      $ 94      $160      $338
--------------------------------------------------------------------------------

GPP-109658                            E16

--------------------------------------------------------------------------------
                                           1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
PIMCO High Yield Bond                       $ 28      $ 87      $149      $315
--------------------------------------------------------------------------------
PIMCO StocksPLUS Growth and Income          $ 27      $ 84      $144      $305
--------------------------------------------------------------------------------

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                        $ 34      $104      $177      $370

PILGRIM VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------
Pilgrim Global Brand Names                  $ 33      $102      $173      $362
--------------------------------------------------------------------------------

THE PRUDENTIAL SERIES FUND
Prudential Jennison                         $ 31      $ 96      $163      $344
--------------------------------------------------------------------------------
SP Jennison International Growth            $ 38      $114      $193      $401
--------------------------------------------------------------------------------

PILGRIM VARIABLE PRODUCTS TRUST
Pilgrim VP MagnaCap                         $ 32      $ 98      $167      $350
--------------------------------------------------------------------------------
Pilgrim VP SmallCap Opportunities           $ 32      $ 98      $167      $350
--------------------------------------------------------------------------------
Pilgrim VP Growth Opportunities             $ 32      $ 98      $167      $350
--------------------------------------------------------------------------------

PROFUNDS
--------------------------------------------------------------------------------
ProFund VP Bull                             $ 39      $119      $201      $415
--------------------------------------------------------------------------------
ProFund VP Small-Cap                        $ 39      $119      $201      $415
--------------------------------------------------------------------------------
ProFund VP Europe 30                        $ 39      $118      $199      $411
--------------------------------------------------------------------------------

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

DEATH BENEFIT FOR EXCLUDED FUNDS
We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

GPP-109658                            E17

                      This page intentionally left blank.

--------------------------------------------------------------------------------
                                   APPENDIX F
--------------------------------------------------------------------------------


       OPTIONAL RIDER BENEFITS FOR PRE- 2000 AND YEAR 2000 CONTRACT OWNERS


The following is a description of the optional rider benefits for Pre-2000 and Yr-2000 contract owners who elected an optional rider benefit.

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. IF YOU NEVER INVEST IN EXCLUDED FUNDS, YOUR RIDER BENEFITS WILL BE UNAFFECTED. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.


OPTIONAL RIDER BENEFITS
For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, any guarantee of an optional rider benefit does not apply to those amounts. The optional rider benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

For each rider benefit component contained in your rider, a corresponding component will be created for allocations to Excluded Funds. Transfers from Excluded Funds to Non-Excluded funds will reduce all rider benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed rider benefit, the resulting increase in the Non-Excluded Funds rider benefit component will equal the lesser of the reduction in the rider benefit component for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed benefit will equal the reduction in the maximum guaranteed benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds rider benefit component on a pro rata basis. The resulting increase in the rider benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds benefit.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

OPTIONAL RIDER BENEFIT

A. MINIMUM GUARANTEED ACCUMULATION BENEFIT ("MGAB"). We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period

GPP-109658                            F1
               after your rider date, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option, except for the Special Funds which require special calculations, your MGAB Base is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Base Rate, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date. The MGAB Base Rate for allocations other than allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

               ONLY PREMIUMS AND CREDITS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

               If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums and credits added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

               For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period. THE MGAB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGAB benefit.

               If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period.

     2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

B. MINIMUM GUARANTEED INCOME BENEFIT ("MGIB"). On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the

GPP-109658                            F2
               amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial premium and credit, plus any additional premiums and credits added to your Contract during the 5-year period after your contract date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Premiums and credits paid less than 5 years prior to the earliest MGIB Benefit Date are excluded from the MGIB Base.

          (ii) If you purchased the MGIB rider after the contract date, except for the Special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date plus any eligible premiums and credits added to your Contract during the 5-year period after your rider date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Eligible additional premium payments and credits are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums and credits paid after the 5th rider anniversary are excluded from the MGIB Base.

          (iii) For any Special Fund, if the actual earnings and/or the interest credited to the contract value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund. THE MGIB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGIB benefit.

               Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB Base pro rata to the percentage of the contract value withdrawn.

               We offer a 7% MGIB Base Rate, except for the Special Funds. The Company may at its discretion discontinue offering this rate. The MGIB Base Rate is an annual effective rate.

               The MGIB Base is subject to the MGIB Base Maximum. The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums and credits, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date.

     2. Then we determine the MGIB annuity income by multiplying your MGIB Base (adjusted for any Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by $1,000.

          Two MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii) Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

GPP-109658                            F3

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

C. MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

          (i)  your contract value is greater than zero;

          (ii) your MGWB Withdrawal Account is greater than zero;

          (iii) your latest allowable annuity start date has not been reached;

          (iv) you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible Payment Amount pro rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

          (i)  your MGWB Withdrawal Account is greater than zero;

          (ii) your latest allowable annuity start date has not been reached;

          (iii) you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is

GPP-109658                            F4
exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

GPP-109658                            F5



                             ING VARIABLE ANNUITIES

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.
--------------------------------------------------------------------------------

GPP-109658   Galaxy Premium Plus                                      05/01/2001

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                            GOLDENSELECT PREMIUM PLUS

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                               SEPARATE ACCOUNT B

                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, Pennsylvania 19380-1478 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   May 1, 2001

                                TABLE OF CONTENTS

ITEM                                                                       PAGE

Introduction                                                                  1
Description of Golden American Life Insurance Company                         1
Safekeeping of Assets                                                         1
The Administrator                                                             1
Independent Auditors                                                          1
Distribution of Contracts                                                     1
Performance Information                                                       2
IRA Partial Withdrawal Option                                                10
Other Information                                                            10
Financial Statements of Separate Account B                                   10

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

              DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, Equitable of Iowa and ING Groep, N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with approximately $605 billion in assets as of December 31, 2000.

As of December 31, 2000, Golden American had approximately $617.1 million in stockholder's equity and approximately $11.9 billion in total assets, including approximately $9.8 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable insurance products. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who is licensed to do variable annuity business in the states of New York and Delaware.

                              SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Separate Account B.

                                THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. No charges were billed to Golden American by Equitable Life pursuant to the service agreement in 1997. Equitable Life billed Golden American $930,000 and $1,109,000 pursuant to the service agreement in 2000 and 1999, respectively.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Separate Account B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1998 and December 31, 1999. For the year ended December 31, 2000 only a single broker/dealer institution sold more than 10% of Golden American's variable insurance products. For the years ended 2000, 1999 and 1998 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of

New York, to Directed Services, Inc. aggregated $208,883,000, $181,536,000 and $117,470,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $21,296,000, $10,136,000 and $4,771,000 for the years ended 2000, 1999 and 1998, respectively.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts of Separate Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").

Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, four death benefit options are available. The following performance values reflect the election at issue of the 7% Solution Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS
Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield = [(Base Period Return) +1)**365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 2000 to December 31, 2000 were 4.27% and 4.36% respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

     Yield = 2 x [((a - b)/(c x d) + 1)**6 - 1]

Where:    [a]  equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b]  equals the expenses accrued for the period (net of
               reimbursements)
          [c]  equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d]  equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account B is earned from the increase in net asset value of shares of the investmenr portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

     P(1+T)**(n)=ERV

Where:    (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, the mortality and expense risk charges and maximum optional benefit rider charge. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the GCG Trust International Equity, GCG Trust Internet Tollkeeper, Pilgrim VP MagnaCap, Pilgrim VP SmallCap Opportunities, Pilgrim VP Growth Opportunities, Profund VP Bull, Profund VP Small-Cap subaccounts which had not commenced operations as of December 31, 2000, Average Annual Total Return for the Subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.75%, administrative charges of 0.15%, contract administration charge annualized at 0.05%, living benefit rider charge annualized at 0.75% for all portfolios except Liquid Asset and Limited Maturity Bond which are annualized at 0.50%, the earnings multiplier benefit rider charge annualized at 0.30%, and applicable surrender charge of 8.00% for the one year period and 7.00% for the five year period, for the year ending December 31, 2000 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Standardized with Rider Charges
-----------------------------------------------------------------------------------------

                                                                           FROM       INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION       DATE
THE GCG TRUST
Liquid Asset                           -4.83%       0.99%       1.78%       2.30%      1/25/89
Limited Maturity Bond                  -3.20%       1.14%       3.00%       3.50%      1/25/89
Core Bond                              -9.83%      -2.64%        n/a        0.40%      10/7/94
Fully Managed                          10.68%       9.13%       8.84%       6.83%      1/25/89
Total Return                            5.35%       9.06%        n/a       10.53%      10/7/94
Asset Allocation Growth                  n/a         n/a         n/a      -14.54%     10/02/00
Equity Income                           1.85%       5.07%       6.52%       6.10%      1/25/89
All Cap                                  n/a         n/a         n/a        6.54%       2/1/00
Growth and Income                        n/a         n/a         n/a       -8.88%     10/02/00
Real Estate                            19.51%       8.63%      11.99%       7.03%      1/25/89
Value Equity                           -2.20%       5.28%        n/a        9.72%       1/1/95
Investors                                n/a         n/a         n/a        3.23%       2/1/00
Rising Dividends                      -12.81%      11.28%        n/a       11.82%      10/4/93
Managed Global                        -24.94%      13.94%        n/a        7.31%     10/21/92
Large Cap Value                          n/a         n/a         n/a       -3.86%       2/1/00
Hard Assets                           -15.39%      -1.07%       3.60%       2.67%      1/25/89
Diversified Mid-Cap                      n/a         n/a         n/a       -9.54%     10/02/00
Research                              -15.14%      12.79%        n/a       15.08%      10/7/94
Capital Growth                        -27.44%        n/a         n/a        9.73%       4/1/96
Capital Appreciation                  -25.59%       9.12%        n/a        9.78%       5/4/92
Small Cap                             -28.51%        n/a         n/a       10.67%       1/2/96
Mid-Cap Growth                         -2.71%      24.12%        n/a       24.33%      10/7/94
Strategic Equity                      -22.84%      11.27%        n/a       10.76%      10/2/95
Special Situations                       n/a         n/a         n/a      -19.42%     10/02/00
Growth                                -32.17%        n/a         n/a       15.83%       4/1/96
Developing World                      -43.71%        n/a         n/a      -14.17%      2/18/98

THE PIMCO TRUST
High Yield Bond                       -11.59%*       n/a         n/a       -4.54%*      5/1/98
StocksPLUS Growth and Income          -19.99%*       n/a         n/a        1.88%*      5/1/98

PILGRIM VARIABLE INSURANCE TRUST
Pilgrim ING Global Brand Names           n/a         n/a         n/a      -21.32%*      5/1/00

THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison                      n/a         n/a         n/a      -30.32%       5/1/00
SP Jennison International Growth         n/a         n/a         n/a      -22.67%     10/02/00

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                  -36.01%        n/a         n/a        0.06%       4/1/96

* Total return calculation reflects certain waivers of portfolio fees and expenses.

The same Subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.75%, administrative charges of 0.15%, contract administration charge annualized at 0.05%, and applicable surrender charge, but without the rider charges, for the year ending December 31, 2000 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Standardized without Rider Charges
---------------------------------------------------------------------------------------------

                                                                           FROM       INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION       DATE
THE GCG TRUST
Liquid Asset                           -4.00%       1.85%       2.59%       3.12%      1/25/89
Limited Maturity Bond                  -2.35%       2.01%       3.83%       4.34%      1/25/89
Core Bond                              -9.00%      -1.68%        n/a        1.31%      10/7/94
Fully Managed                          11.62%      10.01%       9.67%       7.76%      1/25/89
Total Return                            6.25%       9.92%        n/a       11.37%      10/7/94
Asset Allocation Growth                  n/a         n/a         n/a      -14.34%     10/02/00
Equity Income                           2.75%       5.97%       7.38%       6.99%      1/25/89
All Cap                                  n/a         n/a         n/a        7.41%       2/1/00
Growth and Income                        n/a         n/a         n/a       -8.68%     10/02/00
Real Estate                            20.47%       9.49%      12.72%       7.96%      1/25/89
Value Equity                           -1.33%       6.15%        n/a       10.52%       1/1/95
Investors                                n/a         n/a         n/a        4.10%       2/1/00
Rising Dividends                      -12.01%      12.09%        n/a       12.63%      10/4/93
Managed Global                        -24.22%      14.78%        n/a        8.28%     10/21/92
Large Cap Value                          n/a         n/a         n/a       -3.04%       2/1/00
Hard Assets                           -14.58%      -0.17%       4.46%       3.62%      1/25/89
Diversified Mid-Cap                      n/a         n/a         n/a       -9.34%     10/02/00
Research                              -14.39%      13.60%        n/a       15.86%      10/7/94
Capital Growth                        -26.73%        n/a         n/a       10.52%       4/1/96
Capital Appreciation                  -24.87%       9.93%        n/a       10.59%       5/4/92
Small Cap                             -27.84%        n/a         n/a       11.49%       1/2/96
Mid-Cap Growth                         -1.92%      24.96%        n/a       25.13%      10/7/94
Strategic Equity                      -22.16%      12.10%        n/a       11.59%      10/2/95
Special Situations                       n/a         n/a         n/a      -19.22%     10/02/00
Growth                                -31.51%        n/a         n/a       16.64%       4/1/96
Developing World                      -43.10%        n/a         n/a      -13.21%      2/18/98

THE PIMCO TRUST
High Yield Bond                       -10.78%*       n/a         n/a       -3.61%*      5/1/98
StocksPLUS Growth and Income          -19.25%*       n/a         n/a        2.76%*      5/1/98

PILGRIM VARIABLE INSURANCE TRUST
Pilgrim ING Global Brand Names           n/a         n/a         n/a     -20.76%*       5/1/00

THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison                      n/a         n/a         n/a      -29.81%       5/1/00
SP Jennison International Growth         n/a         n/a         n/a      -22.48%     10/02/00

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                  -35.35%        n/a         n/a        0.96%       4/1/96

* Total return calculation reflects certain waivers of portfolio fees and expenses.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

     P(1+T)**(n)]=ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge for the Max 7 Enhanced Death Benefit, the administrative charges and the optional benefit rider charge but not the deduction of the maximum sales load and the annual contract fee.

All total return figures reflect the deduction of the mortality and expense risk charge for the Max 7 Enhanced Death Benefit, the administrative charges and the optional benefit rider charge but not the deduction of the maximum sales load and the annual contract fee.

Except for the GCG Trust International Equity, GCG Trust Internet Tollkeeper, Pilgrim VP MagnaCap, Pilgrim VP SmallCap Opportunities, Pilgrim VP Growth Opportunities, Profund VP Bull, Profund VP Small-Cap subaccounts which had not commenced operations as of December 31, 2000, Average Annual Total Return for the Subaccounts presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.75%, administrative charges of 0.15%, living benefit rider charge annualized at 0.75% for all portfolios except Liquid Asset and Limited Maturity Bond which are annualized at 0.50%, the earnings multiplier benefit rider charge annualized at 0.30%, for the year ending December 31, 2000 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Non-Standardized with Rider Charges
---------------------------------------------------------------------------------------------

                                                                           FROM       INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION       DATE
THE GCG TRUST
Liquid Asset                            3.22%       2.34%       1.82%       2.33%      1/25/89
Limited Maturity Bond                   4.85%       2.49%       3.04%       3.54%      1/25/89
Core Bond                              -1.78%      -1.08%        n/a        1.21%      10/7/94
Fully Managed                          18.73%      10.14%       8.87%       6.87%      1/25/89
Total Return                           13.40%      10.07%        n/a       11.03%      10/7/94
Asset Allocation Growth                  n/a         n/a         n/a       -6.54%     10/02/00
Equity Income                           9.89%       6.23%       6.55%       6.14%      1/25/89
All Cap                                  n/a         n/a         n/a       14.54%       2/1/00
Growth and Income                        n/a         n/a         n/a       -0.88%     10/02/00
Real Estate                            27.56%       9.66%      12.02%       7.07%      1/25/89
Value Equity                            5.85%       6.43%        n/a       10.38%       1/1/95
Investors                                n/a         n/a         n/a       11.23%       2/1/00
Rising Dividends                       -4.76%      12.21%        n/a       12.06%      10/4/93
Managed Global                        -16.89%      14.79%        n/a        7.43%     10/21/92
Large Cap Value                          n/a         n/a         n/a        4.14%       2/1/00
Hard Assets                            -7.34%       0.40%       3.64%       2.71%      1/25/89
Diversified Mid-Cap                      n/a         n/a         n/a       -1.54%     10/02/00
Research                               -7.10%      13.67%        n/a       15.49%      10/7/94
Capital Growth                        -19.40%        n/a         n/a       10.78%       4/1/96
Capital Appreciation                  -17.54%      10.13%        n/a        9.86%       5/4/92
Small Cap                             -20.46%        n/a         n/a       11.62%       1/2/96
Mid-Cap Growth                          5.33%      24.73%        n/a       24.61%      10/7/94
Strategic Equity                      -14.80%      12.20%        n/a       11.52%      10/2/95
Special Situations                       n/a         n/a         n/a      -11.42%     10/02/00
Growth                                -24.12%        n/a         n/a       16.69%       4/1/96
Developing World                      -35.66%        n/a         n/a      -10.57%      2/18/98

THE PIMCO TRUST
High Yield Bond                        -3.54%*       n/a         n/a       -1.35%*      5/1/98
StocksPLUS Growth and Income          -11.95%*       n/a         n/a        4.75%*      5/1/98

PILGRIM VARIABLE INSURANCE TRUST
Pilgrim ING Global Brand Names           n/a         n/a         n/a      -13.32%*      5/1/00

THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison                      n/a         n/a         n/a      -22.32%       5/1/00
SP Jennison International Growth         n/a         n/a         n/a      -14.67%     10/02/00

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                  -27.97%        n/a         n/a        1.52%       4/1/96

* Total return calculation reflects certain waivers of portfolio fees and expenses.

The same Subaccounts presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.75%, administrative charges of 0.15%, but without the rider charges, for the year ending December 31, 2000 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Non-Standardized without Rider Charges
------------------------------------------------------------------------------------------------

                                                                           FROM       INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION       DATE
THE GCG TRUST
Liquid Asset                            4.05%       3.17%       2.64%       3.16%      1/25/89
Limited Maturity Bond                   5.69%       3.31%       3.87%       4.37%      1/25/89
Core Bond                              -0.96%      -0.18%        n/a        2.08%      10/7/94
Fully Managed                          19.67%      10.99%       9.70%       7.79%      1/25/89
Total Return                           14.30%      10.90%        n/a       11.85%      10/7/94
Asset Allocation Growth                  n/a         n/a         n/a       -6.34%     10/02/00
Equity Income                          10.80%       7.09%       7.41%       7.02%      1/25/89
All Cap                                  n/a         n/a         n/a       15.41%       2/1/00
Growth and Income                        n/a         n/a         n/a       -0.68%     10/02/00
Real Estate                            28.52%      10.48%      12.75%       8.00%      1/25/89
Value Equity                            6.72%       7.27%        n/a       11.15%       1/1/95
Investors                                n/a         n/a         n/a       12.10%       2/1/00
Rising Dividends                       -3.96%      13.00%        n/a       12.86%      10/4/93
Managed Global                        -16.17%      15.61%        n/a        8.39%     10/21/92
Large Cap Value                          n/a         n/a         n/a        4.96%       2/1/00
Hard Assets                            -6.54%       1.24%       4.50%       3.65%      1/25/89
Diversified Mid-Cap                      n/a         n/a         n/a       -1.34%     10/02/00
Research                               -6.35%      14.46%        n/a       16.26%      10/7/94
Capital Growth                        -18.69%         n/a        n/a       11.55%       4/1/96
Capital Appreciation                  -16.83%      10.90%        n/a       10.67%       5/4/92
Small Cap                             -19.79%         n/a        n/a       12.41%       1/2/96
Mid-Cap Growth                          6.13%      25.56%        n/a       25.41%      10/7/94
Strategic Equity                      -14.11%      13.00%        n/a       12.34%      10/2/95
Special Situations                       n/a         n/a         n/a      -11.22%     10/02/00
Growth                                -23.47%        n/a         n/a       17.48%       4/1/96
Developing World                      -35.05%        n/a         n/a       -9.68%      2/18/98

THE PIMCO TRUST
High Yield Bond                        -2.74%*       n/a         n/a       -0.47%*      5/1/98
StocksPLUS Growth and Income          -11.20%*       n/a         n/a        5.60%*      5/1/98

PILGRIM VARIABLE INSURANCE TRUST
Pilgrim ING Global Brand Names           n/a         n/a         n/a      -12.76%*      5/1/00

THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison                      n/a         n/a         n/a      -21.81%       5/1/00
SP Jennison International Growth         n/a         n/a         n/a      -14.48%     10/02/00

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                  -27.30%        n/a         n/a        2.38%       4/1/96

* Total return calculation reflects certain waivers of portfolio fees and expenses.

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and
(iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Performance Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Max 7 Enhanced Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit Option and the Standard Death Benefit are lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV
     EXAMPLE 1.

     1. AUV, beginning of period                                          $10.00
     2. Value of securities, beginning of period                          $10.00
     3. Change in value of securities                                     $ 0.10
     4. Gross investment return (3) divided by (2)                          0.01
     5. Less daily mortality and expense charge                       0.00004837
     6. Less asset based administrative charge                        0.00000411
     7. Net investment return (4) minus (5) minus (6)                 0.00994752
     8. Net investment factor (1.000000) plus (7)                     1.00994752
     9. AUV, end of period (1) multiplied by (8)                    $10.09947520

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1. Initial Premium Payment                                         $  1,000
     2. AUV on effective date of purchase (see Example 1)               $  10.00
     3. Number of Units purchased (1) divided by (2)                         100
     4. AUV for valuation date following purchase
        (see Example 1)                                             $10.09947520
     5. Contract value in account for valuation date
        following purchase (3) multiplied by (4)                     $  1,009.95

                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
        Statement of Net Assets as of December 31, 2000 Statements of Operations for the year ended December 31, 2000 Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
     Notes to Financial Statements

FINANCIAL STATEMENTS
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Year ended December 31, 2000
with Report of Independent Auditors

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2000

                                    CONTENTS




Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Net Assets........................................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets...........................................12
Notes to Financial Statements.................................................20

                         Report of Independent Auditors

The Board of Directors and Participants
Golden American Life Insurance Company

We have audited the accompanying statement of net assets of Golden American Life Insurance Company Separate Account B (comprised of the Liquid Asset, Limited Maturity Bond, Large Cap, Hard Assets, All-Growth, All Cap, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging
Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Growth Opportunities, Asset Allocation Growth, Diversified Mid Cap, Investors, Growth and Income, Special Situation, ING Global Brand Names, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Prudential Jennison, SP Jennison International Growth, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney Money Market, International Equity, Asset Allocation, Equity, Growth & Income, High Quality Bond, and Small Company Growth Divisions) as of December 31, 2000 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 2000 and the results of its operations and changes in its net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.


                                            s/ Ernst & Young LLP


Atlanta, Georgia
February 19, 2001



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                                 STATEMENT OF NET ASSETS
                                                    DECEMBER 31, 2000
                                                  (Dollars in thousands)

                                                                                                            COMBINED
                                                                                                         ---------------
ASSETS
   Investments at net asset value:
    The GCG Trust:
      Liquid Asset Series, 679,666,317 shares (cost - $679,666)                                               $679,666
      Limited Maturity Bond Series, 19,084,290 shares (cost - $205,175)                                        200,958
      Large Cap Value Series, 9,314,285 shares (cost $99,244)                                                   98,545
      Hard Assets Series, 3,726,113 shares (cost - $41,149)                                                     41,509
      All Cap Series, 9,160,079 shares (cost - $106,227)                                                       104,883
      Real Estate Series, 6,594,529 shares (cost - $95,407)                                                    100,303
      Fully Managed Series, 20,797,318 shares (cost - $328,147)                                                345,651
      Equity Income Series, 25,003,760 shares (cost - $303,717)                                                291,793
      Capital Appreciation Series, 29,267,229 shares (cost - $543,364)                                         477,934
      Rising Dividends Series, 36,563,443 shares (cost - $800,261)                                             860,338
      Emerging Markets Series, 2,463,146 shares (cost - $21,164)                                                19,953
      Market Manager Series, 369,777 shares (cost - $4,962)                                                      6,619
      Value Equity Series, 10,880,300 shares (cost - $173,032)                                                 180,722
      Strategic Equity Series, 21,515,205 shares (cost - $449,691)                                             359,734
      Small Cap Series, 39,448,306 shares (cost - $683,620)                                                    422,097
      Managed Global Series, 19,318,619 shares (cost - $293,245)                                               228,347
      Mid-Cap Growth Series, 62,027,934 shares (cost - $1,613,463)                                           1,158,061
      Capital Growth Series, 31,353,137 shares (cost - $512,403)                                               463,399
      Research Series, 38,211,371 shares (cost - $828,919)                                                     800,528
      Total Return Series, 35,815,792 shares (cost - $581,380)                                                 608,868
      Growth Series, 74,569,267 shares (cost - $1,944,787)                                                   1,474,980
      Global Fixed Income Series, 4,171,868 shares (cost - $41,895)                                             40,000
      Developing World Series, 7,167,044 shares (cost - $56,718)                                                54,398
      Asset Allocation Growth Series, 499,555 shares (cost - $4,711)                                             4,696
      Diversified Mid Cap Series, 1,148,409 shares (cost - $11,228)                                             11,358
      Investors Series, 1,949,173 shares (cost - $21,793)                                                       21,558
      Growth & Income Series, 1,276,476 shares (cost - $12,801)                                                 12,726
      Special Situation Series, 661,201 shares (cost - $6,245)                                                   5,891
    ING Variable Insurance Trust:
      ING Global Brand Names Series, 630,468 shares (cost - $5,770)                                              5,554
    PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Portfolio, 19,550,686 shares (cost - $174,443)                                     162,857
      PIMCO StocksPLUS Growth and Income Portfolio, 23,290,726 shares (cost - $307,491)                        258,484
    Prudential Series Fund Inc.:
      Prudential Jennison Portfolio, 337,959 shares (cost - $9,923)                                              7,732
      SP Jennison International Growth Portfolio, 320,402 shares (cost - $2,818)                                 2,720
    Greenwich Street Series Fund Inc.:
      Appreciation Portfolio, 36,421 shares (cost - $769)                                                          831
    Travelers Series Fund Inc.:
      Smith Barney High Income Portfolio, 44,108 shares (cost - $565)                                              446
      Smith Barney Large Cap Value Portfolio, 32,543 shares (cost - $672)                                          692
      Smith Barney International Equity Portfolio, 26,196 shares (cost - $410)                                     455
      Smith Barney Money Market Portfolio, 155,637 shares (cost - $156)                                            156
    Warburg Pincus Trust:
      International Equity Portfolio, 18,138,783 shares (cost - $221,413)                                      194,618


                                       2


                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                                 STATEMENT OF NET ASSETS
                                                    DECEMBER 31, 2000
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)


                                                                                                            COMBINED
                                                                                                         ---------------
     The Galaxy VIP Fund:
      Asset Allocation Portfolio, 83,544 shares (cost - $1,456)                                                  1,387
      Equity Portfolio, 54,055 shares (cost - $1,203)                                                            1,071
      Growth & Income Portfolio, 25,185 shares (cost - $277)                                                       284
      High Quality Bond Portfolio, 7,532 shares (cost - $75)                                                        78
      Small Company Growth Portfolio, 6,192 shares (cost - $83)                                                     72
                                                                                                         ---------------
TOTAL NET ASSETS (cost - $11,191,938)                                                                       $9,712,952
                                                                                                         ===============

NET ASSETS
   For variable annuity insurance contracts                                                                 $9,712,274
   Retained in Separate Account B by Golden American Life Insurance Company                                        678
                                                                                                         ---------------
TOTAL NET ASSETS                                                                                            $9,712,952
                                                                                                         ===============



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                       (Dollars in thousands)



                                                         LIMITED
                                           LIQUID       MATURITY       LARGE CAP            HARD           ALL-
                                            ASSET           BOND           VALUE          ASSETS         GROWTH         ALL CAP
                                         DIVISION       DIVISION        DIVISION (b)    DIVISION       DIVISION        DIVISION (b)
                                      --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................     $31,117        $12,292            $851            $221        $71,415          $2,338
    Capital gains distributions......           -              -               -               -            252               -
                                      --------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........      31,117         12,292             851             221         71,667           2,338

   Expenses:
    Mortality and expense risk
      and other charges..............       7,819          2,279             551             610            149             516
    Annual administrative charges....         214             42               4              14              5               5
    Minimum death benefit guarantee
      charges........................           6              1               -               1              -               -
    Contingent deferred sales
      charges........................       3,708             34              15              14              -              20
    Other contract charges...........          24              8              14               3              1              11
    Amortization of deferred charges
     related to:
      Deferred sales load............         459             86               -              28             23               -
      Premium taxes..................           2              -               -               -              -               -
                                      --------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................      12,232          2,450             584             670            178             552
                                      --------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......      18,885          9,842             267            (449)        71,489           1,786

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................           -           (105)            239            (889)       (18,152)            242
    Net unrealized appreciation
      (depreciation) of investments..           -            (15)           (699)           (651)       (51,150)         (1,344)
                                      --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..     $18,885         $9,722           $(193)        $(1,989)        $2,187            $684
                                      ============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                  4


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)




                                           REAL           FULLY          EQUITY          CAPITAL         RISING        EMERGING
                                          ESTATE         MANAGED         INCOME        APPRECIATION     DIVIDENDS      MARKETS
                                         DIVISION       DIVISION        DIVISION         DIVISION       DIVISION       DIVISION
                                      --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................      $4,110         $15,364          $15,316         $6,303          $4,532            $-
    Capital gains distributions......           -          15,744            7,209         10,783          22,363             -
                                      --------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........       4,110          31,108           22,525         17,086          26,895             -

   Expenses:
    Mortality and expense risk
      and other charges..............       1,018           3,984            3,561          7,009          13,009           354
    Annual administrative charges....          24             102              113            127             256            12
    Minimum death benefit guarantee
      charges........................           -               1                4              1               1             1
    Contingent deferred sales
      charges........................          12              55               37            111             219             3
    Other contract charges...........           4               9               13             30              32             2
    Amortization of deferred charges
     related to:
      Deferred sales load............          46             171              310            205             329            55
      Premium taxes..................           -               -                4              -               -             -
                                      --------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................       1,104           4,322            4,042          7,483          13,846           427
                                      --------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......       3,006          26,786           18,483          9,603          13,049          (427)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................      (6,745)         11,021           (3,402)        17,565          33,219        (1,161)
    Net unrealized appreciation
      (depreciation) of investments..      20,074          15,994           13,813       (117,226)        (79,215)       (9,340)
                                      --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..     $16,335         $53,801          $28,894       $(90,058)       $(32,947)     $(10,928)
                                      ============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 5


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)




                                           MARKET          VALUE       STRATEGIC          SMALL         MANAGED           MID-CAP
                                          MANAGER         EQUITY          EQUITY            CAP          GLOBAL            GROWTH
                                         DIVISION       DIVISION        DIVISION       DIVISION        DIVISION          DIVISION
                                      ----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................         $97         $2,011              $-       $141,802         $52,156          $403,747
    Capital gains distributions......         497            739          14,167         27,322          14,643            34,872
                                      ----------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........         594          2,750          14,167        169,124          66,799           438,619

   Expenses:
    Mortality and expense risk
      and other charges..............           1          2,362           5,333          6,763           2,946            15,568
    Annual administrative charges....           -             49              73            107              55               247
    Minimum death benefit guarantee
      charges........................           -              -               -              1               1                 1
    Contingent deferred sales
      charges........................           -             41              74             93              32               247
    Other contract charges...........           -              5              38             32              26                78
    Amortization of deferred charges
     related to:
      Deferred sales load............          25             51              41             44             185               190
      Premium taxes..................           -              -               -              -               -                 1
                                      ----------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................          26          2,508           5,559          7,040           3,245            16,332
                                      ----------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......         568            242           8,608        162,084          63,554           422,287

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................         386         (2,971)         50,573         65,908          (6,564)          186,968
    Net unrealized appreciation
      (depreciation) of investments..        (868)        13,904        (146,317)      (336,905)        (91,449)         (585,733)
                                      ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..         $86        $11,175        $(87,136)     $(108,913)       $(34,459)          $23,522
                                      ==============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 6


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)



                                                                                                        GLOBAL
                                          CAPITAL                           TOTAL                        FIXED     DEVELOPING
                                           GROWTH         RESEARCH         RETURN          GROWTH       INCOME          WORLD
                                         DIVISION         DIVISION       DIVISION        DIVISION     DIVISION       DIVISION
                                      ---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................      $6,399           $9,386        $26,998         $79,262       $2,164           $226
    Capital gains distributions......       9,560           78,382         17,904          27,487            -            213
                                      ---------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........      15,959           87,768         44,902         106,749        2,164            439

   Expenses:
    Mortality and expense risk
      and other charges..............       7,347           12,000          7,653          25,237          406            981
    Annual administrative charges....         135              211            160             382            6             10
    Minimum death benefit guarantee
      charges........................           -                -              -               1            -              -
    Contingent deferred sales
      charges........................         131              184            198             385            6             11
    Other contract charges...........          26               37             13             114            -              6
    Amortization of deferred charges
     related to:
      Deferred sales load............          29               49             28              80            2              2
      Premium taxes..................           -                -              -               -            -              -
                                      ---------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................       7,668           12,481          8,052          26,199          420          1,010
                                      ---------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......       8,291           75,287         36,850          80,550        1,744           (571)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................       3,118            9,952          3,673         276,219         (159)       (14,693)
    Net unrealized appreciation
      (depreciation) of investments..    (108,099)        (144,747)        31,039        (808,716)      (1,223)        (9,975)
                                      ---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..    $(96,690)        $(59,508)       $71,562       $(451,947)        $362       $(25,239)
                                      =============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 7


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)



                                                           ASSET
                                            GROWTH    ALLOCATION       DIVERSIFIED                          GROWTH      SPECIAL
                                      OPPORTUNITIES       GROWTH           MID CAP       INVESTORS      AND INCOME    SITUATION
                                          DIVISION      DIVISION (f)      DIVISION (e)   DIVISION (g)  DIVISION (e)    DIVISION (e)
                                      --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................        $340             $4               $23           $615            $10             $6
    Capital gains distributions......          36              -                 -              -              -              -
                                      --------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........         376              4                23            615             10              6

   Expenses:
    Mortality and expense risk
      and other charges..............           8              7                25            119             24             14
    Annual administrative charges....           -              -                 1              2              -              -
    Minimum death benefit guarantee
      charges.......................            -              -                 -              -              -              -
    Contingent deferred sales
      charges........................           -              -                 1              1              -              -
    Other contract charges...........           -              -                 -              2              -              -
    Amortization of deferred charges
     related to:
      Deferred sales load............           -              -                 -              -              -              -
      Premium taxes..................           -              -                 -              -              -              -
                                      --------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................           8              7                27            124             24             14
                                      --------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......         368             (3)               (4)           491            (14)            (8)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................        (304)            (8)             (172)           124            (41)            (5)
    Net unrealized appreciation
      (depreciation) of investments..        (460)           (15)              130           (235)           (75)          (354)
                                      --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..       $(396)          $(26)             $(46)          $380          $(130)         $(367)
                                      ============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 8


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)


                                                          PIMCO           PIMCO
                                        ING GLOBAL         HIGH      STOCKSPLUS                      SP JENNISON
                                           BRAND          YIELD      GROWTH AND       PRUDENTIAL   INTERNATIONAL
                                           NAMES           BOND          INCOME         JENNISON          GROWTH    APPRECIATION
                                        DIVISION (d)   DIVISION        DIVISION         DIVISION (c)    DIVISION (c)    DIVISION
                                      ----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................        $15        $13,212         $17,726                -               -              $7
    Capital gains distributions......          -              -           9,541             $938               -              13
                                      ----------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........         15         13,212          27,267              938               -              20

   Expenses:
    Mortality and expense risk
      and other charges..............         24          2,329           3,972               39              $7              13
    Annual administrative charges....        -               40              61                -               -               -
    Minimum death benefit guarantee
      charges........................        -                -               -                -               -               -
    Contingent deferred sales
      charges........................        -               34              59                5               -               -
    Other contract charges...........        -                7              13                -               -               -
    Amortization of deferred charges
     related to:
      Deferred sales load............        -                6               7                -               -               -
      Premium taxes..................        -                -               -                -               -               -
                                      ----------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................         24          2,416           4,112               44               7              13
                                      ----------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......         (9)        10,796          23,155              894              (7)              7

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................       (220)        (7,571)          2,713              (13)             49              24
    Net unrealized appreciation
      (depreciation) of investments..       (216)        (6,847)        (55,206)          (2,191)            (98)            (57)
                                      ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..      $(445)       $(3,622)       $(29,338)         $(1,310)           $(56)           $(26)
                                      ==============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 9


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)


                                           SMITH            SMITH          SMITH           SMITH
                                          BARNEY           BARNEY         BARNEY          BARNEY
                                            HIGH        LARGE CAP  INTERNATIONAL           MONEY    INTERNATIONAL         ASSET
                                          INCOME            VALUE         EQUITY          MARKET           EQUITY    ALLOCATION
                                        DIVISION         DIVISION       DIVISION        DIVISION         DIVISION      DIVISION
                                      ----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................        $45               $8             $4             $12           $5,642           $22
    Capital gains distributions......          -               15              -               -           21,362            26
                                      ----------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........         45               23              4              12           27,004            48

   Expenses:
    Mortality and expense risk
      and other charges..............          -                2              8               3            3,334            12
    Annual administrative charges....          -                1              -               -               40             -
    Minimum death benefit guarantee
      charges........................          -                -              -               -                -             -
    Contingent deferred sales
      charges........................          -                -              -              11               31             -
    Other contract charges...........          -                -              -               -               14             -
    Amortization of deferred charges
     related to:
      Deferred sales load............          -                -              -               -                -             -
      Premium taxes..................          -                -              -               -                -             -
                                      ----------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................          -                3              8              14            3,419            12
                                      ----------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......         45               20             (4)             (2)          23,585            36

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................        (20)              (3)            15               -          (25,607)            1
    Net unrealized appreciation
      (depreciation) of investments..        (66)              57           (162)              -          (52,548)          (70)
                                      ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..       $(41)             $74          $(151)            $(2)        $(54,570)         $(33)
                                      ==============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 10


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)



                                                                             HIGH           SMALL
                                                                          QUALITY         COMPANY
                                         EQUITY           GROWTH &           BOND          GROWTH
                                       DIVISION    INCOME DIVISION       DIVISION        DIVISION (a)       COMBINED
                                      ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................         -                  -             $2               -           $925,800
    Capital gains distributions......       $85                 $4              -              $5            314,162
                                      ----------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........        85                  4              2               5          1,239,962

   Expenses:
    Mortality and expense risk
      and other charges..............        10                  3              -               1            137,410
    Annual administrative charges....         -                  -              -               -              2,498
    Minimum death benefit guarantee
      charges........................         -                  -              -               -                 20
    Contingent deferred sales
      charges........................         -                  -              -               -              5,772
    Other contract charges...........         -                  -              -               -                562
    Amortization of deferred charges
     related to:
      Deferred sales load............         -                  -              -               -              2,451
      Premium taxes..................         -                  -              -               -                  7
                                      ----------------------------------------------------------------------------------
   TOTAL EXPENSES....................        10                  3              -               1            148,720
                                      ----------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......        75                  1              2               4          1,091,242

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................         -                  1              -               -            573,205
    Net unrealized appreciation
      (depreciation) of investments..      (137)                 5              3             (11)        (2,517,401)
                                      ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..      $(62)                $7             $5             $(7)         $(852,954)
                                      ==================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 11


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                       (Dollars in thousands)




                                                             LIMITED
                                                 LIQUID     MATURITY      LARGE CAP         HARD          ALL-
                                                  ASSET         BOND          VALUE        ASSETS       GROWTH         ALL CAP
                                               DIVISION     DIVISION     DIVISION(e)     DIVISION     DIVISION      DIVISION(e)
                                            ------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........       $175,759     $102,832             $-       $29,703      $81,807              $-
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........          6,762        3,033              -          (460)      26,166               -
    Net realized gain (loss) on
      investments.......................              -         (153)             -        (9,098)      12,611               -
    Net unrealized appreciation
      (depreciation) of investments.....              -       (3,486)             -        15,365       41,917               -
                                            ------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..          6,762         (606)             -         5,807       80,694               -

  Changes from principal transactions:
    Purchase payments...................        466,501       67,604              -         7,898        9,526               -
    Contract distributions and
      terminations......................       (123,045)     (15,384)             -        (5,361)     (15,134)              -
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         (3,655)      (4,046)             -           881      (11,033)              -
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................              4            1              -             1            3               -
                                            ------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................        339,805       48,175              -         3,419      (16,638)              -
                                            ------------------------------------------------------------------------------------
  Total increase (decrease).............        346,567       47,569              -         9,226       64,056               -
                                            ------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......        522,326      150,401              -        38,929      145,863               -

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........         18,885        9,842           $267          (449)      71,489          $1,786
    Net realized gain (loss) on
      investments.......................              -         (105)           239          (889)     (18,152)            242
    Net unrealized appreciation
      (depreciation) of investments.....              -          (15)          (699)         (651)     (51,150)         (1,344)
                                            ------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..         18,885        9,722           (193)       (1,989)       2,187             684

  Changes from principal transactions:
    Purchase payments...................        596,489       36,148         55,323         7,384           22          41,432
    Contract distributions and
      terminations......................       (474,039)     (10,071)        (1,282)       (2,536)      (2,005)         (1,349)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         16,005       14,758         44,697          (279)    (146,067)         64,116
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................              -            -              -             -            -               -
                                            ------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................        138,455       40,835         98,738         4,569     (148,050)        104,199
                                            ------------------------------------------------------------------------------------
  Total increase (decrease).............        157,340       50,557         98,545         2,580     (145,863)        104,883
                                            ------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......       $679,666     $200,958        $98,545       $41,509           $-        $104,883
                                            ====================================================================================


(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 12


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)





                                                 REAL          FULLY          EQUITY         CAPITAL         RISING       EMERGING
                                               ESTATE        MANAGED          INCOME    APPRECIATION      DIVIDENDS        MARKETS
                                             DIVISION       DIVISION        DIVISION        DIVISION       DIVISION       DIVISION
                                          ------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........      $68,995       $226,366       $273,910         $256,578       $500,616        $22,254
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........        2,686         15,541         23,408           37,666          9,576           (115)
    Net realized gain (loss) on
      investments.......................          452          4,586            604           12,525         12,658           (839)
    Net unrealized appreciation
      (depreciation) of investments.....       (6,895)        (8,712)       (30,854)          16,816         60,461         17,638
                                          ------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..       (3,757)        11,415         (6,842)          67,007         82,695         16,684

  Changes from principal transactions:
    Purchase payments...................        9,108         62,680         62,880          107,357        245,047          1,445
    Contract distributions and
      terminations......................       (9,074)       (30,839)       (54,241)         (44,732)       (59,723)        (3,546)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......       (9,597)        (2,413)        (4,436)          15,746         44,445         (1,366)
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................            2              9             13               11             14              1
                                          ------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       (9,561)        29,437          4,216           78,382        229,783         (3,466)
                                          ------------------------------------------------------------------------------------------
  Total increase (decrease).............      (13,318)        40,852         (2,626)         145,389        312,478         13,218
                                          ------------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......       55,677        267,218        271,284          401,967        813,094         35,472

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........        3,006         26,786         18,483            9,603         13,049           (427)
    Net realized gain (loss) on
      investments.......................       (6,745)        11,021         (3,402)          17,565         33,219         (1,161)
    Net unrealized appreciation
      (depreciation) of investments.....       20,074         15,994         13,813         (117,226)       (79,215)        (9,340)
                                          ------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..       16,335         53,801         28,894          (90,058)       (32,947)       (10,928)

  Changes from principal transactions:
    Purchase payments...................       10,381         37,354         37,977          156,864        138,073          3,076
    Contract distributions and
      terminations......................       (4,280)       (17,995)       (20,552)         (27,188)       (49,067)        (2,533)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......       22,190          5,271        (25,811)          36,346         (8,823)        (5,134)
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................            -             2               1                3              8              -
                                          ------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       28,291         24,632         (8,385)         166,025         80,191         (4,591)
                                          ------------------------------------------------------------------------------------------
  Total increase (decrease).............       44,626         78,433         20,509           75,967         47,244        (15,519)
                                          ------------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......     $100,303       $345,651       $291,793         $477,934       $860,338        $19,953
                                          ==========================================================================================


(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.

                                                                 13


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)



                                                MARKET           VALUE     STRATEGIC          SMALL        MANAGED        MID-CAP
                                               MANAGER          EQUITY        EQUITY            CAP         GLOBAL         GROWTH
                                              DIVISION        DIVISION      DIVISION       DIVISION       DIVISION       DIVISION
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........        $7,707        $126,194       $71,348       $124,245       $130,684       $116,844
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........         1,043           1,468        (1,052)         6,069         22,518         40,271
    Net realized gain (loss) on
      investments.......................           861           5,066         5,704         30,614         42,644         27,166
    Net unrealized appreciation
      (depreciation) of investments.....          (880)         (9,606)       54,916         54,213          6,404        122,970
                                            ----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..         1,024          (3,072)       59,568         90,896         71,566        190,407

  Changes from principal transactions:
    Purchase payments...................            77          33,542        56,281         94,650          8,846        167,461
    Contract distributions and
      terminations......................        (1,399)        (13,124)      (11,518)       (11,971)       (21,244)       (15,116)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......          (325)         (6,161)       21,844         26,607         (8,510)        79,613
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................             -               1             3              2              3              6
                                            ----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................        (1,647)         14,258        66,610        109,288        (20,905)       231,964
                                            ----------------------------------------------------------------------------------------
  Total increase (decrease).............          (623)         11,186       126,178        200,184         50,661        422,371
                                            ----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......         7,084         137,380       197,526        324,429        181,345        539,215

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........           568             242         8,608        162,084         63,554        422,287
    Net realized gain (loss) on
      investments.......................           386          (2,971)       50,573         65,908         (6,564)       186,968
    Net unrealized appreciation
      (depreciation) of investments.....          (868)         13,904      (146,317)      (336,905)       (91,449)      (585,733)
                                            ----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..            86          11,175       (87,136)      (108,913)       (34,459)        23,522

  Changes from principal transactions:
    Purchase payments...................            32          21,970       159,024        158,999         83,233        355,851
    Contract distributions and
      terminations......................          (214)         (7,690)      (15,811)       (19,691)       (13,929)       (51,535)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......          (369)         17,887       106,131         67,271         12,151        291,004
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................             -               -             -              2              6              4
                                            ----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................          (551)         32,167       249,344        206,581         81,461        595,324
                                            ----------------------------------------------------------------------------------------
  Total increase (decrease).............          (465)         43,342       162,208         97,668         47,002        618,846
                                            ----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......        $6,619        $180,722      $359,734       $422,097       $228,347     $1,158,061
                                            ========================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 14


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS Noted
                                                             (continued)
                                                       (Dollars in thousands)


                                                                                                          GLOBAL
                                              CAPITAL                       TOTAL                         FIXED        DEVELOPING
                                               GROWTH      RESEARCH         RETURN          GROWTH       INCOME          WORLD
                                              DIVISION     DIVISION        DIVISION        DIVISION     DIVISION        DIVISION
                                           -----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........      $178,950       $285,529        $227,835      $143,068        $9,528         $4,512
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........        18,209          2,922           8,500         6,048            81          1,125
    Net realized gain (loss) on
      investments.......................         3,969          2,750             531        46,796          (939)         2,134
    Net unrealized appreciation
      (depreciation) of investments.....        50,167         99,090          (4,991)      324,922          (662)         7,506
                                           -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..        72,345        104,762           4,040       377,766        (1,520)        10,765

  Changes from principal transactions:
    Purchase payments...................       158,765        232,103         191,000       444,759        10,947         14,639
    Contract distributions and
      terminations......................       (16,970)       (24,594)        (22,055)      (28,748)       (1,341)          (740)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......        37,151         40,954          54,551       268,657         3,644         22,497
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................             5              6               9             8             -              -
                                           -----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       178,951        248,469         223,505       684,676        13,250         36,396
                                           -----------------------------------------------------------------------------------------
  Total increase (decrease).............       251,296        353,231         227,545     1,062,442        11,730         47,161
                                           -----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......       430,246        636,760         455,380     1,205,510        21,258         51,673

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........         8,291         75,287          36,850        80,550         1,744           (571)
    Net realized gain (loss) on
      investments.......................         3,118          9,952           3,673       276,219          (159)       (14,693)
    Net unrealized appreciation
      (depreciation) of investments.....      (108,099)      (144,747)         31,039      (808,716)       (1,223)        (9,975)
                                           -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..       (96,690)       (59,508)         71,562      (451,947)          362        (25,239)

  Changes from principal transactions:
    Purchase payments...................       119,650        184,644          92,211       640,780        10,963         36,474
    Contract distributions and
      terminations......................       (21,267)       (32,193)        (25,842)      (71,995)       (1,185)        (3,361)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......        31,458         70,825          15,551       152,627         8,600         (5,151)
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................             2              -               6             5             2              2
                                           -----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       129,843        223,276          81,926       721,417        18,380         27,964
                                           -----------------------------------------------------------------------------------------
  Total increase (decrease).............        33,153        163,768         153,488       269,470        18,742          2,725
                                           -----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......      $463,399       $800,528        $608,868    $1,474,980       $40,000        $54,398
                                           =========================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 15


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)

                                                               ASSET
                                                 GROWTH   ALLOCATION    DIVERSIFIED                  GROWTH AND        SPECIAL
                                          OPPORTUNITIES       GROWTH        MID CAP     INVESTORS        INCOME      SITUATION
                                               DIVISION    IVISION(i)    DIVISION(h)   DIVISION(j)   DIVISION(h)    DIVISION(h)
                                          -----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........         $4,131           $-             $-            $-            $-             $-
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........            193            -             -              -             -              -
    Net realized gain (loss) on
      investments.......................            732            -             -              -             -              -
    Net unrealized appreciation
      (depreciation) of investments.....            111            -             -              -             -              -
                                          -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..          1,036            -             -              -             -              -

  Changes from principal transactions:
    Purchase payments...................          1,833            -             -              -             -              -
    Contract distributions and
      terminations......................           (256)           -             -              -             -              -
    Transfer payments from (to) Fixed
      Accounts and other Divisions......            (81)           -             -              -             -              -
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................              -            -             -              -                            -
                                          -----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................          1,496            -             -              -             -              -
                                          -----------------------------------------------------------------------------------------
  Total increase (decrease).............          2,532            -             -              -             -              -
                                          -----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......          6,663            -             -              -             -              -
                                                                                                              -
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........            368          $(3)             (4)         491           $(14)            (8)
    Net realized gain (loss) on
      investments.......................           (304)          (8)           (172)         124            (41)            (5)
    Net unrealized appreciation
      (depreciation) of investments.....           (460)         (15)            130         (235)           (75)          (354)
                                          -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..           (396)         (26)            (46)         380           (130)          (367)

  Changes from principal transactions:
    Purchase payments...................              7        3,166           3,403        8,798          5,771          2,383
    Contract distributions and
      terminations......................            (10)          (8)            (53)        (368)           (45)           (43)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         (6,264)       1,564           8,054       12,748          7,130          3,918
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................              -            -               -            -              -              -
                                          -----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................         (6,267)       4,722          11,404       21,178         12,856          6,258
                                          -----------------------------------------------------------------------------------------
  Total increase (decrease).............         (6,663)       4,696          11,358       21,558         12,726          5,891
                                          -----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......             $-       $4,696         $11,358      $21,558        $12,726         $5,891
                                          =========================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 16


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)

                                                 ING                       PIMCO
                                              GLOBAL        PIMCO     STOCKSPLUS                    SP JENNISON
                                               BRAND   HIGH YIELD     GROWTH AND     PRUDENTIAL   INTERNATIONAL         APPRE-
                                               NAMES         BOND         INCOME       JENNISON          GROWTH        CIATION
                                          DIVISION(g)    DIVISION       DIVISION     DIVISION(f)       DIVISION(f)    DIVISION
                                         ------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........        $-        $46,118        $51,802             $-              $-           $974
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........         -          6,684         16,907              -               -              7
    Net realized gain (loss) on
      investments.......................         -           (974)         4,397              -               -             23
    Net unrealized appreciation
      (depreciation) of investments.....         -         (4,721)         1,944              -               -             76
                                         ------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..         -            989         23,248              -               -            106

  Changes from principal transactions:
    Purchase payments...................         -         73,017        122,580              -               -             40
    Contract distributions and
      terminations......................         -         (6,247)        (5,161)             -               -           (149)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         -         32,181         28,758              -               -             12
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................         -              1              3              -               -              -
                                         ------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................         -         98,952        146,180              -               -            (97)
                                         ------------------------------------------------------------------------------------------
  Total increase (decrease).............         -         99,941        169,428              -               -              9
                                         ------------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......           -      146,057        221,230              -               -            983

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........          (9)      10,796         23,155            894              (7)             7
    Net realized gain (loss) on
      investments.......................        (220)      (7,571)         2,713            (13)             49             24
    Net unrealized appreciation
      (depreciation) of investments.....        (216)      (6,847)       (55,206)        (2,191)            (98)           (57)
                                         ------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..        (445)      (3,622)       (29,338)        (1,310)            (56)           (26)

  Changes from principal transactions:
    Purchase payments...................       4,326       36,532         73,805          6,264           1,189             16
    Contract distributions and
      terminations......................         (39)      (7,991)       (13,426)          (138)            (45)           (11)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......       1,712       (8,121)         6,213          2,916           1,632           (131)
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................           -            -              -              -               -              -
                                         ------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       5,999       20,420         66,592          9,042           2,776           (126)
                                         ------------------------------------------------------------------------------------------
  Total increase (decrease).............       5,554       16,798         37,254          7,732           2,720           (152)
                                         ------------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......      $5,554     $162,857       $258,484         $7,732          $2,720           $831
                                         ==========================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 17


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)

                                                SMITH        SMITH         SMITH
                                               BARNEY       BARNEY        BARNEY       SMITH
                                                 HIGH    LARGE CAP INTERNATIONAL      BARNEY   INTERNATIONAL           ASSET
                                               INCOME        VALUE        EQUITY       MONEY          EQUITY      ALLOCATION
                                             DIVISION     DIVISION      DIVISION      MARKET        DIVISION      DIVISION (b)
                                            --------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........         $806         $701          $326        $318         $49,765               $-
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........           43           19            (4)          8             (48)              2
    Net realized gain (loss) on
      investments.......................          (48)          10            20           -          30,975               -
    Net unrealized appreciation
      (depreciation) of investments.....           10          (47)          214           -          24,199               1
                                            --------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..            5          (18)          230           8          55,126               3

  Changes from principal transactions:
    Purchase payments...................            3           42            18         210          55,479             127
    Contract distributions and
      terminations......................          (77)         (59)           (5)        (11)         (3,729)              -
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         (190)         (23)          (32)         54          18,928               3
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................            -            -             -           -               -               -
                                            --------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................         (264)         (40)          (19)        253          70,678             130
                                            --------------------------------------------------------------------------------------
  Total increase (decrease).............         (259)         (58)          211         261         125,804             133
                                            --------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......          547          643           537         579         175,569             133

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........           45            20           (4)        (2)         23,585               36
    Net realized gain (loss) on
      investments.......................          (20)           (3)          15          -         (25,607)               1
    Net unrealized appreciation
      (depreciation) of investments.....          (66)           57         (162)         -         (52,548)             (70)
                                            --------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..          (41)           74         (151)        (2)        (54,570)             (33)

  Changes from principal transactions:
    Purchase payments...................            5             -           10          -          78,906            1,153
    Contract distributions and
      terminations......................          (22)           (8)          (6)      (700)         (9,015)              (8)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......          (43)          (17)          65        279           3,728              142
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................            -             -            -          -               -                -
                                            --------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................          (60)          (25)          69       (421)         73,619            1,287
                                            --------------------------------------------------------------------------------------
  Total increase (decrease).............         (101)           49          (82)      (423)         19,049            1,254
                                            --------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......         $446         $692          $455       $156        $194,618           $1,387
                                            ======================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 18


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)


                                                                                                   SMALL
                                                                GROWTH &    HIGH QUALITY         COMPANY
                                                    EQUITY        INCOME            BOND          GROWTH
                                                DIVISION(b)   DIVISION(a)     DIVISION(c)     DIVISION(d)        COMBINED
                                             -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........                $-            $-              $-              $-       $3,318,205
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........                7              1               -               -          255,284
    Net realized gain (loss) on
      investments.......................                -              -             $(1)              -          235,776
    Net unrealized appreciation
      (depreciation) of investments.....                5              2               -               -          828,093
                                             -------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..               12              3              (1)              -        1,319,153

  Changes from principal transactions:
    Purchase payments...................              281             98             127               -        2,706,971
    Contract distributions and
      terminations......................                -              -              (4)              -         (545,597)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......                4              6             (95)              -          644,573
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................                -              -               -               -              106
                                             -------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................              285            104              28               -        2,806,053
                                             -------------------------------------------------------------------------------
  Total increase (decrease).............              297            107              27               -        4,125,206
                                             -------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......              297            107              27               -        7,443,411

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........               75              1                2              4        1,091,242
    Net realized gain (loss) on
      investments.......................                -              1                -              -          573,205
    Net unrealized appreciation
      (depreciation) of investments.....             (137)             5                3            (11)      (2,517,401)
                                             -------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..              (62)             7                5             (7)        (852,954)

  Changes from principal transactions:
    Purchase payments...................              817            138               33             50        3,211,126
    Contract distributions and
      terminations......................              (11)           (11)              (6)             -         (909,574)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......               30             43               19             29          820,900
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................                -              -                -              -               43
                                             -------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................              836            170               46             79        3,122,495
                                             -------------------------------------------------------------------------------
  Total increase (decrease).............              774            177               51             72        2,269,541
                                             -------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......           $1,071           $284              $78            $72       $9,712,952
                                             ===============================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 19

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2000, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 2000 include DVA Plus, Access, Premium Plus, ESII, Value, and Access One.

The  Account  discontinued   offering  DVA  80  in  May  1991  and  discontinued
registering DVA 100 and DVA Series 100 for sale to the public as of May 1, 2000.

At December 31, 2000, the Account had, under GoldenSelect Contracts, thirty-eight investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Growth Opportunities, Asset Allocation, Diversified Mid Cap, Investors, Growth & Income, Special Situation, ING Global Brand Names, PIMCO High Yield Bond, PIMCO StocksPLUS Growth & Income, Prudential Jennison, SP Jennison International Growth, International Equity, Asset Allocation, Equity, Growth & Income, and High Quality Bond Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investments divisions: Mid-Cap Growth, Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, ING Variable Insurance Trust, PIMCO Variable Insurance Trust, Prudential Series Fund Inc., Greenwich Street Series Fund Inc., Travelers Series Fund Inc., Warburg Pincus Trust, or The Galaxy VIP Fund (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

On January 28, 2000, the consolidation of the All Growth and Growth Opportunities Series into the Mid Cap Growth Series took place at no cost to current contract holders. Shares of Mid-Cap Growth Series were substituted for shares of All Growth and Growth Opportunities Series.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
Prior to February 1, 2000, DVA Plus, Access, and the Premium Plus each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000 DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite. Under the terms of the Contract, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

    SERIES                                                       ANNUAL RATES
    ------                                                       ------------
    DVA 80..................................................          0.80%
    DVA 100.................................................          0.90
    DVA Series 100..........................................          1.25
    DVA Plus (pre February 2000) - Standard.................          1.10
    DVA Plus (pre February 2000) - Annual Ratchet...........          1.25
    DVA Plus (pre February 2000) - 5.5% Solution............          1.25
    DVA Plus (pre February 2000) - 7% Solution..............          1.40
    DVA Plus (post February 2000) - Standard................          1.15
    DVA Plus (post February 2000) - Annual Ratchet..........          1.30
    DVA Plus (post February 2000) - 5.5% Solution...........          1.30
    DVA Plus (post February 2000) - Max 5.5.................          1.40
    DVA Plus (post February 2000) - 7% Solution.............          1.50
    DVA Plus (post February 2000) - Max 7...................          1.60
    Access (pre February 2000) - Standard...................          1.25
    Access (pre February 2000) - Annual Ratchet.............          1.40
    Access (pre February 2000) - 5.5% Solution..............          1.40
    Access (pre February 2000) - 7% Solution................          1.55
    Access (post February 2000) - Standard..................          1.30
    Access (post February 2000) - Annual Ratchet............          1.45
    Access (post February 2000) - 5.5% Solution.............          1.45

    SERIES                                                       ANNUAL RATES
    ------                                                       ------------
    Access (post February 2000) - Max 5.5...................          1.55
    Access (post February 2000) - 7% Solution...............          1.65
    Access (post February 2000) - Max 7.....................          1.75
    Premium Plus (pre February 2000) - Standard.............          1.25
    Premium Plus (pre February 2000) - Annual Ratchet.......          1.40
    Premium Plus (pre February 2000)- 5.5% Solution.........          1.40
    Premium Plus (pre February 2000) - 7% Solution..........          1.55
    Premium Plus (post February 2000) - Standard............          1.30
    Premium Plus (post February 2000) - Annual Ratchet......          1.45
    Premium Plus (post February 2000) - 7% Solution.........          1.65
    Premium Plus (post February 2000) - Max 7...............          1.75
    ESII....................................................          1.25
    Value...................................................          0.75
    Access One..............................................          0.35
    Granite PrimElite - Standard............................          1.10
    Granite PrimElite - Annual Ratchet......................          1.25

ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES: An administrative charge is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II and Value contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA 80, DVA 100, DVA Plus, Premium Plus, ES II, Value, and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed based upon the date a premium payment is received.

    Complete Years Elapsed                                                Surrender Charge
    Since Premium Payment
------------------------------- ----------------------------------------------------------------------------------------------------
                                   DVA 80 & 100       DVA PLUS       PREMIUM PLUS      ES II          VALUE        GRANITE PRIMELITE
                                   ------------       --------       ------------      -----          -----        -----------------
              0.............           6%                 7%               8%             8%            6%                 7%
              1.............           5                  7                8              7             6                  7
              2.............           4                  6                8              6             6                  6
              3.............           3                  5                8              5             5                  5
              4.............           2                  4                7              4             4                  4
              5.............           1                  3                6              3             3                  3
              6.............           -                  1                5              2             1                  1
              7.............           -                  -                3              1             -                  -
              8.............           -                  -                1              -             -                  -
              9+............           -                  -                -              -             -                  -

OTHER CONTRACT CHARGES: Under DVA 80, DVA 100, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5 % was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                                                         YEAR ENDED DECEMBER 31
                                                              --------------------------------------------
                                                                      2000                    1999
                                                              --------------------     -------------------
                                                                         (Dollars in thousands)
Balance at beginning of year............................                $3,093                   $9,003
Sales load advanced.....................................                    43                      105
Amortization of deferred sales load and premium tax.....                (2,458)                  (6,015)
                                                              --------------------     -------------------
Balance at end of year..................................                  $678                   $3,093
                                                              ====================     ===================

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                                    YEAR ENDED DECEMBER 31
                                                               ----------------------------------------------------------------
                                                                           2000                              1999
                                                               ----------------------------     -------------------------------
                                                                 PURCHASES         SALES          PURCHASES             SALES
                                                               ----------------------------     -------------------------------
                                                                                    (Dollars in thousands)
The GCG Trust:
     Liquid Asset Series..................................      $5,009,626    $4,852,286         $1,632,496        $1,285,868
     Limited Maturity Bond Series.........................         100,400        49,723             81,290            30,122
     Large Cap Value  Series..............................         104,683         5,678                  -                 -
     Hard Assets Series...................................          40,084        35,964             41,433            38,490
     All-Growth Series....................................          71,697       148,258             46,095            36,607
     All  Cap Series......................................         111,560         5,575                  -                 -
     Real Estate Series...................................          96,209        64,912             20,497            27,401
     Fully Managed Series.................................         112,464        61,046             68,756            23,879
     Equity Income Series.................................          98,938        88,840             70,767            43,280
     Capital Appreciation Series..........................         227,251        51,623            148,975            33,036
     Rising Dividends Series..............................         151,463        58,223            261,711            22,554
     Emerging Markets Series..............................          62,812        67,830              9,244            12,838
     Market Manager Series................................             594           813              1,084             1,813
     Value Equity Series..................................         126,574        94,165             43,808            28,137
     Strategic Equity Series..............................         404,992       147,040             90,233            24,704
     Small Cap Series.....................................         668,534       299,869            225,813           110,509
     Managed Global Series................................         773,452       628,437            178,228           176,669
     Mid-Cap Growth Series................................       1,570,684       553,073            391,543           119,357
     Capital Growth Series................................         163,005        24,871            220,384            23,307


                                       23


NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                    YEAR ENDED DECEMBER 31
                                                               ----------------------------------------------------------------
                                                                           2000                              1999
                                                               ----------------------------     -------------------------------
                                                                 PURCHASES       SALES              PURCHASES         SALES
                                                               ----------------------------     -------------------------------
                                                                                    (Dollars in thousands)
     Research Series......................................         332,012        33,449            270,703            19,426
     Total Return Series..................................         177,368        58,592            236,379             4,467
     Growth Series........................................       2,357,943     1,555,976            860,731           170,066
     Global Fixed Income Series...........................          21,953         1,829             26,185            12,857
     Developing World Series..............................         224,227       196,834             58,318            20,799
     Growth Opportunities Series..........................             397         6,296              7,288             5,600
     Asset Allocation Growth Series.......................           4,913           194                  -                 -
     Diversified Mid-Cap Series...........................          16,411         5,011                  -                 -
     Investors Series.....................................          37,309        15,640                  -                 -
     Growth and Income Series.............................          15,051         2,209                  -                 -
     Special Situation Series.............................           6,296            46                  -                 -
ING Variable Insurance Trust:
     ING Global Brand Names Series........................           8,467         2,477                  -                 -
PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio......................         104,012        72,796            124,005            18,385
     PIMCO StocksPLUS Growth and Income Portfolio.........         128,021        38,274            188,819            25,749
Prudential Series Fund Inc.:
     Prudential Jennison Portfolio........................          10,354           418                  -                 -
     SP Jennison International Growth Portfolio...........          13,316        10,547                  -                 -
Greenwich Street Series Fund Inc.:
       Appreciation Portfolio.............................             136           255                111               202
Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio...................              78            93                 98               320
     Smith Barney Large Cap Value Portfolio...............              77            82                167               189
     Smith Barney International Equity Portfolio..........             111            46                 44                67
     Smith Barney Money Market Portfolio..................              13           436                483               222
Warburg Pincus Trust:
     International Equity Portfolio.......................       1,216,239     1,119,035            696,223           625,613
The Galaxy VIP Fund:
     Asset Allocation Portfolio...........................           1,340            17                141                 9
     Equity Portfolio.....................................             946            35                292                 -
     Growth & Income Portfolio............................             185            14                105                 -
     High Quality Bond Portfolio..........................              58            10                127                99
     Small Company Growth Portfolio.......................              84             1                  -                 -
                                                               ----------------------------------------------------------------
COMBINED..................................................     $14,572,339   $10,358,838         $6,002,576        $2,942,641
                                                               ================================================================


                                                              24

NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new
Contract). All of the purchases transactions for the Market Manager Division resulted from such updates.

                                                                                 YEAR ENDED DECEMBER 31
                                                       ---------------------------------------------------------------------------
                                                                      2000                                     1999
                                                       ----------------------------------       ----------------------------------
                                                             PURCHASES            SALES               PURCHASES           SALES
                                                       ----------------------------------       ----------------------------------

Liquid Asset Division............................          359,367,174       350,362,386            124,478,649      101,109,842
Limited Maturity Bond Division...................            6,653,002         4,238,782              6,043,778        3,110,174
Large Cap Value Series...........................           10,510,495         1,148,728                      -                -
Hard Assets Division.............................            2,834,446         2,496,801              2,900,594        2,714,660
All-Growth Division..............................                1,772         4,534,313              1,593,344        2,299,652
All Cap Series...................................           10,302,677         1,241,107                      -                -
Real Estate Division.............................            4,319,128         3,211,948              1,107,500        1,561,932
Fully Managed Division...........................            4,937,015         3,912,225              3,844,658        2,421,187
Equity Income Division...........................            5,587,065         5,891,560              4,105,827        3,799,977
Capital Appreciation Division....................            9,788,554         3,977,530              6,021,915        3,037,582
Rising Dividends Division........................            8,048,967         4,882,590             12,519,925        3,029,038
Emerging Markets Division........................            6,972,719         7,369,824              1,467,567        1,902,732
Market Manager Division..........................                    -            26,641                    435           75,755
Value Equity Division............................            7,941,727         6,192,411              2,852,986        2,154,579
Strategic Equity Division........................           19,709,430         9,587,363              6,344,054        2,305,045
Small Cap Division...............................           26,260,160        17,429,511             14,347,399        8,174,181
Managed Global Division..........................           34,701,368        30,852,410              9,633,015       10,824,049
Mid-Cap Growth Division..........................           29,199,551        15,272,144             14,316,514        5,846,579
Capital Growth Division..........................            9,504,070         2,906,917             12,561,878        2,575,149
Research Division................................           10,607,414         2,858,194             12,204,579        1,771,319
Total Return Division............................            9,344,159         5,124,311             13,447,324          976,323
Growth Division..................................           90,088,344        64,904,288             46,544,853       13,013,005
Global Fixed Income Division.....................            2,067,425           444,699              2,406,215        1,322,576
Developing World Division........................           25,929,101        23,178,428              6,615,294        2,774,781
Growth Opportunities Division....................                2,653           586,755                726,528          570,950
Asset Allocation Growth Series...................              536,932            35,902                      -                -
Diversified Mid-Cap Series.......................            1,738,197           587,931                      -                -
Investors Series.................................            3,506,979         1,589,857                      -                -
Growth and Income Series.........................            1,550,837           270,440                      -                -
Special Situation Series.........................              696,811            33,708                      -                -
ING Global Brand Names Series....................              966,161           330,869                      -                -
PIMCO High Yield Bond Division...................           11,171,609         9,133,980             12,707,468        2,989,676
PIMCO StocksPLUS Growth and
   Income Division...............................           10,253,524         4,989,762             15,418,741        3,191,901
Prudential Jennison Portfolio....................            1,167,863           181,053                      -                -
SP Jennison International Growth Portfolio.......            1,516,731         1,198,936                      -                -
Appreciation Division............................                6,545            13,984                  5,856           11,558
Smith Barney High Income Division................                2,416             6,424                  3,730           23,271
Smith Barney Large Cap Value Division............                2,886             4,081                  6,907            9,522
Smith Barney International Equity Division.......                4,883             1,931                  2,838            2,934
Smith Barney Money Market Division...............                    -            36,664                 40,398           19,082
International Equity Division....................           92,849,675        86,976,149             63,405,114       56,947,666
Asset Allocation Division........................              117,695             1,286                 13,289              844
Equity Division..................................               71,978             3,194                 26,039              835
Growth & Income Division.........................               16,903             1,136                 11,266            1,139
High Quality Bond Division.......................                5,210               922                 12,671            9,915
Small Company Growth Portfolio...................                5,427                 2                      -                -
                                                       ----------------------------------       ----------------------------------
COMBINED.........................................          820,867,678       678,030,077            397,739,148      240,579,410
                                                       ==================================       ==================================


                                                              25

NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American for charges and fees at December 31, 2000 consisted of the following:

                                                                          LIMITED
                                            LIQUID        MATURITY      LARGE CAP           HARD            ALL-
                                             ASSET            BOND          VALUE         ASSETS          GROWTH           ALL CAP
                                          DIVISION        DIVISION       DIVISION       DIVISION        DIVISION          DIVISION
                                       ---------------------------------------------------------------------------------------------
                                                                        (Dollars in thousands)
Unit transactions..................       $644,880        $174,673        $98,738        $35,044       $(100,519)         $104,199
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         34,786          30,502            506          6,105         100,519             2,028
Net unrealized appreciation
   (depreciation) of investments...              -          (4,217)          (699)           360               -            (1,344)
                                       ---------------------------------------------------------------------------------------------
                                          $679,666        $200,958        $98,545        $41,509              $-          $104,883
                                       =============================================================================================

                                              REAL           FULLY         EQUITY        CAPITAL           RISING         EMERGING
                                            ESTATE         MANAGED         INCOME   APPRECIATION        DIVIDENDS          MARKETS
                                          DIVISION        DIVISION       DIVISION       DIVISION         DIVISION         DIVISION
                                       ---------------------------------------------------------------------------------------------
                                                                        (Dollars in thousands)
Unit transactions..................        $69,992        $221,658       $130,422       $391,281         $704,927          $38,618
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         25,415         106,489        173,295        152,083           95,334          (17,454)
Net unrealized appreciation
   (depreciation) of investments...          4,896          17,504        (11,924)       (65,430)          60,077           (1,211)
                                       ---------------------------------------------------------------------------------------------
                                          $100,303        $345,651       $291,793       $477,934         $860,338          $19,953
                                       =============================================================================================

                                            MARKET           VALUE      STRATEGIC          SMALL         MANAGED           MID-CAP
                                           MANAGER          EQUITY         EQUITY            CAP          GLOBAL            GROWTH
                                          DIVISION        DIVISION       DIVISION       DIVISION        DIVISION          DIVISION
                                       ---------------------------------------------------------------------------------------------
                                                                        (Dollars in thousands)
Unit transactions..................            $44        $155,667       $377,532       $419,412        $150,916          $931,007
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          4,918          17,365         72,159        264,208         142,329           682,456
Net unrealized appreciation
   (depreciation) of investments...          1,657           7,690        (89,957)      (261,523)        (64,898)         (455,402)
                                       ---------------------------------------------------------------------------------------------
                                            $6,619        $180,722       $359,734       $422,097        $228,347        $1,158,061
                                       =============================================================================================

                                           CAPITAL                          TOTAL                         GLOBAL        DEVELOPING
                                            GROWTH        RESEARCH         RETURN         GROWTH    FIXED INCOME             WORLD
                                          DIVISION        DIVISION       DIVISION       DIVISION        DIVISION          DIVISION
                                       ---------------------------------------------------------------------------------------------
                                                                        (Dollars in thousands)
Unit transactions..................       $471,766        $726,148       $521,837     $1,530,906         $40,770           $69,011
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         40,637         102,771         59,543        413,881           1,125           (12,293)
Net unrealized appreciation
   (depreciation) of investments...        (49,004)        (28,391)        27,488       (469,807)         (1,895)           (2,320)
                                       ---------------------------------------------------------------------------------------------
                                          $463,399        $800,528       $608,868     $1,474,890         $40,000           $54,398
                                       =============================================================================================


                                                             26


NOTE 6 - NET ASSETS (CONTINUED)

                                                             ASSET
                                           GROWTH       ALLOCATION    DIVERSIFIED                        GROWTH         SPECIAL
                                    OPPORTUNITIES           GROWTH        MID CAP     INVESTORS      AND INCOME      SITUATIONS
                                         DIVISION         DIVISION       DIVISION      DIVISION        DIVISION        DIVISION
                                     -----------------------------------------------------------------------------------------------
                                                                       (Dollars in thousands)
Unit transactions..................        $(746)           $4,722        $11,404       $21,178         $12,856          $6,258
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          746               (11)          (176)          615             (55)            (13)
Net unrealized appreciation
   (depreciation) of investments...            -               (15)           130          (235)            (75)           (354)
                                     -----------------------------------------------------------------------------------------------
                                              $-            $4,696        $11,358       $21,558         $12,726          $5,891
                                     ===============================================================================================

                                                                             PIMCO
                                                               PIMCO    STOCKSPLUS     PRUDENTIAL       JENNISON
                                      ING GLOBAL          HIGH YIELD    GROWTH AND       JENNISON  INTERNATIONAL
                                     BRAND NAMES                BOND        INCOME      PORTFOLIO         GROWTH    APPRECIATION
                                        DIVISION            DIVISION      DIVISION       DIVISION       DIVISION        DIVISION
                                     -----------------------------------------------------------------------------------------------
                                                                         (Dollars in thousands)
Unit transactions..................       $5,999            $165,009      $259,602         $9,042         $2,776            $659
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         (229)              9,434        47,889            881             42             110
Net unrealized appreciation
   (depreciation) of investments...         (216)            (11,586)      (49,007)        (2,191)           (98)             62
                                     -----------------------------------------------------------------------------------------------
                                          $5,554            $162,857      $258,484         $7,732         $2,720            $831
                                     ===============================================================================================

                                            SMITH            SMITH          SMITH         SMITH
                                           BARNEY           BARNEY         BARNEY        BARNEY
                                             HIGH        LARGE CAP  INTERNATIONAL         MONEY    INTERNATIONAL           ASSET
                                           INCOME            VALUE         EQUITY        MARKET           EQUITY      ALLOCATION
                                         DIVISION         DIVISION       DIVISION      DIVISION         DIVISION        DIVISION
                                     ----------------------------------------------------------------------------------------------
                                                                       (Dollars in thousands)
Unit transactions..................          $501             $611          $387            $136        $193,174          $1,417
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......            64               61            23              20          28,239              39
Net unrealized appreciation
   (depreciation) of investments...          (119)              20            45               -         (26,795)            (69)
                                     ----------------------------------------------------------------------------------------------
                                             $446             $692          $455            $156        $194,618          $1,387
                                     ==============================================================================================

                                                                            HIGH            SMALL
                                                          GROWTH &       QUALITY          COMPANY
                                           EQUITY           INCOME          BOND           GROWTH
                                         DIVISION         DIVISION      DIVISION         DIVISION         COMBINED
                                     -------------------------------------------------------------------------------
                                                                         (Dollars in thousands)
Unit transactions..................        $1,121             $274           $74              $79       $8,605,462
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......            82                3             1                4        2,586,476
Net unrealized appreciation
   (depreciation) of investments...          (132)               7             3              (11)      (1,478,986)
                                     -------------------------------------------------------------------------------
                                           $1,071             $284           $78              $72       $9,712,952
                                     ===============================================================================


                                                                 27


NOTE 7 - UNIT VALUES
Accumulation unit value information for units outstanding,  by Contract type, as of December 31, 2000 follows:

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
LIQUID ASSET
Currently payable annuity products:
   DVA 80 ................................................................                209       16.61                 $3
   DVA 100 ...............................................................              3,872       16.21                 63
Contracts in accumulation period:
   DVA 80 ................................................................            253,815       16.61              4,216
   DVA 100 ...............................................................            939,201       16.21             15,226
   DVA Series 100.........................................................             72,995       15.54              1,134
   DVA Plus - Standard (pre February 2000)................................            713,224       15.75             11,234
   DVA Plus- Standard (post February 2000)................................            146,440       15.59              2,283
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus -
     Standard (pre February 2000), ES II..................................         14,214,983       15.47            219,919
   DVA Plus - Annual Ratchet (post February 2000), Access -
     Standard (post February 2000), Premium Plus - Standard (post
     February 2000).......................................................          7,270,477       15.31            111,297
   DVA Plus - 7% Solution (pre February 2000), Access - Annual
     Ratchet (pre February 2000) & 5.5% Solution, Premium Plus -
     Annual Ratchet (pre February 2000) & 5.5% Solution...................          5,535,946       15.19             84,117
   Access - Annual Ratchet (post February 2000), Premium Plus -
     Annual Ratchet (post February 2000)..................................          2,183,030       15.03             32,816
   DVA Plus - 7% Solution (post February 2000)............................            302,892       14.94              4,527
   Access - 7% Solution (pre February 2000), Premium Plus - 7%
     Solution (pre February 2000).........................................          7,933,969       14.90            118,208
   DVA Plus - Max 7 (post February 2000)..................................            293,515       14.76              4,333
   Access - 7% Solution (post February 2000), Premium Plus - 7%
     Solution (post February 2000)........................................          2,657,053       14.67             38,987
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................          2,132,811       14.50             30,917
   Value..................................................................             23,532       16.41                386
                                                                                                            -------------------
                                                                                                                    $679,666
LIMITED MATURITY BOND
Currently payable annuity products:
   DVA 80 ................................................................              3,466       19.05                $66
   DVA 100 ...............................................................              8,666       18.60                161
Contracts in accumulation period:
   DVA 80.................................................................             26,854       19.05                512
   DVA 100 ...............................................................          1,088,342       18.60             20,240
   DVA Series 100.........................................................             11,209       17.83                200
   DVA Plus - Standard (pre February 2000)................................            322,729       18.08              5,837
   DVA Plus- Standard (post February 2000) ...............................             53,158       17.92                953
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus -
     Standard (pre February 2000), ES II..................................          3,621,501       17.76             64,327
   DVA Plus - Annual Ratchet (post February 2000), Access -
     Standard (post February 2000), Premium Plus - Standard (post
     February 2000).......................................................            849,473       17.60             14,952


                                                                 28

NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - 7% Solution (pre February 2000), Access - Annual
     Ratchet (pre February 2000) & 5.5% Solution, Premium Plus -
     Annual Ratchet (pre February 2000) & 5.5% Solution...................          1,769,355       17.45             30,867
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            321,370       17.29              5,555
   DVA Plus - 7% Solution (post February 2000)............................             49,754       17.18                855
   Access - 7% Solution (pre February 2000), Premium Plus -
     7% Solution (pre February 2000) .....................................          2,442,970       17.11             41,790
   DVA Plus - Max 7 (post February 2000)..................................             73,720       16.97              1,251
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            507,893       16.87              8,569
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            273,264       16.67              4,555
   Value..................................................................             13,071       18.84                246
   Access One ............................................................              1,095       19.77                 22
                                                                                                            -------------------
                                                                                                                    $200,958
LARGE CAP VALUE
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             81,093       10.56               $856
   DVA Plus- Standard (post February 2000)................................            147,571       10.55              1,557
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          2,138,069       10.55             22,546
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,537,946       10.54             16,210
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            770,213       10.53              8,111
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            942,003       10.53              9,915
   DVA Plus - 7% Solution (post February 2000)............................            181,541       10.52              1,910
   Access - 7% Solution (pre February 2000), Premium Plus -
     7% Solution (pre February 2000)......................................            961,611       10.52             10,112
   DVA Plus - Max 7 (post February 2000)..................................            177,361       10.51              1,864
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          1,403,629       10.51             14,747
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            993,651       10.50             10,430
   Value..................................................................             27,079       10.59                287
                                                                                                            -------------------
                                                                                                                     $98,545
HARD ASSETS
Currently payable annuity products:
   DVA 100 ...............................................................              3,703       17.10                $63
Contracts in accumulation period:
   DVA 80.................................................................             37,384       17.52                655
   DVA 100................................................................            305,640       17.10              5,227
   DVA Series 100 ........................................................             11,245       16.39                184
   DVA Plus - Standard (pre February 2000)................................             83,792       16.62              1,392
   DVA Plus- Standard (post February 2000)................................              2,937       16.50                 49


                                                                 29


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................            309,819       16.32              5,056
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...             57,353       16.20                929
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            598,436       16.03              9,592
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................             17,608       15.91                280
   DVA Plus - 7% Solution (post February 2000) ...........................              5,200       15.81                 82
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            861,668       15.72             13,543
   DVA Plus - Max 7 (post February 2000) .................................             18,820       15.62                294
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................             42,632       15.53                662
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            227,856       15.34              3,495
   Value .................................................................                337       17.31                  6
                                                                                                            -------------------
                                                                                                                     $41,509
ALL CAP
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             51,500       11.61               $598
   DVA Plus- Standard (post February 2000)................................             80,308       11.61                932
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          2,182,516       11.59             25,306
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)..
                                                                                    1,200,520       11.59             13,913
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................          1,155,496       11.58             13,379
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            819,316       11.57              9,482
   DVA Plus - 7% Solution (post February 2000) ...........................             70,600       11.57                817
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          1,620,720       11.56             18,740
   DVA Plus - Max 7 (post February 2000)..................................             98,842       11.56              1,142
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            780,053       11.55              9,011
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            986,100       11.54             11,381
   Value..................................................................             15,599       11.65                182
                                                                                                            -------------------
                                                                                                                    $104,883
REAL ESTATE
Currently payable annuity products:
   DVA 80 ................................................................                280       28.59                 $8
   DVA 100 ...............................................................              3,858       27.91                108


                                                                 30


                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
Contracts in accumulation period:
   DVA 80.................................................................             16,243       28.59                464
   DVA 100 ...............................................................            460,525       27.91             12,854
   DVA Series 100.........................................................              6,470       26.76                173
   DVA Plus - Standard (pre February 2000)................................            130,114       27.12              3,529
   DVA Plus- Standard (post February 2000)................................              7,229       26.93                195
   DVA Plus - Annual  Ratchet  (pre  February  2000) & 5.5%  Solution,
     Access - Standard (pre February 2000),  Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet .....           1,006,919       26.64             26,821
   DVA Plus - Annual  Ratchet  (post  February  2000),  Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)..             211,380       26.44              5,589
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................            738,550       26.16             19,321
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................             86,644       25.97              2,250
   DVA Plus - 7% Solution (post February 2000) ...........................             12,612       25.81                326
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            826,871       25.65             21,212
   DVA Plus - Max 7 (post February 2000)..................................             25,056       25.50                639
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................             77,442       25.34              1,963
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            192,508       25.04              4,820
   Value .................................................................              1,113       28.25                 31
                                                                                                            -------------------
                                                                                                                    $100,303
FULLY MANAGED
Currently payable annuity products:
   DVA 80 ................................................................                839       27.95          $      23
   DVA 100 ...............................................................             30,484       27.28                832
Contracts in accumulation period:
   DVA 80 ................................................................             40,691       27.95              1,137
   DVA 100................................................................          1,764,528       27.28             48,140
   DVA Series 100 ........................................................             26,037       26.15                681
   DVA Plus - Standard (pre February 2000),...............................            473,557       26.51             12,553
   DVA Plus- Standard (post February 2000)................................             30,174       26.32                794
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          3,264,322       26.04             84,988
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            507,008       25.84             13,103
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          3,165,782       25.57             80,951
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            185,069       25.38              4,697
   DVA Plus - 7% Solution (post February 2000)............................             61,545       25.23              1,552


                                                                 31

NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................          3,237,449       25.07             81,175
   DVA Plus - Max 7 (post February 2000)..................................             15,600       24.92                389
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            400,243       24.77              9,915
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            183,884       24.47              4,500
   Value .................................................................              8,003       27.62                221
                                                                                                            -------------------
                                                                                                                    $345,651
EQUITY INCOME
Currently payable annuity products:
   DVA 80 ................................................................              4,863       25.67               $125
   DVA 100 ...............................................................             38,356       25.06                961
Contracts in accumulation period:
   DVA 80.................................................................            158,144       25.67              4,059
   DVA 100................................................................          3,135,453       25.06             78,570
   DVA Series 100 ........................................................             41,479       24.02                996
   DVA Plus - Standard (pre February 2000)................................            324,404       24.35              7,898
   DVA Plus- Standard (post February 2000)................................             24,472       24.17                591
   DVA Plus - Annual  Ratchet  (pre  February  2000) & 5.5%  Solution,
     Access - Standard (pre February 2000),  Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet......
                                                                                    2,309,476       23.91             55,228
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)..
                                                                                      470,889       23.74             11,178
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................          2,237,389       23.49             52,548
   Access - Annual Ratchet (post February 2000), Premium Plus -
     Annual Ratchet (post February 2000) .................................            225,138       23.31              5,248
   DVA Plus - 7% Solution (post February 2000) ...........................             79,161       23.17              1,834
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................          2,552,792       23.03             58,792
   DVA Plus - Max 7 (post February 2000) .................................             30,890       22.89                707
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            311,484       22.75              7,087
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            238,986       22.48              5,372
   Value .................................................................             22,752       25.36                577
   Access One ............................................................                833       26.61                 22
                                                                                                            -------------------
                                                                                                                    $291,793
CAPITAL APPRECIATION
Currently payable annuity products:
   DVA 100 ...............................................................             30,808       26.03               $802
Contracts in accumulation period:
   DVA 80 ................................................................             18,401       26.49                487
   DVA 100................................................................          1,995,446       26.03             51,945
   DVA Series 100 ........................................................             25,937       25.24                655
   DVA Plus - Standard (pre February 2000)................................            453,894       25.50             11,575


                                                                 32


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus- Standard (post February 2000)................................             97,043       25.36              2,461
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          3,626,696       25.17             91,289
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,210,622       25.03             30,300
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................          4,174,489       24.85            103,716
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................            847,242       24.70             20,927
   DVA Plus - 7% Solution (post February 2000)............................            124,676       24.59              3,066
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          4,496,266       24.48            110,086
   DVA Plus - Max 7 (post February 2000) .................................            109,154       24.38              2,661
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            981,676       24.27             23,825
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            969,120       24.06             23,314
   Value .................................................................             31,436       26.26                825
                                                                                                            -------------------
                                                                                                                    $477,934
RISING DIVIDENDS
Currently payable annuity products:
   DVA 80 ................................................................              2,315       26.02                $60
   DVA 100 ...............................................................             10,311       25.64                264
Contracts in accumulation period:
   DVA 80.................................................................             33,987       26.02                884
   DVA 100................................................................          2,125,370       25.64             54,493
   DVA Series 100.........................................................             51,586       24.99              1,289
   DVA Plus - Standard (pre February 2000)................................          1,150,706       25.21             29,006
   DVA Plus- Standard (post February 2000)................................             95,313       25.09              2,391
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          8,035,273       24.94            200,360
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...
                                                                                    1,073,372       24.81             26,632
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          9,797,232       24.67            241,653
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            440,779       24.54             10,816
   DVA Plus - 7% Solution (post February 2000)............................            428,500       24.45             10,477
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          9,922,551       24.36            241,712
   DVA Plus - Max 7 (post February 2000)..................................            119,426       24.27              2,898
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            803,307       24.18             19,425


                                                                 33


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            713,282       24.00             17,122
   Value..................................................................             33,143       25.83                856
                                                                                                            -------------------
                                                                                                                    $860,338
EMERGING MARKETS
Currently payable annuity products:
   DVA 100 ...............................................................             18,228        7.98               $146
Contracts in accumulation period:
   DVA 80.................................................................             15,618        8.09                127
   DVA 100 ...............................................................            726,252        7.98              5,792
   DVA Series 100.........................................................             19,358        7.77                151
   DVA Plus - Standard (pre February 2000)................................            265,114        7.84              2,079
   DVA Plus- Standard (post February 2000)................................             34,186        7.80                267
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000),  Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......            268,805        7.76              2,085
   DVA Plus - Annual  Ratchet  (post  February  2000),  Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...             79,970        7.72                617
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            976,884        7.67              7,494
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................              6,725        7.63                 52
   DVA Plus - 7% Solution (post February 2000)............................             64,473        7.61                491
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................             36,306        7.58                275
   DVA Plus - Max 7 (post February 2000)..................................             37,058        7.55                280
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................              6,252        7.52                 47
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................              6,704        7.47                 50
                                                                                                            -------------------
                                                                                                                     $19,953
MARKET MANAGER
Contracts in accumulation period:
   DVA 100................................................................            238,516       27.75             $6,619

VALUE EQUITY
Currently payable annuity products:
   DVA 80 ................................................................                296       20.15                 $6
   DVA 100 ...............................................................              1,103       19.91                 22
Contracts in accumulation period:
   DVA 80 ................................................................              6,969       20.15                140
   DVA 100 ...............................................................            401,819       19.91              7,999
   DVA Series 100.........................................................             11,002       19.49                214
   DVA Plus - Standard (pre February 2000)................................            373,943       19.63              7,342
   DVA Plus- Standard (post February 2000) ...............................             23,912       19.55                468


                                                                 34



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          2,586,369       19.46             50,333
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            472,034       19.38              9,146
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          2,589,777       19.29             49,949
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            143,195       19.20              2,749
   DVA Plus - 7% Solution (post February 2000)............................             41,973       19.14                803
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          2,230,349       19.08             42,553
   DVA Plus - Max 7 (post February 2000)..................................             10,293       19.03                196
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            298,983       18.97              5,672
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            162,505       18.85              3,064
   Value .................................................................              3,296       20.02                 66
                                                                                                            -------------------
                                                                                                                    $180,722
STRATEGIC EQUITY
Currently payable annuity products:
   DVA 100 ...............................................................             29,192       19.30               $563
Contracts in accumulation period:
   DVA 80 ................................................................             33,313       19.51               $650
   DVA 100 ...............................................................            247,857       19.30              4,785
   DVA Series 100.........................................................              9,208       18.95                174
   DVA Plus - Standard (pre February 2000)................................            469,023       19.07              8,946
   DVA Plus- Standard (post February 2000) ...............................            107,927       19.00              2,051
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          4,824,610       18.92             91,300
   DVA Plus - Annual Ratchet (post February 2000), Access  - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,797,957       18.85             33,893
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          3,565,530       18.78             66,946
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................          1,149,145       18.70             21,490
   DVA Plus - 7% Solution (post February 2000)............................            185,121       18.65              3,453
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          4,283,689       18.60             79,684
   DVA Plus - Max 7 (post February 2000)..................................            149,363       18.55              2,771
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          1,203,898       18.50             22,276
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................          1,103,423       18.40             20,308
   Value..................................................................             22,904       19.41                444
                                                                                                            -------------------
                                                                                                                    $359,734

                                                                 34

NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
SMALL CAP
Currently payable annuity products:
   DVA 100 ...............................................................              6,108       18.77               $115
Contracts in accumulation period:
   DVA 80.................................................................             21,812       18.96                413
   DVA 100................................................................            366,134       18.77              6,872
   DVA Series 100.........................................................             14,421       18.44                266
   DVA Plus - Standard (pre February 2000)................................            457,260       18.54              8,476
   DVA Plus- Standard (post February 2000)................................             86,622       18.49              1,601
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          6,884,993       18.40            126,665
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...
                                                                                    1,586,595       18.35             29,116
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          5,436,276       18.26             99,255
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................          1,058,396       18.21             19,276
   DVA Plus - 7% Solution (post February 2000)............................            184,093       18.17              3,344
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................          4,812,017       18.12             87,196
   DVA Plus - Max 7 (post February 2000)..................................            140,651       18.07              2,542
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          1,163,996       18.03             20,986
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000..................................................            825,516       17.94             14,808
   Value .................................................................             60,739       18.86              1,146
   Access One ............................................................              1,040       19.25                 20
                                                                                                            -------------------
                                                                                                                    $422,097
MANAGED GLOBAL
Currently payable annuity products:
   DVA 100 ...............................................................             10,419       20.88               $218
Contracts in accumulation period:
   DVA 80.................................................................             17,976       21.22                381
   DVA 100 ...............................................................          1,876,847       20.88             39,190
   DVA Series 100.........................................................             34,905       20.30                709
   DVA Plus - Standard (pre February 2000)................................            583,929       20.44             11,937
   DVA Plus- Standard (post February 2000)................................            110,792       20.33              2,253
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          1,348,843       20.19             27,236
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            965,140       20.08             19,382
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          3,496,637       19.94             69,740





NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            648,150       19.83             12,855
   DVA Plus - 7% Solution (post February 2000)............................            406,790       19.75              8,034
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            565,653       19.67             11,126
   DVA Plus - Max 7 (post February 2000)..................................            138,197       19.59              2,707
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            621,115       19.51             12,116
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            522,271       19.34             10,103
   Value..................................................................             16,170       21.01                340
   Access One ............................................................                953       21.72                 20
                                                                                                            -------------------
                                                                                                                    $228,347
MID-CAP GROWTH
Currently payable annuity products:
   DVA 80 ................................................................                464       43.92                $20
   DVA 100 ...............................................................              6,727       43.37                292
Contracts in accumulation period:
   DVA 80.................................................................             34,342       43.92              1,509
   DVA 100................................................................          1,201,909       43.37             52,125
   DVA Series 100 ........................................................             21,975       42.42                932
   DVA Plus - Standard (pre February 2000)................................            519,800       42.70             22,193
   DVA Plus- Standard (post February 2000)................................            122,975       42.56              5,234
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          7,313,425       42.23            308,877
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,992,588       42.16             84,008
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          5,926,552       41.89            248,288
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................          1,290,685       41.76             53,902
   DVA Plus - 7% Solution (post February 2000) ...........................            186,073       41.63              7,746
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          6,423,421       41.50            266,562
   DVA Plus - Max 7 (post February 2000) .................................            162,554       41.37              6,725
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................          1,240,675       41.24             51,162
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................          1,099,617       40.98             45,058
   Granite PrimElite - Standard ..........................................              3,616       42.70                155
   Granite PrimElite - Annual Ratchet.....................................             27,638       42.23              1,167
   Value..................................................................             48,259       43.64              2,106
                                                                                                            -------------------
                                                                                                                  $1,158,061
CAPITAL GROWTH
Contracts in accumulation period:
   DVA 80.................................................................              4,517       17.71                $80
   DVA 100................................................................            310,535       17.54              5,447


                                                                 37


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Series 100.........................................................             10,129       17.25                175
   DVA Plus - Standard (pre February 2000)................................            603,420       17.33             10,460
   DVA Plus- Standard (post February 2000)................................             87,080       17.29              1,506
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II,..........................................          6,881,891       17.21            118,442
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,239,023       17.17             21,271
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................          6,622,519       17.09            113,149
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            740,611       17.04             12,623
   DVA Plus - 7% Solution (post February 2000)............................            181,294       17.00              3,083
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          8,274,067       16.96            140,348
   DVA Plus - Max 7 (post February 2000)..................................            116,196       16.92              1,966
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          1,171,869       16.88             19,782
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            874,247       16.80             14,687
   Value..................................................................             21,556       17.63                380
                                                                                                            -------------------
                                                                                                                    $463,399
RESEARCH
Contracts in accumulation period:
   DVA 80 ................................................................              6,559       27.39               $180
   DVA 100................................................................            345,241       27.05              9,340
   DVA Series 100 ........................................................             18,310       26.46                484
   DVA Plus - Standard (pre February 2000)................................            604,614       26.63             16,103
   DVA Plus- Standard (post February 2000)................................             86,539       26.55              2,298
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          8,149,685       26.39            215,099
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,500,906       26.30             39,472
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          7,760,199       26.13            202,800
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            973,963       26.05             25,373
   DVA Plus - 7% Solution (post February 2000)............................            378,215       25.97              9,822
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          8,763,559       25.89            226,859
   DVA Plus - Max 7 (post February 2000)..................................            160,258       25.81              4,135
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................          1,007,294       25.72             25,911
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            807,166       25.56             20,632


                                                                 38


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Granite PrimElite - Standard...........................................              3,075       26.63                 82
   Granite PrimElite - Annual Ratchet.....................................             36,485       26.39                963
   Value..................................................................             35,827       27.23                975
                                                                                                            -------------------
                                                                                                                    $800,528
TOTAL RETURN
Contracts in accumulation period:
   DVA 80.................................................................              8,319       21.54               $179
   DVA 100................................................................            329,747       21.27              7,013
   DVA Series 100.........................................................              7,790       20.80                162
   DVA Plus - Standard (pre February 2000)................................            768,269       20.94             16,086
   DVA Plus- Standard (post February 2000)................................             96,349       20.87              2,011
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          9,222,564       20.75            191,336
   DVA Plus - Annual Ratchet (post February 2000), Access  - Standard
    (post February 2000), Premium Plus - Standard (post February 2000)....          1,350,560       20.68             27,924
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          6,431,976       20.55             132,146
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            597,315       20.48              12,233
   DVA Plus - 7% Solution (post February 2000)............................            205,502       20.42               4,195
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................          9,095,578       20.35             185,107
   DVA Plus - Max 7 (post February 2000) .................................            102,750       20.29               2,084
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            836,664       20.22              16,920
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            506,976       20.10              10,188
   Granite PrimElite - Standard...........................................              4,433       20.94                  93
   Granite PrimElite - Annual Ratchet ....................................             27,675       20.75                 574
   Value .................................................................             28,821       21.40                 617
                                                                                                             -------------------
                                                                                                                     $608,868
GROWTH
Contracts in accumulation period:
   DVA 80.................................................................             33,891       22.65                $768
   DVA 100................................................................            776,539       22.44              17,425
   DVA Series 100.........................................................             28,302       22.07                 624
   DVA Plus - Standard (pre February 2000) ...............................            913,550       22.17              20,257
   DVA Plus- Standard (post February 2000)................................            325,133       22.12               7,192
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II ..........................................         18,211,995       22.02             400,965
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          4,730,311       21.96             103,884
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................         13,563,137       21.86             296,433


                                                                 39


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................          3,020,949       21.80              65,867
   DVA Plus - 7% Solution (post February 2000)............................            693,052       21.75              15,074
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................         18,166,964       21.70             394,196
   DVA Plus - Max 7 (post February 2000)..................................            437,723       21.65               9,475
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          3,791,737       21.59              81,880
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................          2,741,325       21.49              58,911
   Value..................................................................             89,147       22.55               2,010
   Access One ............................................................                808       22.98                  19
                                                                                                             -------------------
                                                                                                                   $1,474,980
GLOBAL FIXED INCOME
Contracts in accumulation period:
   DVA 80.................................................................                  1       12.19                  $-
   DVA 100................................................................             23,535       12.03                 283
   DVA Plus - Standard (pre February 2000)................................             59,545       11.85                 705
   DVA Plus- Standard (post February 2000)................................             16,337       11.81                 193
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II ..........................................          1,222,759       11.74              14,352
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)..
                                                                                      380,506       11.70               4,451
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            490,596       11.62               5,703
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            149,939       11.59               1,738
   DVA Plus - 7% Solution (post February 2000)............................             14,625       11.55                 169
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            774,315       11.51               8,916
   DVA Plus - Max 7 (post February 2000)..................................             16,854       11.48                 194
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            183,296       11.44               2,097
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            101,438       11.37               1,153
   Value..................................................................              3,821       12.11                  46
                                                                                                             -------------------
                                                                                                                      $40,000
DEVELOPING WORLD
Contracts in accumulation period:
   DVA 80 ................................................................              1,553        7.71                 $12
   DVA 100................................................................             27,070        7.67                 208
   DVA Plus - Standard (pre February 2000)................................             48,529        7.61                 369
   DVA Plus- Standard (post February 2000)................................             43,664        7.60                 332
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          2,014,773        7.58              15,271


                                                                 40


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            760,058        7.57               5,752
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            991,863        7.55               7,485
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            609,636        7.54               4,594
   DVA Plus - 7% Solution (post February 2000)............................             52,533        7.52                 395
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          1,788,603        7.51              13,439
   DVA Plus - Max 7 (post February 2000)..................................             35,033        7.50                 263
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            549,427        7.49               4,116
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            259,187        7.47               1,936
   Value..................................................................             29,347        7.69                 226
                                                                                                             -------------------
                                                                                                                      $54,398
ASSET ALLOCATION GROWTH
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................              9,294        9.38                 $87
   DVA Plus- Standard (post February 2000)................................              5,894        9.38                  55
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................             41,334        9.38                 388
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            123,421        9.38               1,157
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................             25,334        9.37                 238
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            101,509        9.37                 951
   DVA Plus - 7% Solution (post February 2000)............................              7,201        9.37                  68
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................             36,958        9.37                 346
   DVA Plus - Max 7 (post February 2000)..................................             11,921        9.37                 112
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................             66,092        9.37                 619
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................             72,072        9.37                 675
                                                                                                             -------------------
                                                                                                                       $4,696
DIVERSIFIED MID CAP
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             6,748         9.88                 $66
   DVA Plus- Standard (post February 2000)................................             5,137         9.88                  50
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           290,230         9.88               2,867


                                                                 41


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual  Ratchet  (post  February  2000),  Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           131,431         9.88               1,298
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................           185,852         9.87               1,835
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................            80,992         9.87                 799
   DVA Plus - 7% Solution (post February 2000)............................             9,164         9.87                  90
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................           285,263         9.87               2,816
   DVA Plus - Max 7 (post February 2000)..................................            10,627         9.87                 109
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            55,360         9.87                 546
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            89,462         9.87                 882
                                                                                                             -------------------
                                                                                                                      $11,358
INVESTORS SERIES Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................            13,281        11.28                $150
   DVA Plus- Standard (post February 2000)................................            29,577        11.27                 333
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II ..........................................           539,461        11.26               6,075
   DVA Plus - Annual Ratchet (post February 2000), Access  - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           313,828        11.26               3,533
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................           198,869        11.25               2,236
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................           202,765        11.24               2,280
   DVA Plus - 7% Solution (post February 2000)............................            21,065        11.24                 237
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................           234,838        11.23               2,637
   DVA Plus - Max 7 (post February 2000)..................................            11,867        11.23                 133
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................           145,735        11.22               1,635
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           191,223        11.21               2,144
   Value..................................................................            14,613        11.31                 165
                                                                                                             -------------------
                                                                                                                      $21,558
GROWTH & INCOME SERIES
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             3,617         9.95                 $36
   DVA Plus- Standard (post February 2000) ...............................            23,267         9.95                 231
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           274,785         9.94               2,733


                                                                 42


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           170,460         9.94               1,695
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            88,531         9.94                 880
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................           128,409         9.94               1,276
   DVA Plus - 7% Solution (post February 2000)............................            19,469         9.94                 193
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................           283,250         9.94               2,815
   DVA Plus - Max 7 (post February 2000)..................................            21,427         9.94                 213
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................           148,807         9.93               1,478
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           113,353         9.93               1,126
   Value..................................................................             5,022         9.96                  50
                                                                                                             -------------------
                                                                                                                      $12,726
SPECIAL SITUATIONS
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             2,315         8.89                 $21
   DVA Plus- Standard (post February 2000)................................            18,016         8.89                 160
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           121,670         8.89               1,081
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            76,347         8.89                 678
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            85,716         8.89                 762
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            66,473         8.88                 591
   DVA Plus - 7% Solution (post February 2000)............................             9,174         8.88                  81
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................           131,190         8.88               1,165
   DVA Plus - Max 7 (post February 2000)..................................             5,866         8.88                  52
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            62,575         8.88                 556
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            83,761         8.88                 744
                                                                                                             -------------------
                                                                                                                       $5,891
ING GLOBAL BRAND NAMES
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................            10,619         8.76                 $93
   DVA Plus- Standard (post February 2000)................................             8,037         8.76                  70
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           110,552         8.75                 968


                                                                 43


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT            EXTENDED
                               DIVISION/CONTRACT                                       UNITS        VALUE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (In thousands)
   DVA Plus - Annual  Ratchet  (post  February  2000),  Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           169,871         8.75               1,486
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            21,575         8.75                 189
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            85,307         8.74                 746
   DVA Plus - 7% Solution (post February 2000)............................            39,547         8.74                 346
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            28,853         8.74                 252
   DVA Plus - Max 7 (post February 2000)..................................             7,369         8.73                  64
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            84,578         8.73                 738
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            68,648         8.72                 599
   Value..................................................................               336         8.78                   3
                                                                                                             -------------------
                                                                                                                       $5,554
PIMCO HIGH YIELD BOND
Contracts in accumulation period:
   DVA 80.................................................................                 1        10.17                   -
   DVA 100................................................................           126,903        10.12              $1,284
   DVA Series 100.........................................................               948        10.03                  10
   DVA Plus - Standard (pre February 2000)................................           362,732        10.05               3,645
   DVA Plus- Standard (post February 2000)................................            63,647        10.04                 639
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................         5,140,417        10.01              51,454
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           908,512         9.97               9,082
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................         3,158,188         9.97              31,485
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................           498,509         9.96               4,963
   DVA Plus - 7% Solution (post February 2000)............................           111,021         9.94               1,104
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................         4,861,887         9.93              48,273
   DVA Plus - Max 7 (post February 2000)..................................            64,046         9.92                 635
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................           631,991         9.90               6,258
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           386,288         9.88               3,815
   Value..................................................................            20,732        10.15                 210
                                                                                                             -------------------
                                                                                                                     $162,857
PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
   DVA 80.................................................................               399        11.91                  $5
   DVA 100................................................................           117,131        11.85               1,388


                                                                 44


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                       UNITS        VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Series 100.........................................................             2,489        11.73                  29
   DVA Plus - Standard (pre February 2000)................................           281,922        11.77               3,317
   DVA Plus- Standard (post February 2000) ...............................            86,637        11.75               1,018
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................         6,006,923        11.72              70,399
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...         1,178,840        11.70              13,797
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................         4,659,705        11.67              54,389
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................           624,891        11.66               7,284
   DVA Plus - 7% Solution (post February 2000)............................           187,618        11.64               2,184
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................         6,921,410        11.62              80,461
   DVA Plus - Max 7 (post February 2000)..................................            70,828        11.61                 822
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................         1,176,897        11.59              13,644
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           829,397        11.56               9,589
   Value..................................................................            13,298        11.88                 158
                                                                                                             -------------------
                                                                                                                     $258,484
PRUDENTIAL JENNISON PORTFOLIO
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             2,731         7.85                 $21
   DVA Plus- Standard (post February 2000)................................            37,201         7.85                 292
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           194,916         7.85               1,529
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           242,694         7.84               1,902
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................            64,129         7.84                 503
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            92,165         7.84                 722
   DVA Plus - 7% Solution (post February 2000)............................            15,840         7.83                 124
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            75,572         7.83                 592
   DVA Plus - Max 7 (post February 2000)..................................            19,630         7.83                 154
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            89,929         7.82                 704
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           152,003         7.82               1,189
                                                                                                             -------------------
                                                                                                                       $7,732


                                                                 45


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT            EXTENDED
                               DIVISION/CONTRACT                                       UNITS        VALUE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
SP JENNISON INTERNATIONAL PORTFOLIO
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             7,751         8.57                 $66
   DVA Plus- Standard (post February 2000)................................             6,381         8.57                  55
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................            65,551         8.56                 561
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            44,024         8.56                 377
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            64,843         8.56                 555
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................            58,710         8.56                 503
   DVA Plus - 7% Solution (post February 2000)............................             3,557         8.56                  30
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            15,695         8.56                 134
   DVA Plus - Max 7 (post February 2000) .................................             7,516         8.56                  64
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            12,698         8.55                 109
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            28,074         8.55                 240
   Value..................................................................             2,995         8.57                  26
                                                                                                             -------------------
                                                                                                                       $2,720
SMITH BARNEY APPRECIATION
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................               419        18.16                  $8
   Granite PrimElite - Annual Ratchet.....................................            45,655        18.03                 823
                                                                                                             -------------------
                                                                                                                         $831
SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................             4,903        12.56                 $62
   Granite PrimElite - Annual Ratchet.....................................            30,852        12.46                 384
                                                                                                             -------------------
                                                                                                                         $446
SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................             3,364        21.34                 $72
   Granite PrimElite - Annual Ratchet.....................................            29,285        21.16                 620
                                                                                                             -------------------
                                                                                                                         $692
SMITH BARNEY INTERNATIONAL EQUITY
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................             2,260        17.89                $ 40
   Granite PrimElite - Annual Ratchet.....................................            23,397        17.74                 415
                                                                                                             -------------------
                                                                                                                         $455
SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................            10,771        12.38                $133
   Granite PrimElite - Annual Ratchet.....................................             1,839        12.27                  23
                                                                                                             -------------------
                                                                                                                         $156


                                                                 46


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                       UNITS        VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
INTERNATIONAL EQUITY
Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......          5,535,477       11.37             $62,958
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          2,474,742       11.37              28,140
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          5,326,265       11.29              60,130
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            685,944       11.18               7,669
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................          1,257,278       11.43              14,365
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            804,897       11.34               9,130
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................          1,033,869       11.23              11,615
   Value..................................................................             52,151       11.73                 611
                                                                                                             -------------------
                                                                                                                     $194,618
ASSET ALLOCATION
Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......             10,075       10.78                $109
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................              4,515       10.76                  49
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................             18,669       10.74                 200
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...             70,287       10.78                 757
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................              6,792       10.76                  73
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................             18,516       10.73                 199
                                                                                                             -------------------
                                                                                                                       $1,387
EQUITY
Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......             10,577       11.41              $  121
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................             12,157       11.39                 138


                                                                 47


NOTE 7 - UNIT VALUES (CONTINUED)
                                                                                                     UNIT            EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................              6,672       11.37                  76
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...             46,533       11.41                 531
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................              3,426       11.38                  39
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................             14,623       11.36                 166
                                                                                                             -------------------
                                                                                                                       $1,071
GROWTH & INCOME Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000),  Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet......               9,132       10.98                $100
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................                992       10.96                  11
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................              3,904       10.94                  43
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...              4,780       10.98                  52
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................              7,086       10.93                  78
                                                                                                             -------------------
                                                                                                                         $284
HIGH QUALITY BOND
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              4,745       11.05                 $53
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...              2,299       11.04                  25
                                                                                                             -------------------
                                                                                                                          $78
SMALL COMPANY GROWTH
Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......              1,744       13.35                 $23
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................              1,380       13.32                  19
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...              1,108       13.34                  15
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................                466       13.32                   6


                                                                 48


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT            EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................                627       13.28                   8
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................                100       13.27                   1
                                                                                                             -------------------
                                                                                                                          $72
                                                                                                             -------------------
COMBINED..................................................................        483,096,286                      $9,712,952
                                                                                ===============              ===================


                                                                 49

                       STATEMENT OF ADDITIONAL INFORMATION

                        GOLDENSELECT PREMIUM PLUS GALAXY

                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT

                                    ISSUED BY
                               SEPARATE ACCOUNT B

                                       OF
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, Pennsylvania 19380-1478 or telephone 1-800-366-0066.

                             DATE OF PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION:
                                   May 1, 2001

                                TABLE OF CONTENTS

ITEM                                                                       PAGE

Introduction                                                                  1
Description of Golden American Life Insurance Company                         1
Safekeeping of Assets                                                         1
The Administrator                                                             1
Independent Auditors                                                          1
Distribution of Contracts                                                     1
Performance Information                                                       2
IRA Partial Withdrawal Option                                                10
Other Information                                                            10
Financial Statements of Separate Account B                                   11

                                  INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.

              DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, Equitable of Iowa and ING Groep, N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with approximately $605 billion in assets as of December 31, 2000.

As of December 31, 2000, Golden American had approximately $617.1 million in stockholder's equity and approximately $11.9 billion in total assets, including approximately $9.8 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable insurance products. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who is licensed to do variable annuity business in the states of New York and Delaware.

                              SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Separate Account B.

                                THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. No charges were billed to Golden American by Equitable Life pursuant to the service agreement in 1997. Equitable Life billed Golden American $930,000 and $1,109,000 pursuant to the service agreement in 2000 and 1999, respectively.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Separate Account B.

                            DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions during the year ended December 31, 1998 and December 31, 1999. For the year ended December 31, 2000 only a single broker/dealer institution sold more than 10% of Golden American's variable insurance products. For the years ended 2000, 1999 and 1998 commissions paid by Golden American, including amounts paid by its subsidiary, First Golden American Life Insurance Company of

New York, to Directed Services, Inc. aggregated $208,883,000, $181,536,000 and $117,470,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of Directed Services, Inc. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $21,296,000, $10,136,000 and $4,771,000 for the years ended 2000, 1999 and 1998, respectively.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts of Separate Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC. Negative values are denoted by minus signs ("-").

Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, four death benefit options are available. The following performance values reflect the election at issue of the 7% Solution Enhanced Death Benefit, thus providing values reflecting the highest aggregate contract charges. In addition, the performance values reflect the selection of the most costly optional benefit rider. If one of the other death benefit options had been elected, or if another optional benefit rider or no rider had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS
Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses which includes deductions for the mortality and expense risk charge and the administrative charge accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield = [(Base Period Return) +1)**365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 2000 to December 31, 2000 were 4.27% and 4.36% respectively.


SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS
Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

     Yield = 2 x [((a - b)/(c x d) + 1)**6 - 1]

Where:    [a]  equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b]  equals the expenses accrued for the period (net of
               reimbursements)
          [c]  equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d]  equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Separate Account B is earned from the increase in net asset value of shares of the investmenr portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.



SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

     P(1+T)**(n)=ERV

Where:    (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, the mortality and expense risk charges and maximum optional benefit rider charge. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Except for the GCG Trust International Equity, GCG Trust Internet Tollkeeper, Pilgrim VP MagnaCap, Pilgrim VP SmallCap Opportunities, Pilgrim VP Growth Opportunities, Profund VP Bull, Profund VP Small-Cap subaccounts which had not commenced operations as of December 31, 2000, Average Annual Total Return for the Subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.75%, administrative charges of 0.15%, contract administration charge annualized at 0.05%, living benefit rider charge annualized at 0.75% for all portfolios except Liquid Asset and Limited Maturity Bond which are annualized at 0.50%, the earnings multiplier benefit rider charge annualized at 0.30%, and applicable surrender charge of 8.00% for the one year period and 7.00% for the five year period, for the year ending December 31, 2000 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Standardized with Rider Charges
-----------------------------------------------------------------------------------------

                                                                           FROM       INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION       DATE
THE GCG TRUST
Liquid Asset                           -4.83%       0.99%       1.78%       2.30%      1/25/89
Limited Maturity Bond                  -3.20%       1.14%       3.00%       3.50%      1/25/89
Core Bond                              -9.83%      -2.64%        n/a        0.40%      10/7/94
Fully Managed                          10.68%       9.13%       8.84%       6.83%      1/25/89
Total Return                            5.35%       9.06%        n/a       10.53%      10/7/94
Asset Allocation Growth                  n/a         n/a         n/a      -14.54%     10/02/00
Equity Income                           1.85%       5.07%       6.52%       6.10%      1/25/89
All Cap                                  n/a         n/a         n/a        6.54%       2/1/00
Growth and Income                        n/a         n/a         n/a       -8.88%     10/02/00
Real Estate                            19.51%       8.63%      11.99%       7.03%      1/25/89
Value Equity                           -2.20%       5.28%        n/a        9.72%       1/1/95
Investors                                n/a         n/a         n/a        3.23%       2/1/00
Rising Dividends                      -12.81%      11.28%        n/a       11.82%      10/4/93
Managed Global                        -24.94%      13.94%        n/a        7.31%     10/21/92
Large Cap Value                          n/a         n/a         n/a       -3.86%       2/1/00
Hard Assets                           -15.39%      -1.07%       3.60%       2.67%      1/25/89
Diversified Mid-Cap                      n/a         n/a         n/a       -9.54%     10/02/00
Research                              -15.14%      12.79%        n/a       15.08%      10/7/94
Capital Growth                        -27.44%        n/a         n/a        9.73%       4/1/96
Capital Appreciation                  -25.59%       9.12%        n/a        9.78%       5/4/92
Small Cap                             -28.51%        n/a         n/a       10.67%       1/2/96
Mid-Cap Growth                         -2.71%      24.12%        n/a       24.33%      10/7/94
Strategic Equity                      -22.84%      11.27%        n/a       10.76%      10/2/95
Special Situations                       n/a         n/a         n/a      -19.42%     10/02/00
Growth                                -32.17%        n/a         n/a       15.83%       4/1/96
Developing World                      -43.71%        n/a         n/a      -14.17%      2/18/98

THE GALAXY VIP FUNDS
VIP High Quality Bond Fund              1.81%        n/a         n/a        0.51%      10/1/99
VIP Asset Allocation Fund              -8.63%        n/a         n/a       -1.56%      10/1/99
VIP Growth and Income Fund             -5.31%        n/a         n/a        0.02%      10/1/99
VIP Small Company Growth Fund         -19.47%        n/a         n/a       18.48%      10/1/99
VIP Equity Fund                       -12.54%        n/a         n/a        3.45%      10/1/99

THE PIMCO TRUST
High Yield Bond                       -11.59%*       n/a         n/a       -4.54%*      5/1/98
StocksPLUS Growth and Income          -19.99%*       n/a         n/a        1.88%*      5/1/98

PILGRIM VARIABLE INSURANCE TRUST
Pilgrim ING Global Brand Names           n/a         n/a         n/a      -21.32%*      5/1/00

THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison                      n/a         n/a         n/a      -30.32%       5/1/00
SP Jennison International Growth         n/a         n/a         n/a      -22.67%     10/02/00

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                  -36.01%        n/a         n/a        0.06%       4/1/96

* Total return calculation reflects certain waivers of portfolio fees and expenses.

The same Subaccounts presented on a standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.75%, administrative charges of 0.15%, contract administration charge annualized at 0.05%, and applicable surrender charge, but without the rider charges, for the year ending December 31, 2000 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Standardized without Rider Charges
---------------------------------------------------------------------------------------------

                                                                           FROM       INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION       DATE
THE GCG TRUST
Liquid Asset                           -4.00%       1.85%       2.59%       3.12%      1/25/89
Limited Maturity Bond                  -2.35%       2.01%       3.83%       4.34%      1/25/89
Core Bond                              -9.00%      -1.68%        n/a        1.31%      10/7/94
Fully Managed                          11.62%      10.01%       9.67%       7.76%      1/25/89
Total Return                            6.25%       9.92%        n/a       11.37%      10/7/94
Asset Allocation Growth                  n/a         n/a         n/a      -14.34%     10/02/00
Equity Income                           2.75%       5.97%       7.38%       6.99%      1/25/89
All Cap                                  n/a         n/a         n/a        7.41%       2/1/00
Growth and Income                        n/a         n/a         n/a       -8.68%     10/02/00
Real Estate                            20.47%       9.49%      12.72%       7.96%      1/25/89
Value Equity                           -1.33%       6.15%        n/a       10.52%       1/1/95
Investors                                n/a         n/a         n/a        4.10%       2/1/00
Rising Dividends                      -12.01%      12.09%        n/a       12.63%      10/4/93
Managed Global                        -24.22%      14.78%        n/a        8.28%     10/21/92
Large Cap Value                          n/a         n/a         n/a       -3.04%       2/1/00
Hard Assets                           -14.58%      -0.17%       4.46%       3.62%      1/25/89
Diversified Mid-Cap                      n/a         n/a         n/a       -9.34%     10/02/00
Research                              -14.39%      13.60%        n/a       15.86%      10/7/94
Capital Growth                        -26.73%        n/a         n/a       10.52%       4/1/96
Capital Appreciation                  -24.87%       9.93%        n/a       10.59%       5/4/92
Small Cap                             -27.84%        n/a         n/a       11.49%       1/2/96
Mid-Cap Growth                         -1.92%      24.96%        n/a       25.13%      10/7/94
Strategic Equity                      -22.16%      12.10%        n/a       11.59%      10/2/95
Special Situations                       n/a         n/a         n/a      -19.22%     10/02/00
Growth                                -31.51%        n/a         n/a       16.64%       4/1/96
Developing World                      -43.10%        n/a         n/a      -13.21%      2/18/98

THE GALAXY VIP FUNDS
VIP High Quality Bond Fund              2.69%        n/a         n/a        1.39%      10/1/99
VIP Asset Allocation Fund              -7.83%        n/a         n/a       -0.72%      10/1/99
VIP Growth and Income Fund             -4.47%        n/a         n/a        0.88%      10/1/99
VIP Small Company Growth Fund         -18.75%        n/a         n/a       19.30%      10/1/99
VIP Equity Fund                       -11.76%        n/a         n/a        4.28%      10/1/99

THE PIMCO TRUST
High Yield Bond                       -10.78%*       n/a         n/a       -3.61%*      5/1/98
StocksPLUS Growth and Income          -19.25%*       n/a         n/a        2.76%*      5/1/98

PILGRIM VARIABLE INSURANCE TRUST
Pilgrim ING Global Brand Names           n/a         n/a         n/a      -20.76%*      5/1/00

THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison                      n/a         n/a         n/a      -29.81%       5/1/00
SP Jennison International Growth         n/a         n/a         n/a      -22.48%     10/02/00

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                  -35.35%        n/a         n/a        0.96%       4/1/96

* Total return calculation reflects certain waivers of portfolio fees and expenses.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

     P(1+T)**(n)]=ERV

Where:
          (1)  [P]   equals a hypothetical initial premium payment of $1,000
          (2)  [T]   equals an average annual total return
          (3)  [n]   equals the number of years
          (4)  [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period
                     (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge for the Max 7 Enhanced Death Benefit, the administrative charges and the optional benefit rider charge but not the deduction of the maximum sales load and the annual contract fee.

All total return figures reflect the deduction of the mortality and expense risk charge for the Max 7 Enhanced Death Benefit, the administrative charges and the optional benefit rider charge but not the deduction of the maximum sales load and the annual contract fee.

Except for the GCG Trust International Equity, GCG Trust Internet Tollkeeper, Pilgrim VP MagnaCap, Pilgrim VP SmallCap Opportunities, Pilgrim VP Growth Opportunities, Profund VP Bull, Profund VP Small-Cap subaccounts which had not commenced operations as of December 31, 2000, Average Annual Total Return for the Subaccounts presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.75%, administrative charges of 0.15%, living benefit rider charge annualized at 0.75% for all portfolios except Liquid Asset and Limited Maturity Bond which are annualized at 0.50%, the earnings multiplier benefit rider charge annualized at 0.30%, for the year ending December 31, 2000 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Non-Standardized with Rider Charges
---------------------------------------------------------------------------------------------

                                                                           FROM       INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION       DATE
THE GCG TRUST
Liquid Asset                            3.22%       2.34%       1.82%       2.33%      1/25/89
Limited Maturity Bond                   4.85%       2.49%       3.04%       3.54%      1/25/89
Core Bond                              -1.78%      -1.08%        n/a        1.21%      10/7/94
Fully Managed                          18.73%      10.14%       8.87%       6.87%      1/25/89
Total Return                           13.40%      10.07%        n/a       11.03%      10/7/94
Asset Allocation Growth                  n/a         n/a         n/a       -6.54%     10/02/00
Equity Income                           9.89%       6.23%       6.55%       6.14%      1/25/89
All Cap                                  n/a         n/a         n/a       14.54%       2/1/00
Growth and Income                        n/a         n/a         n/a       -0.88%     10/02/00
Real Estate                            27.56%       9.66%      12.02%       7.07%      1/25/89
Value Equity                            5.85%       6.43%        n/a       10.38%       1/1/95
Investors                                n/a         n/a         n/a       11.23%       2/1/00
Rising Dividends                       -4.76%      12.21%        n/a       12.06%      10/4/93
Managed Global                        -16.89%      14.79%        n/a        7.43%     10/21/92
Large Cap Value                          n/a         n/a         n/a        4.14%       2/1/00
Hard Assets                            -7.34%       0.40%       3.64%       2.71%      1/25/89
Diversified Mid-Cap                      n/a         n/a         n/a       -1.54%     10/02/00
Research                               -7.10%      13.67%        n/a       15.49%      10/7/94
Capital Growth                        -19.40%        n/a         n/a       10.78%       4/1/96
Capital Appreciation                  -17.54%      10.13%        n/a        9.86%       5/4/92
Small Cap                             -20.46%        n/a         n/a       11.62%       1/2/96
Mid-Cap Growth                          5.33%      24.73%        n/a       24.61%      10/7/94
Strategic Equity                      -14.80%      12.20%        n/a       11.52%      10/2/95
Special Situations                       n/a         n/a         n/a      -11.42%     10/02/00
Growth                                -24.12%        n/a         n/a       16.69%       4/1/96
Developing World                      -35.66%        n/a         n/a      -10.57%      2/18/98

THE GALAXY VIP FUNDS
VIP High Quality Bond Fund              9.86%        n/a         n/a        6.91%      10/1/99
VIP Asset Allocation Fund              -0.58%        n/a         n/a        4.87%      10/1/99
VIP Growth and Income Fund              2.74%        n/a         n/a        6.43%      10/1/99
VIP Small Company Growth Fund         -11.42%        n/a         n/a       24.62%      10/1/99
VIP Equity Fund                        -4.49%        n/a         n/a        9.80%      10/1/99

THE PIMCO TRUST
High Yield Bond                        -3.54%*       n/a         n/a       -1.35%*      5/1/98
StocksPLUS Growth and Income          -11.95%*       n/a         n/a        4.75%*      5/1/98

PILGRIM VARIABLE INSURANCE TRUST
Pilgrim ING Global Brand Names           n/a         n/a         n/a      -13.32%*      5/1/00

THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison                      n/a         n/a         n/a      -22.32%       5/1/00
SP Jennison International Growth         n/a         n/a         n/a      -14.67%     10/02/00

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                  -27.97%        n/a         n/a        1.52%       4/1/96

* Total return calculation reflects certain waivers of portfolio fees and expenses.

The same Subaccounts presented on a non-standardized basis, which includes deductions for the maximum mortality and expense risk charge for the Max 7 Enhanced Death Benefit of 1.75%, administrative charges of 0.15%, but without the rider charges, for the year ending December 31, 2000 were as follows:

Average Annual Total Return for Periods Ending 12/31/00 - Non-Standardized without Rider Charges
------------------------------------------------------------------------------------------------

                                                                           FROM       INCEPTION
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION       DATE
THE GCG TRUST
Liquid Asset                            4.05%       3.17%       2.64%       3.16%      1/25/89
Limited Maturity Bond                   5.69%       3.31%       3.87%       4.37%      1/25/89
Core Bond                              -0.96%      -0.18%        n/a        2.08%      10/7/94
Fully Managed                          19.67%      10.99%       9.70%       7.79%      1/25/89
Total Return                           14.30%      10.90%        n/a       11.85%      10/7/94
Asset Allocation Growth                  n/a         n/a         n/a       -6.34%     10/02/00
Equity Income                          10.80%       7.09%       7.41%       7.02%      1/25/89
All Cap                                  n/a         n/a         n/a       15.41%       2/1/00
Growth and Income                        n/a         n/a         n/a       -0.68%     10/02/00
Real Estate                            28.52%      10.48%      12.75%       8.00%      1/25/89
Value Equity                            6.72%       7.27%        n/a       11.15%       1/1/95
Investors                                n/a         n/a         n/a       12.10%       2/1/00
Rising Dividends                       -3.96%      13.00%        n/a       12.86%      10/4/93
Managed Global                        -16.17%      15.61%        n/a        8.39%     10/21/92
Large Cap Value                          n/a         n/a         n/a        4.96%       2/1/00
Hard Assets                            -6.54%       1.24%       4.50%       3.65%      1/25/89
Diversified Mid-Cap                      n/a         n/a         n/a       -1.34%     10/02/00
Research                               -6.35%      14.46%        n/a       16.26%      10/7/94
Capital Growth                        -18.69%        n/a         n/a       11.55%       4/1/96
Capital Appreciation                  -16.83%      10.90%        n/a       10.67%       5/4/92
Small Cap                             -19.79%        n/a         n/a       12.41%       1/2/96
Mid-Cap Growth                          6.13%      25.56%        n/a       25.41%      10/7/94
Strategic Equity                      -14.11%      13.00%        n/a       12.34%      10/2/95
Special Situations                       n/a         n/a         n/a      -11.22%     10/02/00
Growth                                -23.47%        n/a         n/a       17.48%       4/1/96
Developing World                      -35.05%        n/a         n/a       -9.68%      2/18/98

THE GALAXY VIP FUNDS
VIP High Quality Bond Fund             10.74%        n/a         n/a        7.77%      10/1/99
VIP Asset Allocation Fund               0.22%        n/a         n/a        5.69%      10/1/99
VIP Growth and Income Fund              3.57%        n/a         n/a        7.28%      10/1/99
VIP Small Company Growth Fund         -10.70%        n/a         n/a       25.44%      10/1/99
VIP Equity Fund                        -3.72%        n/a         n/a       10.62%      10/1/99

THE PIMCO TRUST
High Yield Bond                       -2.74%*        n/a         n/a       -0.47%*      5/1/98
StocksPLUS Growth and Income         -11.20%*        n/a         n/a        5.60%*      5/1/98

PILGRIM VARIABLE INSURANCE TRUST
Pilgrim ING Global Brand Names           n/a         n/a         n/a      -12.76%*      5/1/00

THE PRUDENTIAL SERIES FUND, INC.
Prudential Jennison                      n/a         n/a         n/a      -21.81%       5/1/00
SP Jennison International Growth         n/a         n/a         n/a      -14.48%     10/02/00

CREDIT SUISSE WARBURG PINCUS TRUST
International Equity                  -27.30%        n/a         n/a        2.38%       4/1/96

* Total return calculation reflects certain waivers of portfolio fees and expenses.

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Separate Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Performance Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Max 7 Enhanced Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit Option and the Standard Death Benefit are lower than that used in the examples and would result in higher AUV's or contract values.

ILLUSTRATION OF CALCULATION OF AUV
     EXAMPLE 1.

     1. AUV, beginning of period                                          $10.00
     2. Value of securities, beginning of period                          $10.00
     3. Change in value of securities                                     $ 0.10
     4. Gross investment return (3) divided by (2)                          0.01
     5. Less daily mortality and expense charge                       0.00004837
     6. Less asset based administrative charge                        0.00000411
     7. Net investment return (4) minus (5) minus (6)                 0.00994752
     8. Net investment factor (1.000000) plus (7)                     1.00994752
     9. AUV, end of period (1) multiplied by (8)                    $10.09947520

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1. Initial Premium Payment                                         $  1,000
     2. AUV on effective date of purchase (see Example 1)               $  10.00
     3. Number of Units purchased (1) divided by (2)                         100
     4. AUV for valuation date following purchase
        (see Example 1)                                             $10.09947520
     5. Contract value in account for valuation date
        following purchase (3) multiplied by (4)                     $  1,009.95

                          IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                                OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                   FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

     Report of Independent Auditors
     Audited Financial Statements
        Statement of Net Assets as of December 31, 2000 Statements of Operations for the year ended December 31, 2000 Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
     Notes to Financial Statements

FINANCIAL STATEMENTS
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Year ended December 31, 2000
with Report of Independent Auditors

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                              FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2000

                                    CONTENTS




Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Net Assets........................................................2
Statements of Operations.......................................................4
Statements of Changes in Net Assets...........................................12
Notes to Financial Statements.................................................20

                         Report of Independent Auditors

The Board of Directors and Participants
Golden American Life Insurance Company

We have audited the accompanying statement of net assets of Golden American Life Insurance Company Separate Account B (comprised of the Liquid Asset, Limited Maturity Bond, Large Cap, Hard Assets, All-Growth, All Cap, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging
Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Growth Opportunities, Asset Allocation Growth, Diversified Mid Cap, Investors, Growth and Income, Special Situation, ING Global Brand Names, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income, Prudential Jennison, SP Jennison International Growth, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, Smith Barney Money Market, International Equity, Asset Allocation, Equity, Growth & Income, High Quality Bond, and Small Company Growth Divisions) as of December 31, 2000 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 2000 and the results of its operations and changes in its net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.


                                            s/ Ernst & Young LLP


Atlanta, Georgia
February 19, 2001



                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                                 STATEMENT OF NET ASSETS
                                                    DECEMBER 31, 2000
                                                  (Dollars in thousands)

                                                                                                            COMBINED
                                                                                                         ---------------
ASSETS
   Investments at net asset value:
    The GCG Trust:
      Liquid Asset Series, 679,666,317 shares (cost - $679,666)                                               $679,666
      Limited Maturity Bond Series, 19,084,290 shares (cost - $205,175)                                        200,958
      Large Cap Value Series, 9,314,285 shares (cost $99,244)                                                   98,545
      Hard Assets Series, 3,726,113 shares (cost - $41,149)                                                     41,509
      All Cap Series, 9,160,079 shares (cost - $106,227)                                                       104,883
      Real Estate Series, 6,594,529 shares (cost - $95,407)                                                    100,303
      Fully Managed Series, 20,797,318 shares (cost - $328,147)                                                345,651
      Equity Income Series, 25,003,760 shares (cost - $303,717)                                                291,793
      Capital Appreciation Series, 29,267,229 shares (cost - $543,364)                                         477,934
      Rising Dividends Series, 36,563,443 shares (cost - $800,261)                                             860,338
      Emerging Markets Series, 2,463,146 shares (cost - $21,164)                                                19,953
      Market Manager Series, 369,777 shares (cost - $4,962)                                                      6,619
      Value Equity Series, 10,880,300 shares (cost - $173,032)                                                 180,722
      Strategic Equity Series, 21,515,205 shares (cost - $449,691)                                             359,734
      Small Cap Series, 39,448,306 shares (cost - $683,620)                                                    422,097
      Managed Global Series, 19,318,619 shares (cost - $293,245)                                               228,347
      Mid-Cap Growth Series, 62,027,934 shares (cost - $1,613,463)                                           1,158,061
      Capital Growth Series, 31,353,137 shares (cost - $512,403)                                               463,399
      Research Series, 38,211,371 shares (cost - $828,919)                                                     800,528
      Total Return Series, 35,815,792 shares (cost - $581,380)                                                 608,868
      Growth Series, 74,569,267 shares (cost - $1,944,787)                                                   1,474,980
      Global Fixed Income Series, 4,171,868 shares (cost - $41,895)                                             40,000
      Developing World Series, 7,167,044 shares (cost - $56,718)                                                54,398
      Asset Allocation Growth Series, 499,555 shares (cost - $4,711)                                             4,696
      Diversified Mid Cap Series, 1,148,409 shares (cost - $11,228)                                             11,358
      Investors Series, 1,949,173 shares (cost - $21,793)                                                       21,558
      Growth & Income Series, 1,276,476 shares (cost - $12,801)                                                 12,726
      Special Situation Series, 661,201 shares (cost - $6,245)                                                   5,891
    ING Variable Insurance Trust:
      ING Global Brand Names Series, 630,468 shares (cost - $5,770)                                              5,554
    PIMCO Variable Insurance Trust:
      PIMCO High Yield Bond Portfolio, 19,550,686 shares (cost - $174,443)                                     162,857
      PIMCO StocksPLUS Growth and Income Portfolio, 23,290,726 shares (cost - $307,491)                        258,484
    Prudential Series Fund Inc.:
      Prudential Jennison Portfolio, 337,959 shares (cost - $9,923)                                              7,732
      SP Jennison International Growth Portfolio, 320,402 shares (cost - $2,818)                                 2,720
    Greenwich Street Series Fund Inc.:
      Appreciation Portfolio, 36,421 shares (cost - $769)                                                          831
    Travelers Series Fund Inc.:
      Smith Barney High Income Portfolio, 44,108 shares (cost - $565)                                              446
      Smith Barney Large Cap Value Portfolio, 32,543 shares (cost - $672)                                          692
      Smith Barney International Equity Portfolio, 26,196 shares (cost - $410)                                     455
      Smith Barney Money Market Portfolio, 155,637 shares (cost - $156)                                            156
    Warburg Pincus Trust:
      International Equity Portfolio, 18,138,783 shares (cost - $221,413)                                      194,618


                                       2


                                          GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                    SEPARATE ACCOUNT B
                                                 STATEMENT OF NET ASSETS
                                                    DECEMBER 31, 2000
                                                       (CONTINUED)
                                                  (DOLLARS IN THOUSANDS)


                                                                                                            COMBINED
                                                                                                         ---------------
     The Galaxy VIP Fund:
      Asset Allocation Portfolio, 83,544 shares (cost - $1,456)                                                  1,387
      Equity Portfolio, 54,055 shares (cost - $1,203)                                                            1,071
      Growth & Income Portfolio, 25,185 shares (cost - $277)                                                       284
      High Quality Bond Portfolio, 7,532 shares (cost - $75)                                                        78
      Small Company Growth Portfolio, 6,192 shares (cost - $83)                                                     72
                                                                                                         ---------------
TOTAL NET ASSETS (cost - $11,191,938)                                                                       $9,712,952
                                                                                                         ===============

NET ASSETS
   For variable annuity insurance contracts                                                                 $9,712,274
   Retained in Separate Account B by Golden American Life Insurance Company                                        678
                                                                                                         ---------------
TOTAL NET ASSETS                                                                                            $9,712,952
                                                                                                         ===============



                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                       (Dollars in thousands)



                                                         LIMITED
                                           LIQUID       MATURITY       LARGE CAP            HARD           ALL-
                                            ASSET           BOND           VALUE          ASSETS         GROWTH         ALL CAP
                                         DIVISION       DIVISION        DIVISION (b)    DIVISION       DIVISION        DIVISION (b)
                                      --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................     $31,117        $12,292            $851            $221        $71,415          $2,338
    Capital gains distributions......           -              -               -               -            252               -
                                      --------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........      31,117         12,292             851             221         71,667           2,338

   Expenses:
    Mortality and expense risk
      and other charges..............       7,819          2,279             551             610            149             516
    Annual administrative charges....         214             42               4              14              5               5
    Minimum death benefit guarantee
      charges........................           6              1               -               1              -               -
    Contingent deferred sales
      charges........................       3,708             34              15              14              -              20
    Other contract charges...........          24              8              14               3              1              11
    Amortization of deferred charges
     related to:
      Deferred sales load............         459             86               -              28             23               -
      Premium taxes..................           2              -               -               -              -               -
                                      --------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................      12,232          2,450             584             670            178             552
                                      --------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......      18,885          9,842             267            (449)        71,489           1,786

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................           -           (105)            239            (889)       (18,152)            242
    Net unrealized appreciation
      (depreciation) of investments..           -            (15)           (699)           (651)       (51,150)         (1,344)
                                      --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..     $18,885         $9,722           $(193)        $(1,989)        $2,187            $684
                                      ============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                  4


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)




                                           REAL           FULLY          EQUITY          CAPITAL         RISING        EMERGING
                                          ESTATE         MANAGED         INCOME        APPRECIATION     DIVIDENDS      MARKETS
                                         DIVISION       DIVISION        DIVISION         DIVISION       DIVISION       DIVISION
                                      --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................      $4,110         $15,364          $15,316         $6,303          $4,532            $-
    Capital gains distributions......           -          15,744            7,209         10,783          22,363             -
                                      --------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........       4,110          31,108           22,525         17,086          26,895             -

   Expenses:
    Mortality and expense risk
      and other charges..............       1,018           3,984            3,561          7,009          13,009           354
    Annual administrative charges....          24             102              113            127             256            12
    Minimum death benefit guarantee
      charges........................           -               1                4              1               1             1
    Contingent deferred sales
      charges........................          12              55               37            111             219             3
    Other contract charges...........           4               9               13             30              32             2
    Amortization of deferred charges
     related to:
      Deferred sales load............          46             171              310            205             329            55
      Premium taxes..................           -               -                4              -               -             -
                                      --------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................       1,104           4,322            4,042          7,483          13,846           427
                                      --------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......       3,006          26,786           18,483          9,603          13,049          (427)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................      (6,745)         11,021           (3,402)        17,565          33,219        (1,161)
    Net unrealized appreciation
      (depreciation) of investments..      20,074          15,994           13,813       (117,226)        (79,215)       (9,340)
                                      --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..     $16,335         $53,801          $28,894       $(90,058)       $(32,947)     $(10,928)
                                      ============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 5


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)




                                           MARKET          VALUE       STRATEGIC          SMALL         MANAGED           MID-CAP
                                          MANAGER         EQUITY          EQUITY            CAP          GLOBAL            GROWTH
                                         DIVISION       DIVISION        DIVISION       DIVISION        DIVISION          DIVISION
                                      ----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................         $97         $2,011              $-       $141,802         $52,156          $403,747
    Capital gains distributions......         497            739          14,167         27,322          14,643            34,872
                                      ----------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........         594          2,750          14,167        169,124          66,799           438,619

   Expenses:
    Mortality and expense risk
      and other charges..............           1          2,362           5,333          6,763           2,946            15,568
    Annual administrative charges....           -             49              73            107              55               247
    Minimum death benefit guarantee
      charges........................           -              -               -              1               1                 1
    Contingent deferred sales
      charges........................           -             41              74             93              32               247
    Other contract charges...........           -              5              38             32              26                78
    Amortization of deferred charges
     related to:
      Deferred sales load............          25             51              41             44             185               190
      Premium taxes..................           -              -               -              -               -                 1
                                      ----------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................          26          2,508           5,559          7,040           3,245            16,332
                                      ----------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......         568            242           8,608        162,084          63,554           422,287

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................         386         (2,971)         50,573         65,908          (6,564)          186,968
    Net unrealized appreciation
      (depreciation) of investments..        (868)        13,904        (146,317)      (336,905)        (91,449)         (585,733)
                                      ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..         $86        $11,175        $(87,136)     $(108,913)       $(34,459)          $23,522
                                      ==============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 6


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)



                                                                                                        GLOBAL
                                          CAPITAL                           TOTAL                        FIXED     DEVELOPING
                                           GROWTH         RESEARCH         RETURN          GROWTH       INCOME          WORLD
                                         DIVISION         DIVISION       DIVISION        DIVISION     DIVISION       DIVISION
                                      ---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................      $6,399           $9,386        $26,998         $79,262       $2,164           $226
    Capital gains distributions......       9,560           78,382         17,904          27,487            -            213
                                      ---------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........      15,959           87,768         44,902         106,749        2,164            439

   Expenses:
    Mortality and expense risk
      and other charges..............       7,347           12,000          7,653          25,237          406            981
    Annual administrative charges....         135              211            160             382            6             10
    Minimum death benefit guarantee
      charges........................           -                -              -               1            -              -
    Contingent deferred sales
      charges........................         131              184            198             385            6             11
    Other contract charges...........          26               37             13             114            -              6
    Amortization of deferred charges
     related to:
      Deferred sales load............          29               49             28              80            2              2
      Premium taxes..................           -                -              -               -            -              -
                                      ---------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................       7,668           12,481          8,052          26,199          420          1,010
                                      ---------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......       8,291           75,287         36,850          80,550        1,744           (571)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................       3,118            9,952          3,673         276,219         (159)       (14,693)
    Net unrealized appreciation
      (depreciation) of investments..    (108,099)        (144,747)        31,039        (808,716)      (1,223)        (9,975)
                                      ---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..    $(96,690)        $(59,508)       $71,562       $(451,947)        $362       $(25,239)
                                      =============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 7


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)



                                                           ASSET
                                            GROWTH    ALLOCATION       DIVERSIFIED                          GROWTH      SPECIAL
                                      OPPORTUNITIES       GROWTH           MID CAP       INVESTORS      AND INCOME    SITUATION
                                          DIVISION      DIVISION (f)      DIVISION (e)   DIVISION (g)  DIVISION (e)    DIVISION (e)
                                      --------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................        $340             $4               $23           $615            $10             $6
    Capital gains distributions......          36              -                 -              -              -              -
                                      --------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........         376              4                23            615             10              6

   Expenses:
    Mortality and expense risk
      and other charges..............           8              7                25            119             24             14
    Annual administrative charges....           -              -                 1              2              -              -
    Minimum death benefit guarantee
      charges.......................            -              -                 -              -              -              -
    Contingent deferred sales
      charges........................           -              -                 1              1              -              -
    Other contract charges...........           -              -                 -              2              -              -
    Amortization of deferred charges
     related to:
      Deferred sales load............           -              -                 -              -              -              -
      Premium taxes..................           -              -                 -              -              -              -
                                      --------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................           8              7                27            124             24             14
                                      --------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......         368             (3)               (4)           491            (14)            (8)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................        (304)            (8)             (172)           124            (41)            (5)
    Net unrealized appreciation
      (depreciation) of investments..        (460)           (15)              130           (235)           (75)          (354)
                                      --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..       $(396)          $(26)             $(46)          $380          $(130)         $(367)
                                      ============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 8


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)


                                                          PIMCO           PIMCO
                                        ING GLOBAL         HIGH      STOCKSPLUS                      SP JENNISON
                                           BRAND          YIELD      GROWTH AND       PRUDENTIAL   INTERNATIONAL
                                           NAMES           BOND          INCOME         JENNISON          GROWTH    APPRECIATION
                                        DIVISION (d)   DIVISION        DIVISION         DIVISION (c)    DIVISION (c)    DIVISION
                                      ----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................        $15        $13,212         $17,726                -               -              $7
    Capital gains distributions......          -              -           9,541             $938               -              13
                                      ----------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........         15         13,212          27,267              938               -              20

   Expenses:
    Mortality and expense risk
      and other charges..............         24          2,329           3,972               39              $7              13
    Annual administrative charges....        -               40              61                -               -               -
    Minimum death benefit guarantee
      charges........................        -                -               -                -               -               -
    Contingent deferred sales
      charges........................        -               34              59                5               -               -
    Other contract charges...........        -                7              13                -               -               -
    Amortization of deferred charges
     related to:
      Deferred sales load............        -                6               7                -               -               -
      Premium taxes..................        -                -               -                -               -               -
                                      ----------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................         24          2,416           4,112               44               7              13
                                      ----------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......         (9)        10,796          23,155              894              (7)              7

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................       (220)        (7,571)          2,713              (13)             49              24
    Net unrealized appreciation
      (depreciation) of investments..       (216)        (6,847)        (55,206)          (2,191)            (98)            (57)
                                      ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..      $(445)       $(3,622)       $(29,338)         $(1,310)           $(56)           $(26)
                                      ==============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 9


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)


                                           SMITH            SMITH          SMITH           SMITH
                                          BARNEY           BARNEY         BARNEY          BARNEY
                                            HIGH        LARGE CAP  INTERNATIONAL           MONEY    INTERNATIONAL         ASSET
                                          INCOME            VALUE         EQUITY          MARKET           EQUITY    ALLOCATION
                                        DIVISION         DIVISION       DIVISION        DIVISION         DIVISION      DIVISION
                                      ----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................        $45               $8             $4             $12           $5,642           $22
    Capital gains distributions......          -               15              -               -           21,362            26
                                      ----------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........         45               23              4              12           27,004            48

   Expenses:
    Mortality and expense risk
      and other charges..............          -                2              8               3            3,334            12
    Annual administrative charges....          -                1              -               -               40             -
    Minimum death benefit guarantee
      charges........................          -                -              -               -                -             -
    Contingent deferred sales
      charges........................          -                -              -              11               31             -
    Other contract charges...........          -                -              -               -               14             -
    Amortization of deferred charges
     related to:
      Deferred sales load............          -                -              -               -                -             -
      Premium taxes..................          -                -              -               -                -             -
                                      ----------------------------------------------------------------------------------------------
   TOTAL EXPENSES....................          -                3              8              14            3,419            12
                                      ----------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......         45               20             (4)             (2)          23,585            36

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................        (20)              (3)            15               -          (25,607)            1
    Net unrealized appreciation
      (depreciation) of investments..        (66)              57           (162)              -          (52,548)          (70)
                                      ----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..       $(41)             $74          $(151)            $(2)        $(54,570)         $(33)
                                      ==============================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 10


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                      STATEMENTS OF OPERATIONS
                                        FOR THE YEAR ENDED DECEMBER 31, 2000, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)



                                                                             HIGH           SMALL
                                                                          QUALITY         COMPANY
                                         EQUITY           GROWTH &           BOND          GROWTH
                                       DIVISION    INCOME DIVISION       DIVISION        DIVISION (a)       COMBINED
                                      ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
   Income:
    Dividends........................         -                  -             $2               -           $925,800
    Capital gains distributions......       $85                 $4              -              $5            314,162
                                      ----------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME...........        85                  4              2               5          1,239,962

   Expenses:
    Mortality and expense risk
      and other charges..............        10                  3              -               1            137,410
    Annual administrative charges....         -                  -              -               -              2,498
    Minimum death benefit guarantee
      charges........................         -                  -              -               -                 20
    Contingent deferred sales
      charges........................         -                  -              -               -              5,772
    Other contract charges...........         -                  -              -               -                562
    Amortization of deferred charges
     related to:
      Deferred sales load............         -                  -              -               -              2,451
      Premium taxes..................         -                  -              -               -                  7
                                      ----------------------------------------------------------------------------------
   TOTAL EXPENSES....................        10                  3              -               1            148,720
                                      ----------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)......        75                  1              2               4          1,091,242

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
    Net realized gain (loss) on
      investments....................         -                  1              -               -            573,205
    Net unrealized appreciation
      (depreciation) of investments..      (137)                 5              3             (11)        (2,517,401)
                                      ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS..      $(62)                $7             $5             $(7)         $(852,954)
                                      ==================================================================================


(a) Commencement of operations, January 3, 2000.
(b) Commencement of operations, February 1,2000.
(c) Commencement of operations, May 5, 2000.
(d) Commencement of operations, May 8, 2000.
(e) Commencement of operations, October 2, 2000.
(f) Commencement of operations, October 3, 2000.
(g) Commencement of operations, October 4, 2000.


See accompanying notes.


                                                                 11


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                       (Dollars in thousands)




                                                             LIMITED
                                                 LIQUID     MATURITY      LARGE CAP         HARD          ALL-
                                                  ASSET         BOND          VALUE        ASSETS       GROWTH         ALL CAP
                                               DIVISION     DIVISION     DIVISION(e)     DIVISION     DIVISION      DIVISION(e)
                                            ------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........       $175,759     $102,832             $-       $29,703      $81,807              $-
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........          6,762        3,033              -          (460)      26,166               -
    Net realized gain (loss) on
      investments.......................              -         (153)             -        (9,098)      12,611               -
    Net unrealized appreciation
      (depreciation) of investments.....              -       (3,486)             -        15,365       41,917               -
                                            ------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..          6,762         (606)             -         5,807       80,694               -

  Changes from principal transactions:
    Purchase payments...................        466,501       67,604              -         7,898        9,526               -
    Contract distributions and
      terminations......................       (123,045)     (15,384)             -        (5,361)     (15,134)              -
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         (3,655)      (4,046)             -           881      (11,033)              -
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................              4            1              -             1            3               -
                                            ------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................        339,805       48,175              -         3,419      (16,638)              -
                                            ------------------------------------------------------------------------------------
  Total increase (decrease).............        346,567       47,569              -         9,226       64,056               -
                                            ------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......        522,326      150,401              -        38,929      145,863               -

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........         18,885        9,842           $267          (449)      71,489          $1,786
    Net realized gain (loss) on
      investments.......................              -         (105)           239          (889)     (18,152)            242
    Net unrealized appreciation
      (depreciation) of investments.....              -          (15)          (699)         (651)     (51,150)         (1,344)
                                            ------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..         18,885        9,722           (193)       (1,989)       2,187             684

  Changes from principal transactions:
    Purchase payments...................        596,489       36,148         55,323         7,384           22          41,432
    Contract distributions and
      terminations......................       (474,039)     (10,071)        (1,282)       (2,536)      (2,005)         (1,349)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         16,005       14,758         44,697          (279)    (146,067)         64,116
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................              -            -              -             -            -               -
                                            ------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................        138,455       40,835         98,738         4,569     (148,050)        104,199
                                            ------------------------------------------------------------------------------------
  Total increase (decrease).............        157,340       50,557         98,545         2,580     (145,863)        104,883
                                            ------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......       $679,666     $200,958        $98,545       $41,509           $-        $104,883
                                            ====================================================================================


(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 12


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)





                                                 REAL          FULLY          EQUITY         CAPITAL         RISING       EMERGING
                                               ESTATE        MANAGED          INCOME    APPRECIATION      DIVIDENDS        MARKETS
                                             DIVISION       DIVISION        DIVISION        DIVISION       DIVISION       DIVISION
                                          ------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........      $68,995       $226,366       $273,910         $256,578       $500,616        $22,254
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........        2,686         15,541         23,408           37,666          9,576           (115)
    Net realized gain (loss) on
      investments.......................          452          4,586            604           12,525         12,658           (839)
    Net unrealized appreciation
      (depreciation) of investments.....       (6,895)        (8,712)       (30,854)          16,816         60,461         17,638
                                          ------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..       (3,757)        11,415         (6,842)          67,007         82,695         16,684

  Changes from principal transactions:
    Purchase payments...................        9,108         62,680         62,880          107,357        245,047          1,445
    Contract distributions and
      terminations......................       (9,074)       (30,839)       (54,241)         (44,732)       (59,723)        (3,546)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......       (9,597)        (2,413)        (4,436)          15,746         44,445         (1,366)
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................            2              9             13               11             14              1
                                          ------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       (9,561)        29,437          4,216           78,382        229,783         (3,466)
                                          ------------------------------------------------------------------------------------------
  Total increase (decrease).............      (13,318)        40,852         (2,626)         145,389        312,478         13,218
                                          ------------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......       55,677        267,218        271,284          401,967        813,094         35,472

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........        3,006         26,786         18,483            9,603         13,049           (427)
    Net realized gain (loss) on
      investments.......................       (6,745)        11,021         (3,402)          17,565         33,219         (1,161)
    Net unrealized appreciation
      (depreciation) of investments.....       20,074         15,994         13,813         (117,226)       (79,215)        (9,340)
                                          ------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..       16,335         53,801         28,894          (90,058)       (32,947)       (10,928)

  Changes from principal transactions:
    Purchase payments...................       10,381         37,354         37,977          156,864        138,073          3,076
    Contract distributions and
      terminations......................       (4,280)       (17,995)       (20,552)         (27,188)       (49,067)        (2,533)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......       22,190          5,271        (25,811)          36,346         (8,823)        (5,134)
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................            -             2               1                3              8              -
                                          ------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       28,291         24,632         (8,385)         166,025         80,191         (4,591)
                                          ------------------------------------------------------------------------------------------
  Total increase (decrease).............       44,626         78,433         20,509           75,967         47,244        (15,519)
                                          ------------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......     $100,303       $345,651       $291,793         $477,934       $860,338        $19,953
                                          ==========================================================================================


(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.

                                                                 13


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)



                                                MARKET           VALUE     STRATEGIC          SMALL        MANAGED        MID-CAP
                                               MANAGER          EQUITY        EQUITY            CAP         GLOBAL         GROWTH
                                              DIVISION        DIVISION      DIVISION       DIVISION       DIVISION       DIVISION
                                            ----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........        $7,707        $126,194       $71,348       $124,245       $130,684       $116,844
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........         1,043           1,468        (1,052)         6,069         22,518         40,271
    Net realized gain (loss) on
      investments.......................           861           5,066         5,704         30,614         42,644         27,166
    Net unrealized appreciation
      (depreciation) of investments.....          (880)         (9,606)       54,916         54,213          6,404        122,970
                                            ----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..         1,024          (3,072)       59,568         90,896         71,566        190,407

  Changes from principal transactions:
    Purchase payments...................            77          33,542        56,281         94,650          8,846        167,461
    Contract distributions and
      terminations......................        (1,399)        (13,124)      (11,518)       (11,971)       (21,244)       (15,116)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......          (325)         (6,161)       21,844         26,607         (8,510)        79,613
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................             -               1             3              2              3              6
                                            ----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................        (1,647)         14,258        66,610        109,288        (20,905)       231,964
                                            ----------------------------------------------------------------------------------------
  Total increase (decrease).............          (623)         11,186       126,178        200,184         50,661        422,371
                                            ----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......         7,084         137,380       197,526        324,429        181,345        539,215

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........           568             242         8,608        162,084         63,554        422,287
    Net realized gain (loss) on
      investments.......................           386          (2,971)       50,573         65,908         (6,564)       186,968
    Net unrealized appreciation
      (depreciation) of investments.....          (868)         13,904      (146,317)      (336,905)       (91,449)      (585,733)
                                            ----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..            86          11,175       (87,136)      (108,913)       (34,459)        23,522

  Changes from principal transactions:
    Purchase payments...................            32          21,970       159,024        158,999         83,233        355,851
    Contract distributions and
      terminations......................          (214)         (7,690)      (15,811)       (19,691)       (13,929)       (51,535)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......          (369)         17,887       106,131         67,271         12,151        291,004
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................             -               -             -              2              6              4
                                            ----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................          (551)         32,167       249,344        206,581         81,461        595,324
                                            ----------------------------------------------------------------------------------------
  Total increase (decrease).............          (465)         43,342       162,208         97,668         47,002        618,846
                                            ----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......        $6,619        $180,722      $359,734       $422,097       $228,347     $1,158,061
                                            ========================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 14


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS Noted
                                                             (continued)
                                                       (Dollars in thousands)


                                                                                                          GLOBAL
                                              CAPITAL                       TOTAL                         FIXED        DEVELOPING
                                               GROWTH      RESEARCH         RETURN          GROWTH       INCOME          WORLD
                                              DIVISION     DIVISION        DIVISION        DIVISION     DIVISION        DIVISION
                                           -----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........      $178,950       $285,529        $227,835      $143,068        $9,528         $4,512
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........        18,209          2,922           8,500         6,048            81          1,125
    Net realized gain (loss) on
      investments.......................         3,969          2,750             531        46,796          (939)         2,134
    Net unrealized appreciation
      (depreciation) of investments.....        50,167         99,090          (4,991)      324,922          (662)         7,506
                                           -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..        72,345        104,762           4,040       377,766        (1,520)        10,765

  Changes from principal transactions:
    Purchase payments...................       158,765        232,103         191,000       444,759        10,947         14,639
    Contract distributions and
      terminations......................       (16,970)       (24,594)        (22,055)      (28,748)       (1,341)          (740)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......        37,151         40,954          54,551       268,657         3,644         22,497
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................             5              6               9             8             -              -
                                           -----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       178,951        248,469         223,505       684,676        13,250         36,396
                                           -----------------------------------------------------------------------------------------
  Total increase (decrease).............       251,296        353,231         227,545     1,062,442        11,730         47,161
                                           -----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......       430,246        636,760         455,380     1,205,510        21,258         51,673

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........         8,291         75,287          36,850        80,550         1,744           (571)
    Net realized gain (loss) on
      investments.......................         3,118          9,952           3,673       276,219          (159)       (14,693)
    Net unrealized appreciation
      (depreciation) of investments.....      (108,099)      (144,747)         31,039      (808,716)       (1,223)        (9,975)
                                           -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..       (96,690)       (59,508)         71,562      (451,947)          362        (25,239)

  Changes from principal transactions:
    Purchase payments...................       119,650        184,644          92,211       640,780        10,963         36,474
    Contract distributions and
      terminations......................       (21,267)       (32,193)        (25,842)      (71,995)       (1,185)        (3,361)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......        31,458         70,825          15,551       152,627         8,600         (5,151)
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................             2              -               6             5             2              2
                                           -----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       129,843        223,276          81,926       721,417        18,380         27,964
                                           -----------------------------------------------------------------------------------------
  Total increase (decrease).............        33,153        163,768         153,488       269,470        18,742          2,725
                                           -----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......      $463,399       $800,528        $608,868    $1,474,980       $40,000        $54,398
                                           =========================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 15


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)

                                                               ASSET
                                                 GROWTH   ALLOCATION    DIVERSIFIED                  GROWTH AND        SPECIAL
                                          OPPORTUNITIES       GROWTH        MID CAP     INVESTORS        INCOME      SITUATION
                                               DIVISION    IVISION(i)    DIVISION(h)   DIVISION(j)   DIVISION(h)    DIVISION(h)
                                          -----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........         $4,131           $-             $-            $-            $-             $-
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........            193            -             -              -             -              -
    Net realized gain (loss) on
      investments.......................            732            -             -              -             -              -
    Net unrealized appreciation
      (depreciation) of investments.....            111            -             -              -             -              -
                                          -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..          1,036            -             -              -             -              -

  Changes from principal transactions:
    Purchase payments...................          1,833            -             -              -             -              -
    Contract distributions and
      terminations......................           (256)           -             -              -             -              -
    Transfer payments from (to) Fixed
      Accounts and other Divisions......            (81)           -             -              -             -              -
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................              -            -             -              -                            -
                                          -----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................          1,496            -             -              -             -              -
                                          -----------------------------------------------------------------------------------------
  Total increase (decrease).............          2,532            -             -              -             -              -
                                          -----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......          6,663            -             -              -             -              -
                                                                                                              -
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........            368          $(3)             (4)         491           $(14)            (8)
    Net realized gain (loss) on
      investments.......................           (304)          (8)           (172)         124            (41)            (5)
    Net unrealized appreciation
      (depreciation) of investments.....           (460)         (15)            130         (235)           (75)          (354)
                                          -----------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..           (396)         (26)            (46)         380           (130)          (367)

  Changes from principal transactions:
    Purchase payments...................              7        3,166           3,403        8,798          5,771          2,383
    Contract distributions and
      terminations......................            (10)          (8)            (53)        (368)           (45)           (43)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         (6,264)       1,564           8,054       12,748          7,130          3,918
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................              -            -               -            -              -              -
                                          -----------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................         (6,267)       4,722          11,404       21,178         12,856          6,258
                                          -----------------------------------------------------------------------------------------
  Total increase (decrease).............         (6,663)       4,696          11,358       21,558         12,726          5,891
                                          -----------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......             $-       $4,696         $11,358      $21,558        $12,726         $5,891
                                          =========================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 16


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)

                                                 ING                       PIMCO
                                              GLOBAL        PIMCO     STOCKSPLUS                    SP JENNISON
                                               BRAND   HIGH YIELD     GROWTH AND     PRUDENTIAL   INTERNATIONAL         APPRE-
                                               NAMES         BOND         INCOME       JENNISON          GROWTH        CIATION
                                          DIVISION(g)    DIVISION       DIVISION     DIVISION(f)       DIVISION(f)    DIVISION
                                         ------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........        $-        $46,118        $51,802             $-              $-           $974
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........         -          6,684         16,907              -               -              7
    Net realized gain (loss) on
      investments.......................         -           (974)         4,397              -               -             23
    Net unrealized appreciation
      (depreciation) of investments.....         -         (4,721)         1,944              -               -             76
                                         ------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..         -            989         23,248              -               -            106

  Changes from principal transactions:
    Purchase payments...................         -         73,017        122,580              -               -             40
    Contract distributions and
      terminations......................         -         (6,247)        (5,161)             -               -           (149)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         -         32,181         28,758              -               -             12
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................         -              1              3              -               -              -
                                         ------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................         -         98,952        146,180              -               -            (97)
                                         ------------------------------------------------------------------------------------------
  Total increase (decrease).............         -         99,941        169,428              -               -              9
                                         ------------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......           -      146,057        221,230              -               -            983

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........          (9)      10,796         23,155            894              (7)             7
    Net realized gain (loss) on
      investments.......................        (220)      (7,571)         2,713            (13)             49             24
    Net unrealized appreciation
      (depreciation) of investments.....        (216)      (6,847)       (55,206)        (2,191)            (98)           (57)
                                         ------------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..        (445)      (3,622)       (29,338)        (1,310)            (56)           (26)

  Changes from principal transactions:
    Purchase payments...................       4,326       36,532         73,805          6,264           1,189             16
    Contract distributions and
      terminations......................         (39)      (7,991)       (13,426)          (138)            (45)           (11)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......       1,712       (8,121)         6,213          2,916           1,632           (131)
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................           -            -              -              -               -              -
                                         ------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................       5,999       20,420         66,592          9,042           2,776           (126)
                                         ------------------------------------------------------------------------------------------
  Total increase (decrease).............       5,554       16,798         37,254          7,732           2,720           (152)
                                         ------------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......      $5,554     $162,857       $258,484         $7,732          $2,720           $831
                                         ==========================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 17


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)

                                                SMITH        SMITH         SMITH
                                               BARNEY       BARNEY        BARNEY       SMITH
                                                 HIGH    LARGE CAP INTERNATIONAL      BARNEY   INTERNATIONAL           ASSET
                                               INCOME        VALUE        EQUITY       MONEY          EQUITY      ALLOCATION
                                             DIVISION     DIVISION      DIVISION      MARKET        DIVISION      DIVISION (b)
                                            --------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........         $806         $701          $326        $318         $49,765               $-
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........           43           19            (4)          8             (48)              2
    Net realized gain (loss) on
      investments.......................          (48)          10            20           -          30,975               -
    Net unrealized appreciation
      (depreciation) of investments.....           10          (47)          214           -          24,199               1
                                            --------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..            5          (18)          230           8          55,126               3

  Changes from principal transactions:
    Purchase payments...................            3           42            18         210          55,479             127
    Contract distributions and
      terminations......................          (77)         (59)           (5)        (11)         (3,729)              -
    Transfer payments from (to) Fixed
      Accounts and other Divisions......         (190)         (23)          (32)         54          18,928               3
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................            -            -             -           -               -               -
                                            --------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................         (264)         (40)          (19)        253          70,678             130
                                            --------------------------------------------------------------------------------------
  Total increase (decrease).............         (259)         (58)          211         261         125,804             133
                                            --------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......          547          643           537         579         175,569             133

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........           45            20           (4)        (2)         23,585               36
    Net realized gain (loss) on
      investments.......................          (20)           (3)          15          -         (25,607)               1
    Net unrealized appreciation
      (depreciation) of investments.....          (66)           57         (162)         -         (52,548)             (70)
                                            --------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..          (41)           74         (151)        (2)        (54,570)             (33)

  Changes from principal transactions:
    Purchase payments...................            5             -           10          -          78,906            1,153
    Contract distributions and
      terminations......................          (22)           (8)          (6)      (700)         (9,015)              (8)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......          (43)          (17)          65        279           3,728              142
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................            -             -            -          -               -                -
                                            --------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................          (60)          (25)          69       (421)         73,619            1,287
                                            --------------------------------------------------------------------------------------
  Total increase (decrease).............         (101)           49          (82)      (423)         19,049            1,254
                                            --------------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......         $446         $692          $455       $156        $194,618           $1,387
                                            ======================================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 18


                                               GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                                         SEPARATE ACCOUNT B
                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                   FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999, EXCEPT AS NOTED
                                                             (continued)
                                                       (Dollars in thousands)


                                                                                                   SMALL
                                                                GROWTH &    HIGH QUALITY         COMPANY
                                                    EQUITY        INCOME            BOND          GROWTH
                                                DIVISION(b)   DIVISION(a)     DIVISION(c)     DIVISION(d)        COMBINED
                                             -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 1999...........                $-            $-              $-              $-       $3,318,205
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........                7              1               -               -          255,284
    Net realized gain (loss) on
      investments.......................                -              -             $(1)              -          235,776
    Net unrealized appreciation
      (depreciation) of investments.....                5              2               -               -          828,093
                                             -------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..               12              3              (1)              -        1,319,153

  Changes from principal transactions:
    Purchase payments...................              281             98             127               -        2,706,971
    Contract distributions and
      terminations......................                -              -              (4)              -         (545,597)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......                4              6             (95)              -          644,573
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................                -              -               -               -              106
                                             -------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................              285            104              28               -        2,806,053
                                             -------------------------------------------------------------------------------
  Total increase (decrease).............              297            107              27               -        4,125,206
                                             -------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 1999.......              297            107              27               -        7,443,411

INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)........               75              1                2              4        1,091,242
    Net realized gain (loss) on
      investments.......................                -              1                -              -          573,205
    Net unrealized appreciation
      (depreciation) of investments.....             (137)             5                3            (11)      (2,517,401)
                                             -------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations..              (62)             7                5             (7)        (852,954)

  Changes from principal transactions:
    Purchase payments...................              817            138               33             50        3,211,126
    Contract distributions and
      terminations......................              (11)           (11)              (6)             -         (909,574)
    Transfer payments from (to) Fixed
      Accounts and other Divisions......               30             43               19             29          820,900
    Addition to assets retained in the
      Account by Golden American Life
      Insurance Company.................                -              -                -              -               43
                                             -------------------------------------------------------------------------------
    Increase (decrease) in net assets
      derived from principal
      transactions......................              836            170               46             79        3,122,495
                                             -------------------------------------------------------------------------------
  Total increase (decrease).............              774            177               51             72        2,269,541
                                             -------------------------------------------------------------------------------
  NET ASSETS AT DECEMBER 31, 2000.......           $1,071           $284              $78            $72       $9,712,952
                                             ===============================================================================

(a)      Commencement of operations, October 25, 1999.
(b)      Commencement of operations, November 1, 1999.
(c)      Commencement of operations, December 3, 1999.
(d)      Commencement of operations, January 3, 2000.
(e)      Commencement of operations, February 1, 2000.
(f)      Commencement of operations, May 5, 2000.
(g)      Commencement of operations, May 8, 2000.
(h)      Commencement of operations, October 2, 2000.
(i)      Commencement of operations, October 3, 2000.
(j)      Commencement of operations, October 4, 2000.

See accompanying notes.


                                                                 19

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division, and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2000, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 2000 include DVA Plus, Access, Premium Plus, ESII, Value, and Access One.

The  Account  discontinued   offering  DVA  80  in  May  1991  and  discontinued
registering DVA 100 and DVA Series 100 for sale to the public as of May 1, 2000.

At December 31, 2000, the Account had, under GoldenSelect Contracts, thirty-eight investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, Real Estate, Fully Managed, Equity Income, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth, Capital Growth, Research, Total Return, Growth, Global Fixed Income, Developing World, Growth Opportunities, Asset Allocation, Diversified Mid Cap, Investors, Growth & Income, Special Situation, ING Global Brand Names, PIMCO High Yield Bond, PIMCO StocksPLUS Growth & Income, Prudential Jennison, SP Jennison International Growth, International Equity, Asset Allocation, Equity, Growth & Income, and High Quality Bond Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investments divisions: Mid-Cap Growth, Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value, Smith Barney International Equity, and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, ING Variable Insurance Trust, PIMCO Variable Insurance Trust, Prudential Series Fund Inc., Greenwich Street Series Fund Inc., Travelers Series Fund Inc., Warburg Pincus Trust, or The Galaxy VIP Fund (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

On January 28, 2000, the consolidation of the All Growth and Growth Opportunities Series into the Mid Cap Growth Series took place at no cost to current contract holders. Shares of Mid-Cap Growth Series were substituted for shares of All Growth and Growth Opportunities Series.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
Prior to February 1, 2000, DVA Plus, Access, and the Premium Plus each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000 DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite. Under the terms of the Contract, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

    SERIES                                                       ANNUAL RATES
    ------                                                       ------------
    DVA 80..................................................          0.80%
    DVA 100.................................................          0.90
    DVA Series 100..........................................          1.25
    DVA Plus (pre February 2000) - Standard.................          1.10
    DVA Plus (pre February 2000) - Annual Ratchet...........          1.25
    DVA Plus (pre February 2000) - 5.5% Solution............          1.25
    DVA Plus (pre February 2000) - 7% Solution..............          1.40
    DVA Plus (post February 2000) - Standard................          1.15
    DVA Plus (post February 2000) - Annual Ratchet..........          1.30
    DVA Plus (post February 2000) - 5.5% Solution...........          1.30
    DVA Plus (post February 2000) - Max 5.5.................          1.40
    DVA Plus (post February 2000) - 7% Solution.............          1.50
    DVA Plus (post February 2000) - Max 7...................          1.60
    Access (pre February 2000) - Standard...................          1.25
    Access (pre February 2000) - Annual Ratchet.............          1.40
    Access (pre February 2000) - 5.5% Solution..............          1.40
    Access (pre February 2000) - 7% Solution................          1.55
    Access (post February 2000) - Standard..................          1.30
    Access (post February 2000) - Annual Ratchet............          1.45
    Access (post February 2000) - 5.5% Solution.............          1.45

    SERIES                                                       ANNUAL RATES
    ------                                                       ------------
    Access (post February 2000) - Max 5.5...................          1.55
    Access (post February 2000) - 7% Solution...............          1.65
    Access (post February 2000) - Max 7.....................          1.75
    Premium Plus (pre February 2000) - Standard.............          1.25
    Premium Plus (pre February 2000) - Annual Ratchet.......          1.40
    Premium Plus (pre February 2000)- 5.5% Solution.........          1.40
    Premium Plus (pre February 2000) - 7% Solution..........          1.55
    Premium Plus (post February 2000) - Standard............          1.30
    Premium Plus (post February 2000) - Annual Ratchet......          1.45
    Premium Plus (post February 2000) - 7% Solution.........          1.65
    Premium Plus (post February 2000) - Max 7...............          1.75
    ESII....................................................          1.25
    Value...................................................          0.75
    Access One..............................................          0.35
    Granite PrimElite - Standard............................          1.10
    Granite PrimElite - Annual Ratchet......................          1.25

ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES: An administrative charge is deducted from the accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II and Value contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA 80, DVA 100, DVA Plus, Premium Plus, ES II, Value, and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed based upon the date a premium payment is received.

    Complete Years Elapsed                                                Surrender Charge
    Since Premium Payment
------------------------------- ----------------------------------------------------------------------------------------------------
                                   DVA 80 & 100       DVA PLUS       PREMIUM PLUS      ES II          VALUE        GRANITE PRIMELITE
                                   ------------       --------       ------------      -----          -----        -----------------
              0.............           6%                 7%               8%             8%            6%                 7%
              1.............           5                  7                8              7             6                  7
              2.............           4                  6                8              6             6                  6
              3.............           3                  5                8              5             5                  5
              4.............           2                  4                7              4             4                  4
              5.............           1                  3                6              3             3                  3
              6.............           -                  1                5              2             1                  1
              7.............           -                  -                3              1             -                  -
              8.............           -                  -                1              -             -                  -
              9+............           -                  -                -              -             -                  -

OTHER CONTRACT CHARGES: Under DVA 80, DVA 100, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5 % was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                                                         YEAR ENDED DECEMBER 31
                                                              --------------------------------------------
                                                                      2000                    1999
                                                              --------------------     -------------------
                                                                         (Dollars in thousands)
Balance at beginning of year............................                $3,093                   $9,003
Sales load advanced.....................................                    43                      105
Amortization of deferred sales load and premium tax.....                (2,458)                  (6,015)
                                                              --------------------     -------------------
Balance at end of year..................................                  $678                   $3,093
                                                              ====================     ===================

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:

                                                                                    YEAR ENDED DECEMBER 31
                                                               ----------------------------------------------------------------
                                                                           2000                              1999
                                                               ----------------------------     -------------------------------
                                                                 PURCHASES         SALES          PURCHASES             SALES
                                                               ----------------------------     -------------------------------
                                                                                    (Dollars in thousands)
The GCG Trust:
     Liquid Asset Series..................................      $5,009,626    $4,852,286         $1,632,496        $1,285,868
     Limited Maturity Bond Series.........................         100,400        49,723             81,290            30,122
     Large Cap Value  Series..............................         104,683         5,678                  -                 -
     Hard Assets Series...................................          40,084        35,964             41,433            38,490
     All-Growth Series....................................          71,697       148,258             46,095            36,607
     All  Cap Series......................................         111,560         5,575                  -                 -
     Real Estate Series...................................          96,209        64,912             20,497            27,401
     Fully Managed Series.................................         112,464        61,046             68,756            23,879
     Equity Income Series.................................          98,938        88,840             70,767            43,280
     Capital Appreciation Series..........................         227,251        51,623            148,975            33,036
     Rising Dividends Series..............................         151,463        58,223            261,711            22,554
     Emerging Markets Series..............................          62,812        67,830              9,244            12,838
     Market Manager Series................................             594           813              1,084             1,813
     Value Equity Series..................................         126,574        94,165             43,808            28,137
     Strategic Equity Series..............................         404,992       147,040             90,233            24,704
     Small Cap Series.....................................         668,534       299,869            225,813           110,509
     Managed Global Series................................         773,452       628,437            178,228           176,669
     Mid-Cap Growth Series................................       1,570,684       553,073            391,543           119,357
     Capital Growth Series................................         163,005        24,871            220,384            23,307


                                       23


NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                    YEAR ENDED DECEMBER 31
                                                               ----------------------------------------------------------------
                                                                           2000                              1999
                                                               ----------------------------     -------------------------------
                                                                 PURCHASES       SALES              PURCHASES         SALES
                                                               ----------------------------     -------------------------------
                                                                                    (Dollars in thousands)
     Research Series......................................         332,012        33,449            270,703            19,426
     Total Return Series..................................         177,368        58,592            236,379             4,467
     Growth Series........................................       2,357,943     1,555,976            860,731           170,066
     Global Fixed Income Series...........................          21,953         1,829             26,185            12,857
     Developing World Series..............................         224,227       196,834             58,318            20,799
     Growth Opportunities Series..........................             397         6,296              7,288             5,600
     Asset Allocation Growth Series.......................           4,913           194                  -                 -
     Diversified Mid-Cap Series...........................          16,411         5,011                  -                 -
     Investors Series.....................................          37,309        15,640                  -                 -
     Growth and Income Series.............................          15,051         2,209                  -                 -
     Special Situation Series.............................           6,296            46                  -                 -
ING Variable Insurance Trust:
     ING Global Brand Names Series........................           8,467         2,477                  -                 -
PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio......................         104,012        72,796            124,005            18,385
     PIMCO StocksPLUS Growth and Income Portfolio.........         128,021        38,274            188,819            25,749
Prudential Series Fund Inc.:
     Prudential Jennison Portfolio........................          10,354           418                  -                 -
     SP Jennison International Growth Portfolio...........          13,316        10,547                  -                 -
Greenwich Street Series Fund Inc.:
       Appreciation Portfolio.............................             136           255                111               202
Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio...................              78            93                 98               320
     Smith Barney Large Cap Value Portfolio...............              77            82                167               189
     Smith Barney International Equity Portfolio..........             111            46                 44                67
     Smith Barney Money Market Portfolio..................              13           436                483               222
Warburg Pincus Trust:
     International Equity Portfolio.......................       1,216,239     1,119,035            696,223           625,613
The Galaxy VIP Fund:
     Asset Allocation Portfolio...........................           1,340            17                141                 9
     Equity Portfolio.....................................             946            35                292                 -
     Growth & Income Portfolio............................             185            14                105                 -
     High Quality Bond Portfolio..........................              58            10                127                99
     Small Company Growth Portfolio.......................              84             1                  -                 -
                                                               ----------------------------------------------------------------
COMBINED..................................................     $14,572,339   $10,358,838         $6,002,576        $2,942,641
                                                               ================================================================


                                                              24

NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new
Contract). All of the purchases transactions for the Market Manager Division resulted from such updates.

                                                                                 YEAR ENDED DECEMBER 31
                                                       ---------------------------------------------------------------------------
                                                                      2000                                     1999
                                                       ----------------------------------       ----------------------------------
                                                             PURCHASES            SALES               PURCHASES           SALES
                                                       ----------------------------------       ----------------------------------

Liquid Asset Division............................          359,367,174       350,362,386            124,478,649      101,109,842
Limited Maturity Bond Division...................            6,653,002         4,238,782              6,043,778        3,110,174
Large Cap Value Series...........................           10,510,495         1,148,728                      -                -
Hard Assets Division.............................            2,834,446         2,496,801              2,900,594        2,714,660
All-Growth Division..............................                1,772         4,534,313              1,593,344        2,299,652
All Cap Series...................................           10,302,677         1,241,107                      -                -
Real Estate Division.............................            4,319,128         3,211,948              1,107,500        1,561,932
Fully Managed Division...........................            4,937,015         3,912,225              3,844,658        2,421,187
Equity Income Division...........................            5,587,065         5,891,560              4,105,827        3,799,977
Capital Appreciation Division....................            9,788,554         3,977,530              6,021,915        3,037,582
Rising Dividends Division........................            8,048,967         4,882,590             12,519,925        3,029,038
Emerging Markets Division........................            6,972,719         7,369,824              1,467,567        1,902,732
Market Manager Division..........................                    -            26,641                    435           75,755
Value Equity Division............................            7,941,727         6,192,411              2,852,986        2,154,579
Strategic Equity Division........................           19,709,430         9,587,363              6,344,054        2,305,045
Small Cap Division...............................           26,260,160        17,429,511             14,347,399        8,174,181
Managed Global Division..........................           34,701,368        30,852,410              9,633,015       10,824,049
Mid-Cap Growth Division..........................           29,199,551        15,272,144             14,316,514        5,846,579
Capital Growth Division..........................            9,504,070         2,906,917             12,561,878        2,575,149
Research Division................................           10,607,414         2,858,194             12,204,579        1,771,319
Total Return Division............................            9,344,159         5,124,311             13,447,324          976,323
Growth Division..................................           90,088,344        64,904,288             46,544,853       13,013,005
Global Fixed Income Division.....................            2,067,425           444,699              2,406,215        1,322,576
Developing World Division........................           25,929,101        23,178,428              6,615,294        2,774,781
Growth Opportunities Division....................                2,653           586,755                726,528          570,950
Asset Allocation Growth Series...................              536,932            35,902                      -                -
Diversified Mid-Cap Series.......................            1,738,197           587,931                      -                -
Investors Series.................................            3,506,979         1,589,857                      -                -
Growth and Income Series.........................            1,550,837           270,440                      -                -
Special Situation Series.........................              696,811            33,708                      -                -
ING Global Brand Names Series....................              966,161           330,869                      -                -
PIMCO High Yield Bond Division...................           11,171,609         9,133,980             12,707,468        2,989,676
PIMCO StocksPLUS Growth and
   Income Division...............................           10,253,524         4,989,762             15,418,741        3,191,901
Prudential Jennison Portfolio....................            1,167,863           181,053                      -                -
SP Jennison International Growth Portfolio.......            1,516,731         1,198,936                      -                -
Appreciation Division............................                6,545            13,984                  5,856           11,558
Smith Barney High Income Division................                2,416             6,424                  3,730           23,271
Smith Barney Large Cap Value Division............                2,886             4,081                  6,907            9,522
Smith Barney International Equity Division.......                4,883             1,931                  2,838            2,934
Smith Barney Money Market Division...............                    -            36,664                 40,398           19,082
International Equity Division....................           92,849,675        86,976,149             63,405,114       56,947,666
Asset Allocation Division........................              117,695             1,286                 13,289              844
Equity Division..................................               71,978             3,194                 26,039              835
Growth & Income Division.........................               16,903             1,136                 11,266            1,139
High Quality Bond Division.......................                5,210               922                 12,671            9,915
Small Company Growth Portfolio...................                5,427                 2                      -                -
                                                       ----------------------------------       ----------------------------------
COMBINED.........................................          820,867,678       678,030,077            397,739,148      240,579,410
                                                       ==================================       ==================================


                                                              25

NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American for charges and fees at December 31, 2000 consisted of the following:

                                                                          LIMITED
                                            LIQUID        MATURITY      LARGE CAP           HARD            ALL-
                                             ASSET            BOND          VALUE         ASSETS          GROWTH           ALL CAP
                                          DIVISION        DIVISION       DIVISION       DIVISION        DIVISION          DIVISION
                                       ---------------------------------------------------------------------------------------------
                                                                        (Dollars in thousands)
Unit transactions..................       $644,880        $174,673        $98,738        $35,044       $(100,519)         $104,199
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         34,786          30,502            506          6,105         100,519             2,028
Net unrealized appreciation
   (depreciation) of investments...              -          (4,217)          (699)           360               -            (1,344)
                                       ---------------------------------------------------------------------------------------------
                                          $679,666        $200,958        $98,545        $41,509              $-          $104,883
                                       =============================================================================================

                                              REAL           FULLY         EQUITY        CAPITAL           RISING         EMERGING
                                            ESTATE         MANAGED         INCOME   APPRECIATION        DIVIDENDS          MARKETS
                                          DIVISION        DIVISION       DIVISION       DIVISION         DIVISION         DIVISION
                                       ---------------------------------------------------------------------------------------------
                                                                        (Dollars in thousands)
Unit transactions..................        $69,992        $221,658       $130,422       $391,281         $704,927          $38,618
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         25,415         106,489        173,295        152,083           95,334          (17,454)
Net unrealized appreciation
   (depreciation) of investments...          4,896          17,504        (11,924)       (65,430)          60,077           (1,211)
                                       ---------------------------------------------------------------------------------------------
                                          $100,303        $345,651       $291,793       $477,934         $860,338          $19,953
                                       =============================================================================================

                                            MARKET           VALUE      STRATEGIC          SMALL         MANAGED           MID-CAP
                                           MANAGER          EQUITY         EQUITY            CAP          GLOBAL            GROWTH
                                          DIVISION        DIVISION       DIVISION       DIVISION        DIVISION          DIVISION
                                       ---------------------------------------------------------------------------------------------
                                                                        (Dollars in thousands)
Unit transactions..................            $44        $155,667       $377,532       $419,412        $150,916          $931,007
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          4,918          17,365         72,159        264,208         142,329           682,456
Net unrealized appreciation
   (depreciation) of investments...          1,657           7,690        (89,957)      (261,523)        (64,898)         (455,402)
                                       ---------------------------------------------------------------------------------------------
                                            $6,619        $180,722       $359,734       $422,097        $228,347        $1,158,061
                                       =============================================================================================

                                           CAPITAL                          TOTAL                         GLOBAL        DEVELOPING
                                            GROWTH        RESEARCH         RETURN         GROWTH    FIXED INCOME             WORLD
                                          DIVISION        DIVISION       DIVISION       DIVISION        DIVISION          DIVISION
                                       ---------------------------------------------------------------------------------------------
                                                                        (Dollars in thousands)
Unit transactions..................       $471,766        $726,148       $521,837     $1,530,906         $40,770           $69,011
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         40,637         102,771         59,543        413,881           1,125           (12,293)
Net unrealized appreciation
   (depreciation) of investments...        (49,004)        (28,391)        27,488       (469,807)         (1,895)           (2,320)
                                       ---------------------------------------------------------------------------------------------
                                          $463,399        $800,528       $608,868     $1,474,890         $40,000           $54,398
                                       =============================================================================================


                                                             26


NOTE 6 - NET ASSETS (CONTINUED)

                                                             ASSET
                                           GROWTH       ALLOCATION    DIVERSIFIED                        GROWTH         SPECIAL
                                    OPPORTUNITIES           GROWTH        MID CAP     INVESTORS      AND INCOME      SITUATIONS
                                         DIVISION         DIVISION       DIVISION      DIVISION        DIVISION        DIVISION
                                     -----------------------------------------------------------------------------------------------
                                                                       (Dollars in thousands)
Unit transactions..................        $(746)           $4,722        $11,404       $21,178         $12,856          $6,258
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......          746               (11)          (176)          615             (55)            (13)
Net unrealized appreciation
   (depreciation) of investments...            -               (15)           130          (235)            (75)           (354)
                                     -----------------------------------------------------------------------------------------------
                                              $-            $4,696        $11,358       $21,558         $12,726          $5,891
                                     ===============================================================================================

                                                                             PIMCO
                                                               PIMCO    STOCKSPLUS     PRUDENTIAL       JENNISON
                                      ING GLOBAL          HIGH YIELD    GROWTH AND       JENNISON  INTERNATIONAL
                                     BRAND NAMES                BOND        INCOME      PORTFOLIO         GROWTH    APPRECIATION
                                        DIVISION            DIVISION      DIVISION       DIVISION       DIVISION        DIVISION
                                     -----------------------------------------------------------------------------------------------
                                                                         (Dollars in thousands)
Unit transactions..................       $5,999            $165,009      $259,602         $9,042         $2,776            $659
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......         (229)              9,434        47,889            881             42             110
Net unrealized appreciation
   (depreciation) of investments...         (216)            (11,586)      (49,007)        (2,191)           (98)             62
                                     -----------------------------------------------------------------------------------------------
                                          $5,554            $162,857      $258,484         $7,732         $2,720            $831
                                     ===============================================================================================

                                            SMITH            SMITH          SMITH         SMITH
                                           BARNEY           BARNEY         BARNEY        BARNEY
                                             HIGH        LARGE CAP  INTERNATIONAL         MONEY    INTERNATIONAL           ASSET
                                           INCOME            VALUE         EQUITY        MARKET           EQUITY      ALLOCATION
                                         DIVISION         DIVISION       DIVISION      DIVISION         DIVISION        DIVISION
                                     ----------------------------------------------------------------------------------------------
                                                                       (Dollars in thousands)
Unit transactions..................          $501             $611          $387            $136        $193,174          $1,417
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......            64               61            23              20          28,239              39
Net unrealized appreciation
   (depreciation) of investments...          (119)              20            45               -         (26,795)            (69)
                                     ----------------------------------------------------------------------------------------------
                                             $446             $692          $455            $156        $194,618          $1,387
                                     ==============================================================================================

                                                                            HIGH            SMALL
                                                          GROWTH &       QUALITY          COMPANY
                                           EQUITY           INCOME          BOND           GROWTH
                                         DIVISION         DIVISION      DIVISION         DIVISION         COMBINED
                                     -------------------------------------------------------------------------------
                                                                         (Dollars in thousands)
Unit transactions..................        $1,121             $274           $74              $79       $8,605,462
Accumulated net investment
   income (loss) and net realized
   gain (loss) on investments......            82                3             1                4        2,586,476
Net unrealized appreciation
   (depreciation) of investments...          (132)               7             3              (11)      (1,478,986)
                                     -------------------------------------------------------------------------------
                                           $1,071             $284           $78              $72       $9,712,952
                                     ===============================================================================


                                                                 27


NOTE 7 - UNIT VALUES
Accumulation unit value information for units outstanding,  by Contract type, as of December 31, 2000 follows:

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
LIQUID ASSET
Currently payable annuity products:
   DVA 80 ................................................................                209       16.61                 $3
   DVA 100 ...............................................................              3,872       16.21                 63
Contracts in accumulation period:
   DVA 80 ................................................................            253,815       16.61              4,216
   DVA 100 ...............................................................            939,201       16.21             15,226
   DVA Series 100.........................................................             72,995       15.54              1,134
   DVA Plus - Standard (pre February 2000)................................            713,224       15.75             11,234
   DVA Plus- Standard (post February 2000)................................            146,440       15.59              2,283
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus -
     Standard (pre February 2000), ES II..................................         14,214,983       15.47            219,919
   DVA Plus - Annual Ratchet (post February 2000), Access -
     Standard (post February 2000), Premium Plus - Standard (post
     February 2000).......................................................          7,270,477       15.31            111,297
   DVA Plus - 7% Solution (pre February 2000), Access - Annual
     Ratchet (pre February 2000) & 5.5% Solution, Premium Plus -
     Annual Ratchet (pre February 2000) & 5.5% Solution...................          5,535,946       15.19             84,117
   Access - Annual Ratchet (post February 2000), Premium Plus -
     Annual Ratchet (post February 2000)..................................          2,183,030       15.03             32,816
   DVA Plus - 7% Solution (post February 2000)............................            302,892       14.94              4,527
   Access - 7% Solution (pre February 2000), Premium Plus - 7%
     Solution (pre February 2000).........................................          7,933,969       14.90            118,208
   DVA Plus - Max 7 (post February 2000)..................................            293,515       14.76              4,333
   Access - 7% Solution (post February 2000), Premium Plus - 7%
     Solution (post February 2000)........................................          2,657,053       14.67             38,987
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................          2,132,811       14.50             30,917
   Value..................................................................             23,532       16.41                386
                                                                                                            -------------------
                                                                                                                    $679,666
LIMITED MATURITY BOND
Currently payable annuity products:
   DVA 80 ................................................................              3,466       19.05                $66
   DVA 100 ...............................................................              8,666       18.60                161
Contracts in accumulation period:
   DVA 80.................................................................             26,854       19.05                512
   DVA 100 ...............................................................          1,088,342       18.60             20,240
   DVA Series 100.........................................................             11,209       17.83                200
   DVA Plus - Standard (pre February 2000)................................            322,729       18.08              5,837
   DVA Plus- Standard (post February 2000) ...............................             53,158       17.92                953
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus -
     Standard (pre February 2000), ES II..................................          3,621,501       17.76             64,327
   DVA Plus - Annual Ratchet (post February 2000), Access -
     Standard (post February 2000), Premium Plus - Standard (post
     February 2000).......................................................            849,473       17.60             14,952


                                                                 28

NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - 7% Solution (pre February 2000), Access - Annual
     Ratchet (pre February 2000) & 5.5% Solution, Premium Plus -
     Annual Ratchet (pre February 2000) & 5.5% Solution...................          1,769,355       17.45             30,867
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            321,370       17.29              5,555
   DVA Plus - 7% Solution (post February 2000)............................             49,754       17.18                855
   Access - 7% Solution (pre February 2000), Premium Plus -
     7% Solution (pre February 2000) .....................................          2,442,970       17.11             41,790
   DVA Plus - Max 7 (post February 2000)..................................             73,720       16.97              1,251
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            507,893       16.87              8,569
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            273,264       16.67              4,555
   Value..................................................................             13,071       18.84                246
   Access One ............................................................              1,095       19.77                 22
                                                                                                            -------------------
                                                                                                                    $200,958
LARGE CAP VALUE
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             81,093       10.56               $856
   DVA Plus- Standard (post February 2000)................................            147,571       10.55              1,557
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          2,138,069       10.55             22,546
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,537,946       10.54             16,210
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            770,213       10.53              8,111
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            942,003       10.53              9,915
   DVA Plus - 7% Solution (post February 2000)............................            181,541       10.52              1,910
   Access - 7% Solution (pre February 2000), Premium Plus -
     7% Solution (pre February 2000)......................................            961,611       10.52             10,112
   DVA Plus - Max 7 (post February 2000)..................................            177,361       10.51              1,864
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          1,403,629       10.51             14,747
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            993,651       10.50             10,430
   Value..................................................................             27,079       10.59                287
                                                                                                            -------------------
                                                                                                                     $98,545
HARD ASSETS
Currently payable annuity products:
   DVA 100 ...............................................................              3,703       17.10                $63
Contracts in accumulation period:
   DVA 80.................................................................             37,384       17.52                655
   DVA 100................................................................            305,640       17.10              5,227
   DVA Series 100 ........................................................             11,245       16.39                184
   DVA Plus - Standard (pre February 2000)................................             83,792       16.62              1,392
   DVA Plus- Standard (post February 2000)................................              2,937       16.50                 49


                                                                 29


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................            309,819       16.32              5,056
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...             57,353       16.20                929
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            598,436       16.03              9,592
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................             17,608       15.91                280
   DVA Plus - 7% Solution (post February 2000) ...........................              5,200       15.81                 82
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            861,668       15.72             13,543
   DVA Plus - Max 7 (post February 2000) .................................             18,820       15.62                294
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................             42,632       15.53                662
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            227,856       15.34              3,495
   Value .................................................................                337       17.31                  6
                                                                                                            -------------------
                                                                                                                     $41,509
ALL CAP
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             51,500       11.61               $598
   DVA Plus- Standard (post February 2000)................................             80,308       11.61                932
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          2,182,516       11.59             25,306
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)..
                                                                                    1,200,520       11.59             13,913
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................          1,155,496       11.58             13,379
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            819,316       11.57              9,482
   DVA Plus - 7% Solution (post February 2000) ...........................             70,600       11.57                817
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          1,620,720       11.56             18,740
   DVA Plus - Max 7 (post February 2000)..................................             98,842       11.56              1,142
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            780,053       11.55              9,011
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            986,100       11.54             11,381
   Value..................................................................             15,599       11.65                182
                                                                                                            -------------------
                                                                                                                    $104,883
REAL ESTATE
Currently payable annuity products:
   DVA 80 ................................................................                280       28.59                 $8
   DVA 100 ...............................................................              3,858       27.91                108


                                                                 30


                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
Contracts in accumulation period:
   DVA 80.................................................................             16,243       28.59                464
   DVA 100 ...............................................................            460,525       27.91             12,854
   DVA Series 100.........................................................              6,470       26.76                173
   DVA Plus - Standard (pre February 2000)................................            130,114       27.12              3,529
   DVA Plus- Standard (post February 2000)................................              7,229       26.93                195
   DVA Plus - Annual  Ratchet  (pre  February  2000) & 5.5%  Solution,
     Access - Standard (pre February 2000),  Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet .....           1,006,919       26.64             26,821
   DVA Plus - Annual  Ratchet  (post  February  2000),  Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)..             211,380       26.44              5,589
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................            738,550       26.16             19,321
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................             86,644       25.97              2,250
   DVA Plus - 7% Solution (post February 2000) ...........................             12,612       25.81                326
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            826,871       25.65             21,212
   DVA Plus - Max 7 (post February 2000)..................................             25,056       25.50                639
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................             77,442       25.34              1,963
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            192,508       25.04              4,820
   Value .................................................................              1,113       28.25                 31
                                                                                                            -------------------
                                                                                                                    $100,303
FULLY MANAGED
Currently payable annuity products:
   DVA 80 ................................................................                839       27.95          $      23
   DVA 100 ...............................................................             30,484       27.28                832
Contracts in accumulation period:
   DVA 80 ................................................................             40,691       27.95              1,137
   DVA 100................................................................          1,764,528       27.28             48,140
   DVA Series 100 ........................................................             26,037       26.15                681
   DVA Plus - Standard (pre February 2000),...............................            473,557       26.51             12,553
   DVA Plus- Standard (post February 2000)................................             30,174       26.32                794
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          3,264,322       26.04             84,988
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            507,008       25.84             13,103
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          3,165,782       25.57             80,951
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            185,069       25.38              4,697
   DVA Plus - 7% Solution (post February 2000)............................             61,545       25.23              1,552


                                                                 31

NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................          3,237,449       25.07             81,175
   DVA Plus - Max 7 (post February 2000)..................................             15,600       24.92                389
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            400,243       24.77              9,915
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            183,884       24.47              4,500
   Value .................................................................              8,003       27.62                221
                                                                                                            -------------------
                                                                                                                    $345,651
EQUITY INCOME
Currently payable annuity products:
   DVA 80 ................................................................              4,863       25.67               $125
   DVA 100 ...............................................................             38,356       25.06                961
Contracts in accumulation period:
   DVA 80.................................................................            158,144       25.67              4,059
   DVA 100................................................................          3,135,453       25.06             78,570
   DVA Series 100 ........................................................             41,479       24.02                996
   DVA Plus - Standard (pre February 2000)................................            324,404       24.35              7,898
   DVA Plus- Standard (post February 2000)................................             24,472       24.17                591
   DVA Plus - Annual  Ratchet  (pre  February  2000) & 5.5%  Solution,
     Access - Standard (pre February 2000),  Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet......
                                                                                    2,309,476       23.91             55,228
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)..
                                                                                      470,889       23.74             11,178
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................          2,237,389       23.49             52,548
   Access - Annual Ratchet (post February 2000), Premium Plus -
     Annual Ratchet (post February 2000) .................................            225,138       23.31              5,248
   DVA Plus - 7% Solution (post February 2000) ...........................             79,161       23.17              1,834
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................          2,552,792       23.03             58,792
   DVA Plus - Max 7 (post February 2000) .................................             30,890       22.89                707
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            311,484       22.75              7,087
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            238,986       22.48              5,372
   Value .................................................................             22,752       25.36                577
   Access One ............................................................                833       26.61                 22
                                                                                                            -------------------
                                                                                                                    $291,793
CAPITAL APPRECIATION
Currently payable annuity products:
   DVA 100 ...............................................................             30,808       26.03               $802
Contracts in accumulation period:
   DVA 80 ................................................................             18,401       26.49                487
   DVA 100................................................................          1,995,446       26.03             51,945
   DVA Series 100 ........................................................             25,937       25.24                655
   DVA Plus - Standard (pre February 2000)................................            453,894       25.50             11,575


                                                                 32


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus- Standard (post February 2000)................................             97,043       25.36              2,461
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          3,626,696       25.17             91,289
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,210,622       25.03             30,300
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................          4,174,489       24.85            103,716
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................            847,242       24.70             20,927
   DVA Plus - 7% Solution (post February 2000)............................            124,676       24.59              3,066
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          4,496,266       24.48            110,086
   DVA Plus - Max 7 (post February 2000) .................................            109,154       24.38              2,661
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            981,676       24.27             23,825
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            969,120       24.06             23,314
   Value .................................................................             31,436       26.26                825
                                                                                                            -------------------
                                                                                                                    $477,934
RISING DIVIDENDS
Currently payable annuity products:
   DVA 80 ................................................................              2,315       26.02                $60
   DVA 100 ...............................................................             10,311       25.64                264
Contracts in accumulation period:
   DVA 80.................................................................             33,987       26.02                884
   DVA 100................................................................          2,125,370       25.64             54,493
   DVA Series 100.........................................................             51,586       24.99              1,289
   DVA Plus - Standard (pre February 2000)................................          1,150,706       25.21             29,006
   DVA Plus- Standard (post February 2000)................................             95,313       25.09              2,391
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          8,035,273       24.94            200,360
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...
                                                                                    1,073,372       24.81             26,632
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          9,797,232       24.67            241,653
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            440,779       24.54             10,816
   DVA Plus - 7% Solution (post February 2000)............................            428,500       24.45             10,477
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          9,922,551       24.36            241,712
   DVA Plus - Max 7 (post February 2000)..................................            119,426       24.27              2,898
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            803,307       24.18             19,425


                                                                 33


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            713,282       24.00             17,122
   Value..................................................................             33,143       25.83                856
                                                                                                            -------------------
                                                                                                                    $860,338
EMERGING MARKETS
Currently payable annuity products:
   DVA 100 ...............................................................             18,228        7.98               $146
Contracts in accumulation period:
   DVA 80.................................................................             15,618        8.09                127
   DVA 100 ...............................................................            726,252        7.98              5,792
   DVA Series 100.........................................................             19,358        7.77                151
   DVA Plus - Standard (pre February 2000)................................            265,114        7.84              2,079
   DVA Plus- Standard (post February 2000)................................             34,186        7.80                267
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000),  Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......            268,805        7.76              2,085
   DVA Plus - Annual  Ratchet  (post  February  2000),  Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...             79,970        7.72                617
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            976,884        7.67              7,494
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................              6,725        7.63                 52
   DVA Plus - 7% Solution (post February 2000)............................             64,473        7.61                491
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................             36,306        7.58                275
   DVA Plus - Max 7 (post February 2000)..................................             37,058        7.55                280
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................              6,252        7.52                 47
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................              6,704        7.47                 50
                                                                                                            -------------------
                                                                                                                     $19,953
MARKET MANAGER
Contracts in accumulation period:
   DVA 100................................................................            238,516       27.75             $6,619

VALUE EQUITY
Currently payable annuity products:
   DVA 80 ................................................................                296       20.15                 $6
   DVA 100 ...............................................................              1,103       19.91                 22
Contracts in accumulation period:
   DVA 80 ................................................................              6,969       20.15                140
   DVA 100 ...............................................................            401,819       19.91              7,999
   DVA Series 100.........................................................             11,002       19.49                214
   DVA Plus - Standard (pre February 2000)................................            373,943       19.63              7,342
   DVA Plus- Standard (post February 2000) ...............................             23,912       19.55                468


                                                                 34



NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          2,586,369       19.46             50,333
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            472,034       19.38              9,146
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          2,589,777       19.29             49,949
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            143,195       19.20              2,749
   DVA Plus - 7% Solution (post February 2000)............................             41,973       19.14                803
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          2,230,349       19.08             42,553
   DVA Plus - Max 7 (post February 2000)..................................             10,293       19.03                196
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            298,983       18.97              5,672
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            162,505       18.85              3,064
   Value .................................................................              3,296       20.02                 66
                                                                                                            -------------------
                                                                                                                    $180,722
STRATEGIC EQUITY
Currently payable annuity products:
   DVA 100 ...............................................................             29,192       19.30               $563
Contracts in accumulation period:
   DVA 80 ................................................................             33,313       19.51               $650
   DVA 100 ...............................................................            247,857       19.30              4,785
   DVA Series 100.........................................................              9,208       18.95                174
   DVA Plus - Standard (pre February 2000)................................            469,023       19.07              8,946
   DVA Plus- Standard (post February 2000) ...............................            107,927       19.00              2,051
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          4,824,610       18.92             91,300
   DVA Plus - Annual Ratchet (post February 2000), Access  - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,797,957       18.85             33,893
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          3,565,530       18.78             66,946
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................          1,149,145       18.70             21,490
   DVA Plus - 7% Solution (post February 2000)............................            185,121       18.65              3,453
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          4,283,689       18.60             79,684
   DVA Plus - Max 7 (post February 2000)..................................            149,363       18.55              2,771
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          1,203,898       18.50             22,276
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................          1,103,423       18.40             20,308
   Value..................................................................             22,904       19.41                444
                                                                                                            -------------------
                                                                                                                    $359,734

                                                                 34

NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
SMALL CAP
Currently payable annuity products:
   DVA 100 ...............................................................              6,108       18.77               $115
Contracts in accumulation period:
   DVA 80.................................................................             21,812       18.96                413
   DVA 100................................................................            366,134       18.77              6,872
   DVA Series 100.........................................................             14,421       18.44                266
   DVA Plus - Standard (pre February 2000)................................            457,260       18.54              8,476
   DVA Plus- Standard (post February 2000)................................             86,622       18.49              1,601
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          6,884,993       18.40            126,665
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...
                                                                                    1,586,595       18.35             29,116
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          5,436,276       18.26             99,255
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................          1,058,396       18.21             19,276
   DVA Plus - 7% Solution (post February 2000)............................            184,093       18.17              3,344
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................          4,812,017       18.12             87,196
   DVA Plus - Max 7 (post February 2000)..................................            140,651       18.07              2,542
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          1,163,996       18.03             20,986
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000..................................................            825,516       17.94             14,808
   Value .................................................................             60,739       18.86              1,146
   Access One ............................................................              1,040       19.25                 20
                                                                                                            -------------------
                                                                                                                    $422,097
MANAGED GLOBAL
Currently payable annuity products:
   DVA 100 ...............................................................             10,419       20.88               $218
Contracts in accumulation period:
   DVA 80.................................................................             17,976       21.22                381
   DVA 100 ...............................................................          1,876,847       20.88             39,190
   DVA Series 100.........................................................             34,905       20.30                709
   DVA Plus - Standard (pre February 2000)................................            583,929       20.44             11,937
   DVA Plus- Standard (post February 2000)................................            110,792       20.33              2,253
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          1,348,843       20.19             27,236
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            965,140       20.08             19,382
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          3,496,637       19.94             69,740





NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            648,150       19.83             12,855
   DVA Plus - 7% Solution (post February 2000)............................            406,790       19.75              8,034
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            565,653       19.67             11,126
   DVA Plus - Max 7 (post February 2000)..................................            138,197       19.59              2,707
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            621,115       19.51             12,116
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            522,271       19.34             10,103
   Value..................................................................             16,170       21.01                340
   Access One ............................................................                953       21.72                 20
                                                                                                            -------------------
                                                                                                                    $228,347
MID-CAP GROWTH
Currently payable annuity products:
   DVA 80 ................................................................                464       43.92                $20
   DVA 100 ...............................................................              6,727       43.37                292
Contracts in accumulation period:
   DVA 80.................................................................             34,342       43.92              1,509
   DVA 100................................................................          1,201,909       43.37             52,125
   DVA Series 100 ........................................................             21,975       42.42                932
   DVA Plus - Standard (pre February 2000)................................            519,800       42.70             22,193
   DVA Plus- Standard (post February 2000)................................            122,975       42.56              5,234
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          7,313,425       42.23            308,877
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,992,588       42.16             84,008
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          5,926,552       41.89            248,288
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................          1,290,685       41.76             53,902
   DVA Plus - 7% Solution (post February 2000) ...........................            186,073       41.63              7,746
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          6,423,421       41.50            266,562
   DVA Plus - Max 7 (post February 2000) .................................            162,554       41.37              6,725
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................          1,240,675       41.24             51,162
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................          1,099,617       40.98             45,058
   Granite PrimElite - Standard ..........................................              3,616       42.70                155
   Granite PrimElite - Annual Ratchet.....................................             27,638       42.23              1,167
   Value..................................................................             48,259       43.64              2,106
                                                                                                            -------------------
                                                                                                                  $1,158,061
CAPITAL GROWTH
Contracts in accumulation period:
   DVA 80.................................................................              4,517       17.71                $80
   DVA 100................................................................            310,535       17.54              5,447


                                                                 37


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Series 100.........................................................             10,129       17.25                175
   DVA Plus - Standard (pre February 2000)................................            603,420       17.33             10,460
   DVA Plus- Standard (post February 2000)................................             87,080       17.29              1,506
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II,..........................................          6,881,891       17.21            118,442
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,239,023       17.17             21,271
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................          6,622,519       17.09            113,149
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            740,611       17.04             12,623
   DVA Plus - 7% Solution (post February 2000)............................            181,294       17.00              3,083
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          8,274,067       16.96            140,348
   DVA Plus - Max 7 (post February 2000)..................................            116,196       16.92              1,966
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          1,171,869       16.88             19,782
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            874,247       16.80             14,687
   Value..................................................................             21,556       17.63                380
                                                                                                            -------------------
                                                                                                                    $463,399
RESEARCH
Contracts in accumulation period:
   DVA 80 ................................................................              6,559       27.39               $180
   DVA 100................................................................            345,241       27.05              9,340
   DVA Series 100 ........................................................             18,310       26.46                484
   DVA Plus - Standard (pre February 2000)................................            604,614       26.63             16,103
   DVA Plus- Standard (post February 2000)................................             86,539       26.55              2,298
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          8,149,685       26.39            215,099
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          1,500,906       26.30             39,472
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          7,760,199       26.13            202,800
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            973,963       26.05             25,373
   DVA Plus - 7% Solution (post February 2000)............................            378,215       25.97              9,822
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          8,763,559       25.89            226,859
   DVA Plus - Max 7 (post February 2000)..................................            160,258       25.81              4,135
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................          1,007,294       25.72             25,911
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            807,166       25.56             20,632


                                                                 38


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Granite PrimElite - Standard...........................................              3,075       26.63                 82
   Granite PrimElite - Annual Ratchet.....................................             36,485       26.39                963
   Value..................................................................             35,827       27.23                975
                                                                                                            -------------------
                                                                                                                    $800,528
TOTAL RETURN
Contracts in accumulation period:
   DVA 80.................................................................              8,319       21.54               $179
   DVA 100................................................................            329,747       21.27              7,013
   DVA Series 100.........................................................              7,790       20.80                162
   DVA Plus - Standard (pre February 2000)................................            768,269       20.94             16,086
   DVA Plus- Standard (post February 2000)................................             96,349       20.87              2,011
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          9,222,564       20.75            191,336
   DVA Plus - Annual Ratchet (post February 2000), Access  - Standard
    (post February 2000), Premium Plus - Standard (post February 2000)....          1,350,560       20.68             27,924
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          6,431,976       20.55             132,146
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            597,315       20.48              12,233
   DVA Plus - 7% Solution (post February 2000)............................            205,502       20.42               4,195
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................          9,095,578       20.35             185,107
   DVA Plus - Max 7 (post February 2000) .................................            102,750       20.29               2,084
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            836,664       20.22              16,920
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            506,976       20.10              10,188
   Granite PrimElite - Standard...........................................              4,433       20.94                  93
   Granite PrimElite - Annual Ratchet ....................................             27,675       20.75                 574
   Value .................................................................             28,821       21.40                 617
                                                                                                             -------------------
                                                                                                                     $608,868
GROWTH
Contracts in accumulation period:
   DVA 80.................................................................             33,891       22.65                $768
   DVA 100................................................................            776,539       22.44              17,425
   DVA Series 100.........................................................             28,302       22.07                 624
   DVA Plus - Standard (pre February 2000) ...............................            913,550       22.17              20,257
   DVA Plus- Standard (post February 2000)................................            325,133       22.12               7,192
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II ..........................................         18,211,995       22.02             400,965
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...          4,730,311       21.96             103,884
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................         13,563,137       21.86             296,433


                                                                 39


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................          3,020,949       21.80              65,867
   DVA Plus - 7% Solution (post February 2000)............................            693,052       21.75              15,074
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................         18,166,964       21.70             394,196
   DVA Plus - Max 7 (post February 2000)..................................            437,723       21.65               9,475
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................          3,791,737       21.59              81,880
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................          2,741,325       21.49              58,911
   Value..................................................................             89,147       22.55               2,010
   Access One ............................................................                808       22.98                  19
                                                                                                             -------------------
                                                                                                                   $1,474,980
GLOBAL FIXED INCOME
Contracts in accumulation period:
   DVA 80.................................................................                  1       12.19                  $-
   DVA 100................................................................             23,535       12.03                 283
   DVA Plus - Standard (pre February 2000)................................             59,545       11.85                 705
   DVA Plus- Standard (post February 2000)................................             16,337       11.81                 193
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II ..........................................          1,222,759       11.74              14,352
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)..
                                                                                      380,506       11.70               4,451
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            490,596       11.62               5,703
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            149,939       11.59               1,738
   DVA Plus - 7% Solution (post February 2000)............................             14,625       11.55                 169
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            774,315       11.51               8,916
   DVA Plus - Max 7 (post February 2000)..................................             16,854       11.48                 194
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            183,296       11.44               2,097
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            101,438       11.37               1,153
   Value..................................................................              3,821       12.11                  46
                                                                                                             -------------------
                                                                                                                      $40,000
DEVELOPING WORLD
Contracts in accumulation period:
   DVA 80 ................................................................              1,553        7.71                 $12
   DVA 100................................................................             27,070        7.67                 208
   DVA Plus - Standard (pre February 2000)................................             48,529        7.61                 369
   DVA Plus- Standard (post February 2000)................................             43,664        7.60                 332
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................          2,014,773        7.58              15,271


                                                                 40


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            760,058        7.57               5,752
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            991,863        7.55               7,485
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            609,636        7.54               4,594
   DVA Plus - 7% Solution (post February 2000)............................             52,533        7.52                 395
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          1,788,603        7.51              13,439
   DVA Plus - Max 7 (post February 2000)..................................             35,033        7.50                 263
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            549,427        7.49               4,116
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            259,187        7.47               1,936
   Value..................................................................             29,347        7.69                 226
                                                                                                             -------------------
                                                                                                                      $54,398
ASSET ALLOCATION GROWTH
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................              9,294        9.38                 $87
   DVA Plus- Standard (post February 2000)................................              5,894        9.38                  55
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................             41,334        9.38                 388
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            123,421        9.38               1,157
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................             25,334        9.37                 238
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            101,509        9.37                 951
   DVA Plus - 7% Solution (post February 2000)............................              7,201        9.37                  68
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................             36,958        9.37                 346
   DVA Plus - Max 7 (post February 2000)..................................             11,921        9.37                 112
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................             66,092        9.37                 619
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................             72,072        9.37                 675
                                                                                                             -------------------
                                                                                                                       $4,696
DIVERSIFIED MID CAP
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             6,748         9.88                 $66
   DVA Plus- Standard (post February 2000)................................             5,137         9.88                  50
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           290,230         9.88               2,867


                                                                 41


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual  Ratchet  (post  February  2000),  Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           131,431         9.88               1,298
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................           185,852         9.87               1,835
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................            80,992         9.87                 799
   DVA Plus - 7% Solution (post February 2000)............................             9,164         9.87                  90
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000) .................................................           285,263         9.87               2,816
   DVA Plus - Max 7 (post February 2000)..................................            10,627         9.87                 109
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            55,360         9.87                 546
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000) ................................................            89,462         9.87                 882
                                                                                                             -------------------
                                                                                                                      $11,358
INVESTORS SERIES Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................            13,281        11.28                $150
   DVA Plus- Standard (post February 2000)................................            29,577        11.27                 333
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II ..........................................           539,461        11.26               6,075
   DVA Plus - Annual Ratchet (post February 2000), Access  - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           313,828        11.26               3,533
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................           198,869        11.25               2,236
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................           202,765        11.24               2,280
   DVA Plus - 7% Solution (post February 2000)............................            21,065        11.24                 237
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................           234,838        11.23               2,637
   DVA Plus - Max 7 (post February 2000)..................................            11,867        11.23                 133
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................           145,735        11.22               1,635
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           191,223        11.21               2,144
   Value..................................................................            14,613        11.31                 165
                                                                                                             -------------------
                                                                                                                      $21,558
GROWTH & INCOME SERIES
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             3,617         9.95                 $36
   DVA Plus- Standard (post February 2000) ...............................            23,267         9.95                 231
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           274,785         9.94               2,733


                                                                 42


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           170,460         9.94               1,695
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            88,531         9.94                 880
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................           128,409         9.94               1,276
   DVA Plus - 7% Solution (post February 2000)............................            19,469         9.94                 193
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................           283,250         9.94               2,815
   DVA Plus - Max 7 (post February 2000)..................................            21,427         9.94                 213
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................           148,807         9.93               1,478
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           113,353         9.93               1,126
   Value..................................................................             5,022         9.96                  50
                                                                                                             -------------------
                                                                                                                      $12,726
SPECIAL SITUATIONS
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             2,315         8.89                 $21
   DVA Plus- Standard (post February 2000)................................            18,016         8.89                 160
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           121,670         8.89               1,081
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            76,347         8.89                 678
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            85,716         8.89                 762
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            66,473         8.88                 591
   DVA Plus - 7% Solution (post February 2000)............................             9,174         8.88                  81
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................           131,190         8.88               1,165
   DVA Plus - Max 7 (post February 2000)..................................             5,866         8.88                  52
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            62,575         8.88                 556
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            83,761         8.88                 744
                                                                                                             -------------------
                                                                                                                       $5,891
ING GLOBAL BRAND NAMES
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................            10,619         8.76                 $93
   DVA Plus- Standard (post February 2000)................................             8,037         8.76                  70
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           110,552         8.75                 968


                                                                 43


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT            EXTENDED
                               DIVISION/CONTRACT                                       UNITS        VALUE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (In thousands)
   DVA Plus - Annual  Ratchet  (post  February  2000),  Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           169,871         8.75               1,486
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            21,575         8.75                 189
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            85,307         8.74                 746
   DVA Plus - 7% Solution (post February 2000)............................            39,547         8.74                 346
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            28,853         8.74                 252
   DVA Plus - Max 7 (post February 2000)..................................             7,369         8.73                  64
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            84,578         8.73                 738
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            68,648         8.72                 599
   Value..................................................................               336         8.78                   3
                                                                                                             -------------------
                                                                                                                       $5,554
PIMCO HIGH YIELD BOND
Contracts in accumulation period:
   DVA 80.................................................................                 1        10.17                   -
   DVA 100................................................................           126,903        10.12              $1,284
   DVA Series 100.........................................................               948        10.03                  10
   DVA Plus - Standard (pre February 2000)................................           362,732        10.05               3,645
   DVA Plus- Standard (post February 2000)................................            63,647        10.04                 639
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................         5,140,417        10.01              51,454
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           908,512         9.97               9,082
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................         3,158,188         9.97              31,485
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................           498,509         9.96               4,963
   DVA Plus - 7% Solution (post February 2000)............................           111,021         9.94               1,104
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................         4,861,887         9.93              48,273
   DVA Plus - Max 7 (post February 2000)..................................            64,046         9.92                 635
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................           631,991         9.90               6,258
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           386,288         9.88               3,815
   Value..................................................................            20,732        10.15                 210
                                                                                                             -------------------
                                                                                                                     $162,857
PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
   DVA 80.................................................................               399        11.91                  $5
   DVA 100................................................................           117,131        11.85               1,388


                                                                 44


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                       UNITS        VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   DVA Series 100.........................................................             2,489        11.73                  29
   DVA Plus - Standard (pre February 2000)................................           281,922        11.77               3,317
   DVA Plus- Standard (post February 2000) ...............................            86,637        11.75               1,018
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................         6,006,923        11.72              70,399
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...         1,178,840        11.70              13,797
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................         4,659,705        11.67              54,389
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................           624,891        11.66               7,284
   DVA Plus - 7% Solution (post February 2000)............................           187,618        11.64               2,184
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................         6,921,410        11.62              80,461
   DVA Plus - Max 7 (post February 2000)..................................            70,828        11.61                 822
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................         1,176,897        11.59              13,644
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           829,397        11.56               9,589
   Value..................................................................            13,298        11.88                 158
                                                                                                             -------------------
                                                                                                                     $258,484
PRUDENTIAL JENNISON PORTFOLIO
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             2,731         7.85                 $21
   DVA Plus- Standard (post February 2000)................................            37,201         7.85                 292
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................           194,916         7.85               1,529
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...           242,694         7.84               1,902
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution .................................            64,129         7.84                 503
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................            92,165         7.84                 722
   DVA Plus - 7% Solution (post February 2000)............................            15,840         7.83                 124
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            75,572         7.83                 592
   DVA Plus - Max 7 (post February 2000)..................................            19,630         7.83                 154
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            89,929         7.82                 704
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................           152,003         7.82               1,189
                                                                                                             -------------------
                                                                                                                       $7,732


                                                                 45


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT            EXTENDED
                               DIVISION/CONTRACT                                       UNITS        VALUE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
SP JENNISON INTERNATIONAL PORTFOLIO
Contracts in accumulation period:
   DVA Plus - Standard (pre February 2000)................................             7,751         8.57                 $66
   DVA Plus- Standard (post February 2000)................................             6,381         8.57                  55
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II...........................................            65,551         8.56                 561
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            44,024         8.56                 377
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................            64,843         8.56                 555
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000) ........................................            58,710         8.56                 503
   DVA Plus - 7% Solution (post February 2000)............................             3,557         8.56                  30
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................            15,695         8.56                 134
   DVA Plus - Max 7 (post February 2000) .................................             7,516         8.56                  64
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000) ................................................            12,698         8.55                 109
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................            28,074         8.55                 240
   Value..................................................................             2,995         8.57                  26
                                                                                                             -------------------
                                                                                                                       $2,720
SMITH BARNEY APPRECIATION
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................               419        18.16                  $8
   Granite PrimElite - Annual Ratchet.....................................            45,655        18.03                 823
                                                                                                             -------------------
                                                                                                                         $831
SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................             4,903        12.56                 $62
   Granite PrimElite - Annual Ratchet.....................................            30,852        12.46                 384
                                                                                                             -------------------
                                                                                                                         $446
SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................             3,364        21.34                 $72
   Granite PrimElite - Annual Ratchet.....................................            29,285        21.16                 620
                                                                                                             -------------------
                                                                                                                         $692
SMITH BARNEY INTERNATIONAL EQUITY
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................             2,260        17.89                $ 40
   Granite PrimElite - Annual Ratchet.....................................            23,397        17.74                 415
                                                                                                             -------------------
                                                                                                                         $455
SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
   Granite PrimElite - Standard...........................................            10,771        12.38                $133
   Granite PrimElite - Annual Ratchet.....................................             1,839        12.27                  23
                                                                                                             -------------------
                                                                                                                         $156


                                                                 46


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT           EXTENDED
                               DIVISION/CONTRACT                                       UNITS        VALUE              VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
INTERNATIONAL EQUITY
Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......          5,535,477       11.37             $62,958
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................          2,474,742       11.37              28,140
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................          5,326,265       11.29              60,130
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...            685,944       11.18               7,669
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................          1,257,278       11.43              14,365
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................            804,897       11.34               9,130
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................          1,033,869       11.23              11,615
   Value..................................................................             52,151       11.73                 611
                                                                                                             -------------------
                                                                                                                     $194,618
ASSET ALLOCATION
Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......             10,075       10.78                $109
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................              4,515       10.76                  49
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................             18,669       10.74                 200
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...             70,287       10.78                 757
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................              6,792       10.76                  73
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................             18,516       10.73                 199
                                                                                                             -------------------
                                                                                                                       $1,387
EQUITY
Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......             10,577       11.41              $  121
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................             12,157       11.39                 138


                                                                 47


NOTE 7 - UNIT VALUES (CONTINUED)
                                                                                                     UNIT            EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................              6,672       11.37                  76
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...             46,533       11.41                 531
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................              3,426       11.38                  39
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................             14,623       11.36                 166
                                                                                                             -------------------
                                                                                                                       $1,071
GROWTH & INCOME Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000),  Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet......               9,132       10.98                $100
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................                992       10.96                  11
   Access - 7% Solution (pre February 2000), Premium Plus - 7% Solution
     (pre February 2000)..................................................              3,904       10.94                  43
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...              4,780       10.98                  52
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................              7,086       10.93                  78
                                                                                                             -------------------
                                                                                                                         $284
HIGH QUALITY BOND
Contracts in accumulation period:
   DVA Plus - Annual Ratchet & 5.5% Solution, Access -
     Standard, Premium Plus - Standard, ES II.............................              4,745       11.05                 $53
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...              2,299       11.04                  25
                                                                                                             -------------------
                                                                                                                          $78
SMALL COMPANY GROWTH
Contracts in accumulation period:
   DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution,
     Access - Standard (pre February 2000), Premium Plus - Standard
     (pre February 2000), ES II, Granite PrimElite - Annual Ratchet.......              1,744       13.35                 $23
   DVA Plus - 7% Solution (pre February 2000), Access - Annual Ratchet
     (pre February 2000) & 5.5% Solution, Premium Plus - Annual Ratchet
     (pre February 2000) & 5.5% Solution..................................              1,380       13.32                  19
   DVA Plus - Annual Ratchet (post February 2000), Access - Standard
     (post February 2000), Premium Plus - Standard (post February 2000)...              1,108       13.34                  15
   Access - Annual Ratchet (post February 2000), Premium Plus - Annual
     Ratchet (post February 2000).........................................                466       13.32                   6


                                                                 48


NOTE 7 - UNIT VALUES (CONTINUED)

                                                                                                     UNIT            EXTENDED
                               DIVISION/CONTRACT                                        UNITS       VALUE               VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              (In thousands)
   Access - 7% Solution (post February 2000), Premium Plus - 7% Solution
     (post February 2000).................................................                627       13.28                   8
   Access - Max 7 (post February 2000), Premium Plus - Max 7
     (post February 2000).................................................                100       13.27                   1
                                                                                                             -------------------
                                                                                                                          $72
                                                                                                             -------------------
COMBINED..................................................................        483,096,286                      $9,712,952
                                                                                ===============              ===================


                                                                 49

                      PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS


(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I, III and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.


                                                             SCHEDULE I
                                                       SUMMARY OF INVESTMENTS
                                              OTHER THAN INVESTMENTS IN RELATED PARTIES
                                                       (Dollars in thousands)



                                                                                                                      BALANCE
                                                                                                                        SHEET
   DECEMBER 31, 2000                                                                     COST(1)        VALUE          AMOUNT
------------------------------------------------------------------------------------------------------------------------------
   TYPE OF INVESTMENT
   Fixed maturities, available for sale:
    Bonds:
      United States government and governmental agencies and
        authorities.........................................................            $18,607       $19,171          $19,171
      Public utilities......................................................             54,132        52,826           52,826
      Corporate securities..................................................            355,890       349,202          349,202
      Other asset-backed securities.........................................            223,787       224,122          224,122
      Mortgage-backed securities............................................            146,335       147,257          147,257
                                                                                  --------------------------------------------
      Total fixed maturities, available for sale............................            798,751       792,578          792,578

   Equity securities:
      Common stocks: industrial, miscellaneous, and all other...............              8,611         6,791            6,791

   Mortgage loans on real estate.........................................                99,916                         99,916
   Policy loans..........................................................                13,323                         13,323
   Short-term investments................................................               106,775                        106,775
                                                                                  ---------------                -------------
   Total investments.....................................................            $1,027,376                     $1,019,383
                                                                                  ===============                =============

Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.



                                                            SCHEDULE III
                                                 SUPPLEMENTARY INSURANCE INFORMATION
                                                       (Dollars in thousands)


COLUMN A        COLUMN B     COLUMN C     COLUMN D    COLUMN E   COLUMN F   COLUMN G    COLUMN H    COLUMN I    COLUMN J   COLUMN K
------------------------------------------------------------------------------------------------------------------------------------
                                 FUTURE
                                 POLICY                                                             AMORTIZA-
                              BENEFITS,                   OTHER                           BENEFITS    TION OF
                                LOSSES,                  POLICY                            CLAIMS,   DEFERRED
                 DEFERRED        CLAIMS                  CLAIMS  INSURANCE                  LOSSES     POLICY
                   POLICY           AND    UNEARNED         AND   PREMIUMS        NET          AND     ACQUI-       OTHER
              ACQUISITION          LOSS     REVENUE    BENEFITS        AND INVESTMENT  SETTLEMENT      SITION   OPERATING   PREMIUMS
SEGMENT             COSTS      EXPENSES     RESERVE     PAYABLE    CHARGES     INCOME     EXPENSES      COSTS   EXPENSES*    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000:

Life insurance    $635,147   $1,062,891      $6,817         $82   $144,877    $64,140     $200,031    $55,154    $143,300        --

YEAR ENDED DECEMBER 31, 1999:

Life insurance     528,957    1,033,701       6,300           8     82,935     59,169      182,221     33,119     (83,827)       --

YEAR ENDED DECEMBER 31, 1998:

Life insurance     204,979      881,112       3,840          --     39,119     42,485       96,968      5,148     (26,406)       --



*    This includes policy  acquisition  costs deferred for first year commissions and interest  bonuses,  premium credit,  and other expenses related to the production of new business. The costs related to first year interest bonuses and the premium credit are included in benefits claims, losses, and settlement expenses.





                                                             SCHEDULE IV
                                                             REINSURANCE


COLUMN A                                             COLUMN B        COLUMN C        COLUMN D         COLUMN E        COLUMN F
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    PERCENTAGE
                                                                     CEDED TO         ASSUMED                        OF AMOUNT
                                                        GROSS           OTHER      FROM OTHER              NET         ASSUMED
                                                       AMOUNT       COMPANIES       COMPANIES           AMOUNT          TO NET
--------------------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2000:
    Life insurance in force.................     $196,334,000    $105,334,000              --      $91,000,000              --
                                                ================================================================================

At December 31, 1999:
    Life insurance in force.................     $225,000,000    $119,575,000              --     $105,425,000              --
                                                ================================================================================

AT DECEMBER 31, 1998:
    Life insurance in force.................     $181,456,000    $111,552,000              --      $69,904,000              --
                                                ================================================================================



EXHIBITS

(b) (1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant. (1)

    (2)  N/A

    (3)  (a)  Distribution Agreement between the Depositor and
              Directed Services, Inc. (1)
         (b)  Dealers Agreement. (1)
         (c)  Organizational Agreement. (1)
         (d)  (i)  Addendum to Organizational Agreement. (1)
              (ii) Expense Reimbursement Agreement. (1)
         (e)  Assignment Agreement for Organizational Agreement. (1)

    (4)  (a)  Individual Deferred Combination Variable and Fixed Annuity
               Contract. (4)
         (b)  Group Deferred Combination Variable and Fixed
               Annuity Contract. (4)
         (c)  Individual Deferred Variable Annuity Contract. (4)
         (d)  Individual Retirement Annuity Rider Page. (1)
         (e)  ROTH Individual Retirement Annuity Rider. (2)
         (f)  Schedule Page to the  Contract featuring The
               Galaxy VIP Fund. (5)
         (g)  Minimum Guaranteed Accumulation Benefit Rider (REV)
         (h)  Minimum Guaranteed Income Benefit Rider (REV)
         (i)  Minimum Guaranteed Withdrawal Benefit Rider (REV)
         (j)  Living Benefit Rider Endorsement (Inforce Riders)
         (k)  Death Benefit Endorsement No.1 (REV)(7% Solution Enhanced)
         (l)  Death Benefit Endorsement No.2 (REV)(Ratchet Enhanced)
         (m)  Death Benefit Endorsement No.3 (REV)(Standard)
         (n)  Death Benefit Endorsement No.4 (REV)(Max 7 Enhanced)
         (o)  Death Benefit Endorsement No.5 (Base Death Benefit)
         (p)  Death Benefit Endorsement No.6 (Inforce Contracts)
         (q)  Earnings Enhancement Death Benefit Rider

    (5)  (a)  Individual Deferred Combination Variable and Fixed Annuity
               Application. (6)
         (b) Group Deferred Combination Variable and Fixed Annuity Enrollment Form. (6)
         (c)  Individual Deferred Variable Annuity Application. (6)

    (6)  (a)  Certificate of Amendment of the Restated Articles of
               Incorporation of Golden American, dated (03/01/95). (4)
         (b)  By-Laws of Golden American, dated (01/07/94). (4)
         (c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99). (4)

    (7)  Not applicable.

    (8)   (a) Participation Agreement between Golden American and Warburg
               Pincus Trust. (4)
          (b) Participation Agreement between Golden American and PIMCO Variable Insurance Trust. (4)
          (c) Participation Agreement between Golden American and The Galaxy VIP Fund. (8)
          (d) Administrative Services Agreement between Golden American and Equitable of Iowa companies. (3)
          (e) Service Agreement between Golden American and Directed Services, Inc. (3)
          (f) Service Agreement between Golden American and EISI. (3)
          (g) Asset Management Agreement between Golden American and
               ING Investment Management LLC. (4)
          (h) Reciprocal Loan Agreement between Golden American and
               ING America Insurance Holdings, Inc. (4)
          (i) Revolving Note Payable between Golden American and
               SunTrust Bank. (4)
          (j) Surplus Note, dated 12/17/96, between Golden American and Equitable of Iowa Companies. (8)
          (k) Surplus Note, dated 12/30/98, between Golden American
               and Equitable Life Insurance Company of Iowa. (8)
          (l) Surplus Note, dated 09/30/99, between Golden American
               and ING AIH. (8)
          (m) Surplus Note, dated 12/08/99, between Golden American
               and First Columbine Life Insurance Company. (7)
          (n) Surplus Note, dated, 12/30/99, between Golden American and Equitable Life Insurance Company of Iowa. (7)
          (o) Participation Agreement between Golden American and
               Prudential Series Fund, Inc. (8)
          (p) Participation Agreement between Golden American and
               ING Variable Insurance Trust. (8)
          (q) Amendment to the Participation Agreement between Golden American and Prudential Series Fund, Inc. (10)
          (r) Reinsurance Agreement, dated 06/30/00, between Golden
               American and Equitable Life Insurance Company of Iowa (9)
          (s) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of July 31, 2000 and expiring
                July 31, 2001 (9)
          (t) Reinsurance Agreement, effective 01/01/00, between Golden
               American and Security Life of Denver International Limited
          (u) Letter of Credit between Security Life of Denver International
               Limited and The Bank of New York for the benefit of Golden
                American
          (v) Form of Participation Agreement between Golden American and Pilgrim Variable Products Trust
          (w) Form of Participation Agreement between Golden American and
               ProFunds

    (9)  Opinion and Consent of Myles R. Tashman.

    (10) (a)  Consent of Sutherland, Asbill & Brennan LLP
         (b)  Consent of Ernst & Young LLP, Independent Auditors
         (c) Consent of Myles R. Tashman, incorporated in Item 9 of this Part C, together with the Opinion of Myles R. Tashman.

    (11) Not applicable.

    (12) Not applicable.

    (13) Schedule of Performance Data.

    (14) Not applicable.

    (15) Powers of Attorney.

    (16) Subsidiaries of ING Groep N.V.

(1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1997 (File Nos. 333-28755, 811-5626).

(2) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on February 12, 1998 (File Nos. 333-28755, 811-5626).

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 1998 (File Nos. 333-28755, 811-5626).

(4) Incorporated herein by reference to Post-Effective Amendment No. 5 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 23, 1999
     (File Nos. 333-28755, 811-5626).

(5) Incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 24, 1999 (File Nos. 333-28755, 811-5626).

(6) Incorporated herein by reference to Post-Effective Amendment No. 7 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 2, 1999 (File Nos. 333-28755, 811-5626).

(7) Incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on January 26, 2000 (File Nos. 333-28755, 811-5626).

(8) Incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 26, 2000 (File Nos. 333-28755, 811-5626).

(9) Incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 13, 2000 (File Nos. 333-28755, 811-5626).

(10) Incorporated herein by reference to Post-Effective Amendment No. 13 to a Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28755, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------
Robert C. Salipante     ReliaStar Financial Corp.     Director and Chief
                        20 Washington Avenue South    Executive Officer
                        Minneapolis, MN  55402

Chris D. Schreier       ReliaStar Financial Corp.     President
                        20 Washington Avenue South
                        Minneapolis, MN  55402

Barnett Chernow         Golden American Life Ins. Co. President and
                        1475 Dunwoody Drive           CEO, Investment
                        West Chester, PA  19380       Products Group

Thomas J. McInerney     ING Aetna Financial Services  Director
                        151 Farmington Avenue
                        Hartford, CT  06156

Mark A. Tullis          ING Insurance Operations      Director
                        5780 Powers Ferry Road
                        Atlanta, GA  30327-4390

Phillip R. Lowery       ING Insurance Operations      Director
                        5780 Powers Ferry Road
                        Atlanta, GA  30327-4390

Wayne R. Huneke         ING Insurance Operations      Director and Chief
                        5780 Powers Ferry Road        Financial Officer
                        Atlanta, GA  30327-4390

Myles R. Tashman        Golden American Life Ins. Co. Executive Vice President,
                        1475 Dunwoody Drive           General Counsel and
                        West Chester, PA  19380       Assistant Secretary

James R. McInnis        Golden American Life Ins. Co. Executive Vice President
                        1475 Dunwoody Drive           and Chief Marketing
                        West Chester, PA  19380       Officer

Stephen J. Preston      Golden American Life Ins. Co. Executive Vice President
                        1475 Dunwoody Drive           and Chief Actuary
                        West Chester, PA  19380

Steven G. Mandel        Golden American Life Ins. Co. Senior Vice President and
                        1475 Dunwoody Drive           Chief Information Officer
                        West Chester, PA  19380

Ronald R. Blasdell      Golden American Life Ins. Co. Senior Vice President
                        1475 Dunwoody Drive
                        West Chester, PA  19380

E. Robert Koster        Golden American Life Ins. Co. Senior Vice President
                        1475 Dunwoody Drive
                        West Chester, PA  19380

David L. Jacobson       Golden American Life Ins. Co. Senior Vice President and
                        1475 Dunwoody Drive           Chief Compliance Officer
                        West Chester, PA  19380

William L. Lowe         Equitable of Iowa Companies   Senior Vice President,
                        909 Locust Street             Sales & Marketing
                        Des Moines, IA  50309

Gary F. Haynes          Golden American Life Ins. Co. Senior Vice President
                        1475 Dunwoody Drive           Operations
                        West Chester, PA  19380

David S. Pendergrass    ING Insurance Operations      Vice President and
                        5780 Powers Ferry Road        Treasurer
                        Atlanta, GA  30327-4390

Paula Cludray-Engelke   ReliaStar Financial Corp.     Secretary
                        20 Washington Avenue South
                        Minneapolis, MN  55402

Andrew D. Chua         Golden American Life In. Co.  Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owns 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose for the formation of First Golden is to offer variable products in the state of New York.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING, as of February 28, 2001, are included in this registration statement as Exhibit 16.

Item 27:  Number of Contract Owners

As of March 30, 2001, there are 59,710 qualified contract owners and 80,125 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, First Golden American Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
-------------------            ---------------------

James R. McInnis               President

Barnett Chernow                Director and Executive Vice President

Myles R. Tashman               Director, Executive Vice President,
                               Secretary and General Counsel

Stephen J. Preston             Executive Vice President

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

(c)
             2000 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $208,883,000       $0          $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478, ING Americas at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines,
Iowa  50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 23rd day of April, 2001.


                                     SEPARATE ACCOUNT B
                                      (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

                                By:
                                     --------------------
                                     Robert C. Salipante*
                                     Chief Executive Officer

Attest: /s/ Marilyn Talman
        ------------------------
         Marilyn Talman
         Vice President, Associate General Counsel
         and Assistant Secretary of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 23, 2001.

Signature                     Title
---------                     -----

                              Director and Chief Executive
--------------------          Officer of Depositor
Robert C. Salipante*



                              Director, Senior Vice President
--------------------          and Chief Financial Officer
Wayne R. Huneke*


                DIRECTORS OF DEPOSITOR


----------------------
Robert C. Salipante*


----------------------
Thomas J. McInerney*


----------------------
Wayne R. Huneke*


----------------------
Mark A. Tullis*


----------------------
Phillip R. Lowery*


Attest: /s/ Marilyn Talman
        ------------------------
         Marilyn Talman
         Vice President, Associate General Counsel
         and Assistant Secretary of Depositor

*Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX

ITEM      EXHIBIT                                                PAGE #
----      -------                                                ------

4(g)      Minimum Guaranteed Accumulation Benefit Rider (REV)    EX-99.B4G

4(h)      Minimum Guaranteed Income Benefit Rider (REV)          EX-99.B4H

4(i)      Minimum Guaranteed Withdrawal Benefit Rider (REV)      EX-99.B4I

4(j)      Living Benefit Rider Endorsement (Inforce Riders)      EX-99.B4J

4(k)      Death Benefit Endorsement No.1 (REV)
           (7% Solution Enhanced)                                EX-99.B4K

4(l)      Death Benefit Endorsement No.2 (REV)(Ratchet Enhanced) EX-99.B4L

4(m)      Death Benefit Endorsement No.3 (REV)(Standard)         EX-99.B4M

4(n)      Death Benefit Endorsement No.4 (REV)(Max 7 Enhanced)   EX-99.B4N

4(o)      Death Benefit Endorsement No.5 (Base Death Benefit)    EX-99.B4O

4(p)      Death Benefit Endorsement No.6 (Inforce Contracts)     EX-99.B4P

4(q)      Earnings Enhancement Death Benefit Rider               EX-99.B4Q

8(t)      Reinsurance Agreement, effective 01/01/00,
          between Golden American and Security Life of
          Denver International Limited                           EX-99.B8T

8(u)      Letter of Credit between Security Life of Denver
          International Limited and The Bank of New York
          for the benefit of Golden American                     EX-99.B8U

8(v)      Form of Participation Agreement between Golden
          American and Pilgrim Variable Products Trust           EX-99.B8V

8(w)      Form of Participation Agreement between Golden
          American and ProFunds                                  EX-99.B8W

9         Opinion and Consent of Myles R. Tashman                EX-99.B9

10(a)     Consent of Sutherland Asbill & Brennan LLP             EX-99.B10A

10(b)     Consent of Ernst & Young LLP, Independent Auditors     EX-99.B10B

13        Schedule of Performance Data                           EX-99.B13

15        Powers of Attorney                                     EX-99.B15

16        Subsidiaries of ING Groep N.V.                         EX-99.B16